Registration No. 333-171650
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 18
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 299
(Check appropriate box or boxes)
Principal Life Insurance Company Separate Account B
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(Exact Name of Registrant)
Principal Life Insurance Company
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(Name of Depositor)
The Principal Financial Group, Des Moines, Iowa 50392
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(Address of Depositor's Principal Executive Offices) (Zip Code)
(515) 362-2384
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Depositor's Telephone Number, including Area Code

Doug Hodgson

The Principal Financial Group, Des Moines, Iowa 50392
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(Name and Address of Agent for Service)
Title of Securities Being Registered: Principal® Lifetime Income Solutions

It is proposed that this filing will become effective (check appropriate box)
_____ immediately upon filing pursuant to paragraph (b) of Rule 485
_XX _ on May 1, 2022 pursuant to paragraph (b) of Rule 485
_____ on (date) pursuant to paragraph (a)(1) of Rule 485
_____ on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
_____    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Explanatory Note: This post-effective amendment is relying on template filing relief pursuant to Rule 485(b)(1)(vii); please reference correspondence filed April 13, 2022. This post-effective amendment incorporates disclosures related to recent changes to Form N-4 and new summary prospectus rules adopted by the Commission, which were previously reviewed in conjunction with Amendment Number 24 (filed under Rule 485(a) on March 9, 2022), and Amendment number 25 (filed under 485(a) and effective May 1, 2022) for Principal Variable Annuity (Flexible Variable Annuity), File Nos. 333-40254 and 811-02091.

PRINCIPAL ® LIFETIME INCOME SOLUTIONS
VARIABLE ANNUITY

Prospectus dated May 1, 2022
This prospectus describes Principal ® Lifetime Income Solutions Variable Annuity, an individual, flexible premium, deferred variable annuity (the “Contract”), issued by Principal Life Insurance Company (“the Company”, “we”, “our” or “us”) through Principal Life Insurance Company Separate Account B (“Separate Account”). The Company no longer offers or issues this product. This prospectus is only for the use of the current owners of the product.
This prospectus provides information about the Contract and the Separate Account that you, as owner, should know before investing. The prospectus should be read and retained for future reference. Additional information about the Contract and the Separate Account is included in the Statement of Additional Information (“SAI”), dated May 1, 2022, which has been filed with the Securities and Exchange Commission (the “SEC”) and is considered a part of this prospectus. You may obtain a free copy of the SAI and all additional information by writing or calling: Principal ® Lifetime Income Solutions Variable Annuity, Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382, Telephone: 1-800-852-4450. You can also visit the SEC’s website at www.sec.gov, which contains the SAI, material incorporated into this prospectus by reference, and other information about registrants that file electronically with the SEC.
These securities have not been approved or disapproved by the SEC or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Additional information about certain investment products, including variable annuities, has been prepared by the SEC's staff and is available at Investor.gov.
You generally may allocate your investment in the Contract in the Fixed Account and the Separate Account divisions. The Fixed Account is a part of our General Account. Obligations of the General Account are subject to the rights of the Company’s other creditors and the Company's overall claims paying ability. Each division of the Separate Account invests in shares of a corresponding mutual fund (the “underlying mutual funds”). A list of the underlying mutual funds available under the Contract is shown in Appendix A to this prospectus.
Your accumulated value will vary according to the investment performance of the underlying mutual funds in which your selected division(s) are invested. We do not guarantee the investment performance of the underlying mutual funds.
For any administrative questions, you may contact us by writing or calling: Principal ® Lifetime Income Solutions Variable Annuity, Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382, Telephone: 1-800-852-4450.
This prospectus describes all material features of the Contract and any material differences due to state variations.
An investment in the Contract is not a deposit or obligation of any bank and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation or any other government agency.
No person is authorized to give any information or to make any representation in connection with this Contract other than those contained in this prospectus.

1.GLOSSARY
The terms defined below are used throughout this Prospectus.
accumulated value (Contract accumulated value) - the sum of the values in the Fixed Account and the Separate Account divisions.
anniversary(ies) - the same date and month of each year following the contract date.
annuitant - the person, including any joint annuitant, on whose life the annuity benefit payment is based. This person may or may not be the owner.
annuitization - application of a portion or all of the accumulated value to an annuity benefit payment option to make income payments.
annuitization date - the date all of the owner’s accumulated value is applied to an annuity benefit payment option.
Automatic Portfolio Rebalancing (APR) - the transfer of money among your Separate Account divisions on a set schedule to maintain a specified percentage in each Separate Account division.
cash surrender value (surrender value) - the accumulated value minus any applicable surrender charges and fee(s) (contract fee and/or prorated share of the charge(s) for optional rider(s)).
contract date - the date that the Contract is issued and which is used to determine contract years.
contract year - the one-year period beginning on the contract date and ending one day before the contract anniversary and any subsequent one-year period beginning on a contract anniversary (for example, if the contract date is June 5, 2013, the first contract year ends on June 4, 2014, and the first contract anniversary falls on June 5, 2014).
data page - that portion of the Contract that contains the following: owner and annuitant data (names, gender, annuitant age); the contract date; maximum annuitization date; Contract charges and limits; benefits; and a summary of any optional benefits selected by the Contract owner.
division(s) - refer to the term “Separate Account division” in this Glossary.
Fixed Account - an account that uses a guaranteed interest rate to calculate interest earned.
Fixed Account value - the amount invested in the Fixed Account (plus interest earned and less any surrenders and/or transfers).
General Account – assets of the Company other than those allocated to any of our Separate Accounts.
good order - an instruction or request is in good order when it is received in our home office, or other place we may specify, and has such clarity and completeness that we do not have to exercise any discretion to carry out the instruction or request. We may require that the instruction or request be given in a certain form.
home office - Company’s corporate headquarters located at Principal Financial Group, Des Moines, Iowa 50392-1770.
investment options - the Fixed Account and Separate Account divisions.
joint annuitant - an annuitant whose life determines the annuity benefit under this Contract. Any reference to the death of the annuitant means the death of the first annuitant to die.
joint owner - an owner who has an undivided interest with the right of survivorship in this Contract with another owner. Any reference to the death of the owner means the death of the first owner to die.
non-qualified contract - a Contract that does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple-IRA or Tax Sheltered Annuity.

notice - communication received by us, at the home office, either in writing or in another form approved by us in advance.
Your notices may be mailed to us at:
Principal Life Insurance Company
P O Box 9382
Des Moines, Iowa 50306-9382
owner - the person, including joint owner, who owns all the rights and privileges of this Contract.
premium payments - the gross amount you contributed to the Contract.
qualified plan(s) - retirement plans that receive favorable tax treatment under Section 401 or 403(a) of the Internal Revenue Code.
Required Minimum Distribution (“RMD”) amount - the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions.
Separate Account division (division(s)) - a part of the Separate Account that invests in shares of an underlying mutual fund. (Referred to in the marketing materials as “sub-accounts.”)
Separate Account division value - the sum of all divisions’ values; each division’s value is determined by multiplying the number of units in that division by the unit value of that division.
surrender - the withdrawal of all or part of the accumulated value of your Contract.
surrender charge - the charge deducted upon certain partial surrenders or total surrender of the Contract before the annuitization date.
transfer - moving all or a portion of your accumulated value to or from one investment option or among several investment options. All transfers initiated during the same valuation period are considered to be one transfer for purposes of calculating the transaction fee, if any.
underlying mutual fund - a registered open-end investment company, or a series or portfolio thereof, in which a division invests.
unit - the accounting measure used to determine your proportionate interest in a division.
unit value - a measure used to determine the value of an investment in a division.
valuation date (valuation days) - each day the New York Stock Exchange (“NYSE”) is open for trading and trading is not restricted.
valuation period - the period of time from one determination of the value of a unit of a division to the next. Each valuation period begins at the close of normal trading on the NYSE, generally 4:00 p.m. Eastern Time, on each valuation date and ends at the close of normal trading of the NYSE on the next valuation date.
we, our, us - Principal Life Insurance Company. We are also referred to throughout this prospectus as the Company.
you, your - the owner of this Contract, including any joint owner.

2.     KEY INFORMATION

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawals	If you withdraw money from your Contract within 7 years following your last premium payment, you will be assessed a surrender charge. The maximum surrender charge is 6% of the amount withdrawn during the first three contract years, declining down to 0% over the 7-year time period. For example, if you make an early withdrawal within the first three contract years, you could pay a surrender charge of up to $6,000 on a $100,000 investment.			7. CHARGES – Deferred Sales Load (“Surrender Charge”)
Transaction Fees	In addition to surrender charges, you may also be charged for other transactions, such as when you exceed more than 12 unscheduled partial surrenders in a contract year or you make more than one unscheduled transfer in a contract year.			7. CHARGES – Transaction Fees
Ongoing Fees and Expenses (annual charges)
The following part of the table describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your data page for information about the specific fees you will pay each year based on the options you have selected.
	ANNUAL FEE	MINIMUM	MAXIMUM	LOCATION IN PROSPECTUS
	1. Base contract[1]	1.40%	1.40%	7. CHARGES – Base Contract Annual Expenses
	2. Investment options (underlying mutual fund fees and expenses)[2]	0.47%	0.60%	APPENDIX A - INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
	3. Guaranteed Minimum Withdrawal Benefit (“GMWB”).[3] For applications signed on or after August 1, 2015 [4]	1.05%	1.05%	7. CHARGES – GMWB Charges for Rider Benefits

[1]
This fee reflects the Mortality and Expense Risks Charge and Administration Charge. We assess each division with a daily charge. The annual rate of the charge is the percentage of the average daily net assets of the Separate Account divisions.

[2]	As a percentage of the average net underlying mutual fund assets.

[3]
As part of your purchase, you were required to have the GMWB rider. To help you understand the cost of owning your Contract, the table above shows the lowest and highest current charges you could pay each year. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

[4]
For applications signed on or after August 1, 2013 but before August 1, 2015, the minimum and maximum current charge for the rider is 0.95%. For applications signed before August 1, 2013, the minimum and maximum current charge is 0.73%.

Lowest and Highest Annual Cost Table

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, this table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST $2,475	HIGHEST ANNUAL COST $2,571
Assumes:	Assumes:

●  Investment of $100,000

●  5% annual appreciation

●  Least expensive Base Contract charge, underlying mutual fund fees and expenses, and GMWB charge

●  No optional benefits

●  No sales charges

●  No additional purchase payments, transfers or withdrawals

●  Investment of $100,000

●  5% annual appreciation

●  Most expensive Base Contract charge, underlying mutual fund fees and expenses, and GMWB charge

●  No sales charges

●  No additional purchase payments, transfers or withdrawals

	RISKS	LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract.	5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Poor Investment Performance
Not a Short-Term Investment
This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

Surrender charges apply for up to 7 years following your last premium payment. These charges will reduce the value of your Contract if you withdraw money during that time.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Liquidity Risk
Risks Associated with Investment Options
•  An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.

•  Each investment option (including the Fixed Account) has its own unique risks.

•  You should review the prospectuses for the available underlying mutual funds before making an investment decision.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Insurance Company Risks
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Fixed Account), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request by calling the following toll-free telephone number: 1-800-852-4450.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Insurance Company Risks
	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments
•Investment Limitations – In purchasing the Contract, the underlying mutual funds available to you as investment options under the Contract are limited to those investment options included in Appendix A. Having the GMWB rider restricts your investment options to one underlying mutual fund.

•Limitations on Transfers – We reserve the right to charge you for each unscheduled transfer after the first unscheduled transfer in a contract year. We also reserve the right to limit transfers in circumstances where frequent transfers have been made.

•Removal or Substitution of Underlying Mutual Funds – We reserve the right to remove, close or substitute the underlying mutual funds that are available as investment options under the Contract.
10. BENEFITS AVAILABLE UNDER THE CONTRACT 8. GENERAL DESCRIPTION OF THE CONTRACT – Frequent Transfers among Divisions 8. GENERAL DESCRIPTION OF THE CONTRACT – Contract or Registrant Changes
Optional Benefits	No optional benefits are available with the Contract.

	TAXES	LOCATION IN PROSPECTUS
Tax Implications
•  You should consult with a tax professional to determine the tax implications of an investment in, withdrawals from and surrenders of this Contract.

•  If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), such plan or IRA already provides tax deferral under the Code and there are fees and charges in an annuity that may not be included in such other investments. The tax deferral of the annuity does not provide any additional tax benefits for such a plan or IRA.

•  Premiums that are made on a pre-tax basis and earnings on your Contract are taxed at ordinary income tax rates when you withdraw them. You also may have to pay a 10% penalty tax if you take a withdrawal before age 59 1/2.
13. TAXES
	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Financial Professional Compensation
Your financial professional may receive compensation in the form of commissions for selling this Contract to you. Your financial professional may have a financial incentive to offer or recommend this Contract over another investment.
16. ADDITIONAL INFORMATION ABOUT THE CONTRACT – Payments to Financial Intermediaries
Exchanges
Your financial professional may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is in your best interest to purchase the new contract rather than continuing to own your existing Contract.
16. ADDITIONAL INFORMATION ABOUT THE CONTRACT – Payments to Financial

3.    OVERVIEW OF THE CONTRACT
Purpose
The purpose of this Contract is to help you accumulate assets through allocation to underlying mutual fund investments and assist you with your long-term retirement planning or other long-term financial needs. Through withdrawals under the GMWB rider or payments under the annuitization feature, the Contract can supplement your retirement income by providing a stream of periodic payments. The Contract also offers death benefits to protect your designated beneficiaries.
This Contract may be appropriate for you if you:
• Have a long term investment horizon or want to protect against the risk of you or your spouse outliving your income.
• Want to benefit from potential annual increases in your rider value that match the growth of your Contract accumulated value.

Phases of Contract
Your Contract has two periods - an accumulation period and an annuitization period.
Accumulation Period
To help you accumulate assets during the accumulation period, you can allocate your premium payments to:

•
One underlying mutual fund while the GMWB rider is in force. Each investment option invests in an underlying mutual fund, each of which has its own investment strategies, investment adviser(s), expense ratios, and returns.

•	Fixed Account. Allows you to earn interest on amounts remaining in the Fixed Account.
Additional information about the underlying mutual funds in which the divisions invest is provided in APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT .
Annuitization Period
You can elect to annuitize your Contract and convert your accumulated value into a fixed stream of income payments. You also have the right to partially annuitize a portion of your accumulated value. You may select when you want the payments to begin.
We offer fixed annuity benefit payments only. No surrender charge is imposed on any portion of your accumulated value that has been annuitized. All benefits under this Contract (including the death benefit feature and the GMWB rider) terminate when you annuitize your entire accumulated value.
See 9. ANNUITY PERIOD .
Contract Features
This Contract is designed to accumulate value and to provide retirement income that you cannot outlive or that continues for a specified period of time. The Contract’s primary features include: withdrawal benefits, including through a GMWB rider, which allows you to receive scheduled withdrawal payments during the life of the Contract; a death benefit (without surrender charges); the ability to annuitize the Contract, which provides a fixed stream of income payments; and a waiver of surrender charge rider.
Guaranteed Minimum Withdrawal Benefit
When your Contract is issued, it will include a Guaranteed Minimum Withdrawal Benefit (“GMWB”). A GMWB rider is designed to help protect you against the risk of a decrease in the Contract’s accumulated value due to market declines. A GMWB rider allows you to take certain guaranteed annual withdrawals during the Contract accumulation phase, regardless of your Contract accumulated value. There are ongoing charges for the GMWB rider.
See 10. BENEFITS AVAILABLE UNDER THE CONTRACT.
Death Benefit
The GMWB Death Benefit is automatically included with your Contract and continues to be included while the GMWB rider is in effect. If the GMWB rider is terminated, the GMWB Death Benefit is terminated and is replaced by the Standard Death Benefit. The Standard Death Benefit is similar to the GMWB Death Benefit with the exception of how withdrawals reduce the applicable death benefit amount.
If the owner dies before the annuitization date, a death benefit is payable. The death benefit may be paid as either a single payment or under an annuity benefit payment option.
Withdrawals could significantly reduce the death benefit.
For additional details on death benefits under this Contract, See 10 . BENEFITS AVAILABLE UNDER THE CONTRACT and 9. ANNUITY PERIOD .
Tax Treatment
Your premium payments accumulate on a tax-deferred basis. Your earnings are not taxed until money is taken out of the Contract, such as when: you make a withdrawal; you receive an income payment; or a death benefit is paid.
Waiver of Surrender Charge Rider
This rider is automatically added to the Contract at issue (subject to state approval and state variations may apply). There is no additional charge for this benefit.

This rider waives the surrender charge on surrenders made after the first Contract anniversary if the owner or annuitant has a critical need. A critical need is limited to confinement to a health care facility, terminal illness diagnosis, or total and permanent disability.
The benefits are available for a critical need if the following conditions are met:
• the owner or annuitant has a critical need; and
• the critical need did not exist before the contract date.
For the purposes of this rider, the following definitions apply:
• health care facility - a licensed hospital or inpatient nursing facility providing daily medical treatment and keeping daily medical records for each patient (not primarily providing just residency or retirement care). This does not include a facility owned or operated by the owner, annuitant or a member of their immediate family. If the critical need is confinement to a health care facility, the confinement must continue for at least 60 consecutive days after the contract date and the surrender must occur within 90 days of the confinement’s end. Notice must be provided within 90 days after confinement ends.
• terminal illness - sickness or injury that results in the owner’s or annuitant’s life expectancy being 12 months or less from the date notice to receive a distribution from the Contract is received by the Company.
• total and permanent disability - the owner or annuitant is unable to engage in any occupation for pay or profit due to sickness or injury.
Optional Benefits and Loans
This Contract does not include any optional benefits and loans are not available under the Contract.

4.    FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your data page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender or make withdrawals from the Contract, or transfer accumulated value between underlying investment options.

Transaction Expenses

Contract owner transaction expenses(1)
	Maximum	Current
Deferred Sales Load (or Surrender Charge) - as a percentage of amount surrendered(2)	6%	6%
Transaction Fees
• for each unscheduled partial surrender	the lesser of $25 or 2% of each unscheduled partial surrender after the 12th unscheduled partial surrender in a contract year	$0
• for each unscheduled transfer(3)	the lesser of $25 or 2% of each unscheduled transfer after the first unscheduled transfer in a contract year	$0
State Premium Taxes (vary by state)(4)	3.50% of premium payments made	0%
(1) For additional information about the fees and expenses described in the table, see 7. CHARGES .
(2) Surrender charge (as a percentage of amounts surrendered):

Table of surrender charges
Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	6%
1	6%
2	6%
3	5%
4	4%
5	3%
6	2%
7 and later	0%
(3) Note that in addition to the fees shown, the Separate Account and/or sponsors of the underlying mutual funds may adopt requirements pursuant to rules and/or regulations adopted by federal and/or state regulators which require us to collect additional transaction fees and/or impose restrictions on transfers .
(4) We do not currently assess premium taxes for any Contract issued but reserve the right in the future to assess up to 3.50% of premium payments made for Contract owners in those states where a premium tax is assessed.

Annual Contract Expenses
The next table describes the fees and expenses you will pay each year during the time you own the Contract (not including underlying mutual fund fees and expenses).
You will pay additional charges for the GMWB rider, as shown below.

Annual Contract Expenses
	Maximum Annual Charge	Current Annual Charge
Administrative Expenses (waived for Contracts with accumulated value of $30,000 or more)	The lesser of $30 or 2.00% of the accumulated value	The lesser of $30 or 2.00% of the accumulated value
Base Contract Expenses (as a percentage of average daily Separate Account value)	1.40%	1.40%

Guaranteed Minimum Withdrawal Benefit Rider(1)
	Maximum Annual Charge	Current Annual Charge
Guaranteed Minimum Withdrawal Benefit (GMWB) Charge (as a percentage of the average quarterly withdrawal benefit base)
•for applications signed before August 1, 2013	1.65%	0.73%
•for applications signed on or after August 1, 2013 but before August 1, 2015	1.65%	0.95%
•for applications signed on or after August 1, 2015	1.65%	1.05%
(1) Some rider provisions may vary from state to state and may be subject to additional restrictions.
Annual Underlying Mutual Fund Expenses
The next table shows the minimum and maximum total operating expenses charged by the underlying mutual funds that you may pay periodically during the time that you own the Contract (before any fee waiver or expense reimbursement). A complete list of the underlying mutual funds available under the Contract, including their annual expenses, may be found in APPENDIX A - INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT .

Minimum and Maximum Annual Underlying Mutual Fund Operating Expenses as of December 31, 2021
	Minimum	Maximum
Total annual underlying mutual fund operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.47%	0.60%

Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual mutual fund expenses.

The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual mutual fund expenses and GMWB rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:	1 year $9,082	3 years $16,742	5 years $22,677	10 years $38,599
If you annuitize at the end of the applicable time period:	1 year $3,602	3 years $11,109	5 years $18,817	10 years $38,599
If you do not surrender your Contract:	1 year $3,602	3 years $11,109	5 years $18,817	10 years $38,599

5.    PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

This section is intended to summarize the principal risks of investing in the Contract. Additional risks and details regarding various risks and benefits of investing in the policy are described in the relevant sections of the Prospectus and SAI.
Poor Investment Performance
You can lose money by investing in this Contract, including loss of principal. An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose. You bear the risk of any decline in your Contract’s accumulated value resulting from the performance of the investment options you have chosen. Each investment option has its own unique risks. For more information about the risks of investing in a particular underlying mutual fund see that fund’s prospectus, which you should review before making an investment decision. To see the funds' prospectus, go to the following website: www.principal.com/LifeIncomeVAReport.
Liquidity Risk
This Contract is not suitable as a short-term savings vehicle and is not appropriate if you need ready access to cash. The benefits of tax deferral and the GMWB rider are better for investors with long time horizons. Surrender charges apply for up to seven years after your last premium payment and these charges will reduce the value of your Contract if you withdraw money during that time. Taking excess withdrawals could substantially reduce or even terminate the benefits available under the Contract. There also may be adverse tax consequences if you take early withdrawals from the Contract.
Volatility Mitigation Risk
Your investment options include volatility-controlled underlying mutual funds. Volatility mitigation strategies may increase fund transaction costs, which could increase losses or reduce gains. These strategies may not protect the fund from market declines and may reduce the fund’s participation in market gains. To see the funds' prospectus, go to the following website: www.principal.com/LifeIncomeVAReport.
Fees and Charges
We reserve the right to increase the fees and charges under the Contract up to the maximum guaranteed fees and charges stated in the prospectus.

Alternatives to the Contract
Other contracts or investments may provide more favorable returns or benefits than the Contract.
Potentially Harmful Transfer Activity
This Contract is not designed as a vehicle for market timing. Accordingly, your ability to make transfers under the Contract is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other contract owners. We have limitations and restrictions on transfer activity, which we apply to all owners of the Contract without exception. (See 8. GENERAL DESCRIPTION OF THE CONTRACT - Frequent Transfers among Divisions).
Tax Law Changes
The tax risk associated with your Contract includes the possibility of a change in the federal income tax laws that apply to your Contract, or of the current interpretations of the laws by the IRS, which could have retroactive effects regardless of the date of enactment or publication.
Insurance Company Risks
An investment in the Contract is subject to the risks related to the Company, including that any obligations (including under the Fixed Account), guarantees, or benefits are subject to the claims-paying ability of the Company. If the Company isn't able to meet its obligations to creditors, it is possible that the Company's obligations to you under this Contract may not be satisfied. More information about the Company, including its financial strength ratings, can be found by visiting www.principal.com.
Risks Affecting Our Administration of Your Contract
Our operations and/or the activities and operations of our service providers and business partners are subject to certain risks that are beyond our control, including systems failures, cyber-attacks, and pandemics (and similar events). These risks are not unique to the Company and they could materially impact our ability to administer the Contract.
The Company is highly dependent upon its computer systems and those of its business partners. This makes the Company potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by the Company, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede our ability to electronically interact with service providers. Operational disruptions and system failures also could occur based on other natural or man-made events, which could have similar impacts on your Contract. These security risks may also impact the underlying mutual fund companies, which may cause the underlying mutual funds to lose value. Although we make substantial efforts to protect our computer systems from these security risks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that we, our service providers, or the underlying mutual funds will avoid losses affecting contracts such as the security incidents described above.
If your Contract is adversely affected as a result of the failure of our cyber-security controls, we will take reasonable steps to restore your Contract.
6. GENERAL DESCRIPTION OF INSURANCE COMPANY, SEPARATE ACCOUNT AND MUTUAL FUND COMPANIES
The Insurance Company
The obligations under the Contract (including death benefits, living benefits, or other benefits available under the Contract) are obligations of Principal Life Insurance Company and are subject to the Company’s claims-paying ability and financial strength. The Company’s business address is 711 High Street, Des Moines, IA 50392.

The Separate Account
Separate Account B is a separate account we established to receive and invest premium payments made by owners of our variable annuity products. Separate Account B is divided into divisions. The assets of each division invest in a corresponding underlying mutual fund. New divisions may be added and made available and divisions may also be eliminated. These changes will be made in a manner that is consistent with applicable laws and regulations.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal or be greater than the total of the payments you make to us.
The Separate Account is not affected by the rate of return of our General Account or by the investment performance of any of our other assets. Any income, gain, or loss (whether or not realized) from the assets of the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses. Assets of the Separate Account attributed to the reserves and other liabilities under the Contract may not be charged with liabilities arising from any of our other businesses. The Company is obligated to pay all amounts promised to investors under the Contracts.
Any Contract obligations in excess of the Separate Account value (for example, annuity benefit payments, death benefit payment(s) and guaranteed minimum withdrawal benefit payments) become obligations of the General Account and will be subject to the rights of the Company’s other creditors and its overall claims paying ability.
The Underlying Mutual Funds
Information regarding each underlying mutual fund, including (i) its name, (ii) its type, (iii) its investment adviser and any sub-investment adviser, (iv) current expenses, and (v) performance is available in Appendix A to this prospectus. Each underlying mutual fund has issued a prospectus that contains more detailed information about the underlying mutual fund. If you wish to receive paper copies of the prospectuses for the underlying mutual funds, you can inform the Company by calling 1-800-852-4450. You also can obtain a copy by visiting the following website: www.principal.com/LifeIncomeVAReport.
Voting Rights
We vote shares of the underlying mutual funds owned by the Separate Account according to the instructions of Contract owners.
We will notify you of shareholder meetings of the mutual funds underlying the divisions in which you hold units. We will send you proxy materials and instructions for you to provide voting instructions to us. We will arrange for the handling and tallying of proxies received from you and other owners. If you give no voting instructions, we will vote those shares in the same proportion as shares for which we received instructions. Because there is no required minimum number of votes, a small number of votes can have a disproportionate effect.
We determine the number of fund shares that you may instruct us to vote by allocating one vote for each $100 of accumulated value in the division. Fractional votes are allocated for amounts less than $100. We determine the number of underlying mutual fund shares you may instruct us to vote as of the record date established by the underlying mutual fund for its shareholder meeting. In the event that applicable law changes or we are required by regulators to disregard voting instructions, we may decide to vote the shares of the underlying mutual funds in our own right.
7. CHARGES
Certain charges are deducted under the Contract. If the charge is not sufficient to cover our costs, we bear the loss. If the expense is more than our costs, the excess is profit to the Company. We expect a profit from all the fees and charges listed below, except the Annual Administrative Expenses Fee, Transaction Fee and Premium Tax.
In addition to the charges under the Contract, there are also deductions from and expenses paid out of the assets of the underlying mutual funds which are described in the underlying mutual funds’ prospectuses.
Deferred Sales Load (“Surrender Charge”)
No sales charge is collected or deducted when premium payments are applied under the Contract. A surrender charge is assessed on certain total or partial surrenders. The surrender charge would be deducted from the accumulated value remaining in the investment option(s) from which the amount is surrendered.
If you specify surrender allocation percentages as part of a partial surrender request, the allocation percentages will also apply to the surrender charges. If you do not provide us with specific percentages, we will use your premium payment allocation percentages for the partial surrender, which will also apply to the surrender charges.

The amounts we receive from the surrender charge are used to cover some of the expenses of the sale of the Contract (primarily commissions, as well as other promotional or distribution expenses). If the surrender charge collected is not enough to cover the actual costs of distribution, the costs are paid from the Company’s General Account assets which include profit, if any, from the mortality and expense risks charge.
NOTE: If you plan to make multiple premium payments, you need to be aware that each premium payment has its own surrender charge period (shown below). The surrender charge for any total or partial surrender is a percentage of all premium payments surrendered which were received by us during the contract years prior to the surrender. The applicable percentage which is applied to the premium payments surrendered is determined by the following table.
Surrender charge (as a percentage of amounts surrendered):

Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	6%
1	6%
2	6%
3	5%
4	4%
5	3%
6	2%
7 and later	0

Each premium payment begins in year 0 for purposes of calculating the percentage applied to that premium payment. However, premium payments are added together by contract year for purposes of determining the applicable surrender charge. If your contract year begins April 1 and ends March 31 the following year, all premium payments received during that period are considered to have been made in that contract year.
For purpose of calculating surrender charges, we assume that surrenders and transfers are made in the following order:
•first from premium payments no longer subject to a surrender charge;
•then from the free surrender privilege (first from the earnings, then from the oldest premium payments (i.e., on a first-in, first-out basis)) described below; and
•then from premium payments subject to a surrender charge on a first-in, first-out basis.
NOTE: Partial surrenders may be subject to both a surrender charge and a transaction fee.
Free Surrender Amount
The free surrender amount may be surrendered without a surrender charge. This amount is the greater of:
•earnings in the Contract (earnings equal accumulated value less unsurrendered premium payments as of the date of the surrender); or
•10% of the premium payments, decreased by any partial surrenders and partial annuitizations since the last Contract anniversary.
Any amount not taken under the free surrender amount in a contract year is not added to the amount available under the free surrender amount for any following contract year(s).
Unscheduled partial surrenders of the free surrender amount may be subject to the transaction fee (see Transaction Fee in this section).

When Surrender Charges Do Not Apply
The surrender charge does not apply to:
•amounts applied under an annuity benefit payment option; or
•payment of any death benefit, however, the surrender charge does apply to premium payments made by a surviving spouse after an owner’s death; or
•amounts distributed to satisfy the minimum distribution requirement of Section 401(a)(9) of the Internal Revenue Code, provided that the amount surrendered does not exceed the minimum distribution amount which would have been calculated based on the value of this Contract alone; or
•an amount transferred from a Contract used to fund an IRA to another annuity contract issued by the Company to fund an IRA of the participant’s spouse when the distribution is made pursuant to a divorce decree.
Waiver of Surrender Charge Rider
This rider is automatically added to the Contract at issue (subject to state approval and state variations may apply). There is no charge for this benefit.
This rider waives the surrender charge on surrenders made after the first Contract anniversary if the owner or annuitant has a critical need. A critical need is limited to confinement to a health care facility, terminal illness diagnosis, or total and permanent disability.
The benefits are available for a critical need if the following conditions are met:
•the owner or annuitant has a critical need; and
•the critical need did not exist before the contract date.
For the purposes of this rider, the following definitions apply:
•health care facility - a licensed hospital or inpatient nursing facility providing daily medical treatment and keeping daily medical records for each patient (not primarily providing just residency or retirement care). This does not include a facility owned or operated by the owner, annuitant or a member of their immediate family. If the critical need is confinement to a health care facility, the confinement must continue for at least 60 consecutive days after the contract date and the surrender must occur within 90 days of the confinement’s end. Notice must be provided within 90 days after confinement ends.
•terminal illness - sickness or injury that results in the owner’s or annuitant’s life expectancy being 12 months or less from the date notice to receive a distribution from the Contract is received by the Company.
•total and permanent disability - the owner or annuitant is unable to engage in any occupation for pay or profit due to sickness or injury.
Transaction Fee
We do not currently charge a transaction fee. To assist in covering our administration costs, we reserve the right to charge a transaction fee of the lesser of $25 or 2% of each unscheduled partial surrender after the 12th unscheduled partial surrender in a contract year. The transaction fee would be deducted from the accumulated value remaining in the investment option(s) from which the amount is surrendered, on a pro rata basis.
To assist in covering our administration costs or to discourage market timing, we also reserve the right to charge a transaction fee of the lesser of $25 or 2% of each unscheduled transfer after the first unscheduled transfer in a contract year. The transaction fee would be deducted from the investment option(s) from which the amount is transferred, on a pro rata basis.
If we elect to begin charging for the transaction fees, we will provide you with 30 days advance written notice.
Premium Taxes
We do not currently assess a premium tax for any Contract at issue. We reserve the right to deduct an amount to cover any premium taxes imposed by states or other jurisdictions. If we elect to begin deducting any premium taxes, we will provide you with advance written notice. Any deduction is made from either a premium payment when we receive it, or the accumulated value when you request a surrender (total or partial) or you request application of the accumulated value (full or partial) to an annuity benefit payment option. Premium taxes range from 0% in most states to as high as 3.50%.

Annual Administrative Expenses Fee
Contracts with an accumulated value of less than $30,000 are subject to an annual fee for administrative expenses of the lesser of $30 or 2% of the accumulated value. Currently, we do not charge the annual fee if your accumulated value is $30,000 or more. If we elect to begin charging the annual fee if your accumulated value is $30,000 or more, we will provide you with advance written notice. If you own more than one variable annuity contract with us, all the Contracts you own or jointly own are aggregated, on each Contract’s anniversary, to determine if the $30,000 minimum has been met and whether that Contract will be charged. The fee is deducted from the investment option that has the greatest value. The fee is deducted on each Contract anniversary and upon total surrender of the Contract. The fee assists in covering administration costs, primarily costs to establish and maintain the records which relate to the Contract.
Base Contract Annual Expenses
Mortality and Expense Risks Charge
We assess each division with a daily charge for mortality and expense risks. The annual rate of the charge is 1.25% of the average daily net assets of the Separate Account divisions. We agree not to increase this charge for the duration of the Contract. This charge is assessed only prior to the annuitization date. This charge is assessed daily when the unit value is calculated. Unit values are calculated each valuation date at the close of the valuation period.
This charge compensates us for our direct and indirect costs associated with administering and providing benefits under the annuity contracts, and selling the annuity contracts (including marketing expenses). It also is designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If the mortality and expense risks charge is not enough to cover our costs, we bear the loss. If the mortality and expense risks charge is more than our costs, the excess is profit to the Company.
Administration Charge
We assess each division with a daily Separate Account administration charge. The annual rate of the charge is 0.15% of the average daily net assets of the Separate Account divisions. This charge is assessed only prior to the annuitization date. This charge is assessed daily when the unit value is calculated. Unit values are calculated each valuation date at the close of the valuation period. The administration charge is intended to cover our costs for administration of the Contract that are not covered in the mortality and expense risks charge.
If the administration charge is not enough to cover our costs, we bear the loss. If the administration charge is more than our costs, the excess is profit to the Company.
GMWB Charges for Rider Benefits
There is only one GMWB rider available with this product and you were required to have the GMWB rider at the time your Contract was purchased. Please contact your registered representative or call us at 1-800-852-4450 if you have any questions. There is a cost for GMWB rider benefits that we deduct quarterly.
For applications signed on or after August 1, 2015, the current annual charge is 1.05% of the average quarterly For Life withdrawal benefit base. The charge is calculated and deducted from your accumulated value at the end of the calendar quarter at a quarterly rate of 0.2625%, based on the average quarterly withdrawal benefit base during the calendar quarter. The average quarterly withdrawal benefit base is equal to (1) the withdrawal benefit base at the beginning of the calendar quarter plus (2) the withdrawal benefit base at the end of the calendar quarter, and this sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your Contract anniversary, the fee for that calendar quarter will vary from the other quarters.
For applications signed on or after August 1, 2013 (August 15, 2013 for Illinois and Montana) but before August 1, 2015, the current annual charge is 0.95% of the average quarterly For Life withdrawal benefit base. The charge is calculated and deducted from your accumulated value at the end of the calendar quarter at a quarterly rate of 0.2375%, based on the average quarterly withdrawal benefit base during the calendar quarter. The average quarterly withdrawal benefit base is equal to (1) the withdrawal benefit base at the beginning of the calendar quarter plus (2) the withdrawal benefit base at the end of the calendar quarter, and this sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your Contract anniversary, the fee for that calendar quarter will vary from the other quarters.

For applications signed before August 1, 2013 (August 15, 2013 for Illinois and Montana), the current annual charge is 0.73% of the average quarterly For Life withdrawal benefit base. The charge is calculated and deducted from your accumulated value at the end of the calendar quarter at a quarterly rate of 0.1825%, based on the average quarterly withdrawal benefit base during the calendar quarter. The average quarterly withdrawal benefit base is equal to (1) the withdrawal benefit base at the beginning of the calendar quarter plus (2) the withdrawal benefit base at the end of the calendar quarter, and this sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your Contract anniversary, the fee for that calendar quarter will vary from the other quarters.
For existing contracts, advance notice will be sent if the rider charge will increase. Before the effective date of the rider charge increase, you have the following options:
•Accept the increased rider charge and continue to be eligible to receive a GMWB Step-Up at each rider anniversary; or
•Decline the increased rider charge by sending us notice that you are opting out of the GMWB Step-Up and electing to remain at your current rider charge. Once you opt out of the GMWB Step-Up, you will no longer be eligible for any future GMWB Step-Ups and the feature cannot be added back to this rider.
At the end of each calendar quarter (or on the next valuation date, if the calendar quarter ends on a non-valuation date), the rider charge is deducted through the redemption of units from your accumulated value in the same proportion as the surrender allocation percentages. If this Contract/rider is purchased after the beginning of a calendar quarter, the rider charge is prorated according to the number of days this rider is in effect during the calendar quarter. Upon termination of this rider, the rider charge will be based on the number of days this rider is in effect during the calendar quarter.
We reserve the right to increase the rider charge up to the maximum annual charge. The maximum annual charge is 1.65% (0.4125% quarterly) of the average quarterly withdrawal benefit base.
The rider charge is intended to reimburse us for the cost of the protection provided by this rider.
Special Provisions for Group or Sponsored Arrangements
Where permitted by state law, Contracts may be purchased under group or sponsored arrangements as well as on an individual basis.
Group Arrangement - program under which a trustee, employer or similar entity purchases Contracts covering a group of individuals on a group basis.
Sponsored Arrangement - program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Contracts on an individual basis.
The charges and deductions described above may be reduced or eliminated for Contracts issued in connection with group or sponsored arrangements. The rules in effect at the time the application is approved will determine if reductions apply. Reductions may include but are not limited to sales of Contracts without, or with reduced, mortality and expense risks charges, annual administrative expense fees or surrender charges.
Eligibility for and the amount of these reductions are determined by a number of factors, including the number of individuals in the group, the amount of expected premium payments, total assets under management for the owner, the relationship among the group’s members, the purpose for which the Contract is being purchased, the expected persistency of the Contract, and any other circumstances which, in our opinion, are rationally related to the expected reduction in expenses. Reductions reflect the reduced sales efforts and administration costs resulting from these arrangements. We may modify the criteria for and the amount of the reduction in the future. Modifications will not unfairly discriminate against any person, including affected owners and other owners with contracts funded by the Separate Account.

Distribution of the Contract
The Company pays upfront commissions to broker dealers up to 6.75% of each premium payment received. We may pay trail commissions of up to 0.50% of accumulated value at the end of the contract quarter, generally beginning in the second contract year. The upfront commission and/or trail commission varies by broker dealer. Expense allowances may also be paid to broker dealers based on premium payments received and/or accumulated value. The commission paid to a financial professional is determined by their broker dealer. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.
Principal Securities, Inc. ("PSI"), the principal underwriter for the product, may have also received 12b-1 fees in connection with the underlying mutual funds. The 12b-1 fees for the underlying mutual funds are shown in the prospectuses of each underlying mutual fund.
Applications for the contracts were offered by registered representatives of PSI or such other broker dealers as had entered into selling agreements with PSI. Such registered representatives acted as appointed agents of the Company under applicable state insurance law and must have been licensed to sell variable insurance products. The Company offered the Contract in all jurisdictions where it was licensed to do business and where the Contract was approved.
Underlying Mutual Fund Charges
Charges are deducted from and expenses paid out of the assets of the underlying mutual funds that are described in the prospectuses for those underlying mutual funds. A complete list of the underlying mutual funds available under the Contract, including their annual expenses, may be found in APPENDIX A - INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.
8. GENERAL DESCRIPTION OF THE CONTRACT

The Principal® Lifetime Income Solutions Variable Annuity is significantly different from a fixed annuity. As the owner of a variable annuity, you assume the risk of investment gain or loss (as to amounts in the Separate Account divisions) rather than the Company. The Separate Account division value under a variable annuity is not guaranteed and varies with the investment performance of the underlying mutual funds.
Based on your investment objectives, you direct the allocation of premium payments and accumulated values. There can be no assurance that your investment objectives will be achieved.
Contract Rights
During the accumulation period, you have material rights to the benefits under the Contract. The benefits include making additional premium payments, transferring between investment options, taking surrenders and annuitizing the Contract. The annuitant and any joint annuitant (if not the owner or joint owner, respectively) do not have any rights to the Contract. All of your rights of ownership cease upon your death. At that point the death benefit will become payable according to your benefit instructions.
During the annuity period you are still the only person with material rights to the contract. After the death of the owner the primary beneficiary(ies) have the rights to the death benefit, if any.
If your Contract is part of a qualified plan, IRA, SEP, or SIMPLE-IRA, you may not change either the owner or the annuitant.
You may change the owner and/or annuitant of your non-qualified Contract at any time. Your request must be in writing and approved by us. After approval, the change is effective as of the date you signed the request for change. If ownership is changed, the benefits under certain riders may be affected. We reserve the right to require that you send us the Contract so that we can record the change.
If an annuitant who is not an owner dies while the Contract is in force, a new annuitant may be named unless the owner is a corporation, trust or other entity.
If your Contract has a GMWB rider in force, any ownership change or beneficiary change before the annuitization date which would cause a change in the covered life will result in termination of this rider except in certain circumstances. See 10. BENEFITS AVAILABLE UNDER THE CONTRACT.

While this Contract is in force, you have the right to name or change a beneficiary. This may be done as part of the application process or by sending us a written request. Unless you have named an irrevocable beneficiary, you may change your beneficiary designation by sending us notice.
In California, for owners age 60 or older, we allocate initial premium payments to the Money Market division during the examination offer period unless you elect to immediately invest in the allocations you selected. If your premium payments were allocated to the Money Market division, after the free look period ends, your accumulated value will be converted into units of the division(s) according to your allocation instructions. The units allocated will be based on the unit value next determined for each division.
Contract Provisions and Limitations
Premium Payments
•The initial premium payment must be at least $15,000 for non-qualified contracts.
•The initial premium payment must be at least $5,000 for all other contracts.
•If you are making premium payments through a payroll deduction plan or through a bank (or similar financial institution) account under an automated investment program, your initial and subsequent premium payments must be at least $100.
•All premium payments are subject to a surrender charge period that begins in the contract year each premium payment is received.
•Subsequent premium payments must be at least $2,000 and can be made until the annuitization date.
•Premium payments are to be made by personal or financial institution check (for example, a cashier’s check). We reserve the right to refuse any premium payment that we feel presents a fraud or money laundering risk. Examples of the types of premium payments we will not accept are cash, money orders, starter checks, travelers checks, credit card checks, and foreign checks.
•If you are a member of a retirement plan covering three or more persons, the initial and subsequent premium payments for the Contract must average at least $100 and cannot be less than $50.
•The total sum of all premium payments for a Contract may not be greater than $2,000,000 (maximum premium limit) without our prior approval. For further information, please call 1-800-852-4450.
•The Company reserves the right to increase the minimum amount for each premium payment with advance notice.
•We reserve the right to treat all of your and/or your spouse’s Principal deferred variable annuity contracts, with a guaranteed minimum withdrawal benefit rider attached, as one contract for purposes of determining whether you have exceeded the maximum premium limit (without home office approval).
• Additional premium restrictions may apply to Contracts with a guaranteed minimum withdrawal benefit rider in force . See 10. BENEFITS AVAILABLE UNDER THE CONTRACT.
•Premium payments are credited on the basis of the unit value next determined after we receive a premium payment.
•If no premium payments are made during two consecutive calendar years and the accumulated value is less than $2,000, we reserve the right to terminate the Contract.
Allocating Premium Payments
•On your application, you direct how your premium payments will be allocated to the investment options.
• A complete list of the divisions may be found in Appendix A. Each division invests in shares of an underlying mutual fund. More detailed information about the underlying mutual funds can be found in the current prospectus for each underlying mutual fund, which can be found here: www.principal.com/LifeIncomeVAReport.
• Your investment options for premium payments and accumulated value will be restricted (for restrictions see 10. BENEFITS AVAILABLE UNDER THE CONTRACT - GMWB Investment Options) .
• The investment options also include the Fixed Account.
•Allocations must be in percentages.
•Percentages must be in whole numbers and total 100%.
•Subsequent premium payments are allocated according to your then current allocation instructions.
•Changes to the allocation instructions are made without charge.
•A change is effective on the next valuation period after we receive your new instructions in good order.

•You can change the current allocations and future allocation instructions by:
•mailing your instructions to us;
•calling us at 1-800-852-4450 (if telephone privileges apply);
•faxing your instructions to us at 1-866-894-2093; or
•visiting www.principal.com.
•Changes to premium payment allocations do not result in the transfer of any existing investment option accumulated values. You must provide specific instructions to transfer existing accumulated values. We currently do not charge a transaction fee for these transfers but reserve the right to charge such a fee in the future.
• Premium payments are credited on the basis of the unit value next determined after we receive a premium payment .
Division Transfers
•You may request an unscheduled transfer or set up a scheduled transfer by:
•mailing your instructions to us;
•calling us at 1-800-852-4450 (if telephone privileges apply);
•faxing your instructions to us at 1-866-894-2093; or
•visiting www.principal.com.
•You must specify the dollar amount or percentage to transfer from each division.
•The minimum transfer amount is the lesser of $100 or the value of your division.
•In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple contracts for which he or she is not the owner.
You may not make a transfer to the Fixed Account if:
•A transfer has been made from the Fixed Account to a division within six months; or
•Following the transfer, the Fixed Account value would be greater than $1,000,000.
Unscheduled Transfers
You may make unscheduled division transfers from one division to another division or to the Fixed Account.
•Transfer values are calculated using the price next determined after we receive your request in good order.
•We reserve the right to impose a fee of the lesser of $25 or 2% of the amount transferred on each unscheduled transfer after the first unscheduled transfer in a contract year.
Limitations on Unscheduled Transfers
We reserve the right to reject excessive exchanges or purchases if the trade(s) would disrupt the management of the Separate Account, any division of the Separate Account or any underlying mutual fund. In addition, we may suspend or modify transfer privileges in our sole discretion at any time to prevent market timing efforts that could disadvantage other owners. These modifications could include, but not be limited to:
•requiring a minimum time period between each transfer;
•imposing the transaction fee;
•limiting the dollar amount that an owner may transfer at any one time; or
•not accepting transfer requests from someone providing requests for multiple Contracts for which he or she is not the owner.
Scheduled Transfers (Dollar Cost Averaging) - only applies after the GMWB rider is terminated
•You may elect to have transfers made on a scheduled basis.
•There is no charge for scheduled transfers and no charge for participating in the scheduled transfer program.
•You must specify the dollar amount of the transfer.
•You select the transfer date (other than the 29th, 30th or 31st) and the transfer period (monthly, quarterly, semi-annually or annually).
•If the selected date is not a valuation date, the transfer is completed on the next valuation date.
•If you want to stop a scheduled transfer, you must provide us notice prior to the date of the scheduled transfer.
•Transfers continue until your value in the division is zero or we receive notice to stop the transfers.
•The number of divisions available for simultaneous transfers will never be less than two. When we have more than two divisions available, we reserve the right to limit the number of divisions from which simultaneous transfers are made.

Scheduled transfers are designed to reduce the risks that result from market fluctuations. They do this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The results of this strategy depend on market trends and are not guaranteed.
Example:

Month	Amount Invested	Share Price	Shares Purchased
January	$100	$25.00	4
February	$100	$20.00	5
March	$100	$20.00	5
April	$100	$10.00	10
May	$100	$25.00	4
June	$100	$20.00	5
Total	$600	$120.00	33
In the example above, the average share price is $20.00 [total of share prices ($120.00) divided by number of purchases (6)]. The average share cost is $18.18 [amount invested ($600.00) divided by number of shares purchased (33)].
Fixed Account Transfers, Total and Partial Surrenders
Transfers and surrenders from the Fixed Account are subject to certain limitations. In addition, surrenders from the Fixed Account may be subject to a surrender charge.
You may transfer amounts from the Fixed Account to one of the Separate Account divisions before the annuitization date and as provided below. The transfer is effective on the valuation date following our receipt of your instructions. You may transfer amounts on either a scheduled or unscheduled basis. You may not make both scheduled and unscheduled Fixed Account transfers in the same contract year.
Unscheduled Fixed Account Transfers. The minimum transfer amount is $100 (or entire Fixed Account accumulated value if less than $100). Once per contract year, within the 30 days following the Contract anniversary date, you can:
•transfer an amount not to exceed 25% of your Fixed Account value; or
•transfer up to 100% of your Fixed Account value if:
•your Fixed Account value is less than $1,000; or
•a minus b is greater than 1% where:
•a = the weighted average of your Fixed Account interest rates for the preceding contract year; and
•b = the renewal interest rate for the Fixed Account.
Scheduled Fixed Account Transfers (Fixed Account Dollar Cost Averaging). You may make scheduled transfers on a monthly basis from the Fixed Account to one of the Separate Accounts as follows:
•You may establish scheduled transfers by sending a written request or by telephoning the home office at 1-800-852-4450.
•Transfers occur on a date you specify (other than the 29th, 30th or 31st of any month).
•If the selected date is not a valuation date, the transfer is completed on the next valuation date.
•Scheduled transfers are only available if the Fixed Account value is $5,000 or more at the time the scheduled transfers begin.
•Scheduled monthly transfers of a specified dollar amount will continue until the Fixed Account accumulated value is zero or until you notify us to discontinue the transfers. This specified dollar amount cannot exceed 2% of your Fixed Account value.
•The minimum transfer amount is $100.
•If the Fixed Account value is less than $100 at the time of transfer, the entire Fixed Account value will be transferred.
•If you stop the transfers, you may not start transfers again without our prior approval.

Automatic Portfolio Rebalancing (APR)
APR allows you to maintain a specific percentage of your Separate Account division accumulated value in specified divisions over time. APR is available only if you have the option to invest in more than one Separate Account division; therefore, APR is currently not available with the GMWB rider. At any time, if the GMWB rider is terminated, APR is available. APR is not available for values in the Fixed Account.
Fixed Account
This prospectus is intended to serve as a disclosure document only for the Contract as it relates to the Separate Account and contains only selected information regarding the Fixed Account. The Fixed Account is a part of our General Account. Because of exemptions and exclusions contained in the Securities Act of 1933 and the Investment Company Act of 1940, the Fixed Account, and any interest in it, are not subject to the provisions of these acts. As a result the SEC has not reviewed the disclosures in this prospectus relating to the Fixed Account. However, related disclosures are subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.
Our obligations with respect to the Fixed Account are supported by our General Account. The General Account is the assets of the Company other than those assets allocated to any of our Separate Accounts. Subject to applicable law, we have sole discretion over the assets in the General Account. Separate Account expenses are not assessed against any Fixed Account values.
We reserve the right to refuse premium payment allocations and transfers from the other investment options to the Fixed Account. We will send you a written notice at least 30 days prior to the date we exercise this right. We will also notify you if we lift such restrictions.
The guaranteed minimum interest rate (“GMIR”) is determined by a formula, with the general parameters established by state law. The GMIR is set at Contract issue and will not change for the life of the Contract.
The Company guarantees that premium payments allocated and amounts transferred to the Fixed Account earn interest at the interest rate in effect on the date premium payments are received or amounts are transferred. This rate applies to each premium payment or amount transferred through the end of the contract year.
Each Contract anniversary, we declare a renewal interest rate that applies to the Fixed Account value in existence at that time. This rate, which will never be less than the GMIR, applies until the end of the contract year. Interest is earned daily and compounded annually at the end of each contract year. Once credited, the interest is guaranteed and becomes part of the Fixed Account value from which deductions for fees and charges may be made.
NOTE 1:    Transfers and surrenders from the Fixed Account are subject to certain limitations as to frequency and amount. See 8. GENERAL DESCRIPTION OF THE CONTRACT – Contract Provisions and Limitations - Fixed Account Transfers, Total and Partial Surrenders.
NOTE 2:    We may defer payment of surrender proceeds payable out of the Fixed Account for up to six months. See 16. ADDITIONAL INFORMATION ABOUT THE CONTRACT.
Your Fixed Account value on any valuation date is equal to:
•premium payments or credits allocated to the Fixed Account;
•plus any transfers to the Fixed Account from the other investment options;
•plus interest credited to the Fixed Account;
•minus any surrenders or applicable surrender charges or partial annuitizations from the Fixed Account;
•minus any transfers to the Separate Account.
G eneral Account
Any Contract obligations in excess of the Separate Account value (for example, annuity benefit payments, death benefit payment(s), guaranteed minimum withdrawal benefit payments and Fixed Account obligations) become obligations of the General Account. These amounts are subject to Company’s claims-paying ability and financial strength. They also are subject to the rights of the Company’s other creditors.
Contract or Registrant Changes
Any changes we make pursuant to this provision will be made in a manner that is consistent with applicable laws and regulations.

Deletion or Substitution of Separate Account Divisions
The Separate Account is divided into divisions. The assets of each division invest in a corresponding underlying mutual fund. New divisions may be added and made available. We reserve the right, within the law, to make additions, deletions and substitutions for the divisions. We will make no such substitution or deletion without first notifying you and obtaining approval of the appropriate insurance regulatory authorities and the SEC (to the extent required by 1940 Act).
If the shares of a division are no longer available for investment or if, in the judgment of our management, investment in a division becomes inappropriate for the purposes of our contract, we may eliminate the shares of a division and substitute shares of another division of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future premium payments.
If we eliminate divisions, you may change allocation percentages and transfer any value in an affected division to another division(s) without charge. You may exercise this exchange privilege until the later of 60 days after a) the effective date of the additions, deletions and/or substitutions of the change, or b) the date you receive notice of the options available. You may only exercise this right if you have any value in the affected division(s).
We also reserve the right to establish additional divisions, each of which would invest in a separate underlying mutual fund with a specified investment objective.
Required Minimum Distribution (RMD) Program for GMWB Riders
We reserve the right to modify or eliminate the RMD Program for GMWB Riders; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We will send you at least 30 days advance notice of any change in or elimination of the RMD Program for GMWB Riders. Any modifications or elimination of the RMD Program for GMWB Riders will take effect after notice. If we exercise our right to modify or eliminate the RMD Program for GMWB Riders, then any scheduled or unscheduled withdrawal in excess of a For Life withdrawal benefit payment after the effective date of the program’s modification or elimination will be deemed an excess withdrawal.
For additional information on the RMD Program, See 10. BENEFITS AVAILABLE UNDER THE CONTRACT – Required Minimum Distribution (RMD) Program for GMWB Riders .
Class of Purchasers
This Contract is only offered to people between the ages of 45 and 80.
Frequent Transfers among Divisions
This Contract is not designed for frequent trading or market timing activity of the investment options. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Contract. The Company does not accommodate market timing.
We consider frequent trading and market timing activities to be abusive trading practices because they:
•Disrupt the management of the underlying mutual funds by:
•forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund; and
•causing unplanned portfolio turnover;
•Hurt the portfolio performance of the underlying mutual funds; and
•Increase expenses of the underlying mutual fund and separate account due to:
•increased broker-dealer commissions; and
•increased record keeping and related costs.
If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the Contract and cause investors to suffer the harms described.
We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the underlying mutual funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.

If we, or an underlying mutual fund that is an investment option with the Contract, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:
•Rejecting transfer instructions from a Contract owner or other person authorized by the owner to direct transfers;
•Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;
•Limiting the number of unscheduled transfers during a contract year to no more than 12;
•Prohibiting you from requesting a transfer among the divisions for a minimum of thirty days where there is evidence of at least one round-trip transaction (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption) by you; and
•Taking such other action as directed by the underlying mutual fund.
We support the underlying mutual funds right to accept, reject or restrict, without prior written notice, any transfer requests into a fund.
In some instances, a transfer may be completed prior to a determination of abusive trading. In those instances, we will reverse the transfer (within two business days of the transfer) and return the Contract to the investment option holdings it had prior to the transfer. We will give you notice in writing in this instance.
9. ANNUITY PERIOD
Annuitization Date
You may specify an annuitization date in your application. You may change the annuitization date with our prior approval. The request must be in writing. You may not select an annuitization date prior to the first Contract anniversary or after the maximum annuitization date (age 95; state variations may apply) found on the data page. If you do not specify an annuitization date, the annuitization date is the maximum annuitization date shown on the data page.
Full Annuitization
Any time after the first contract year, you may annuitize your Contract by electing to receive payments under an annuity benefit payment option. If the accumulated value on the annuitization date is less than $2,000 or if the amount applied under an annuity benefit payment option is less than the minimum requirement, we may pay out the entire amount in a single payment. The Contract would then be canceled. You may select when you want the payments to begin (within the period that begins the business day following our receipt of your instruction and ends one year after our receipt of your instructions).
Once payments begin under the annuity benefit payment option you choose, the option may not be changed. In addition, once payments begin, you may not surrender, withdraw or otherwise liquidate or commute any of the portion of your accumulated value that has been annuitized.
Depending on the type of annuity benefit payment option selected, payments that are initiated either before or after the annuitization date may be subject to penalty taxes (see 13. TAXES). You should consider this carefully when you select or change the annuity benefit payment commencement date.
Partial Annuitization
You have the right to annuitize a portion of your accumulated value. After the first contract year and prior to the annuitization date, you may annuitize a portion of your accumulated value by sending us a notice.
The minimum partial annuitization amount is $2,000. Any partial annuitization request that reduces the accumulated value to less than $5,000 will be treated as a request for full annuitization.
You may select one of the annuity benefit payment options listed below. Once payments begin under the option you selected, the option may not be changed. In addition, once payments begin you may not surrender or otherwise liquidate or commute any portion of your accumulated value that has been annuitized.
Annuity Benefit Payment Options
We offer fixed annuity benefit payments only. No surrender charge is imposed on any portion of your accumulated value that has been annuitized.

You may choose from several fixed annuity benefit payment options. Payments will be made on the frequency you choose. You may elect to have your annuity benefit payments made on a monthly, quarterly, semiannual or annual basis. The dollar amount of the payments is specified for the entire payment period according to the option selected. There is no right to take any total or partial surrenders after the annuitization date. The fixed annuity benefit payment must begin within one year of the annuity benefit election.
The amount of the fixed annuity benefit payment depends on the:
•amount of accumulated value applied to the annuity benefit payment option;
•annuity benefit payment option selected;
•age and gender of the annuitant (unless fixed period income option is selected);
• frequency of the annuity benefit payments; and
• duration of the annuity benefit payments.
The amount of the initial payment is determined by applying all or a portion of the accumulated value, less any applicable premium tax and other expenses, as of the date of the application to the annuity table for the annuitant’s annuity benefit payment option, gender, and age. The annuity benefit payment tables contained in the Contract are based on the Annuity 2000 Mortality Table. These tables are guaranteed for the life of the Contract.
Annuity benefit payments generally are higher for male annuitants than for female annuitants with an otherwise identical Contract. This is because statistically females have longer life expectancies than males. In certain states, this difference may not be taken into consideration in determining the payment amount. Additionally, Contracts with no gender distinctions are made available for certain employer-sponsored plans because, under most such plans, gender discrimination is prohibited by law.
The frequency and duration of the annuity benefit payments affect the income amount received. The annuity benefit payments generally are lower if you receive payments more frequently. For example, monthly payments generally will be lower than quarterly payments. Generally, all other factors being equal, the longer the duration of annuity benefit payments, the lower the annuity benefit payments amounts and the shorter the duration, the higher the annuity benefit payment amounts.
You may select an annuity benefit payment option by written request only. Your selection of an annuity benefit payment option for a partial annuitization must be in writing and may not be changed after payments begin. Your selection of an annuity benefit payment option for any portion not previously annuitized may be changed by written request prior to the annuitization date.
If an annuity benefit payment option is not selected, we will automatically apply:
•for Contracts with one annuitant - Life Income with payments guaranteed for a period of 10 years.
•for Contracts with joint annuitants - Joint and Full Survivor Life Income with payments guaranteed for a period of 10 years.
The available annuity benefit payment options for both full and partial annuitizations include:
•Fixed Period Income - Level payments continue for a fixed period. You may select a range from 5 to 30 years (state variations may apply). If the annuitant dies before the selected period expires, payments continue to you or the person(s) you designate until the end of the fixed period. If a shorter period is required by law, we will pay a commuted value at the end of that shorter period. Payments stop after all guaranteed payments are received.
•Life Income - Level payments continue for the annuitant’s lifetime. If you defer the first payment date, it is possible that you would receive no payments if the annuitant dies before the first payment date. NOTE: There is no death benefit value remaining and there are no further payments when the annuitant dies.
•Life Income with Period Certain - Level payments continue during the annuitant’s lifetime with a guaranteed payment period of 5 to 30 years. If the annuitant dies before all of the guaranteed payments have been made, the guaranteed payments continue to you or the person(s) you designate until the end of the guaranteed payment period. If a shorter period is required by law, we will pay a commuted value at the end of that shorter period.

•Joint and Survivor - Payments continue as long as either the annuitant or the joint annuitant is alive. You may also choose an option that lowers the amount of income after the death of a joint annuitant. It is possible that you would only receive one payment under this option if both annuitants die before the second payment is due. If you defer the first payment date, it is possible that you would receive no payments if both the annuitants die before the first payment date. NOTE: There is no death benefit value remaining and there are no further payments after both annuitants die.
•Joint and Survivor with Period Certain - Payments continue as long as either the annuitant or the joint annuitant is alive with a guaranteed payment period of 5 to 30 years. You may choose an option that lowers the amount of income after the death of a joint annuitant. If both annuitants die before all guaranteed payments have been made, the guaranteed payments continue to you or the person(s) you designate until the end of the guaranteed payment period. If a shorter period is required by law, we will pay a commuted value at the end of that shorter period.
Other annuity payment options may be available.
Tax Considerations Regarding Annuity Benefit Payment Options
If you own one or more tax qualified annuity contracts, you may avoid tax penalties if payments from at least one of your tax qualified contracts begin no later than April 1 following the calendar year in which you turn age 72. The required minimum distribution payment must be in equal (or substantially equal) amounts over your life or over the joint lives of you and your designated beneficiary. These required minimum distribution payments must be made at least once a year. Tax penalties may apply at your death on certain excess accumulations. You should confer with your tax advisor about any potential tax penalties before you select an annuity benefit payment option or take other distributions from the Contract. Additional rules apply to distributions under non-qualified contracts (see 13. TAXES ).
Death of Annuitant (During the Annuitization Period)
If the annuitant dies during the annuity benefit payment period, remaining payments are made to the owner throughout the guaranteed payment period, if any, or for the life of any joint annuitant, if any. If the owner is the annuitant, remaining payments are made to the joint owner, if any, or the named beneficiaries. In all cases the person entitled to receive payments also receives any rights and privileges under the annuity benefit payment option.

10. BENEFITS AVAILABLE UNDER THE CONTRACT
The following tables summarize information about the benefits available under the Contract.

Standard Benefits Under this Contract	Purpose	Maximum/Current Fee	Brief Description of Restrictions/Limitations
Guaranteed Minimum Withdrawal Benefit (GMWB)	Allows you to take certain guaranteed annual withdrawals during the Contract accumulation phase, regardless of your Contract accumulated value.	Maximum Fee (1): •1.65% Annually Current Fee (2): •1.05% Annually
•Having the GMWB rider limits the investment options available to you.
•Excess withdrawals could reduce or even terminate the benefits available.
•Cannot terminate rider until five years after Contract issue.

Death Benefit	Beneficiaries receive a death benefit upon the death of the owner.	No Additional Fee	Withdrawals could significantly reduce the benefit.
Automatic Portfolio Rebalancing	Allows you to maintain a specific percentage of your Separate Account division value in specified divisions over time.	No Additional Fee	•Not available if you have a GMWB rider in force. •Can be elected quarterly, semi-annually or annually if you terminate your GMWB rider.
Dollar Cost Averaging	Allows for automatic scheduled transfers (at your direction) of specific amounts from any underlying mutual fund to any combination of underlying mutual funds at regular intervals.	No Additional Fee
•Not available from division to another division if you have a GMWB rider in force.
•Transfer date cannot be on the 29th, 30th or 31st.
•Transfers must be monthly, quarterly, semi-annually or annually.
•You must provide us notice when you want to stop the scheduled transfers.

Waiver of Surrender Charge Rider	Waives surrender charges in the event of a critical need.	No Additional Fee	Following conditions must be met: •Owner or Annuitant has “critical need” as defined in the prospectus; and •Critical need did not exist before contract date.
(1)     At the end of each calendar quarter, one-fourth of the annual charge is multiplied by the average quarterly For Life withdrawal benefit base. The maximum quarterly charge is 0.4125%.
(2)     The current fee listed here is applicable for applications signed on or after August 1, 2015. For applications signed prior to that date, the current fee for those contract owners is listed in 7. CHARGES.
Guaranteed Minimum Withdrawal Benefit ("GMWB") Rider
One of the primary benefits provided under your Contract is the guaranteed minimum withdrawal benefit and this part of Sec. 10 covers the GMWB Rider’s benefits and limitations. The Contract is issued with a GMWB rider, which is designed to help protect you against the risk of a decrease in the Contract accumulated value due to market declines. This benefit also is intended to help you avoid the risk of outliving your money. The rider allows you to take certain guaranteed annual withdrawals during the Contract accumulation phase, regardless of your Contract accumulated value. Some rider provisions may vary from state to state and may be subject to additional restrictions. All material state variations have been described in this prospectus.

Having this rider results in restriction of your Contract investment options to one underlying mutual fund. There is a charge for the rider that is deducted quarterly.
This rider includes an annual bonus for not taking withdrawals for a specific number of years immediately following the purchase of a Contract. Selection of this rider results in restriction of your Contract investment options to a different set of limited GMWB investment options. There is a charge for the rider that is deducted quarterly.
For Life withdrawal benefit payment percentages
This rider permits an election of “Joint Life” withdrawal benefit payments or “Single Life” withdrawal benefit payments. The election of "Joint Life" will result in a lower withdrawal benefit payment than the "Single Life" election.
Bonus feature
This rider has a bonus feature that rewards you for not taking withdrawals for a period of time immediately following purchase of a Contract. The GMWB Bonus increases the For Life withdrawal benefit base, which increases your available For Life withdrawal benefit payment amount. The GMWB Bonus does not increase your Contract accumulated value.
Step-Up feature
This rider has an annual step-up feature that can increase your rider withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made, the division values rise with market growth, or credits (exchange credits) are applied. You may choose to opt out of the GMWB step-up feature if the charge for your rider will increase.
Maximum annual rider charge
This rider has a maximum annual rider charge of 1.65% of the For Life withdrawal benefit base.
Spousal continuation
This rider provides that For Life withdrawal benefit payments may be available to an eligible spouse who continues the Contract with the rider, if certain conditions are met.
Additional Premium Payments
Before your Contract accumulated value is reduced to zero, you may make additional premium payments, subject to the limitations described in this section . We will not accept additional premium payments once the Contract accumulated value becomes zero. The additional premium payments will increase the For Life withdrawal benefit base on the next Contract anniversary.
Excess Withdrawals
Any portion of a withdrawal that exceeds the available withdrawal benefit payment is an excess withdrawal. Excess withdrawals decrease the withdrawal benefit base, which will reduce future withdrawal benefit payments. The reductions can be greater than dollar-for-dollar when the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal.
Termination
You may not terminate your GMWB rider prior to the 5 th Contract anniversary following the rider effective date.
The rider will be terminated upon the earliest of the following to occur:
• The date you send us notice to terminate the rider.
•The date you fully annuitize, fully surrender or otherwise terminate the Contract.
•The For Life withdrawal benefit base is zero.
•The date the Contract owner is changed (annuitant is changed if the owner is not a natural person), except as otherwise provided in this prospectus.
•The date your surviving spouse elects to continue the Contract without the rider.
•The date you make an impermissible change in a covered life.
Example:
Owner is 66 and has $300,000 in his withdrawal benefit base. If the single life withdrawal percentage at age 66 is 5.25%, the annual withdrawal benefit payment would be $15,750, or $1,312.50 per month. If the owner is eligible for the step-up feature, the withdrawal benefit base could increase if the annuity shows market gains for the year. If an excess withdrawal is taken, the annual withdrawal benefit payment available will decrease.

Factors to Consider Before You Buy A Contract With A GMWB Rider
GMWB riders are designed to provide withdrawals for the rest of your life that help protect you from the risk of outliving your money. A GMWB rider allows you to take certain guaranteed annual withdrawals during the Contract accumulation phase, regardless of your Contract accumulated value.
A Contract with a GMWB rider may be appropriate if you:
• Want to benefit from potential annual increases in your rider values that match the growth of your Contract accumulated value.
• Want to protect against the risk of you or your spouse outliving your income.
A Contract with a GMWB rider generally will not be appropriate if you:
• Do not intend to take any withdrawals from your Contract.
• Have an aggressive growth investment objective.
• Plan on taking withdrawals that exceed the GMWB withdrawal limits.
Before you purchase a Contract with a GMWB rider, you should carefully consider the following:
• The features of a GMWB rider may not be purchased separately. As a result, you may pay for rider features that you never use.
• If you take withdrawals that exceed a GMWB rider’s withdrawal limits (excess withdrawals), you will shorten the life of the rider, lower the withdrawal benefit payment(s) and/or cause the rider to terminate for lack of value.
• A GMWB rider does not guarantee that the withdrawal benefit payment(s) will be sufficient to meet your future income needs.
• A GMWB rider is not a guarantee that you will receive any earnings on your premium payments.
• A GMWB rider is not a guarantee that your investment is protected against loss of purchasing power due to inflation.
• A GMWB rider restricts your investment options to investment options that reflect a generally balanced investment objective.
• You may not terminate the GMWB rider until the 5th Contract anniversary following the rider effective date.
GMWB Rider Restrictions/Limitations
The GMWB rider may not be terminated for 5 contract years following the rider effective date.
The GMWB rider does not restrict or change your right to take - or not take - withdrawals under the Contract. All withdrawals reduce the Contract accumulated value by the amount withdrawn and are subject to the same conditions, limitations, fees, charges and deductions as withdrawals otherwise taken under the provisions of the Contract; for example, withdrawals will be subject to surrender charges if they exceed the free surrender amount (see 4. FEE TABLE ). However, any withdrawals may have an impact on the value of your rider’s benefits.
If you take withdrawals in an amount that exceeds an available withdrawal benefit payment (excess withdrawal), you will lower the withdrawal benefit payment(s) and/or cause the rider to terminate for lack of value unless you make additional premium payments or a GMWB Step-Up is applied.
There is a charge for the GMWB rider which can increase up to the guaranteed maximum charge for the rider (see 4. FEE TABLE ).
The GMWB rider results in restriction of your Contract investment options to more limited GMWB investment options (see GMWB Investment Options in this section) .
Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life may result in termination of the rider. If your Contract was issued in California, after an ownership change the benefits will continue and be based on the original owner. See Covered Life Change in this section for further details.
GMWB Investment Options
While the GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available reflect a balanced investment objective and, if your investment goal is aggressive growth, these investment options may not support your investment objective. With GMWB investment options that reflect a balanced investment objective, there is potentially a reduced likelihood that the Contract value goes to zero.

When the GMWB rider is in effect, you must allocate 100% of your Separate Account division value to one of the available Separate Account investment options. Any future premium payments are allocated to the GMWB investment option(s) your Separate Account division value is/are invested in at the time of the new premium payments.
The available investment options are:
•Diversified Balanced Managed Volatility Account;
•Diversified Growth Managed Volatility Account; or
•Diversified Income Account.
NOTE: Previously, we made available Diversified Balanced Account and Diversified Growth Account. If the Contract has the GMWB rider in force and the application was signed December 1, 2013 or later, these investment options are no longer available.
For more information about each of the above investment options, see the underlying mutual fund’s prospectus, which can be found at the following website: www.principal.com/LifeIncomeVAReport.
You may allocate premium payments and transfer Contract value to the Fixed Account. Such allocations and transfers are subject to the provisions of your Contract. See 8. GENERAL DESCRIPTION OF THE CONTRACT – Contract Provisions and Limitations.
You may transfer 100% of your Separate Account division value from your current investment option to one other investment option that is available at the time of the transfer. You may make a transfer by providing us notice (we will effect the transfer at the price next determined after we receive your notice in good order).
We reserve the right to modify the list of available investment options, subject to compliance with applicable regulations. Changes or restrictions will apply only to new purchasers of the Contract or to you if you transfer out of an investment option and wish to transfer back to that investment option. If you transfer from a discontinued investment option, you will not be able to transfer back to that investment option.
GMWB Investment Options Underlying Mutual Funds
You should note that all or most of the GMWB investment options are series of Principal Variable Contracts Funds, Inc., which is managed by Principal Global Investors, LLC ("PGI"), an affiliate of ours. If you wish to invest your Contract accumulated value in underlying mutual funds that are not managed by an affiliate of ours, this Contract may not be appropriate for you.
To the extent that an underlying mutual fund managed by PGI may be included as a GMWB investment option, PGI will receive compensation from the management fee of the underlying mutual fund.
If the GMWB rider terminates, you may invest in more than one of the available investment options.
GMWB Rider Terms
We use the following definitions to describe the features of the GMWB rider:
•Excess Withdrawal - the portion of a withdrawal that exceeds the available withdrawal benefit payment.
•GMWB Bonus - a bonus credited to the withdrawal benefit base, provided certain conditions are met.
•GMWB Step-Up - an increase to the withdrawal benefit base to an amount equal to your Contract’s accumulated value on the most recent Contract anniversary, provided certain conditions are met.
•Required minimum distribution (“RMD”) amount - the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions in effect as of the rider effective date.
•Rider effective date - the date the rider is issued.
•Withdrawal - any partial surrender (including surrender charges, if any) and/or any partial annuitization of your Contract’s accumulated value.
• Withdrawal benefit base - the basis for determining the For Life withdrawal benefit payment available each year.
• Withdrawal benefit payment - the amount that we guarantee you may withdraw each contract year.
Additional Premium Payments
Before your Contract accumulated value is reduced to zero, you may make additional premium payments, subject to the limitations described below. We will not accept additional premium payments once the Contract accumulated value becomes zero.

While the rider is in effect, we may limit or not accept additional premium payments if we determine that, as a result of the timing and amounts of your additional premium payments and withdrawals, a limitation is necessary for us to manage the financial risks incurred in providing the GMWB. We also reserve the right to limit or not accept additional premium payments if we are not then offering this benefit for new contracts, or if we are offering a modified version of this benefit for new contracts. We will exercise such reservation of right for all annuity owners in the same class, in a non-discriminatory manner.
Withdrawal Benefit Base
The withdrawal benefit base is used to calculate the annual withdrawal benefit payment. We calculate the withdrawal benefit base on the rider effective date and each Contract anniversary.
The initial withdrawal benefit base is equal to the initial premium payment.
On each Contract anniversary, the withdrawal benefit base is reset to the greater of 1 or 2, where:
1= the accumulated value on the Contract anniversary (see GMWB Step-Up in this section).
2 = the result of (a + b + c - d), where:
a = prior year withdrawal benefit base (or initial withdrawal benefit base if first Contract anniversary);
b = additional premiums since the previous Contract anniversary (dollar-for-dollar);
c = any GMWB Bonus credited since the previous Contract anniversary;
d = any excess withdrawals taken since the previous Contract anniversary*.
* NOTE: The reduction for an excess withdrawal will be greater than dollar-for-dollar if the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal. See Excess Withdrawals in this section for information about the negative effect of excess withdrawals.
If you take withdrawals prior to the oldest owner attaining age 59½, the withdrawal benefit base will be reduced for excess withdrawals. If the adjustment for any withdrawal causes the withdrawal benefit base to reduce to zero, the rider will terminate at the next Contract anniversary, unless you make additional premium payments or a GMWB Step-Up is applied.
Withdrawal Benefit Payment
Withdrawal benefit payments are available (i) on the rider effective date if the oldest owner (or oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the Contract anniversary following the date that the oldest owner (or oldest annuitant, if applicable) attains age 59½.
The withdrawal benefit payments are automatically calculated as “Single Life” unless you provide notice and good order instructions to select “Joint Life” withdrawal benefit payments. If eligible, you may elect “Joint Life” withdrawal benefit payments anytime on or before your first withdrawal following the rider effective date. Once you take this first withdrawal, you cannot change your election of “Single Life” or “Joint Life” withdrawal benefit payments, regardless of any change in life events.
“Single Life” withdrawal benefit payments
“Single Life” withdrawal benefit payments are based on one covered life. The covered life for “Single Life” is the:
a.    Owner if there is only one owner;
b.    Annuitant if the owner is not a natural person;
c.    Youngest joint owner if there are joint owners; or
d.    Youngest annuitant if there are joint annuitants and the owner is not a natural person.
In addition, the covered life must satisfy the rider’s issue age requirements on the date the covered life is designated in accordance with the terms of the rider.
As long as the Contract is in effect, “Single Life” or “Joint Life” withdrawal benefit payments may be taken until the earlier of the date of the death of the first owner to die (first annuitant, if applicable) or the date the withdrawal benefit base reduces to zero.
“Joint Life” withdrawal benefit payments
“Joint Life” withdrawal benefit payments are based on two covered lives. You may only elect “Joint Life” withdrawal benefit payments if there are two covered lives that meet the eligibility requirements. There can be no more than two covered lives. The “Joint Life” election is not available if the owner is not a natural person.

To be eligible for “Joint Life” the covered lives must be:
a.    The owner and the owner’s spouse, provided there is only one owner and the spouse is named as a primary beneficiary; or
b.    The joint owners, provided the joint owners are each other’s spouse.
NOTE:  Under the Code, spousal continuation and certain distribution options are available only to “spouses.” In satisfying such requirements, we will treat same-sex couples legally married in their respective states as having the same rights to benefits under federal law as opposite sex couples. All Contract provisions will be interpreted and administered in accordance with the Code and the relevant Internal Revenue Service guidance. For more information, please see your tax advisor.
NOTE:    At the time a covered life is designated, that covered life must satisfy the age requirements.
As long as the Contract is in effect, “Joint Life” withdrawal benefit payments will continue until the earlier of the date of the death of the last covered life or the date the For Life withdrawal benefit base reduces to zero.
Calculating the Withdrawal Benefit Payment
The withdrawal benefit payment is an amount equal to a percentage multiplied by the withdrawal benefit base.
The withdrawal benefit payment percentage depends on whether you have elected “Single Life” or “Joint Life” and the age of the covered life on the date of the first withdrawal following the rider effective date.
For applications signed on or after August 1, 2015, the following withdrawal benefit payment percentage tables apply:
•“Single Life”:

Age of Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
55-59	3.75%
60-64	4.50%
65+	5.00%
•“Joint Life”:

Age of Younger Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
55-59	3.25%
60-64	4.00%
65+	4.50%
For applications signed on or after August 1, 2013* but before August 1, 2015, the following withdrawal benefit payment percentage tables apply:
•“Single Life”:

Age of Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
55-59	4.00%
60-74	5.00%
75+	5.25%
•“Joint Life”:

Age of Younger Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
55-59	3.50%
60-74	4.50%
75+	4.75%
* For Illinois and Montana, August 15, 2013.

For applications signed before August 1, 2013*, the following withdrawal benefit payment percentage tables apply:
•“Single Life”:

Age of Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
55-59	4.50%
60-64	5.00%
65-69	5.25%
70-74	5.50%
75-79	6.00%
80+	6.50%
•“Joint Life”:

Age of Younger Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
55-59	4.00%
60-64	4.50%
65-69	4.75%
70-74	5.00%
75-79	5.50%
80+	6.00%
* For Illinois and Montana, August 15, 2013.
NOTE:    All withdrawals prior to the Contract anniversary following the oldest owner’s (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Under 72t of the Code, a customer can receive substantially equal payments without an IRS tax penalty, even if under age 59½. If you receive 72t distributions and have not reached the Contract anniversary after the oldest owner’s (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals. See Excess Withdrawals for additional information.
Because the withdrawal benefit payments are tiered based on the age of the younger covered life at the time of the first withdrawal, you should carefully choose when you take the first withdrawal following the rider effective date. Once a withdrawal is taken, the For Life withdrawal benefit payment percentage is locked in for the life of this rider. In addition, when you take your first withdrawal, your election of “Single Life” or “Joint Life” remains locked in and cannot be changed. For example, if you have elected “Joint Life” withdrawal benefit payments and take the first withdrawal when the younger covered life is age 57 and your application was signed on or after August 1, 2015, your For Life withdrawal benefit payment percentage will be locked in at 3.25% for the remaining life of this rider and cannot be changed.
GMWB Bonus
Under the GMWB Bonus we will credit a bonus (“GMWB Bonus”) to the withdrawal benefit base provided you have not taken any withdrawals since the rider effective date. The GMWB Bonus is calculated on each Contract anniversary.
The GMWB Bonus is equal to the total of all premium payments made prior to each Contract anniversary multiplied by the applicable percentage shown in the chart below.

Contract Anniversary (following the rider effective date)	GMWB Bonus Percentage
1	5.00%
2	5.00%

The GMWB Bonus is no longer available after the earlier of:
•The 2nd Contract anniversary following the rider effective date; or
•The date you take a withdrawal following the rider effective date.
NOTE:    The GMWB Bonus is used only for the purposes of calculating the withdrawal benefit base. The GMWB Bonus is not added to your Contract accumulated value.
GMWB Step-Up
The GMWB Step-Up is automatic and applies annually.
If you satisfy the eligibility requirements on a Contract anniversary and your Contract accumulated value is greater than the withdrawal benefit base, we will Step-Up the withdrawal benefit base to your Contract accumulated value on that Contract anniversary. We will not reduce your withdrawal benefit base if your Contract accumulated value on a Contract anniversary is less than the withdrawal benefit base.
NOTE:     All scheduled withdrawals (scheduled partial surrenders) occurring on the Contract anniversary are reflected in the values for the prior contract year and prior to determining if the withdrawal benefit base will Step-Up.
If we increase the rider charge for existing contracts and you are eligible for a GMWB Step-Up of the withdrawal benefit base, you will be charged the increased rider charge. You may choose to opt out of the GMWB Step-Up feature if the charge for your rider will increase. We will send you advance notice if the charge for your rider will increase in order to give you the opportunity to opt out of the GMWB Step-Up feature. Once you opt out, you will no longer be eligible for future GMWB Step-Ups. For more information on the rider charge, see 7. CHARGES .
On each Contract anniversary following the rider effective date, you are eligible for a GMWB Step-Up of the withdrawal benefit base if you satisfy all of the following requirements:
1.    The Contract anniversary occurs before the later of:
a.    the Contract anniversary following the date the oldest owner (oldest annuitant if the owner is not a natural person) attains age 80; or
b.     10 years after the rider effective date;
2.    You have not declined any increases in the rider charge; and
3.    You have not fully annuitized the Contract.
Covered Life Change
For Contracts issued in all states except California:
Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life (a “Change”) will result in termination of this rider, except for the following permissible Changes:
1.    Spousal continuation of this rider as described in 10. BENEFITS AVAILABLE UNDER THE CONTRACT - Death Benefit .
2.    If withdrawals have not been taken and you have not previously elected to continue this rider as described in 10. BENEFITS AVAILABLE UNDER THE CONTRACT - Death Benefit , then
a.    You may add a joint owner (non-qualified contracts only) or primary beneficiary to your Contract as a covered life, provided that the new joint owner or primary beneficiary is an eligible covered life.
b.    You may remove a joint owner or primary beneficiary as a covered life.
c.    The For Life withdrawal benefit payment percentage will be based on the age of the covered lives and will lock in at the percentage applicable on the date of your first withdrawal.

3.    If withdrawals have been taken and you have locked in “Single Life” withdrawal benefit payments, then
a.    You may remove a joint owner as a covered life.
b.    You may add a primary beneficiary to your Contract, however, you may not add a primary beneficiary as a covered life for purposes of this rider.
c.    The For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your death.
4.    If withdrawals have been taken and you have locked in “Joint Life” withdrawal benefit payments, then
a.    You may remove a joint owner or primary beneficiary as a covered life.
b.    You may add a primary beneficiary to your Contract; however, you may not add a primary beneficiary as a covered life for purposes of this rider.
c.     The For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your death.
5.    If you have previously elected to continue this rider as described in 10. BENEFITS AVAILABLE UNDER THE CONTRACT - Death Benefit , then you may add a primary beneficiary to your Contract; however, you may not add a primary beneficiary as a covered life for purposes of this rider. If the primary beneficiary you add is your spouse, upon your death the spouse can continue the Contract, but the rider will terminate.
No Change is effective until approved by us in writing. Upon our approval, the Change is effective as of the date you signed the notice requesting the Change.
An assignment of the Contract or this rider shall be deemed a request for a Change. If the Change is not one of the above permissible Changes, this rider will be terminated as of the date of the assignment.
For Contracts issued in California only:
Any beneficiary designation or other Contract or rider change before the annuitization date which would cause a change in the covered life (a “Change”) will result in termination of this rider, except for the following permissible Changes:
1. Spousal continuation of this rider as described in 10. BENEFITS AVAILABLE UNDER THE CONTRACT - Death Benefit .
2.    If withdrawals have not been taken and you have not previously elected to continue this rider as described in 10. BENEFITS AVAILABLE UNDER THE CONTRACT - Death Benefit , then
a.    You may add a joint owner or primary beneficiary as a covered life, provided that the new joint owner or primary beneficiary is an eligible covered life.
b.    You may remove a joint owner or primary beneficiary as a covered life.
c.    The withdrawal benefit payment percentage will be calculated based on the age of the covered lives and will lock in at the percentage applicable on the date of your first Withdrawal.
3.    If withdrawals have been taken and you have locked in “Single Life” withdrawal benefit payments, then
a.    You may remove a joint owner as a covered life and withdrawal benefit payments will cease upon your death.
b.    You may add a primary beneficiary to your Contract; however, you may not add a primary beneficiary as a covered life for purposes of this rider.
c.    The For Life withdrawal benefit payment percentage will remain locked at the percentage applicable on the date of your first withdrawal and will not be reset to reflect the removal of the covered life.

4.    If withdrawals have been taken and you have locked in “Joint Life” withdrawal benefit payments, then
a.    You may remove a joint owner or primary beneficiary as a covered life and withdrawal benefit payments will cease upon your death.
b.    You may add a primary beneficiary to your Contract; however, you may not add a primary beneficiary as a covered life for purposes of this rider.
c.    The withdrawal benefit payment percentage will remain locked at the percentage applicable on the date of your first withdrawal and will not be reset to reflect the removal of the covered life.
5.    If you have previously elected to continue the Rider as provided in 10. BENEFITS AVAILABLE UNDER THE CONTRACT - Death Benefit , you may add a primary beneficiary to your Contract; however, you may not add a primary beneficiary as a covered life for purposes of this rider.
No change is effective until approved by us in writing. Upon our approval, the change is effective as of the date you signed the notice requesting the change.
Effect of Ownership Change for Contracts Issued in California only
NOTE:    An ownership change does not terminate a Contract in California; therefore, these slightly different provisions apply.
If an ownership change has taken place on a Contract after withdrawals have been taken, the following provisions apply:
“Single Life” and “Joint Life” withdrawal benefit payments (ownership change after withdrawals taken for Contracts issued in California):
“Single Life” withdrawal benefit payments continue until the earlier of:
1.    the death of the first covered life to die; or
2.    the withdrawal benefit base is zero.
“Joint Life” withdrawal benefit payments continue until the earlier of:
1.    the death of the last covered life to die; or
2.    the death of the owner; or
3    the withdrawal benefit base is zero.
Effect on Rider Benefits at Death (ownership change after withdrawals taken for Contracts issued in California):
If you die when the Contract accumulated value is greater than zero:
1.    If you are the only owner, upon your death, your primary beneficiary may elect one of the following:
a.    Receive the death benefit under the Contract; or
b.    If the primary beneficiary is your spouse, your spouse may continue the Contract with or without this rider as set forth in 10. BENEFITS AVAILABLE UNDER THE CONTRACT - Death Benefit .
2.    If there are joint owners, upon the death of the first joint owner to die, the surviving joint owner may elect one of the following:
a.    Receive the death benefit under the Contract; or
b.    If the surviving joint owner is your spouse, your spouse may continue the Contract with or without this rider as set forth in 10. BENEFITS AVAILABLE UNDER THE CONTRACT - Death Benefit .

If the Contract accumulated value has reduced to zero:
1.    If “Single Life” For Life withdrawal benefit payments have been elected, upon the death of the covered life, all payments stop and the Contract is terminated. If your (for joint owners, the last surviving joint owner) death proceeds the death of the covered life, payments will continue to the beneficiary until the death of the covered life.
2.    If “Joint Life” For Life withdrawal benefit payments have been elected, upon the death of the last surviving covered life, all payments stop and the Contract is terminated. If your (for joint owners, the last surviving joint owner) death precedes the death of the last surviving covered life, payments will continue to the beneficiary until the death of the last surviving covered life.
Spousal Continuation (ownership change after withdrawals taken for Contracts issued in California):
If you die while this rider is attached to your Contract, your spouse may NOT continue the Contract with this rider if any of the following apply:
1.    The Contract accumulated value is zero.
2.    The Contract and this rider have been previously continued.
3.    You were the sole owner and your spouse is not a primary beneficiary.
4.    There were joint owners and your spouse is not the surviving joint owner.
5.    Your spouse does not meet the minimum age requirement of our rider eligibility guidelines on the date of the continuation election.
NOTE:    Although spousal continuation may be available under the Contract for a subsequent spouse, this rider may only be continued once.
NOTE:    If your spouse is not eligible to continue this rider, or elects not to continue this rider, this rider and all rights, benefits and charges under the rider will terminate.
If none of the statements above apply and your spouse elects to continue the Contract with the rider:
If “Single Life” withdrawal benefit payments were locked in:
1.    The withdrawal benefit payment percentage will continue to be based on the original covered lives.
2.    Withdrawal benefit payments will continue to be available as long as the covered lives are alive.
If “Joint Life” withdrawal benefit payments were locked in:
1.    The withdrawal benefit payment percentage will continue to be based on the original covered lives.
2.    Your spouse may not add a new covered life.
3.    Withdrawal benefit payments will continue to be available as long as covered lives are alive.
All other provisions of this rider will continue as in effect on the date of your death.
Covered Life Change (ownership change after withdrawals taken for Contracts issued in California):
Any beneficiary designation or other Contract or rider change before the annuitization date will not cause a change in the covered life.
Effect of Withdrawals
This GMWB rider does not require you to take an available withdrawal benefit payment. If you elect not to take an available withdrawal benefit payment, that amount will not be carried forward to the next contract year.
If you want to take advantage of the GMWB rider’s GMWB Bonus feature, withdrawals cannot be taken during the period the GMWB Bonus is available. See GMWB Bonus (in this section).
Each time you take a withdrawal, it is reflected immediately in your Contract accumulated value. All scheduled withdrawals (scheduled partial surrenders) occurring on the Contract anniversary are reflected in the values for the prior contract year.

All withdrawals prior to the Contract anniversary following the oldest owner’s (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Under 72t of the Code, a customer can receive substantially equal payments without an IRS tax penalty, even if under age 59½. If you receive 72t distributions and have not reached the Contract anniversary after the oldest owner’s (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals. See Excess Withdrawals below for additional information.
If you take excess withdrawals, the withdrawal benefit base will be reduced on the next Contract anniversary. See Excess Withdrawals below for information about the negative effect of excess withdrawals .
To help you better understand the various features of the rider and to demonstrate how premium payments made and withdrawals taken from the Contract affect the values and benefits under the rider, we have provided several examples in APPENDIX B and APPENDIX C .
Excess Withdrawals
Any portion of a withdrawal that exceeds the available withdrawal benefit payment is an excess withdrawal. Excess withdrawals decrease the withdrawal benefit base, which will reduce future withdrawal benefit payments. The reductions can be greater than dollar-for-dollar when the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal.
All withdrawals prior to the Contract anniversary following the oldest owner’s (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the withdrawal benefit. Therefore, if you receive 72t distributions and have not reached the Contract anniversary after the oldest owner’s (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals.
If you choose to take an excess withdrawal, the equation below shows how to calculate the excess withdrawal adjustment.
Effect on For Life withdrawal benefit base
Excess withdrawals will reduce the withdrawal benefit base in an amount equal to the greater of:
•the excess withdrawal, or
•the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the withdrawal benefit base prior to the adjustment for the excess withdrawal.
NOTE:    All withdrawals taken prior to the date that the oldest owner (oldest annuitant, if applicable) has met the age eligibility requirement are excess withdrawals.
NOTE:    Withdrawals prior to age 59½ may be subject to a 10% IRS penalty tax.
Required Minimum Distribution (RMD) Program for GMWB Riders
Tax-qualified contracts are subject to federal tax rules requiring that RMD be taken on a calendar year basis (i.e., compared to a contract year basis), usually beginning after age 72.
If you are eligible for and enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract (an “RMD amount”) that exceeds a withdrawal benefit payment for that contract year will not be deemed an excess withdrawal. If you are eligible for and do not enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract that exceeds a withdrawal benefit payment for that contract year will be deemed an excess withdrawal.

RMD Program
Eligibility in the RMD Program for GMWB Riders is determined by satisfaction of the following requirements:
•The amount required to be distributed each calendar year for purposes of satisfying the RMD rules of the Internal Revenue Code is based only on this Contract (the “RMD amount”); and
•You have elected scheduled withdrawal payments.
NOTE:    Although enrollment in the RMD Program for GMWB Riders does not prevent you from taking an unscheduled withdrawal, an unscheduled withdrawal will cause you to lose the RMD Program protections for the remainder of the contract year. This means that any withdrawals (scheduled or unscheduled) during the remainder of the contract year that exceed applicable For Life withdrawal benefit payments will be treated as excess withdrawals, even if the purpose is to take the RMD amount. You will automatically be re-enrolled in the RMD Program for GMWB Riders on your next Contract anniversary.
We reserve the right to modify or eliminate the RMD Program for GMWB Riders; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We will send you at least 30 days advance notice of any change in or elimination of the RMD Program for GMWB Riders. Any modifications or elimination of the RMD Program for GMWB Riders will take effect after notice. If we exercise our right to modify or eliminate the RMD Program for GMWB Riders, then any scheduled or unscheduled withdrawal in excess of a withdrawal benefit payment after the effective date of the program’s modification or elimination will be deemed an excess withdrawal.
You may obtain more information regarding our RMD Program for GMWB Riders by contacting your financial professional or by calling us at 1-800-852-4450.
Effect of Reaching the Maximum Annuitization Date
On or before the maximum annuitization date, you must elect one of the Contract or GMWB rider payment options described below.
1.    Contract payment options:
•Payments resulting from applying the Contract accumulated value to an annuity benefit payment option.
•Payment of the Contract accumulated value as a single payment.
2.    GMWB rider payment option:
•Fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment until the date of death of the last covered life.
See Effect of Withdrawals in this section for information on how withdrawals prior to the maximum annuitization date affect the GMWB values.
We will send you written notice at least 30 days prior to the maximum annuitization date and ask you to select one of the available payment options listed above. If we have not received your selection as of the maximum annuitization date, we will automatically apply your Contract accumulated value to an annuity benefit payment option as follows:
•for Contracts with one annuitant - Life Income with payments guaranteed for a period of 10 years.
•for Contracts with joint annuitants - Joint and Full Survivor Income with payments guaranteed for a period of 10 years.
Effect of the Contract Accumulated Value Reaching Zero
We will send you prior written notice whenever reasonably feasible if your Contract accumulated value is approaching zero.

In the event that the Contract accumulated value reduces to zero, we will pay the For Life withdrawal benefit payments as follows:
•If you have taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, your For Life withdrawal option is either “Joint Life” or “Single Life” depending on your election at the time of your first withdrawal.
•If you have not taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, you must elect either
•the “Single Life” withdrawal option: you will receive fixed scheduled payments each year in the amount of the “Single Life” withdrawal benefit payment, until the date of your death (annuitant’s death if the owner is not a natural person); or
•the “Joint Life” withdrawal option: you will receive fixed scheduled payments each year in the amount of the “Joint Life” withdrawal benefit payment, until the date of the death of the last covered life.
NOTE:    In the event that the Contract accumulated value reduces to zero, the withdrawal benefit payments elected above will continue, but all other rights and benefits under the rider and the Contract (including the death benefits) will terminate, and no additional premium payments will be accepted.
Termination and Reinstatement
You may not terminate the rider prior to the 5th Contract anniversary following the rider effective date.
At any point in time, we will terminate the rider upon the earliest of the following to occur:
•The date you send us notice to terminate the rider (after the 5th Contract anniversary following the rider effective date). This will terminate the rider, not the Contract.
•The date you fully annuitize, fully surrender or otherwise terminate the Contract.
•The For Life withdrawal benefit base is zero.
•The date the Contract owner is changed (annuitant is changed if the owner is not a natural person), except a change in owner due to a spousal continuation of the rider as described in Death Benefit in this section or the removal/ addition of a joint life as described in Covered Life Change in this section.
•The date your surviving spouse elects to continue the Contract without the rider (even if prior to the 5th Contract anniversary following the rider effective date).
•The date you make an impermissible change in a covered life.
If the rider terminates for any reason other than full surrender of the Contract, the rider may not be reinstated. Upon termination of the GMWB Rider, any and all benefits and guarantees under the rider will no longer be available to you.
If you surrender the Contract with the rider attached and the Contract is later reinstated, the rider also must be reinstated. At the time the rider is reinstated, we will deduct rider charges scheduled during the period of termination and make any other adjustments necessary to reflect any changes in the amount reinstated and the Contract accumulated value as of the date of termination.
NOTE: If your Contract was issued in California, after an ownership change, the rider will not terminate and the benefits will continue based on the original owner.

Effect of Divorce
The following table illustrates divorce situations and the resulting outcomes.

If…	And…	Then…
You are the sole owner of the contract	You direct us to take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse
If no withdrawals have been taken, the withdrawal will be taken based on the “Single Life” or “Joint Life” For Life withdrawal benefit payment election on file unless you direct otherwise.
If withdrawals have been taken, the withdrawal will be based on the For Life withdrawal benefit election on file.
Any portion of such withdrawal that exceeds the available For Life withdrawal benefit payment will be deemed an excess withdrawal.
You will retain all rights and benefits of the rider.
Note: If the excess withdrawal causes the For Life withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Excess Withdrawals in this section.

You are the sole owner of the contract	You direct us to change ownership of the Contract to your former spouse to satisfy a court order	The GMWB rider will terminate. Your former spouse will become the new owner of the Contract and will retain all rights and benefits of the Contract.
Contract is jointly owned	You direct us to take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse
If no withdrawals have been taken, the withdrawal will be taken based on the “Single Life” or “Joint Life” For Life withdrawal benefit payment election on file unless you direct otherwise. If withdrawals have been taken, the withdrawal will be based on the For Life withdrawal benefit election on file.
Any portion of such withdrawal that exceeds the available For Life withdrawal benefit payment will be deemed an excess withdrawal.
If you direct us to remove one of the joint owners, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the rider while the former spouse will no longer have any such rights or be entitled to any benefits under the rider.
Note: If the excess withdrawal causes the For Life withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Excess Withdrawals in this section.

Contract is jointly owned	You direct us to remove one of the joint owners to satisfy a court order
If withdrawals have been taken, “Single Life” or “Joint Life” For Life withdrawal benefit payment election on file will remain in effect.
If withdrawals have not been taken, For Life withdrawal benefits will be calculated “Single Life”.
The spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the rider while the former spouse will no longer have any such rights or be entitled to any benefits under the rider.
Note: If the excess withdrawal causes the For Life withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Excess Withdrawals in this section.

GMWB Summary

Effective Period	Applications Signed Before August 1, 2013 (August 15, 2013 for Illinois and Montana)	Applications Signed August 1, 2013 (August 15, 2013 for Illinois and Montana) through July 31, 2015	Applications Signed on or after August 1, 2015
Issue Age	55-80 NOTE: Prior to January 21, 2013 the minimum issue age was 60.	55-80	55-80
Rider Charge	0.73% of average quarterly For Life withdrawal benefit base	0.95% of average quarterly For Life withdrawal benefit base	1.05% of average quarterly For Life withdrawal benefit base
Annual Withdrawal Limits
•“Single Life” — tiered percentages based on age at first withdrawal, beginning at 4.50% and capping at a maximum of 6.50% of the For Life withdrawal benefit base
•“Joint Life” — tiered percentages based on age at first withdrawal, beginning at 4.00% and capping at a maximum of 6.00% of the For Life withdrawal benefit base

•“Single Life” — tiered percentages based on age at first withdrawal, beginning at 4.00% and capping at a maximum of 5.25% of the For Life withdrawal benefit base
•“Joint Life” — tiered percentages based on age at first withdrawal, beginning at 3.50% and capping at a maximum of 4.75% of the For Life withdrawal benefit base

•“Single Life” — tiered percentages based on age at first withdrawal, beginning at 3.75% and capping at a maximum of 5.00% of the For Life withdrawal benefit base
•“Joint Life” — tiered percentages based on age at first withdrawal, beginning at 3.25% and capping at a maximum of 4.50% of the For Life withdrawal benefit base

For Life Withdrawal Benefit Payments
•“Single Life” or “Joint Life” (your life and the lifetime of your eligible spouse)
•For Life withdrawal benefit payments default to “Single Life” unless “Joint Life” is elected
•Available the Contract anniversary following the date the oldest owner turns 59½ — all withdrawals prior to that Contract anniversary are excess withdrawals under the For Life withdrawal option

•“Single Life” or “Joint Life” (your life and the lifetime of your eligible spouse)
•For Life withdrawal benefit payments default to “Single Life” unless “Joint Life” is elected
•Available the Contract anniversary following the date the oldest owner turns 59½ — all withdrawals prior to that Contract anniversary are excess withdrawals under the For Life withdrawal option

•“Single Life” or “Joint Life” (your life and the lifetime of your eligible spouse)
•For Life withdrawal benefit payments default to “Single Life” unless “Joint Life” is elected
•Available the Contract anniversary following the date the oldest owner turns 59½ — all withdrawals prior to that Contract anniversary are excess withdrawals under the For Life withdrawal option

Effective Period	Applications Signed Before August 1, 2013 (August 15, 2013 for Illinois and Montana)	Applications Signed August 1, 2013 (August 15, 2013 for Illinois and Montana) through July 31, 2015	Applications Signed on or after August 1, 2015
Termination	•You may terminate this rider anytime after the 5th Contract anniversary following the rider effective date	•You may terminate this rider any time after the 5th Contract anniversary following the rider effective date	•You may terminate this rider any time after the 5th Contract anniversary following the rider effective date
GMWB Step-Up	•Automatic annual GMWB Step-Up available until the later of (a) the Contract anniversary prior to age 80 or (b) 10 years after the rider effective date.	•Automatic annual GMWB Step-Up available until the later of (a) the Contract anniversary prior to age 80 or (b) 10 years after the rider effective date.	•Automatic annual GMWB Step-Up available until the later of (a) the Contract anniversary prior to age 80 or (b) 10 years after the rider effective date.
GMWB Bonus	•If no withdrawals are taken, a GMWB Bonus is applied to the withdrawal benefit base on each Contract anniversary as shown below. •Year 1 — 5.00% of premium payments •Year 2 — 5.00% of premium payments	•If no withdrawals are taken, a GMWB Bonus is applied to the withdrawal benefit base on each Contract anniversary as shown below. •Year 1 — 5.00% of premium payments •Year 2 — 5.00% of premium payments	•If no withdrawals are taken, a GMWB Bonus is applied to the withdrawal benefit base on each Contract anniversary as shown below. •Year 1 — 5.00% of premium payments •Year 2 — 5.00% of premium payments
Investment Restrictions
You must select either*:
•Diversified Balanced Managed Volatility;
•Diversified Growth Managed Volatility; or
•Diversified Income.
There are no additional restrictions on allocations to the Fixed Account.

You must select either*:
•Diversified Balanced Managed Volatility;
•Diversified Growth Managed Volatility; or
•Diversified Income.
There are no additional restrictions on allocations to the Fixed Account.
You must select either: •Diversified Balanced Managed Volatility; •Diversified Growth Managed Volatility; or •Diversified Income. There are no additional restrictions on allocations to the Fixed Account.
Spousal Continuation	•At the death of the first owner to die, a spouse who is a joint owner or primary beneficiary may have the option to continue the Contract with this rider.	•At the death of the first owner to die, a spouse who is a joint owner or primary beneficiary may have the option to continue the Contract with this rider.	•At the death of the first owner to die, a spouse who is a joint owner or primary beneficiary may have the option to continue the Contract with this rider.
* For Applications signed prior to December 1, 2013, the following Principal Variable Contracts Accounts (Class 2) were the only underlying funds available:  Diversified Balanced Account; Diversified Growth Account; and Diversified Income Account.  For applications signed on or after December 1, 2013, Diversified Balanced Account and Diversified Growth Account are no longer available.

Death Benefit
Another primary benefit under your Contract is a death benefit, which is automatically included with your Contract at no additional cost. The death benefit is provided upon the death of the owner. The Contract will not provide death benefits upon the death of an annuitant unless the annuitant is also an owner or the owner is not a natural person.
The following tables illustrate the various situations and the resulting death benefit payment if death occurs before the annuitization date. If death occurs after the annuitization date, See 9. ANNUITY PERIOD.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as a primary beneficiary
The beneficiary(ies) receives the death benefit under the Contract or the GMWB Death Benefit, whichever is applicable.
If a beneficiary dies before you, on your death we will make equal payments to the surviving beneficiaries unless you provided us with other written instructions. If no beneficiary(ies) survives you, the death benefit is paid to your estate in a single payment.
Upon your death, only your beneficiary’s(ies’) right to the death benefit or the GMWB Death Benefit will continue; all other rights and benefits under the Contract will terminate.

You are the sole owner	Your spouse is named as a primary beneficiary
Your spouse may either
a. continue the Contract; or
b. receive the death benefit under the Contract or the GMWB Death Benefit, whichever is applicable.
All other beneficiaries receive the death benefit under the Contract or the GMWB Death Benefit, whichever is applicable.
If a beneficiary dies before you, on your death we will make equal payments to the surviving beneficiaries unless you provided us with other written instructions. If no beneficiary(ies) survives you, the death benefit is paid to your estate in a single payment.
Unless your spouse elects to continue the Contract, only your spouse’s and any other beneficiary’s(ies’) right to the death benefit or the GMWB Death Benefit will continue; all other rights and benefits under the Contract will terminate.

You are a joint owner	The surviving joint owner is not your spouse
The surviving owner receives the death benefit under the Contract or the GMWB Death Benefit, whichever is applicable.
Upon your death, only the surviving owner’s right to the death benefit or the GMWB Death Benefit will continue; all other rights and benefits under the Contract will terminate.

You are a joint owner	The surviving joint owner is your spouse
Your spouse may either
a. continue the Contract; or
b. receive the death benefit under the Contract or the GMWB Death Benefit, whichever is applicable.
Unless your surviving spouse owner elects to continue the Contract, upon your death, only your spouse’s right to the death benefit or GMWB Death Benefit will continue; all other rights and benefits under the Contract will terminate.

If...	And...	Then...
The annuitant dies	The owner is not a natural person
The beneficiary(ies) receives the death benefit under the Contract or the GMWB Death Benefit, whichever is applicable.
If a beneficiary dies before the annuitant, on the annuitant’s death we will make equal payments to the surviving beneficiaries unless the owner provided us with other written instructions.
Upon the annuitant’s death, only the beneficiary’s(ies’) right to the death benefit or the GMWB Death Benefit will continue; all other rights and benefits under the Contract will terminate.

Payment of Death Benefit
The death benefit is usually paid within five business days of our receiving all required documents (including proof of death) to process the claim. Payment is made according to benefit instructions provided by you. Some states require this payment to be made in less than five business days. Under certain circumstances, this payment may be delayed (see 16. ADDITIONAL INFORMATION ABOUT THE CONTRACT - Delay of Payments ).
NOTE:    Proof of death includes: a certified copy of a death certificate; a certified copy of a court order; a written statement by a medical doctor; or other proof satisfactory to us.
The accumulated value remains invested in the divisions until the valuation period during which we receive the required documents. If more than one beneficiary is named, each beneficiary’s portion of the death benefit remains invested in the divisions until the valuation period during which we receive the required documents for that beneficiary. Unless otherwise required by law, we pay interest on the death benefit from the first day the accumulated value is no longer invested in the divisions until payment is made. After payment of all of the death benefit (including any applicable interest), the Contract is terminated.
Before the annuitization date, you may give us written instructions for payment under a death benefit option. If we do not receive your instructions, the death benefit is paid according to instructions from the beneficiary(ies). The beneficiary(ies) may elect to apply the death benefit under an annuity benefit payment option or receive the death benefit as a single payment. Generally, unless the beneficiary(ies) elects otherwise, we pay the death benefit in a single payment, subject to proof of your death.
No surrender charge applies when a death benefit is paid.
Standard Death Benefit Formula
The Standard Death Benefit is similar to the GMWB Death Benefit with the exception of how withdrawals reduce the death benefit amount. The amount of the standard death benefit is the greatest of a, b or c, where:
a =    the accumulated value on the date we receive proof of death and all required documents;
b =    the total of premium payments minus an adjustment for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment for each partial annuitization made prior to the date we receive proof of death and all required documents; and
c =    the highest accumulated value on any Contract anniversary that is wholly divisible by seven (for example, Contract anniversaries 7, 14, 21, 28, etc.) plus any premium payments since that contract anniversary and minus an adjustment for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment for each partial annuitization made after that Contract anniversary.

The adjustment for each partial surrender (and any applicable surrender charges and fees) and for each partial annuitization made prior to the date we receive proof of death and all required documents is equal to (x divided by y) multiplied by z, where:
x =    the amount of the partial surrender (and any applicable surrender charges and fees) or the amount of the partial annuitization; and
y =    the accumulated value immediately prior to the partial surrender or partial annuitization; and
z =    the amounts determined in b or c above immediately prior to the partial surrender or partial annuitization.
Example:    Your accumulated value is $10,000 and you take a partial surrender of $2,000 (20% of your accumulated value). For purposes of calculating the death benefit, we reduce the amounts determined in b or c above by 20%.
For examples of the Standard Death Benefit calculations, see APPENDIX E .
GMWB Death Benefit
NOTE:    The GMWB Death Benefit is available for applications signed on or after August 1, 2013 (August 15, 2013 for Illinois and Montana).
While the GMWB rider is active, the GMWB Death Benefit replaces any other death benefit under the Contract. The GMWB Death Benefit is similar to the Standard Death Benefit with the exception of how withdrawals reduce the death benefit amount. If the GMWB rider is terminated, the GMWB Death Benefit is terminated and is replaced by the Standard Death Benefit.
•If you are the only owner, upon your death, your primary beneficiary may elect one of the following:
•receive the GMWB Death Benefit as set forth below; or
•if the primary beneficiary is your spouse, your spouse may continue the Contract with or without this rider as set forth later in this section.
•If there are joint owners, upon the death of the first joint owner to die, the surviving joint owner may elect one of the following:
•receive the GMWB Death Benefit as set forth below; or
•if the surviving joint owner is your spouse, your spouse may continue the Contract with or without this rider as set forth later in this section.
The GMWB Death Benefit is equal to the greatest of:
1.    the Contract accumulated value as of the valuation date on which we receive the proof of death and all required documents;
2.the total premium payments minus each withdrawal taken on or before the valuation date on which we receive the proof of death and all required documents;
3.the Contract accumulated value that was in effect on any prior Contract anniversary that is divisible equally by 7, plus any premium payments made after that Contract anniversary minus each withdrawal taken after that Contract anniversary.
NOTE:    For 2. and 3. above, a withdrawal that is not a "For Life" Excess Withdrawal will reduce the GMWB Death Benefit by the amount of the withdrawal. Then, each "For Life" Excess Withdrawal will proportionately reduce the GMWB Death Benefit by the ratio of the "For Life" Excess Withdrawal taken to the Contract accumulated value immediately prior to the "For Life" Excess Withdrawal.
NOTE:    For 2. and 3. above, withdrawals up to the RMD amount under the RMD Program for GMWB Riders are not considered excess withdrawals and reduce the GMWB Death Benefit by the amount of the withdrawal.
For examples of the GMWB Death Benefit calculations, see APPENDIX D .

Contract Accumulated Value is Greater than Zero
The following tables illustrate the various situations and the resulting death benefit payment if death occurs before the annuitization date and while the accumulated value is greater than zero.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as a primary beneficiary	The primary beneficiary(ies) will receive the GMWB Death Benefit under the Contract. All other rights and benefits under the rider and Contract will terminate.
You are the sole owner	Your spouse is named as a primary beneficiary
Your spouse may
a. continue the Contract with or without this rider as set forth later in this section; or
b. receive the GMWB Death Benefit under the Contract.
All other primary beneficiaries will receive the GMWB Death Benefit under the Contract.
Unless your spouse elects to continue the Contract with this rider, only your spouse’s and beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is not your spouse	Your surviving owner will receive the GMWB Death Benefit under the Contract. All other rights and benefits under the rider and Contract will terminate.
You are a joint owner	The surviving joint owner is your spouse
Your spouse may
a. continue the Contract with or without this rider as set forth later in this section; or
b. receive the GMWB Death Benefit under the Contract.
Unless the surviving spouse owner elects to continue the Contract with this rider, upon your death, only your spouse’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

If...	And...	Then...
The annuitant dies	The owner is not a natural person
The beneficiary(ies) receive the GMWB Death Benefit under the Contract.
If a beneficiary dies before the annuitant, on the annuitant’s death we will make equal payments to the surviving beneficiaries unless the owner provided us with other written instructions. If no beneficiary(ies) survive the annuitant, the GMWB Death Benefit is paid to the owner.
Upon the annuitant’s death, only the beneficiary(ies) right to the GMWB Death Benefit will continue; all other rights and benefits under the Contract will terminate.

NOTE: The “Joint Life” withdrawal option is not available if the owner is not a natural person.

Contract Accumulated Value is Zero
The following table illustrates the various situations and the resulting outcomes if the Contract accumulated value is zero at your death.

If you die and...	And...	Then...
You are the sole owner	You elected the “Single Life” withdrawal option*	All payments stop and all rights and benefits under the Contract terminate.
You are the sole owner	You elected the “Joint Life” withdrawal option*
We will continue payments to the surviving covered life according to the schedule established when you made your election until the date of the surviving covered life’s death.
Upon the surviving covered life’s death, all payments stop and all rights and benefits under the Contract terminate.

You are a joint owner	You elected the “Single Life” withdrawal option*	All payments stop and all rights and benefits under the Contract terminate.
You are a joint owner	You elected the “Joint Life” withdrawal option*
We will continue payments to the surviving covered life according to the schedule established when you made your election until the date of the surviving covered life’s death.
Upon the surviving joint owner’s death, all payments stop and all rights and benefits under the Contract terminate.

* See Effect of the Contract Accumulated Value Reaching Zero above for details regarding election of the For Life withdrawal option.

If...	And...	Then...
The annuitant dies	The owner is not a natural person The owner elected the "Single Life" Withdrawal option	The beneficiary(ies) receive the death benefit under the Contract. All payments stop and all rights and benefits under the Contract terminate.
NOTE:    The “Joint Life” withdrawal option is not available if the owner is not a natural person.
Spousal Continuation of the GMWB Rider
This rider provides that the For Life withdrawal benefit payment may be available in certain situations to an eligible spouse who continues the Contract with the rider.
If you die while this rider is in effect and if your surviving spouse elects to continue the Contract in accordance with its terms, the surviving spouse may also elect to continue this rider if
1.    The Contract accumulated value is greater than zero;
2.    There has not been a previous spousal continuation of the Contract and this rider; and
3.    Your spouse is either
    a.    your primary beneficiary, if you were the sole owner; or
    b.    the surviving joint owner, if there were joint owners.
If your spouse elects to continue the Contract without this rider, this rider and all rights, benefits and charges under this rider will terminate and cannot be reinstated.
NOTE:    Although spousal continuation may be available under federal tax laws for a subsequent spouse, this rider may be continued one time only.

The following tables illustrate the various changes and the resulting outcomes associated with continuation of this rider by an eligible surviving spouse.

If you die and ...	And...	Then...
No withdrawals have been taken since the rider effective date	Your spouse meets the minimum issue age requirement
Your spouse may continue the rider and take withdrawals until the earlier of your spouse's death or the For Life withdrawal benefit base reduces to zero.
For Life withdrawal benefits will automatically be calculated as “Single Life” and your spouse will be the sole covered life. Your spouse may not add a new covered life or elect “Joint Life”.
The For Life withdrawal benefit percentage will be based on your spouse’s age and will lock in at the “Single Life” percentage applicable on the date of your spouse’s first withdrawal.
All other provisions of this rider will continue as in effect on the date of your death.

No withdrawals have been taken since the rider effective date	Your spouse does not meet the minimum issue age requirement	The GMWB rider terminates upon your death. All other provisions of the Contract will continue as in effect on the date of your death.

If you die and ...	And...	And...	Then...
Withdrawals have been taken since the rider effective date	You have locked in “Single Life” withdrawal benefits	----	The GMWB rider terminates upon your death. All other provisions of the Contract will continue as in effect on the date of your death.
Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” withdrawal benefits	Your spouse is the surviving covered life
Your spouse may continue the rider and take For Life withdrawal benefit payments until the earlier of your spouse's death or the For Life withdrawal benefit base reduces to zero.
For Life withdrawal benefits will continue to be calculated as “Joint Life”.
The For Life withdrawal benefit percentage will remain locked in at the “Joint Life” percentage applicable on the date of your first withdrawal and will not be reset to reflect your death.
All other provisions of this rider will continue as in effect on the date of your death.

Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” withdrawal benefits	There is no surviving covered life	The GMWB rider terminates upon your death. All other provisions of the Contract will continue as in effect on the date of your death.
Automatic Portfolio Rebalancing (APR)
For details about this benefit, see 8. GENERAL DESCRIPTION OF THE CONTRACT .
Scheduled Transfers (Dollar Cost Averaging)
For details about this benefit, see 8. GENERAL DESCRIPTION OF THE CONTRACT .
Waiver of Surrender Charge Rider
For details about the waiver of surrender charge rider, see 3. OVERVIEW OF THE CONTRACT .

11. PURCHASES AND CONTRACT VALUE

How to Buy a Contract
If you want to buy a Contract, you must submit an application and make an initial premium payment. If you are buying the Contract to fund a SIMPLE-IRA or SEP, an initial premium payment is not required at the time you send in the application. If the application is complete and the Contract applied for is suitable and meets all other regulatory requirements, the Contract is issued. If the completed application is received in good order, the initial premium payment is credited within two valuation days after the later of receipt of the application or receipt of the initial premium payment at our home office. If the initial premium payment is not credited within five valuation days, it is refunded unless we have received your permission to retain the premium payment until we receive the information necessary to issue the Contract.
The date the Contract is issued is the contract date. The contract date is the date used to determine contract years, regardless of when the Contract is delivered.
Accumulated Value
The accumulated value of your Contract is the total of the Separate Account division value plus the Fixed Account value. The Fixed Account is described in 8. GENERAL DESCRIPTION OF THE CONTRACT.
There is no guaranteed minimum Separate Account division value. The value reflects the investment experience of the divisions that you choose and also reflects your premium payments, partial surrenders, surrender charges, partial annuitizations and the Contract expenses deducted from the Separate Account.
The Separate Account division value changes from day to day. To the extent the accumulated value is allocated to the Separate Account divisions, you bear the investment risk. At the end of any valuation period, your Contract’s value in a division is:
•the number of units you have in a division multiplied by
•the value of a unit in the division.
The number of units is equal to the total units purchased by allocations to the division from:
•your initial premium payment;
•subsequent premium payments;
•exchange credit, if any; and
•transfers from another investment option
minus units sold:
•for partial surrenders and/or partial annuitizations from the division;
•as part of a transfer to another division or the Fixed Account; and
•to pay Contract charges and fees (not deducted as part of the daily unit value calculation).
Unit values are calculated each valuation date at the close of normal trading of the NYSE (generally 4:00 p.m. EST). To calculate the unit value of a division, the unit value from the previous valuation date is multiplied by the division’s net investment factor for the current valuation period. The number of units does not change due to a change in unit value.

The net investment factor measures the performance of each division. The net investment factor for a valuation period is [(a plus b) divided by (c)] minus d where:
a =     the share price (net asset value) of the underlying mutual fund at the end of the valuation period;
b =     the per share amount of any dividend* (or other distribution) made by the mutual fund during the valuation period;
c =     the share price (net asset value) of the underlying mutual fund at the end of the previous valuation period; and
d =     the daily charge for Total Separate Account Annual Expenses and any Riders, if applicable. The daily charge is calculated by dividing the annual amount of these expenses by 365 and multiplying by the number of days in the valuation period.
*    When an investment owned by an underlying mutual fund pays a dividend, the dividend increases the net asset value of a share of the underlying mutual fund as of the date the dividend is recorded. As the net asset value of a share of an underlying mutual fund increases, the unit value of the corresponding division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of units you own in the division.
The Company reserves the right to terminate a Contract and send you the accumulated value if no premiums are paid during two consecutive calendar years and the accumulated value (or total premium payments less partial surrenders and applicable surrender charges) is less than $2,000 unless you have a GMWB rider in force. The Company will first notify you of its intent to exercise this right and give you 60 days to increase the accumulated value to at least $2,000.
Distribution of the Contract
The principal underwriter of the Contract is Principal Securities, Inc. (“PSI”), which is a wholly-owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. PSI’s address is Principal Securities, Inc., 655 9th Street, Des Moines, IA 50392.
12. SURRENDERS AND WITHDRAWALS

This section describes general surrenders and withdrawals (“surrenders”) under your Contract. For information about withdrawals under your GMWB rider, see 10. BENEFITS AVAILABLE UNDER THE CONTRACT .
Surrenders
You may surrender your Contract by providing us notice. Surrender requests may be sent to us at:
Principal Life Insurance Company
PO Box 9382
Des Moines, Iowa 50306-9382
Surrenders result in the redemption of units and your receipt of the value of the redeemed units minus any applicable surrender charge and fees. Surrender values are calculated using the price next determined after we receive your request. Surrenders from the Separate Account are generally paid within seven days of the effective date of the request for surrender (or earlier if required by law). However, certain delays in payment are permitted (see 16. ADDITIONAL INFORMATION ABOUT THE CONTRACT – Delay of Payments ). Surrenders before age 59½ may involve an income tax penalty (see 13. TAXES ).
You may specify surrender allocation percentages with each partial surrender request. If you do not provide us with specific percentages, we will use your premium payment allocation percentages for the partial surrender. Surrenders may be subject to a surrender charge (see 7. CHARGES ).
Free Surrender Amount
The free surrender amount may be surrendered without a surrender charge. This amount is the greater of:
• earnings in the Contract (earnings equal accumulated value less unsurrendered premium payments as of the date of the surrender); or
• 10% of the premium payments, decreased by any partial surrenders and partial annuitizations since the last Contract anniversary.

Any amount not taken under the free surrender amount in a contract year is not added to the amount available under the free surrender amount for any following contract year(s).
Unscheduled partial surrenders of the free surrender amount may be subject to the transaction fee (see 7. CHARGES - Transaction Fee ).
When Surrender Charges Do Not Apply
The surrender charge does not apply to:
• amounts applied under an annuity benefit payment option; or
• payment of any death benefit, however, the surrender charge does apply to premium payments made by a surviving spouse after an owner’s death; or
• amounts distributed to satisfy the minimum distribution requirement of Section 401(a)(9) of the Internal Revenue Code, provided that the amount surrendered does not exceed the minimum distribution amount which would have been calculated based on the value of this Contract alone; or
• an amount transferred from a Contract used to fund an IRA to another annuity contract issued by the Company to fund an IRA of the participant’s spouse when the distribution is made pursuant to a divorce decree.
Total Surrender
•You may surrender the Contract at any time before the annuitization date.
•Surrender values are calculated using the price next determined after we receive your request in good order.
•The cash surrender value is your accumulated value minus any applicable surrender charges and fee(s).
•We reserve the right to require you to return the Contract.
•The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to surrender. A collateral assignment is an agreement under which you assign the annuity benefits to a lender as collateral for a loan. An irrevocable beneficiary is someone whose name cannot be removed from this annuity contract without his or her consent.
Unscheduled Partial Surrender
•You may surrender a part of your accumulated value at any time before the annuitization date.
•You must specify the dollar amount of the surrender (which must be at least $100).
•The surrender is effective at the end of the valuation period during which we receive your written request for surrender.
•The surrender is deducted from your investment options according to your surrender allocation percentages.
•If surrender allocation percentages are not specified, we use your premium payment allocation percentages.
•We surrender units from your investment options to equal the dollar amount of the surrender request plus any applicable surrender charge and transaction fee, if any.
•Your accumulated value after the unscheduled partial surrender must be equal to or greater than $5,000; we reserve the right to increase this amount up to and including $10,000.
•The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to surrender.
Scheduled Partial Surrender
•You may request partial surrenders from any of your investment options on a scheduled basis.
•Your accumulated value must be at least $5,000 when the scheduled partial surrenders begin.
•You may specify monthly, quarterly, semi-annually or annually and choose a surrender date (other than the 29th, 30th or 31st).
•If the selected date is not a valuation date, the partial surrender is completed on the next valuation date.
•All scheduled partial surrenders occurring on the Contract anniversary are reflected in the values for the prior contract year.
•We surrender units from your investment options to equal the dollar amount of the partial surrender request plus any applicable partial surrender charge.
•The partial surrenders continue until your value in the investment option is zero or we receive written notice to stop the partial surrenders.
•The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to partial surrender.

13. TAXES
The following description is a general summary of the tax rules, primarily related to federal income taxes, which in our opinion are currently in effect. These rules are based on laws, regulations and interpretations which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. Federal estate and gift tax considerations, as well as state and local taxes, may also be material. You should consult a tax advisor about the tax implications of taking action under a Contract or related retirement plan.
Taxation of Non-Qualified Contracts
Non-Qualified Contracts
Section 72 of the Internal Revenue Code (Code) governs the income taxation of annuities in general.
•Premium payments made under non-qualified contracts are not excludable or deductible from your gross income or any other person’s gross income.
•An increase in the accumulated value of a non-qualified contract owned by a natural person resulting from the investment performance of the Separate Account is generally not taxable until paid out as surrender proceeds, death benefit proceeds, or otherwise.
•Generally, owners who are non-natural persons (such as a trust, partnership or corporation) are immediately taxed on any increase in the accumulated value unless the non-natural person is acting as an agent for a natural person.
The following discussion applies generally to Contracts owned by natural persons.
•Surrenders or partial surrenders are taxed as ordinary income to the extent of the accumulated income or gain under the Contract.
•The value of the Contract pledged or assigned is taxed as ordinary income to the same extent as a partial surrender.
Annuity benefit payments:
•The basic rule for taxing annuity benefit payments is that part of each annuity benefit payment is considered a nontaxable return of the investment in the Contract and part is considered taxable income. An “exclusion ratio” is applied to each annuity benefit payment to determine how much of the payment is excludable from gross income. The remainder of the annuity benefit payment is includable in gross income for the year received.
•The “investment in the Contract” is generally the total of the premium payments made less any tax-free return of premiums.
•After the investment in the Contract is paid out, the full amount of any annuity benefit payment is taxable.
For purposes of determining the amount of taxable income resulting from distributions, all Contracts and other annuity contracts issued by us or our affiliates to the same owner within the same calendar year are treated as if they are a single contract.
Transfer of ownership may have tax consequences to the owner. For owners who are non-natural persons changing the annuitant may have tax consequences to the owner. Please consult with your tax advisor before changing the owner or annuitant on your Contract.
Required Distributions for Non-Qualified Contracts
In order for a non-qualified contract to be treated as an annuity contract for federal income tax purposes, the Code requires:
•If the person receiving payments dies on or after the annuitization date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of the interest is distributed at least as rapidly as under the method of distribution being used as of the date of that person’s death.
•If you die prior to the annuitization date, the entire interest in the Contract will be distributed:
•within five years after the date of your death; or
•as annuity benefit payments (or similar periodic payments) which begin within one year of your death and which are made over the life of your designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary.
•If the Contract is owned by a trust, corporation or other non-natural person, then the death of the annuitant will be treated as the death of the owner.

Generally, unless the beneficiary elects otherwise, the above requirements are satisfied prior to the annuitization date by paying the death benefit in a single payment, subject to proof of your death. The beneficiary may elect, by written request, to receive an annuity benefit payment option instead of a single payment.
If your designated beneficiary is your surviving spouse, the Contract may be continued with your spouse deemed to be the new owner for purposes of the Code. When the owner receiving payments is not a natural person, the required distributions provided for in the Code apply upon the death of the annuitant.
Early Distribution Penalty
If you take a premature distribution from the Contract, you may incur a 10% income tax penalty on the taxable portion of the distribution, unless the distribution is:
•made on or after you reach age 59½;
•made to a beneficiary on or after your death;
•made upon your disability as defined in the Internal Revenue Code;
•part of a series of substantially equal periodic payments for the life or life expectancy of you or you and your designated beneficiary;
•made under an immediate annuity contract; or
•allocable to contributions made prior to August 14, 1982.
Tax reporting distributions from an annuity contract that is owned by a trust: The Internal Revenue Service (IRS) determined in Private Letter Ruling 202031008 that a non-grantor trust cannot attain age 59 ½, become disabled, or have a life expectancy. Thus, the IRS held that those three exceptions to the 10% penalty are not applicable to distributions from a deferred annuity contract that is owned by a non-grantor trust. Alternatively, the IRS held that a deferred annuity contract owned by a grantor trust can utilize those three exceptions if the grantor qualifies for the exception (for example, the grantor attained age 59 ½ at the time of the distribution). Consult a tax advisor for further information.
Tax-Free Exchanges
Under Section 1035 of the Code, the exchange of one annuity contract for another is not a taxable transaction if the same owner is on each contract in the exchange, but may be reportable to the IRS.
Net Investment Income Tax
The Net Investment Income Tax is imposed at a rate of 3.8% on net investment income for higher tax bracket individuals.
This tax may apply to an individual’s net investment income if the individual’s modified Adjustable Gross Income exceeds $200,000 for a single filer or $250,000 for a married filing jointly filer. The tax applies to income from interest, dividends, annuities, royalties and rents not obtained in a normal trade of business. The tax may also apply to certain trusts and estates with net investment income.
Income from annuities that are part of a qualified retirement plan (as described in the following section) are not treated as investment income for the purpose of this new tax and thus are not subject to the new 3.8% rate but may be includible for purposes of determining whether the applicable Net Investment Income Tax income limits are exceeded.
Taxation of Qualified Contracts
Tax-Qualified Contracts: IRA, SEP, and SIMPLE-IRA
The Contract may be used to fund IRAs, SEPs, and SIMPLE-IRAs.
•IRA – An Individual Retirement Annuity (IRA) is a retirement savings annuity. Contributions grow tax deferred.
•SEP-IRA – SEP stands for Simplified Employee Pension and is a form of IRA. A SEP allows you, as an employer, to provide retirement benefits for your employees by contributing to their IRAs.
•SIMPLE-IRA – SIMPLE stands for Savings Incentive Match Plan for Employees. A SIMPLE-IRA allows employees to save for retirement by deferring salary on a pre-tax basis and receiving predetermined company contributions.

The tax rules applicable to owners, annuitants and other payees vary according to the type of plan and the terms and conditions of the plan itself. In general, premium payments made under a retirement program recognized under the Code are excluded from the participant’s gross income for tax purposes prior to the annuity benefit payment date (subject to applicable state law). The portion, if any, of any premium payment made that is not excluded from their gross income is their investment in the Contract. Aggregate deferrals under all plans at the employee’s option may be subject to limitations.
Tax-qualified retirement arrangements, such as IRAs, SEPs, and SIMPLE-IRAs, are tax-deferred. You derive no additional benefit from the tax deferral feature of the annuity. Consequently, an annuity should be used to fund an IRA, or other tax qualified retirement arrangement to benefit from the annuity’s features other than tax deferral. These features may include guaranteed lifetime income, death benefits without surrender charges, guaranteed caps on fees, and the ability to transfer among investment options without sales or withdrawal charges.
The tax implications of these plans are further discussed in the SAI under the heading Taxation Under Certain Retirement Plans. Check with your tax advisor for the rules which apply to your specific situation.
Premature Distributions
There is a 10% additional penalty tax under the Code on the taxable portion of a “premature distribution” from IRAs, IRA rollovers, SEP-IRAs and SIMPLE-IRAs. The tax penalty is increased to 25% in the case of distributions from SIMPLE-IRAs during the first two years of participation in the SIMPLE IRA. Generally, an amount is a “premature distribution” unless the distribution is:
•made on or after you reach age 59½;
•made to a beneficiary on or after your death;
•made upon your disability as defined in the Internal Revenue Code;
•part of a series of substantially equal periodic payments for the life or life expectancy of you or you and your designated beneficiary;
•made to pay certain deductible medical expenses;
•for health insurance premiums while unemployed;
•for first home purchases (up to $10,000);
•for qualified higher education expenses;
•for qualified disaster tax relief distributions;
•for qualified reservist distributions;
•for amounts levied by the IRS directly against your IRA; or
•a qualified birth or adoption distribution (up to $5,000).
For more information regarding premature distributions, please reference IRS Publication 590-B and consult your tax advisor.
Rollover IRAs
If you receive a lump-sum distribution from a qualified retirement plan, tax-sheltered annuity or governmental 457(b) plan, you may maintain the tax-deferred status of the distribution by rolling it over into an eligible retirement plan or IRA. You can accomplish this by electing a direct rollover from the plan, or you can receive the distribution and roll it over into an eligible retirement plan or IRA within 60 days. However, if you do not elect a direct rollover from the plan, the plan is required to withhold 20% of the taxable portion of the distribution. This amount is sent to the IRS as income tax withholding to be credited against your taxes. Amounts received prior to age 59½ and not rolled over may be subject to an additional 10% penalty tax. You may roll over amounts from a qualified plan directly to a Roth IRA. As part of this rollover, previously taxed deferred funds from the qualified plan are converted to after-tax funds under a Roth IRA. Generally, the entire rollover is taxable (unless it includes after-tax dollars) and is included in gross income in the year of the rollover/conversion. For more information, please consult your tax advisor.
In addition, not more frequently than once every twelve months, an owner may execute one tax-free indirect rollover from one IRA to another, subject to the 60-day limitation. The once-per-year limitation on rollovers does not apply to direct transfers of funds between IRA providers or to Roth IRA conversions. For more information, please consult your tax advisor.

Roth IRAs
The Contract may be purchased to fund a Roth IRA. Contributions to a Roth IRA are not deductible from taxable income. Subject to certain limitations, a traditional IRA, SEP-IRA or SIMPLE-IRA may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free. For more information, please contact your tax advisor.
Required Minimum Distributions for IRAs
The Required Minimum Distribution (RMD) regulations dictate when individuals must start taking payments from their IRA. Generally speaking, RMDs for IRAs must begin no later than April 1 following the close of the calendar year in which you turn 72. Thereafter, the RMD is required no later than December 31 of each calendar year.
The RMD rules apply to traditional IRAs, as well as SEP-IRAs and SIMPLE-IRAs, during the lifetime and after the death of IRA owners. They do not, however, apply to Roth IRAs during the lifetime of the Roth IRA owner. If an individual owns more than one IRA, the RMD amount must be determined for each, but the actual distribution can be satisfied from a combination of one or more of the owner's IRAs. Roth IRAs may not be aggregated with other IRAs, but may be aggregated with other Roth IRAs.
NOTE:    Contractual limitations exist that may limit the ability to satisfy an individual's multiple RMD obligations via this annuity. For details, see 10. BENEFITS AVAILABLE UNDER THE CONTRACT - Required Minimum Distribution (RMD) Program for GMWB Riders.
Failure to comply with the RMD rules can result in tax penalty of 50% on the amount by which the RMD in any year exceeds the amount actually distributed in that year.
Withholding
Annuity benefit payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.
Notwithstanding the recipient’s election, withholding may be required on payments delivered outside the United States. Moreover, special withholding rules may require us to disregard the recipient’s election if the recipient fails to supply us with a taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies us that the taxpayer identification number provided by the recipient is incorrect.
14. LEGAL PROCEEDINGS
There are no legal proceedings pending for which the following would be adversely affected in a material way: Separate Account B, the Company; the principal underwriter; or depositor.
15. FINANCIAL STATEMENTS
The consolidated financial statements of Principal Life Insurance Company that are included in the SAI should be considered only as they relate to our ability to meet our obligations under the Contract. They do not relate to the investment performance of the assets held in Separate Account B.
16.    ADDITIONAL INFORMATION ABOUT THE CONTRACT
The Contract
The entire Contract is made up of the Contract, amendments, riders and endorsements and data page. Only our corporate officers can agree to change or waive any provisions of a Contract. Any change or waiver must be in writing and signed by an officer of the Company.
Delay of Payments
Surrendered amounts are generally disbursed within seven calendar days after we receive your instruction for a surrender in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon total or partial surrender, death, annuitization of the accumulated value or the transfer to or from a division may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940 (as amended).

The right to sell shares may be suspended during any period when:
•trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays; or
•an emergency exists, as determined by the SEC, as a result of which:
•disposal by a mutual fund of securities owned by it is not reasonably practicable;
•it is not reasonably practicable for a mutual fund to fairly determine the value of its net assets; or
•the SEC permits suspension for the protection of security holders.
If payments are delayed the transfer will be processed on the first valuation date following the expiration of the permitted delay unless we receive your written instructions to cancel your surrender, annuitization, or transfer. Your written instruction must be received in the home office prior to the expiration of the permitted delay. The transaction will be completed within seven business days following the expiration of a permitted delay.
In addition, we reserve the right to defer payment of that portion of your accumulated value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 business days) to allow the check to clear the banking system.
We also may defer payment of surrender proceeds payable out of the Fixed Account for a period of up to six months.
Misstatement of Age or Gender
If the age or, where applicable, gender of the annuitant has been misstated, we adjust the annuity benefit payment under your Contract to reflect the amount that would have been payable at the correct age and gender. If we make any overpayment because of incorrect information about age or gender, or any error or miscalculation, we deduct the overpayment from the next payment or payments due. Underpayments are added to the next payment.
Assignment
If your Contract is part of your qualified plan, IRA, SEP, or SIMPLE-IRA, you may not assign ownership.
You may assign ownership of your non-qualified contract. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We assume no responsibility for the validity of any assignment. An assignment or pledge of a Contract may have adverse tax consequences.
An assignment must be made in writing and filed with us at our home office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your rights, as well as those of the annuitant and beneficiary, are subject to any assignment on file with us. Any amount paid to an assignee is treated as a partial surrender and is paid in a single payment.
The Company may refuse any assignment or transfer at any time on a non-discriminatory basis and may refuse any assignment where it believes such assignment may cause the development of a trading market.
If your Contract has a GMWB rider in force, an assignment of the Contract shall be deemed a request for a change in a covered life. If the change in covered life is not permissible under this rider, the rider will be terminated as of the date of the assignment. See 10 . BENEFITS AVAILABLE UNDER THE CONTRACT .
Contract Termination
We reserve the right to terminate the Contract and make a single payment (without imposing any charges) to you if your accumulated value at the end of the accumulation period is less than $2,000 unless you have the GMWB rider in force. Before the Contract is terminated, we will send you a notice giving you 60 days to increase the accumulated value to $2,000. Termination of the Contracts will not unfairly discriminate against any owner.
Reinstatement
Reinstatement is only available for full surrender of your Contract. You cannot reinstate a partial surrender or partial annuitization; if you return either of these amounts, they will be considered new premium payments.

If you have requested to replace this Contract with an annuity contract from another company and want to reinstate this Contract, the following apply:
•we reinstate the Contract effective on the original surrender date;
•we apply the amount received from the other company (“reinstatement amount”) and the amount of the surrender charge you paid when you surrendered the Contract;
•these amounts are priced on the valuation date the money from the other company is received by us;
•commissions are not paid on the reinstated amounts; and
•new data page is sent to your address of record.
If a GMWB rider was in force at the time of surrender, rider fees will apply for the period between the date you requested termination and the date your Contract was reinstated.
If a GMWB rider was in force at the time of surrender, rider benefits will be adjusted when the amount originally surrendered differs from the reinstated amount.
Reports
We will mail to you a statement, along with any reports required by state law, of your current accumulated value at least once per year prior to the annuitization date. After the annuitization date, any reports will be mailed to the person receiving the annuity benefit payments.
Quarterly statements reflect purchases and redemptions occurring during the quarter as well as the balance of units owned and accumulated values.
Telephone and Internet Services
If you elect telephone services or you elect internet services and satisfy our internet service requirements (which are designed to ensure compliance with federal UETA and E-SIGN laws), instructions for the following transactions may be given to us via the telephone or internet:
•make premium payment allocation changes;
•set up Dollar Cost Averaging (DCA) scheduled transfers; and
•make transfers.
Neither the Company nor the Separate Account is responsible for the authenticity of telephone service or internet transaction requests. We reserve the right to refuse telephone service or internet transaction requests. You are liable for a loss resulting from a fraudulent telephone or internet order that we reasonably believe is genuine. We follow procedures in an attempt to assure genuine telephone service or internet transactions. If these procedures are not followed, we may be liable for loss caused by unauthorized or fraudulent transactions. The procedures may include recording telephone service transactions, requesting personal identification (for example, name, address, security phrase, password, daytime telephone number, or birth date) and sending written confirmation to your address of record.
Instructions received via our telephone services and/or the internet are binding on both owners if the Contract is jointly owned.
If the Contract is owned by a business entity or a trust, an authorized individual (with the proper password) may use telephone and/or internet services. Instructions provided by the authorized individual are binding on the owner.
We reserve the right to modify or terminate telephone service or internet transaction procedures at any time. Whenever reasonably feasible, we will provide you with prior notice (by mail or by email, if previously authorized by you) if we modify or terminate telephone service or internet transaction procedures. In some instances, it may not be reasonably feasible to provide prior notice if we modify or terminate telephone service or internet transaction procedures; however, any modification or termination will apply to all Contract owners in a non-discriminatory fashion.
Telephone Services
Telephone services are available to you. Telephone services may be declined on the application or at any later date by providing us with written notice. You may also elect telephone authorization for your registered representative by providing us written notice.

If you elect telephone privileges, instructions
•may be given by calling us at 1-800-852-4450 while we are open for business (generally, between 8 a.m. and 6 p.m. Eastern Time on any day that the NYSE is open).
•that are in good order and received by us before the close of a valuation period will receive the price next determined (the value as of the close of that valuation period).
•that are in good order and received by us after the close of a valuation period will receive the price next determined (the value as of the close of the next valuation period).
•that are not in good order when received by us will be effective the next valuation date that we receive good order instructions.
Internet
Internet services are available to you if you register for a secure login on the Principal Financial Group web site, www.principal.com. You may also elect internet authorization for your registered representative by providing us written notice.
If you register for internet privileges, instructions
•that are in good order and received by us before the close of a valuation period will receive the price next determined (the value as of the close of that valuation period).
•that are in good order and received by us after the close of a valuation period will receive the price next determined (the value as of the close of the next valuation period).
•that are not in good order when received by us will be effective the next valuation day that we receive good order instructions.
Important Information About Customer Identification Procedures
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who applies for a Contract. When you apply for a Contract, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver’s license or other identifying documents.
If concerns arise with verification of your identification, no transactions will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your original premium payment, the Contract will be terminated and any value surrendered in accordance with normal redemption procedures. We will not suspend your right of full redemption or postpone the date of payment upon redemption except as permitted by Section 22(e) of the Investment Act of 1940 or as amended.
We do not knowingly sell annuities that are for the benefit of a business/organization that is illegal under Federal and/or State law (such as a marijuana clinic), or a person who owns or receives income from such an entity or whose source of funds is illegal.
Performance Calculation
The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the hypothetical performance of its divisions for this Contract as if the Contract had been issued on or after the date the underlying mutual fund in which the division invests was first offered. The hypothetical performance from the date of the inception of the underlying mutual fund in which the division invests is calculated by reducing the actual performance of the underlying mutual fund by the fees and charges of this Contract as if it had been in existence.
The yield and total return figures described below vary depending upon market conditions, composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance. For further information on how the Separate Account calculates yield and total return figures, see the SAI.

From time to time the Separate Account advertises its Money Market division’s “yield” and “effective yield” for these Contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated by an investment in the division over a 7-day period (which period is stated in the advertisement). This income is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The “effective yield” is slightly higher than the “yield” because of the compounding effect of the assumed reinvestment.
The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable accumulated value.
The Underlying Mutual Funds
The underlying mutual funds are registered under the Investment Company Act of 1940 as open-end investment management companies. The underlying mutual funds provide the investment vehicles for the Separate Account.
We purchase and sell shares of the underlying mutual fund for the Separate Account at their net asset value. Shares represent interests in the underlying mutual fund available for investment by the Separate Account. Each underlying mutual fund corresponds to one of the divisions. The assets of each division are separate from the others. A division’s performance has no effect on the investment performance of any other division.
The underlying mutual funds are NOT available to the general public directly. The underlying mutual funds are available only as investment options in variable life insurance policies and/or variable annuity contracts issued by life insurance companies and qualified plans. Some of the underlying mutual funds have been established by investment advisers that manage publicly available mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the underlying mutual funds are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of any underlying mutual fund may differ substantially from the investment performance of a publicly available mutual fund.
Legal Opinions
Legal matters applicable to the issue and sale of the Contracts, including our right to issue Contracts under Iowa Insurance Law, have been passed upon by Doug Hodgson, Counsel.
Other Variable Annuity Contracts
The Company currently offers other variable annuity contracts that participate in Separate Account B. In the future, we may designate additional group or individual variable annuity contracts as participating in Separate Account B.
Householding
To avoid sending duplicate copies of materials to owners, only one copy of the applicable prospectus will be mailed to owners having the same name and address on our records. The consolidation of these mailings, called householding, benefits us through reduced mailing expense. If you want to receive multiple copies of these materials, you may call us at 1-800-852-4450. You may also notify us in writing. Individual copies of prospectuses and reports will be sent to you within thirty (30) days after we receive your request to stop householding.

Payments to Financial Intermediaries
The Company pays compensation to broker-dealers, financial institutions, and other parties (“Financial Intermediaries”) for the sale of the Contract according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Contract. The Company and/or its affiliates may also pay other amounts (“Additional Payments”) that include, but are not limited to, marketing allowances, expense reimbursements, and educational payments. These Additional Payments are designed to provide incentives for the sale of the Contracts as well as other products sold by the Company and may influence the Financial Intermediaries or their registered representatives to recommend the purchase of this Contract over competing annuity contracts or other investment products. You may ask your registered representative about these differing and divergent interests, how your registered representative is personally compensated, and how your registered representative’s broker-dealer is compensated for soliciting applications for the Contract.
We and/or our affiliates provide services to and/or funding vehicles for welfare benefit plans, retirement plans and employer sponsored benefits. We and our affiliates may pay a bonus or other consideration or incentive to brokers or dealers:
•if a participant in such a welfare benefit or retirement plan or an employee covered under an employer sponsored benefit purchases an individual product with the assistance of a registered representative of an affiliate of ours;
•if a participant in such a retirement plan establishes a rollover individual retirement account with the assistance of a registered representative of an affiliate of ours;
•if the broker or dealer sold the funding vehicle the welfare benefit or retirement plan or employer sponsored benefit utilizes; or
•based on the broker's or dealer's relationship to the welfare benefit or retirement plan or employer sponsored benefit.
The broker or dealer may pay to its financial professionals some or all of the amounts we pay to the broker or dealer.
Conflicts of Interest Related to Underlying Mutual Funds
Compensation and Underlying Mutual Fund Selection
When selecting the underlying mutual funds, we consider each such fund’s investment strategy, asset class, manager’s reputation, and performance. We also consider the amount of compensation that we receive from the underlying mutual funds, their advisers, sub-advisers, or their distributors, which can be significant. Additionally, we offer certain underlying mutual funds at least in part because they are managed by an affiliate.
Compensation We Receive from Underlying Mutual Funds
The Company and certain of our affiliates receive compensation from certain underlying mutual funds pursuant to Rule 12b-1 under the 1940 Act. This compensation is paid out of an underlying mutual fund’s assets and is as much as 0.25% of the average net assets of an underlying mutual fund that are attributable to the variable life insurance products issued by us and our affiliates that offer the particular fund (the Company’s variable contracts). An investment in an underlying mutual fund with a 12b-1 fee will increase the cost of your investment.
Compensation We Receive from Underlying Mutual Fund Advisors
We and certain of our affiliates also receive compensation from the advisers and sub-advisers to some of the underlying mutual funds. We use this compensation for such purposes as paying expenses that we incur in promoting, issuing, distributing and administering the Contract and providing services on behalf of the underlying mutual funds in our role as intermediary. Some advisers and sub-advisers pay us more than others; some advisers and sub-advisers do not pay us any such compensation. Such compensation is not reflected in an underlying mutual fund's expenses in cases where it is not paid directly out of such fund’s assets, or if it is derived, in whole or in part, from the advisory fee deducted from fund assets. Owners, through their indirect investment in the underlying mutual funds, bear the costs of these advisory fees.

Other Conflicts of Interest
The underlying mutual funds are available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the separate account and other separate accounts of the Company. Although we do not anticipate any disadvantages to these arrangements, it is possible that a material conflict may arise between the interests of the separate account and one or more of the other separate accounts participating in the underlying mutual funds. A conflict may occur, for example, as a result of a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the owners and payees and those of other insurance companies, or some other reason. In the event of a conflict of interest, we will take steps necessary to protect owners and payees, including withdrawing the Separate Account from participation in the underlying mutual funds involved in the conflict or substituting shares of other funds.
Mutual Fund Diversification
The United States Treasury Department has adopted regulations under Section 817(h) of the Internal Revenue Code which establishes standards of diversification for the investments underlying mutual funds available under this Contract. Under this Internal Revenue Code Section, separate account investments must be adequately diversified in order for the increase in the value of non-qualified contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each underlying mutual fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Failure of an underlying mutual fund to meet the diversification requirements could result in tax liability to non-qualified contract holders.
The investment opportunities of the underlying mutual funds could conceivably be limited by adhering to the above diversification requirements. This would affect all owners, including owners of contracts for whom diversification is not a requirement for tax-deferred treatment.
State Regulation
The Company is subject to the laws of the State of Iowa governing insurance companies and to regulation by the Iowa Insurance Division. An annual statement in a prescribed form must be filed by March 1 in each year covering our operations for the preceding year and our financial condition on December 31 of the prior contract year. Our books and assets are subject to examination by the Commissioner of Insurance of the State of Iowa, or the Commissioner’s representatives, at all times. A full examination of our operations is conducted periodically by the National Association of Insurance Commissioners. Iowa law and regulations also prescribe permissible investments, but this does not involve supervision of the investment management or policy of the Company.
In addition, we are subject to the insurance laws and regulations of other states and jurisdictions where we are licensed to operate. Generally, the insurance departments of these states and jurisdictions apply the laws of the state of domicile in determining the field of permissible investments.
Independent Registered Public Accounting Firm
The financial statements of Principal Life Insurance Company Separate Account B and the consolidated financial statements of Principal Life Insurance Company are included in the SAI. Those statements have been audited by Ernst & Young, LLP, independent registered public accounting firm, 801 Grand Avenue, Suite 3100, Des Moines, IA 50309, for the periods indicated in their reports which also appear in the SAI.

17. REGISTRATION STATEMENT AND SAI

This prospectus (Part A of the registration statement) omits some information contained in the Statement of Additional Information (the “SAI”) (Part B of the registration statement) and Part C of the registration statement, which the Company has filed with the SEC. The SAI is hereby incorporated by reference into this prospectus.
The SAI includes additional information about the Company and is available, without charge, upon request. To obtain a copy of the SAI free of charge, contact your financial professional or write or telephone:

Principal Securities, Inc.
a company of
the Principal Financial Group
Des Moines, IA 50392-2080
Telephone: 1-800-852-4450

You also may obtain a free copy of the SAI by writing to Principal ® Lifetime Income Solutions Variable Annuity, Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382. The SAI and other information also are available on the Company’s website (www.principal.com) or by email request (annuityinternet@principal.com). You can also visit the SEC’s website at www.sec.gov, which contains the SAI and other reports. Lastly, copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

The name of the Contract is Principal ® Lifetime Income Solutions Variable Annuity. The registration numbers for the Contract are 333-171650 and 811-02091.

APPENDIX A

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The following is a list of investment options available under the Contract. To obtain underlying mutual fund statutory and summary prospectuses, you can visit www.principal.com/LifeIncomeVAReport, call 1-800-852-4450, or send a request to annuityinternet@principal.com.
The expense and performance information below reflects fees and expenses of the underlying mutual funds but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.

Type	Portfolio (4) Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Asset Allocation	Principal VCF Diversified Balanced Account (1)(2)(3) – Class 2 Principal Management Corporation	0.49%	10.83%	9.70%	8.51%
Asset Allocation	Principal VCF Diversified Balanced Managed Volatility Account (1)(2) – Class 2 Principal Management Corporation	0.57%	9.94%	9.21%
Asset Allocation	Principal VCF Diversified Growth Account (1)(2)(3) – Class 2 Principal Management Corporation	0.51%	14.79%	11.53%	10.26%
Asset Allocation	Principal VCF Diversified Growth Managed Volatility Account (1)(2) – Class 2 Principal Management Corporation	0.60%	13.70%	10.93%
Asset Allocation	Principal VCF Diversified Income Account (1)(2) – Class 2 Principal Management Corporation	0.47%	6.96%	7.80%
(1) This underlying mutual fund is a fund of funds. The fund of funds expenses may be higher than other fund types because the expenses of the selected fund include the expenses of the funds it holds.
(2) This underlying mutual fund pays 12b-1 fees to PSI.
(3) Effective December 1, 2013, this account is not available to customers with an application signature date on or after December 1, 2013
(4) In California, we allocate initial premium payments to the Fidelity VIP Government Money Market Division during the examination offer period unless you elect to immediately invest in the allocations you selected. This division is not available under the Contract at any other time or in any other state.

Appendix A – Investment Options Available     66
Under the Contract

APPENDIX B — GMWB EXAMPLES (for applications signed on or after August 1, 2015)
For applications signed before August 1, 2015, refer to Appendix C for GMWB examples.
These examples have been provided to assist you in understanding the various features of the GMWB rider and to demonstrate how premium payments received and withdrawals taken from the Contract affect the values and benefits under the GMWB rider. These examples are based on certain hypothetical assumptions and are for illustrative purposes only. These examples are not intended to serve as projections of future investment returns.
NOTE:    The owner’s actions determine the benefits received.
NOTE:    For the purpose of the following examples, a partial annuitization has the same effect as a partial surrender and both are referred to as a withdrawal in the following examples.
Examples Without Excess Withdrawals (Examples 1-5)
The examples without excess withdrawals assume the following:
•the client is age 62 and the client’s spouse is age 60 on the rider effective date.
•initial premium payment = $100,000.
•the withdrawal benefit base prior to partial surrender = $100,000.
•“Single Life” For Life (4.50%) withdrawal benefit payment = $4,500.
•“Joint Life” For Life (4.00%) withdrawal benefit payment = $4,000.
Example 1
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the client has not made a For Life withdrawal benefit payment election, we automatically calculate the For Life withdrawal benefit payment as “Single Life”.
On the first Contract anniversary:
•a 5% GMWB bonus is credited to the withdrawal benefit base. The credit is $100,000 x 0.05 = $5,000.
•there is no GMWB Step-Up because the withdrawal benefit base after the bonus is credited is larger than the Contract’s accumulated value.
•the new withdrawal benefit base is $100,000 + 5,000 = $105,000;
•the new withdrawal benefit payment is $105,000 x 0.0450 = $4,725.
Example 2
In contract year one:
•no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the client has not made a For Life withdrawal benefit payment election, we automatically calculate the For Life withdrawal benefit payment as “Single Life”.
•the client makes a premium payment of $50,000.
On the first Contract anniversary:
•a 5% GMWB bonus is credited to the withdrawal benefit base. The credit is ($100,000 + $50,000) x 0.05 = $7,500.
•there is no GMWB Step-Up because the withdrawal benefit base after the bonus is credited is larger than the Contract’s accumulated value.
•the new withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500;
•the new withdrawal benefit payment is $157,500 x 0.0450 = $7,087.50.
Example 3
In contract year one, the client elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,000. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.00%.
On the first Contract anniversary:
•Since a withdrawal was taken in contract year one, no GMWB bonus is credited.
•there is no GMWB Step-Up because the withdrawal benefit base is larger than the Contract’s accumulated value.
•the withdrawal benefit base remains the same ($100,000);
•the withdrawal benefit payment for the next contract year remains the same ($100,000 x 0.0400 = $4,000).
Appendix B – GMWB Examples (for applications signed     67
on or after August 1, 2015)

Example 4
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the client has not made a For Life withdrawal benefit payment election, we automatically calculate the For Life withdrawal benefit payment as “Single Life”.
On the first Contract anniversary:
•a 5% GMWB bonus is credited to the withdrawal benefit base. The credit is $100,000 x 0.05 = $5,000.
•there is no GMWB Step-Up because the withdrawal benefit base after the bonus is credited is larger than the Contract’s accumulated value.
•the new withdrawal benefit base is $100,000 + 5,000 = $105,000;
•the new withdrawal benefit payment is $105,000 x 0.0450 = $4,725.
In contract year two, the client elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,200. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.00%.
On the second Contract anniversary:
•Since a withdrawal was taken in contract year two, no GMWB bonus is credited.
•there is no GMWB Step-Up because the withdrawal benefit base is larger than the Contract’s accumulated value.
•the withdrawal benefit base remains the same ($105,000);
•the withdrawal benefit payment for the next contract year is $105,000 x 0.0400 = $4,200.
In contract year three, no withdrawals are taken. The “Joint Life” For Life withdrawal benefit payment percentage remains locked-in at 4.00%.
On the third Contract anniversary:
•Since a withdrawal was taken in contract year two, no GMWB bonus is credited.
•there is no GMWB Step-Up because the withdrawal benefit base is larger than the Contract’s accumulated value.
•the withdrawal benefit base remains the same ($105,000);
•the withdrawal benefit payment for the next contract year remains the same ($105,000 x 0.0400 = $4,200).
Example 5
The client elects the “Single Life” For Life withdrawal benefit payment, and in each of the first two contract years, takes a withdrawal of $4,500. Assume there is no GMWB Step-Up on the first Contract anniversary. On the 2nd Contract anniversary, the client will receive a GMWB Step-Up if the Contract’s accumulated value is greater than the withdrawal benefit base.

If the accumulated value on the second contract anniversary is:	$95,000	$110,000
For Life (“Single Life”)
Prior to step-up
Withdrawal benefit base	$100,000	$100,000
Withdrawal benefit payment	$100,000 x 0.0450 = $4,500	$100,000 x 0.0450 = $4,500
After step-up
Withdrawal benefit base	$100,000	$110,000
Withdrawal benefit payment	$100,000 x 0.0450 = $4,500	$110,000 x 0.0450 = $4,950
Examples With Excess Withdrawals (Examples 6-7)
The excess withdrawal examples assume the following:
•the client is age 62 and elected “Single Life” For Life withdrawal benefit payments at the first withdrawal and therefore, locks-in the “Single Life” For Life withdrawal benefit payment percentage at 4.50%.
•the initial premium payment is $100,000
•the withdrawal benefit base prior to partial surrender = $100,000
•“Single Life” For Life (4.50%) withdrawal benefit payment = $4,500
•Withdrawal taken = $8,000
•excess amount is $3,500
Appendix B – GMWB Examples (for applications signed     68
on or after August 1, 2015)

Example 6
In this example, assume the accumulated value prior to the withdrawal is $90,000.
Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.
The amount of the adjustment* is $4,093.57. The new For Life withdrawal benefit base is $100,000 - $4,093.57 = $95,906.43.
*    The amount of the adjustment for the excess withdrawal is the greater of a or b where:
a    =    $3,500 (the amount of the excess withdrawal); and
b    =    $4,093.57 (the result of (1 divided by 2) multiplied by 3) where:
1    =    the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment remaining prior to the withdrawal ($3,500);
2    =    the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $4,500); and
3    =    the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
Withdrawal Benefit Payment Calculation (for the next Contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 4.50%.
The new “Single Life” For Life withdrawal benefit payment is $95,906.43 x 0.0450 = $4,315.79.
Example 7
In this example, assume the accumulated value prior to the withdrawal is $110,000.
Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.
The amount of the adjustment* is $3,500 (the amount of the excess withdrawal). The new For Life withdrawal benefit base is $100,000 - $3,500 = $96,500.
*    The amount of the adjustment for the excess withdrawal is the greater of a or b where:
a    =    $3,500 (the amount of the excess withdrawal); and
b    =    $3,317.54 (the result of (1 divided by 2) multiplied by 3) where:
1    =    the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment available prior to the withdrawal ($3,500);
2    =    the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $4,500); and
3    =    the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
Withdrawal Benefit Payment Calculation (for the next Contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 4.50%.
The new “Single Life” For Life withdrawal benefit payment is $96,500 x 0.0450 = $4,342.50.
Appendix B – GMWB Examples (for applications signed     69
on or after August 1, 2015)

APPENDIX C — GMWB EXAMPLES (for applications signed before August 1, 2015)
These examples have been provided to assist you in understanding the various features of the GMWB rider and to demonstrate how premium payments received and withdrawals taken from the Contract affect the values and benefits under the GMWB rider. These examples are based on certain hypothetical assumptions and are for illustrative purposes only. These examples are not intended to serve as projections of future investment returns.
NOTE:    The owner’s actions determine the benefits received.
NOTE:    For the purpose of the following examples, a partial annuitization has the same effect as a partial surrender and both are referred to as a withdrawal in the following examples.
Examples Without Excess Withdrawals (Examples 1-5)
The examples without excess withdrawals assume the following:
•the client is age 62 and the client’s spouse is age 60 on the rider effective date.
•initial premium payment = $100,000.
•the withdrawal benefit base prior to partial surrender = $100,000.
•“Single Life” For Life (5.00%) withdrawal benefit payment = $5,000.
•“Joint Life” For Life (4.50%) withdrawal benefit payment = $4,500.
Example 1
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the client has not made a For Life withdrawal benefit payment election, we automatically calculate the For Life withdrawal benefit payment as “Single Life”.
On the first Contract anniversary:
•a 5% GMWB bonus is credited to the withdrawal benefit base. The credit is $100,000 x 0.05 = $5,000.
•there is no GMWB Step-Up because the withdrawal benefit base after the bonus is credited is larger than the Contract’s accumulated value.
•the new withdrawal benefit base is $100,000 + 5,000 = $105,000;
•the new withdrawal benefit payment is $105,000 x 0.05 = $5,250.
Example 2
In contract year one:
•no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the client has not made a For Life withdrawal benefit payment election, we automatically calculate the For Life withdrawal benefit payment as “Single Life”.
•the client makes a premium payment of $50,000.
On the first Contract anniversary:
•a 5% GMWB bonus is credited to the withdrawal benefit base. The credit is ($100,000 + $50,000) x 0.05 = $7,500.
•there is no GMWB Step-Up because the withdrawal benefit base after the bonus is credited is larger than the Contract’s accumulated value.
•the new withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500;
•the new withdrawal benefit payment is $157,500 x 0.05 = $7,875.
Example 3
In contract year one, the client elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,500. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.50%.
On the first Contract anniversary:
•Since a withdrawal was taken in contract year one, no GMWB bonus is credited.
•there is no GMWB Step-Up because the withdrawal benefit base is larger than the Contract’s accumulated value.
•the withdrawal benefit base remains the same ($100,000);
•the withdrawal benefit payment for the next contract year remains the same ($100,000 x 0.0450 = $4,500).
Appendix C – GMWB Examples (for applications signed     70
before August 1, 2015)

Example 4
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the client has not made a For Life withdrawal benefit payment election, we automatically calculate the For Life withdrawal benefit payment as “Single Life”.
On the first Contract anniversary:
•a 5% GMWB bonus is credited to the withdrawal benefit base. The credit is $100,000 x 0.05 = $5,000.
•there is no GMWB Step-Up because the withdrawal benefit base after the bonus is credited is larger than the Contract’s accumulated value.
•the new withdrawal benefit base is $100,000 + 5,000 = $105,000;
•the new withdrawal benefit payment is $105,000 x 0.05 = $5,250.
In contract year two, the client elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,500. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.50%.
On the second Contract anniversary:
•Since a withdrawal was taken in contract year two, no GMWB bonus is credited.
•there is no GMWB Step-Up because the withdrawal benefit base is larger than the Contract’s accumulated value.
•the withdrawal benefit base remains the same ($105,000);
•the withdrawal benefit payment for the next contract year is $105,000 x 0.0450 = $4,725.
In contract year three, no withdrawals are taken. The “Joint Life” For Life withdrawal benefit payment percentage remains locked-in at 4.50%.
On the third Contract anniversary:
•Since a withdrawal was taken in contract year two, no GMWB bonus is credited.
•there is no GMWB Step-Up because the withdrawal benefit base is larger than the Contract’s accumulated value.
•the withdrawal benefit base remains the same ($105,000);
•the withdrawal benefit payment for the next contract year remains the same ($105,000 x 0.0450 = $4,725).
Example 5
The client elects the “Single Life” For Life withdrawal benefit payment, and in each of the first two contract years, takes a withdrawal of $5,000. Assume there is no GMWB Step-Up on the first Contract anniversary. On the 2nd Contract anniversary, the client will receive a GMWB Step-Up if the Contract’s accumulated value is greater than the withdrawal benefit base.

If the accumulated value on the second contract anniversary is:	$95,000	$110,000
For Life (“Single Life”)
Prior to step-up
Withdrawal benefit base	$100,000	$100,000
Withdrawal benefit payment	$100,000 x 0.05 = $5,000	$100,000 x 0.05 = $5,000
After step-up
Withdrawal benefit base	$100,000	$110,000
Withdrawal benefit payment	$100,000 x 0.05 = $5,000	$110,000 x 0.05 = $5,500
Examples With Excess Withdrawals (Examples 6-7)
The excess withdrawal examples assume the following:
•the client is age 62 and elected “Single Life” For Life withdrawal benefit payments at the first withdrawal and therefore, locks-in the “Single Life” For Life withdrawal benefit payment percentage at 5.00%.
•the initial premium payment is $100,000
•the withdrawal benefit base prior to partial surrender = $100,000
•“Single Life” For Life (5.00%) withdrawal benefit payment = $5,000
•Withdrawal taken = $8,000
•excess amount is $3,000
Appendix C – GMWB Examples (for applications signed     71
before August 1, 2015)

Example 6
In this example, assume the accumulated value prior to the withdrawal is $90,000.
Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.
The amount of the adjustment* is $3,529.41. The new For Life withdrawal benefit base is $100,000 - $3,529.41 = $96,470.59.
*    The amount of the adjustment for the excess withdrawal is the greater of a or b where:
a    =    $3,000 (the amount of the excess withdrawal); and
b    =    $3,529.41 (the result of (1 divided by 2) multiplied by 3) where:
1    =    the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment remaining prior to the withdrawal ($3,000);
2    =    the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and
3    =    the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
Withdrawal Benefit Payment Calculation (for the next Contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 5%.
The new “Single Life” For Life withdrawal benefit payment is $96,470.59 x 0.05 = $4,823.53.
Example 7
In this example, assume the accumulated value prior to the withdrawal is $110,000.
Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.
The amount of the adjustment* is $3,000 (the amount of the excess withdrawal). The new For Life withdrawal benefit base is $100,000 - $3,000 = $97,000.
*    The amount of the adjustment for the excess withdrawal is the greater of a or b where:
a    =    $3,000 (the amount of the excess withdrawal); and
b    =    $2,857.14 (the result of (1 divided by 2) multiplied by 3) where:
1    =    the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment available prior to the withdrawal ($3,000);
2    =    the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $5,000); and
3    =    the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
Withdrawal Benefit Payment Calculation (for the next Contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 5.00%.
The new “Single Life” For Life withdrawal benefit payment is $97,000 x 0.05 = $4,850.
Appendix C – GMWB Examples (for applications signed     72
before August 1, 2015)

APPENDIX D – GMWB DEATH BENEFIT EXAMPLES
These examples have been provided to assist you in understanding the GMWB Death Benefit and to demonstrate how premium payments received and withdrawals taken from the Contract affect the GMWB Death Benefit. These examples are based on certain hypothetical assumptions and are for illustrative purposes only. These examples are not intended to serve as projections of future investment returns.
NOTE:    The owner’s actions determine the benefits received.
NOTE:    For the purpose of the following examples, a partial annuitization has the same effect as a partial surrender and both are referred to as a withdrawal in the following examples.
Withdrawals impact the GMWB Death Benefit as follows:
•A withdrawal that is not a "For Life" Excess Withdrawal will reduce the GMWB Death Benefit by the amount of the withdrawal. Then, each "For Life" Excess Withdrawal will proportionately reduce the GMWB Death Benefit.
•A withdrawal up to the RMD amount under the RMD Program for GMWB Riders is not considered an excess withdrawal and will reduce the GMWB Death Benefit by the amount of the withdrawal.
NOTE:    The numbers used in the examples below are hypothetical only and are intended to illustrate how the death benefit is calculated. The available For Life withdrawal benefit payment is determined by multiplying the For Life withdrawal benefit base by the For Life withdrawal benefit payment percentage and then subtracting any previous withdrawals taken within that contract year.

Example 1
Contract issue date = September 1
Initial premium payment = $100,000
Available For Life withdrawal benefit payment = $4,000
Additional premium payments = $0
Withdrawals = $0
On the contract anniversary in the following calendar year, assume the Contract accumulated value is $90,000.
The GMWB Death Benefit is the greatest of 1, 2, and 3 below.
1.$90,000 = accumulated value
2.$100,000 = $100,000 - $0 = total premium payments minus each withdrawal taken
3.N/A – Contract has not reached 7th Contract anniversary
The GMWB Death Benefit on the first contract anniversary is $100,000.
Example 2
Contract issue date = August 15
Initial premium payment = $100,000
Available For Life withdrawal benefit payment = $4,000
Additional premium payment received on October 3 of the same calendar year = $25,000
Withdrawals = $0
On the contract anniversary in the following calendar year, assume the Contract accumulated value is $160,000.
The GMWB Death Benefit is the greatest of 1, 2, and 3 below.
1.$160,000 = accumulated value
2.$125,000 = $100,000 + $25,000 - $0 = total premium payments minus each withdrawal taken
3.N/A – Contract has not reached 7th Contract anniversary
The GMWB Death Benefit on the first contract anniversary is $160,000.
Appendix D – GMWB Death Benefit Examples    73

Example 3
Contract issue date = August 31
Initial premium payment = $100,000
Available For Life withdrawal benefit payment = $4,000
Additional premium payment = $0
Withdrawal on November 3 of same calendar year = $2,500
Withdrawal on January 15 of following calendar year = $8,000
On November 3, assume the accumulated value prior to the withdrawal is $110,000.
The GMWB Death Benefit on November 3 is the greatest of 1, 2, and 3 below.
1.$107,500 = accumulated value ($110,000 - $2,500)
2.$97,500 = $100,000 - $2,500 = total premium payments minus each withdrawal taken
3.N/A – Contract has not reached 7th Contract anniversary
On November 3, the GMWB Death Benefit is $107,500. The available For Life withdrawal benefit payment is reduced to $1,500 ($4,000 - $2,500).
On January 15, assume the accumulated value prior to the withdrawal is $113,000. Since the available For Life withdrawal benefit payment is $1,500, an excess withdrawal of $6,500 is taken.
Accumulated Value after $1,500 withdrawal = $111,500
Excess withdrawal death benefit proportion = ($6,500 / $111,500) = 0.0583
The GMWB Death Benefit after the withdrawal on January 15 is the greatest of 1, 2, and 3 below.
1.$105,000 = accumulated value ($113,000 - $8,000)
2.$90,403.20 = $100,000 – $2,500 – $1,500 – [($100,000 - $2,500 - $1,500) * 0.0583)] = total premium payments minus each withdrawal taken
3.N/A – Contract has not reached 7th Contract anniversary
On January 15, the GMWB death benefit is $105,000.
NOTE:    For number 2 above, $4,000 of the withdrawals were not "For Life" Excess Withdrawals and reduced the GMWB Death Benefit by $4,000. The "For Life" Excess Withdrawal of $6,500 proportionately reduced the GMWB Death Benefit by the ratio of the "For Life" Excess Withdrawal taken to the Contract accumulated value immediately prior to the "For Life" Excess Withdrawal ($6,500 / $111,500 = 0.0583).
Example 4
Contract issue date = October 25
Initial premium payment = $100,000
Available For Life withdrawal benefit payment = $4,000
Additional premium payment = $0
Withdrawal on November 3 of same calendar year = $2,500
Withdrawal on January 15 of following calendar year = $8,000
On November 3, assume the accumulated value prior to the withdrawal is $87,500.
The GMWB Death Benefit on November 3 is the greatest of 1, 2, and 3 below.
1.$85,000 = accumulated value ($87,500 - $2,500)
2.$97,500 = $100,000 - $2,500 = total premium payments minus each withdrawal taken
3.N/A – Contract has not reached 7th Contract anniversary
On November 3, the GMWB Death Benefit is $97,500. The available For Life withdrawal benefit payment is reduced to $1,500 ($4,000 - $2,500).
On January 15, assume the accumulated value prior to the withdrawal is $83,000. Since the available For Life withdrawal benefit payment is $1,500, an excess withdrawal of $6,500 is taken.
Accumulated Value after $1,500 withdrawal = $81,500
Excess withdrawal death benefit proportion = ($6,500 / $81,500) = 0.0798
Appendix D – GMWB Death Benefit Examples    74

The GMWB Death Benefit after the withdrawal on January 15 is the greatest of 1, 2, and 3 below.
1.$75,000 = accumulated value ($83,000 - $8,000)
2.$88,339.20 = $100,000 – $2,500 – $1,500 – [($100,000 - $2,500 - $1,500) * 0.0798)] = total premium payments minus each withdrawal taken
3.N/A – Contract has not reached 7th Contract anniversary
On January 15, the GMWB death benefit is $88,339.00.
NOTE:    For number 2 above, $4,000 of the withdrawals were not "For Life" Excess Withdrawals and reduced the GMWB Death Benefit by $4,000. The "For Life" Excess Withdrawal of $6,500 proportionately reduced the GMWB Death Benefit by the ratio of the "For Life" Excess Withdrawal taken to the Contract accumulated value immediately prior to the "For Life" Excess Withdrawal ($6,500 / $81,500 = 0.0798).
Example 5
Contract issue date = November 3
Initial premium payment = $100,000
Available For Life withdrawal benefit payment = $3,000
Additional premium payment = $0
Withdrawal on December 30 of same calendar year = $5,000
Accumulated Value on Contract anniversary divisible equally by 7 = $78,750
On December 30, assume the accumulated value prior to the withdrawal is $90,000. Since the available For Life withdrawal benefit payment is $3,000, an excess withdrawal of $2,000 is taken.
Accumulated value after $3,000 withdrawal = $87,000
Excess withdrawal death benefit proportion = ($2,000 / $87,000) = 0.0230
The GMWB Death Benefit on December 30 is the greatest of 1, 2, and 3 below.
1.$85,000 = accumulated value ($87,500 - $2,500)
2.$94769.40 = $100,000 - $3,000 – [($100,000 - $3,000) * 0.0230] = total premium payments minus each withdrawal taken
3.$74,007.75 = $78,750 + $0 - $3,000 - [($78,750 - $3,000) * 0.0230] = the Contract accumulated value that was in effect on any prior Contract anniversary that is divisible equally by 7, plus any premium payments made after that Contract anniversary minus each withdrawal taken after that Contract anniversary.
On December 30, the GMWB death benefit is $94,769.00.
NOTE:    For numbers 2 and 3 above, $3,000 of the withdrawals were not "For Life" Excess Withdrawals and reduced the GMWB Death Benefit by $3,000. The "For Life" Excess Withdrawal of $2,000 proportionately reduced the GMWB Death Benefit by the ratio of the "For Life" Excess Withdrawal taken to the Contract accumulated value immediately prior to the "For Life" Excess Withdrawal ($2,000 / $87,000 = 0.0230).
Appendix D – GMWB Death Benefit Examples    75

APPENDIX E – STANDARD DEATH BENEFIT EXAMPLES
Example 1
Contract issue date = September 1
Initial premium payment = $100,000
Additional premium payments = $0
Withdrawals = $0
On the Contract anniversary in the following calendar year, assume the Contract accumulated value is $90,000.
The Standard Death Benefit is the greatest of a, b, or c below.
a) Accumulated value = $90,000
b) Total premium payments minus any partial surrenders = $100,000 - $0 = $100,000
c) N/A – Contract has not reached 7 th Contract anniversary
The Standard Death Benefit on the first Contract anniversary is $100,000.
Example 2
Contract issue date = September 1
Initial premium payment = $100,000
Additional premium payment received on October 3 of the same calendar year = $25,000
Withdrawals = $0
On the Contract anniversary in the following calendar year, assume the Contract accumulated value is $160,000.
The Standard Death Benefit is the greatest of a, b, or c below.
a) Accumulated value = $160,000
b) Total premium payments minus any partial surrenders = $100,000 + $25,000 - $0 = $125,000
c) N/A – Contract has not reached 7 th Contract anniversary
The Standard Death Benefit on the first Contract anniversary is $160,000.
Example 3
Contract issue date = September 1
Initial premium payment = $100,000
Additional premium payments = $0
Withdrawals = $0
On the 7 th Contract anniversary, assume the Contract accumulated value is $150,000.
On the 8 th Contract anniversary, assume the Contract accumulated value is $140,000.
The Standard Death Benefit is the greatest of a, b, or c below.
a) Accumulated value = $140,000
b) Total premium payments minus any partial surrenders = $100,000 - $0 = $100,000
c) Contract accumulated value on 7 th Contract anniversary = $150,000
The Standard Death Benefit on the 8 th Contract anniversary is $150,000.
Appendix E – Standard Death Benefit Examples    76

Example 4
Contract issue date = September 1
Initial premium payment = $100,000
Additional premium payments = $0
Withdrawal on September 1 of next calendar year = $10,000
On the Contract anniversary in the following calendar year, assume the Contract accumulated value immediately after to the withdrawal is $115,000.
The Standard Death Benefit is the greatest of a, b, or c below.
a) Accumulated value = $115,000
b) Total premium payments minus any partial surrenders = $100,000 – [$100,000 * ($10,000 / $125,000)] = $92,000
c) N/A – Contract has not reached 7 th Contract anniversary
The Standard Death Benefit on the first Contract anniversary is $115,000.

Appendix E – Standard Death Benefit Examples    77

PART B

PRINCIPAL LIFE INSURANCE COMPANY
(the “Depositor”)

PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B
(the “Registrant”)

PRINCIPAL® LIFETIME INCOME SOLUTIONS

Statement of Additional Information

dated May 1, 2022

This Statement of Additional Information provides information about the Principal ® Lifetime Income Solutions (the “Contract”) in addition to the information that is contained in the Contract’s Prospectus dated May 1, 2022.

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or calling:

Principal® Lifetime Income Solutions
The Principal Financial Group
P.O. Box 9382
Des Moines, Iowa 50306-9382
Telephone: 1-800-852-4450

TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY	3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	3
PRINCIPAL UNDERWRITER	3
CALCULATION OF PERFORMANCE DATA	3
TAXATION UNDER CERTAIN RETIREMENT PLANS	5
FINANCIAL STATEMENTS
APPENDIX A - Principal Life Insurance Company Separate Account B	A-1
APPENDIX B - Principal Life Insurance Company	B-1

2

GENERAL INFORMATION AND HISTORY
Principal Life Insurance Company (the “Company”) is the issuer of the Principal® Lifetime Income Solutions (the “Contract”) and serves as custodian of its assets. The Company is a stock life insurance company with authority to transact life and annuity business in all states of the United States and the District of Columbia. The Company’s home office is located at: Principal Financial Group, Des Moines, Iowa 50392. The Company is a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a wholly owned direct subsidiary of Principal Financial Group, Inc., a publicly-traded company.
On June 24, 1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. The Company became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911. In 1986, the Company changed its name to Principal Mutual Life Insurance Company. In 1998, the Company became Principal Life Insurance Company, a subsidiary stock life insurance company of Principal Mutual Holding Company, as part of a reorganization into a mutual insurance holding company structure. In 2001, Principal Mutual Holding Company converted to a stock company through a process called demutualization, resulting in the current organizational structure.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP, 801 Grand Avenue, Suite 3100, Des Moines, Iowa 50309, serves as the independent registered public accounting firm for Principal Life Insurance Company Separate Account B and the Principal Life Insurance Company.
PRINCIPAL UNDERWRITER
The principal underwriter of the Contract is Principal Securities, Inc. ("PSI") which is a wholly owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. The address of PSI is the Principal Financial Group, 655 9th Street, Des Moines, Iowa 50392. PSI was incorporated in Iowa in 1968 and is a securities broker-dealer registered with the Securities Exchange Commission as well as a member of the FINRA. The Contracts may also be sold through other broker-dealers authorized by PSI and applicable law to do so. Registered representatives of such broker-dealers may be paid on a different basis than described below.
The Contract’s offering to the public was continuous. As the principal underwriter, PSI is paid for the distribution of the Contract. For the last three fiscal years PSI has received and retained the following commissions:

2021 received/retained	2020 received/retained	2019 received/retained
$103,409/$0	$102,760/$0	$106,864/$0
CALCULATION OF PERFORMANCE DATA
The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its divisions.
The Contract was not offered prior to May 2, 2011. However, the certain divisions invest in underlying mutual funds which were offered prior to the date the Contract was available. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its divisions for this Contract as the Contract was issued on or after the date the underlying mutual fund was first offered. The hypothetical performance from the date of inception of the underlying mutual fund in which the division invests is derived by reducing the actual performance of the underlying mutual fund by the highest level of fees and charges of the Contract as if it had been in existence.
In addition, as certain of the underlying mutual funds have added classes since the inception of the fund, performance may be shown for periods prior to the inception date of the new class which represents the historical results of initial class shares adjusted to reflect the fees and expenses of the new class.
The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles.
3

The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance.
From time to time the Separate Account advertises its Fidelity VIP Government Money Market Division’s “yield” and “effective yield” for the Contract. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated by an investment under the Contract in the division over a 7-day period (which period will be stated in the advertisement). This income is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The “effective yield” will be slightly higher than the “yield” because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from purchase payments which, if included, would reduce the “yield” and “effective yield.”

Yield For the Period Ended December 31, 2021
For Contracts:	7-Day Annualized Yield	7-Day Effective Yield
without a surrender charge	-1.41%	-1.40%
with a surrender charge	-7.41%	-7.40%
Also, from time to time, the Separate Account will advertise the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable Contract value. The Separate Account may also advertise total return figures for its divisions for a specified period that does not take into account the surrender charge in order to illustrate the change in the division’s unit value over time. See “Charges and Deductions” in the Prospectus for a discussion of surrender charges.
Following are the hypothetical average annual total returns for the period ending December 31, 2021 assuming the Contract had been offered as of the effective dates of the underlying mutual funds in which the divisions invest (the performance calculations with Surrender Charge are in accordance with the SEC standard, while the performance calculations without the Surrender Charge are not in accordance with the SEC standard):

		For Contracts with Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
Diversified Balanced	12/30/2009	3.27%	7.71%	7.01%
Diversified Balanced Managed Volatility	10/31/2013	2.39%	7.22%		5.94%
Diversified Growth	12/30/2009	7.18%	9.55%	8.73%
Diversified Growth Managed Volatility	10/31/2013	6.10%	8.94%		7.24%
Diversified Income	05/15/2012	-0.55%	5.81%		5.26%
Fidelity VIP Government Money Market	04/01/1982	-7.40%	-1.11%	-0.92%

		For Contracts without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
Diversified Balanced	12/30/2009	9.27%	8.15%	7.01%
Diversified Balanced Managed Volatility	10/31/2013	8.39%	7.67%		5.94%
Diversified Growth	12/30/2009	13.18%	9.96%	8.73%
Diversified Growth Managed Volatility	10/31/2013	12.10%	9.37%		7.24%
Diversified Income	05/15/2012	5.45%	6.28%		5.26%
Fidelity VIP Government Money Market	04/01/1982	-1.40%	-0.49%	-0.92%
4

TAXATION UNDER CERTAIN RETIREMENT PLANS
INDIVIDUAL RETIREMENT ANNUITIES
Contributions. Individuals may make contributions for individual retirement annuity (IRA) contracts. Individuals may make deductible contributions (for any year) up to the lesser of the amount shown in the chart or 100% of compensation.
Such individuals may establish a traditional IRA for a non-working spouse (if they file a joint return). The annual contribution for both spouses’ contracts cannot exceed the lesser of the amount shown in the chart or 100% of the working spouse’s compensation. No more than the individual IRA limit may be contributed to either spouse’s IRA for any year.

Traditional IRA - Maximum Annual Contribution
Year	Individual IRA	Individual IRA + Spousal IRA
2021	$6,000	$12,000
2022	$6,000	$12,000
For succeeding years, limits are indexed for cost of living.
Individuals age 50 or over are also permitted to make additional “catch-up” contributions. The additional contribution is $1,000 in 2021 and 2022. These additional catch-up contributions can be applied for Spousal IRA purposes.
Contributions may be tax deductible. If an individual and his/her spouse do not participate in a qualified retirement plan, the contributions to an IRA are fully tax deductible regardless of income. If an individual is an active participant in a qualified retirement plan, his/her ability to deduct the contributions depends upon his/her income level and tax filing status.
For individuals who are not active plan participants but whose spouses are, deductibility of traditional IRA contributions is phased out if the couple files a joint return and the Modified Adjusted Gross Income is between $204,000 and $214,000 in 2022.

Deductibility of Traditional IRA Contributions for Active Plan Participants
Married Individuals (Filing Jointly)			Single/Head of Household Individual
Year	Limited Deduction	No Deduction	Year	Limited Deduction	No Deduction
2021	$105,000	$125,000	2021	$66,000	$76,000
2022	$109,000	$129,000	2022	$68,000	$78,000
An individual may make non-deductible IRA contributions to the extent of the excess of:
(1) The lesser of maximum annual contribution or 100% of compensation, over
(2) The IRA deductible contributions made with respect to the individual.
A person whose filing status is "married, filing separately" may not make a full traditional IRA deduction contribution, unless the couple is separated and have been living apart for the entire year. Only a partial deductible contribution is allowed if your Modified Adjusted Gross Income is less than $10,000.
Taxation of Distributions. Distributions from IRA Contracts are taxed as ordinary income to the recipient, although special rules exist for the tax-free return of non-deductible contributions. In addition, taxable distributions received under an IRA Contract prior to age 59 ½ are subject to a 10% penalty tax in addition to regular income tax. Exempted from this 10% tax penalty are the following types of distributions: distributions due to death; distributions due to disability; if the distribution is paid as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's designated Beneficiary; distributions to pay deductible medical expenses; distributions for unemployed health insurance premiums; distributions for first-time home purchases (up to $10,000); distributions for higher education expenses; made on account of certain levies on income and payments; qualified reservist distributions; and distributions for certain natural disaster victims; qualified birth or adoption distributions (up to $5,000).
5

Required Distributions. Generally, distributions from IRA Contracts must commence not later than April 1 of the calendar year following the calendar year in which the owner attains age 72 (“Required Beginning Date”), and such distributions must be made over a period that does not exceed the uniform lifetime distribution period or in certain instances under the joint life and last survivor period established by the IRS.
Upon the death of the Owner the required minimum distribution options available to the beneficiary will depend upon their status at the time of death. An eligible designated beneficiary must direct that payment of his/her benefits be made or started no later than December 31 of the year following the year of Owner’s death with annual distributions of at least the required minimum distribution. An eligible designated beneficiary is any designated beneficiary who is (1) the Owner’s spouse, (2) no more than ten (10) years younger than the Owner, (3) the Owner’s minor child who has not reached majority, (4) disabled, or chronically ill. If the surviving spouse is the eligible designated beneficiary on the IRA Contract, the surviving spouse may have additional distribution options.
A non-eligible individual designated beneficiary must distribute the entire balance of the IRA Contract by December 31 of the year in which occurs the tenth anniversary of the Owner’s death. An eligible designated beneficiary who is the Owner’s minor child ceases to retain the status upon reaching majority. Upon reaching majority the entire remaining balance of the Contract must be distributed by December 31 of the year in which occurs the tenth anniversary of the minor attaining majority.
If, Owner had not reached his or her Required Beginning Date and there is no designated beneficiary or Owner’s beneficiary is not an individual, the entire balance of the IRA Contract must be paid by December 31 of the year in which occurs the fifth anniversary of Owner’s death. If Owner had attained his or her Required Beginning Date prior to death, distributions must continue at least as rapidly as under the method in effect at the date of death. A penalty tax of 50% will be imposed on the amount by which the required minimum distribution in any year exceeds the amount actually distributed in that year.
Tax-Free Rollovers. The Internal Revenue Code (the “Code”) permits the taxable portion of funds to be transferred in a tax-free rollover from a qualified retirement plan, tax-deferred annuity plan or governmental 457(b) plan to an IRA Contract if certain conditions are met, and if the indirect rollover of assets is completed within 60 days after the distribution from the qualified plan is received by the plan participant. A direct rollover of funds may avoid a 20% federal tax withholding generally applicable to qualified plans, tax-deferred annuity plan, or governmental 457(b) plan distributions and the 60-day rollover rules. In addition, not more frequently than once every twelve months, an individual may execute one tax-free indirect rollover from one IRA to another, subject to the 60-day limitation and other requirements. The once-per-year limitation on rollovers does not apply to direct transfers of funds between IRA custodians or trustees or to Roth IRA conversions.
SIMPLIFIED EMPLOYEE PENSION (SEP) PLANS AND SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION (SAR/SEP) PLANS
Contributions . Under Section 408(k) of the Code, employers may establish a type of IRA plan referred to as a simplified employee pension plan (SEP). Employer contributions to a SEP cannot exceed the lesser of 25% of employee compensation or $61,000 for 2021.
Employees of certain small employers may have contributions made to the salary reduction simplified employee pension plan (SAR/SEP) on their behalf on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SAR/SEP is referred to as an elective deferral.
These elective deferrals are subject to the same cap as elective deferrals to IRC Section 401(k) plans, see table below. In addition to the elective deferrals, SAR/SEP may permit additional elective deferrals by individuals age 50 or over, referred to as “catch-up contributions”.
No new SAR/SEP are permitted after 1996 for any employer, but those in effect prior to 1997 may continue to operate, receive contributions, and add new employees.

Salary Reduction Simplified Employee Pension Plan (SAR/SEP)
Year	Elective Deferral	Catch-up Contribution
2021	$19,500	$6,500
2022	$20,500	$6,500
Taxation of Distributions. Generally, distribution payments from SEPs and SAR/SEPs are subject to the same distribution rules described above for traditional IRAs.
6

Required Distributions. SEPs and SAR/SEPs are subject to the same minimum required distribution rules described above for traditional IRAs.
Tax-Free Rollovers. Generally, rollovers and direct transfers may be made to and from SEPs and SAR/SEPs in the same manner as described above for traditional IRAs, subject to the same conditions and limitations.
SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA)
Contributions. Under Section 408(p) of the Code, employers may establish a type of IRA plan known as a SIMPLE IRA. Employees may have contributions made to the SIMPLE IRA on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SIMPLE IRA is referred to as an elective deferral.
These elective deferrals cannot exceed the amounts shown in the chart. In addition to the elective deferrals, SIMPLE IRA may permit additional elective deferrals by individuals age 50 or over, referred to as “catch-up contributions” in an amount equal to $3,000 for 2022.
Elective contribution amounts made under the salary reduction portions (i.e., those subject to the $14,000 limit in 2022) of a SIMPLE IRA plan are counted in the overall limit on elective deferrals by any individual. For example, if in 2022, an individual under age 50 defers the maximum of $14,000 to a SIMPLE IRA of one employer and also participates in a 401(k) plan of another employer, they would be limited to an elective deferral of $6,500 ($20,500 - $14,000) to the 401(k) plan for 2022.
The employer generally must match either 100% of the employee’s elective deferral, up to 3% of the employee’s compensation (subject to certain exceptions) or fixed nonelective contributions of 2% of compensation of all eligible employees.

Savings Incentive Match Plan for Employees (SIMPLE IRA)
Year	Elective Deferral	Catch-up Contribution	401(k) Elective Deferral
2021	$13,500	$3,000	$19,500
2022	$14,000	$3,000	$20,500
Taxation of Distributions. Generally, distribution payments from SIMPLE IRAs are subject to the same distribution rules described above for traditional IRAs, except that distributions made within two years of the date of an employee’s first participation in a SIMPLE IRA of an employer are subject to a 25% penalty tax instead of the 10% penalty tax discussed previously.
Required Distributions. SIMPLE IRAs are subject to the same minimum required distribution rules described above for traditional IRAs.
Tax-Free Rollovers. Direct transfers may be made among SIMPLE IRAs in the same manner as described above for IRAs, subject to the same conditions and limitations. Rollovers from SIMPLE IRAs to other types of IRAs and certain qualified plans are permitted after two years have elapsed from the date of an employee’s first participation in a SIMPLE IRA of the employer. Rollovers to SIMPLE IRAs from other plans are permitted after two years of participation in the SIMPLE IRA.
ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA)
Contribution. Under Section 408A of the Code, individuals may contribute to a Roth IRA on his/her own behalf up to the lesser of maximum annual contribution limit as shown in the chart or 100% of compensation. In addition, the contribution must be reduced by the amount of any contributions made to other IRAs for the benefit of the same individual.

Roth IRA - Maximum Annual Contribution
Year	Individual Roth IRA	Catch-up Contribution
2021	$6,000	$1,000
2022	$6,000	$1,000
For succeeding years, individual Roth IRA limits are indexed for cost-of-living.
Individuals age 50 or over are also permitted to make additional “catch-up” contributions. The additional contribution is $1,000 for 2021 and 2022.
7

For 2022, the maximum contribution is phased out for single taxpayers with adjusted gross income between $129,000 and $144,000 and for joint filers with adjusted gross income between $204,000 and $214,000 (see chart below).

Modified Adjusted Gross Income Limits - 2022
Single/Head of Household	Married Filing Joint	ROTH IRA Contribution
< $129,000	< $204,000	Full Contribution
> $125,000 but < $144,000	> $198,000 but < $214,000	Partial Contribution*
> $144,000	> $214,000	No Contribution
*      Those entitled to only a partial contribution should check with a tax advisor to determine the allowable contribution amount.
A person whose filing status is “married, filing separately” may not make a full Roth IRA contribution, unless the couple is separated and have been living apart for the entire year. Only a partial contribution is allowed if your Modified Adjusted Gross Income is less than $10,000.
Taxation of Distribution. Qualified distributions are received income-tax free by the Roth IRA owner, or beneficiary in case of the Roth IRA owner’s death. A qualified distribution is any distribution made after five years if the IRA owner is over age 59½, dies, becomes disabled, or uses the funds for first-time home purchase at the time of distribution. The five-year period for owner contributions begins January 1 of the year the first contribution is made to any Roth IRA. The five-year period for converted amounts begins from January 1 of the year of the conversion for the purposes of the 10% penalty tax.
Required Distributions. Roth IRAs are not subject to lifetime minimum required distributions. Roth IRAs are subject to the same post-death minimum required distribution rules described above for IRAs.
8

FINANCIAL STATEMENTS

APPENDIX A - Principal Life Insurance Company Separate Account B Financials

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Principal Life Insurance Company and Contract Owners of Principal Life Insurance Company Separate Account B

Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Principal Life Insurance Company Separate Account B (the Separate Account), as of December 31, 2021, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2021, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 1970.
Des Moines, Iowa
April 6, 2022

Appendix:
Subaccounts comprising Principal Life Insurance Company Separate Account B

Sub Account	Statement of operations	Statements of changes in net assets
AllianceBernstein Small Cap Growth Class A Division
AllianceBernstein Small/Mid Cap Value Class A Division
Alps/Red Rocks Global Opportunity Portfolio Class III Division
American Century VP Capital Appreciation Class I Division
American Century VP Disciplined Core Value Class I Division (1)
American Century VP Inflation Protection Class II Division
American Century VP Mid Cap Value Class II Division
American Century VP Ultra Class I Division
American Century VP Ultra Class II Division
American Century VP Value Class II Division
American Funds Insurance Series Asset Allocation Fund Class 2 Division
American Funds Insurance Series Asset Allocation Fund Class 4 Division
American Funds Insurance Series Washington Mutual Investors Class 2 Division (7)
American Funds Insurance Series Washington Mutual Investors Class 4 Division (5)
American Funds Insurance Series Global Small Capitalization Fund Class 2 Division
American Funds Insurance Series Global Small Capitalization Fund Class 4 Division
American Funds Insurance Series High-Income Trust Class 2 Division (4)
American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division
American Funds Insurance Series Managed Risk Growth Fund Class P2 Division
American Funds Insurance Series Managed Risk International Fund Class P2 Division
American Funds Insurance Series New World Fund Class 2 Division
American Funds Insurance Series New World Fund Class 4 Division
BlackRock 60/40 Target Allocation Class III Division
BlackRock Advantage SMID Cap Class III Division (6)
BlackRock Global Allocation Class III Division
BNY Mellon IP MidCap Stock Service Shares Division
BNY Mellon IP Technology Growth Service Shares Division
	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Calvert EAFE International Index Class F Division
Calvert Investment Grade Bond Portfolio Class F Division
Calvert Russell 2000 Small Cap Index Class F Division
Calvert S&P MidCap 400 Index Class F Division
ClearBridge Small Cap Growth Class II Division
Columbia Limited Duration Credit Class 2 Division
Columbia Small Cap Value Class 2 Division
Core Plus Bond Class 1 Division

Delaware Small Cap Value Service Class Division
Diversified Balanced Class 1 Division
Diversified Balanced Class 2 Division
Diversified Balanced Managed Volatility Class 2 Division
Diversified Balanced Volatility Control Class 2 Division
Diversified Growth Class 2 Division
Diversified Growth Managed Volatility Class 2 Division
Diversified Growth Volatility Control Class 2 Division
Diversified Income Class 2 Division
Diversified International Class 1 Division

DWS Alternative Asset Allocation Class B Division DWS Equity 500 Index Class B2 Division DWS Small Mid Cap Value Class B Division Equity Income Class 1 Division

Equity Income Class 2 Division
EQ Convertible Securities Class IB Division
EQ GAMCO Small Company Value Class IB Division
EQ Micro Cap Class IB Division
EQ SmartBeta Equity Class IB Division
EQ Socially Responsible Class IB Division
Fidelity VIP Contrafund Service Class 2 Division
Fidelity VIP Contrafund Service Class Division
Fidelity VIP Equity-Income Service Class 2 Division
Fidelity VIP Freedom 2020 Service Class 2 Division
Fidelity VIP Freedom 2030 Service Class 2 Division
Fidelity VIP Freedom 2040 Service Class 2 Division
Fidelity VIP Freedom 2050 Service Class 2 Division
Fidelity VIP Government Money Market Initial Class Division
Fidelity VIP Government Money Market Service Class 2 Division
Fidelity VIP Growth Service Class Division
Fidelity VIP Growth Service Class 2 Division
Fidelity VIP Mid Cap Service Class Division
Fidelity VIP Mid Cap Service Class 2 Division
Fidelity VIP Overseas Service Class 2 Division

Franklin Global Real Estate VIP Class 2 Division
Franklin Income VIP Class 4 Division
Franklin Rising Dividends VIP Class 4 Division
Franklin Small Cap Value VIP Class 2 Division
Franklin U.S. Government Fund Class 2 Division
Goldman Sachs VIT Mid Cap Value Institutional Shares Division
Goldman Sachs VIT Mid Cap Value Service Shares Division
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares Division
Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division
Goldman Sachs VIT Small Cap Equity Insights Service Shares Division
Government & High Quality Bond Class 1 Division
Guggenheim Floating Rate Strategies Series F Division
Guggenheim Investments Global Managed Futures Strategy Division
Guggenheim Investments Long Short Equity Division
Guggenheim Investments Multi-Hedge Strategies Division

International Emerging Markets Class 1 Division
Invesco American Franchise Series I Division
Invesco Balanced-Risk Allocation Series II Division
Invesco Core Equity Series I Division
Invesco Health Care Series I Division
Invesco Health Care Series II Division
Invesco International Growth Series I Division
Invesco International Growth Series II Division
Invesco Main Street Small Cap Series II Division (3)
Invesco Small Cap Equity Series I Division
Invesco Technology Series I Division
Janus Henderson Enterprise Service Shares Division
Janus Henderson Flexible Bond Service Shares Division
Janus Henderson Global Technology and Innovation Service Shares Division
LargeCap Growth I Class 1 Division
LargeCap S&P 500 Index Class 1 Division
LargeCap S&P 500 Index Class 2 Division
MFS International Intrinsic Value Service Class Division
MFS New Discovery Service Class Division
MFS Utilities Service Class Division
MFS Value Service Class Division

MidCap Class 1 Division
Neuberger Berman AMT Mid Cap Growth Portfolio Class S Division
Neuberger Berman AMT Sustainable Equity Class I Division
Neuberger Berman AMT Sustainable Equity Class S Division
PIMCO All Asset Administrative Class Division
PIMCO All Asset Advisor Class Division
PIMCO Commodity Real Return Strategy Class M Division
PIMCO High Yield Administrative Class Division
PIMCO Low Duration Advisor Class Division
PIMCO Total Return Administrative Class Division
Principal Capital Appreciation Class 1 Division
Principal Capital Appreciation Class 2 Division
Principal LifeTime 2010 Class 1 Division
Principal LifeTime 2020 Class 1 Division
Principal LifeTime 2030 Class 1 Division
Principal LifeTime 2040 Class 1 Division
Principal LifeTime 2050 Class 1 Division
Principal LifeTime Strategic Income Class 1 Division

Real Estate Securities Class 1 Division
Real Estate Securities Class 2 Division
Rydex Basic Materials Division
Rydex Commodities Strategy Division
Rydex NASDAQ 100 Division
SAM Balanced Portfolio Class 1 Division
SAM Balanced Portfolio Class 2 Division
SAM Conservative Balanced Portfolio Class 1 Division
SAM Conservative Balanced Portfolio Class 2 Division
SAM Conservative Growth Portfolio Class 1 Division
SAM Conservative Growth Portfolio Class 2 Division
SAM Flexible Income Portfolio Class 1 Division
SAM Flexible Income Portfolio Class 2 Division
SAM Strategic Growth Portfolio Class 1 Division
SAM Strategic Growth Portfolio Class 2 Division

Short-Term Income Class 1 Division
SmallCap Class 1 Division
SmallCap Class 2 Division
T. Rowe Price Blue Chip Growth Portfolio II Division
T. Rowe Price Health Sciences Portfolio II Division
Templeton Global Bond VIP Class 4 Division
Templeton Growth VIP Class 2 Division
The Merger Fund Division
TOPS Aggressive Growth ETF Portfolio Investor Class Division
TOPS Balanced ETF Portfolio Investor Class Division
TOPS Conservative ETF Portfolio Investor Class Division
TOPS Growth ETF Portfolio Investor Class Division
TOPS Moderate Growth ETF Portfolio Investor Class Division
VanEck Global Resources Class S Division (2)

Invesco Discovery Mid Cap Growth Series I Division (8)	For the year ended December 31, 2021	For the year ended December 31, 2021 and the period from April 30, 2020(commencement of operations) through December 31, 2020
MidCap Class 2 Division	For the year ended December 31, 2021	For the year ended December 31, 2021 and the period from June 8, 2020(commencement of operations) through December 31, 2020

Invesco American Value Series I Division	For the period from April 29, 2021 (commencement of operations) through December 31, 2021
Janus Henderson Balanced Service Shares Division PIMCO Emerging Markets Bond Administrative Class Division Blue Chip Class 3 Division	For the period from June 7, 2021 (commencement of operations) through December 31, 2021

(1)     Represented the operations of American Century VP Income & Growth Class I Division until June 7, 2021.
(2)     Represented the operations of VanEck Global Hard Assets Class S Division until June 7, 2021.
(3)     Represented the operations of Invesco Oppenheimer V.I. Main Street Small Cap Series II Division until June 7, 2021.
(4)     Represented the operations of American Funds Insurance Series High-Income Bond Class 2 Division until June 7, 2021.
(5)     Represented the operations of American Funds Insurance Series Blue Chip Income and Growth Fund Class 4 Division until June 7, 2021.
(6)     Represented the operations of BlackRock Advantage U.S. Total Market Class III Division until June 7, 2021.
(7)     Represented the operations of American Funds Insurance Series Blue Chip Income and Growth Fund Class 2 Division until June 7, 2021.
(8)     Represented the operations of Invesco Oppenheimer VI Discovery Mid Cap Growth until June 7, 2021.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	AllianceBernstein Small Cap Growth Class A Division	AllianceBernstein Small/Mid Cap Value Class A Division	Alps/Red Rocks Global Opportunity Portfolio Class III Division	American Century VP Capital Appreciation Class I Division

Assets
Investments in shares of mutual funds, at fair value	$4,755,110	$5,481,284	$1,341,471	$1,679,872
Total assets	4755110	5,481,284	1,341,471	1,679,872
Total liabilities	—	—	—	—
Net assets	$4,755,110	$5,481,284	$1,341,471	$1,679,872

Net assets
Applicable to accumulation units	$4,755,110	$5,481,284	$1,341,471	$1,679,872
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$4,755,110	$5,481,284	$1,341,471	$1,679,872

Investments in shares of mutual funds, at cost	$3,934,191	$4,484,808	$1,180,932	$1,265,936

Shares of mutual funds owned	189,221	233,644	77,096	89,833

Accumulation units outstanding	63,343	258,794	82,291	65,799
Annuitized units outstanding	—	—	—	—
Total units outstanding	63,343	258,794	82,291	65,799

Statements of Operations
Year ended December 31, 2021
	AllianceBernstein Small Cap Growth Class A Division	AllianceBernstein Small/Mid Cap Value Class A Division	Alps/Red Rocks Global Opportunity Portfolio Class III Division	American Century VP Capital Appreciation Class I Division

Net investment income (loss)
Investment income:
Dividends	$—	$40,586	$54,399	$—

Expenses:
Mortality and expense risks	64,973	63,623	6,372	22,642
Administrative charges	7,798	7,386	1,441	2,717
Separate account rider charges	—	3,866	—	—
Net investment income (loss)	(72,771)	(34,289)	46,586	(25,359)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	732,487	77,286	49,188	120,988
Capital gains distributions	1,053,267	—	—	227,646
Total realized gains (losses) on investments	1,785,754	77,286	49,188	348,634

Change in net unrealized appreciation (depreciation)
of investments	(1,283,567)	1,299,436	91,897	(142,223)

Net gains (losses) on investments	429,416	1,342,433	187,671	181,052

Net increase (decrease) in net assets resulting from operations	$429,416	$1,342,433	$187,671	$181,052

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	American Century VP Disciplined Core Value Class I Division (1)	American Century VP Inflation Protection Class II Division	American Century VP Mid Cap Value Class II Division	American Century VP Ultra Class I Division

Assets
Investments in shares of mutual funds, at fair value	$11,249,533	$34,357,712	$8,348,475	$4,765,718
Total assets	11,249,533	34,357,712	8,348,475	4,765,718
Total liabilities	—	—	—	—
Net assets	$11,249,533	$34,357,712	$8,348,475	$4,765,718

Net assets
Applicable to accumulation units	$11,249,533	$34,357,712	$8,348,475	$4,765,718
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$11,249,533	$34,357,712	$8,348,475	$4,765,718

Investments in shares of mutual funds, at cost	$9,687,691	$31,363,114	$6,684,444	$2,964,933

Shares of mutual funds owned	1,049,397	3,008,556	333,272	151,871

Accumulation units outstanding	334,417	2,307,762	257,153	90,558
Annuitized units outstanding	—	—	—	—
Total units outstanding	334,417	2,307,762	257,153	90,558

Statements of Operations
Year ended December 31, 2021
	American Century VP Disciplined Core Value Class I Division (1)	American Century VP Inflation Protection Class II Division	American Century VP Mid Cap Value Class II Division	American Century VP Ultra Class I Division

Net investment income (loss)
Investment income:
Dividends	$118,802	$1,063,568	$85,074	$—

Expenses:
Mortality and expense risks	126,756	410,950	105,980	56,899
Administrative charges	4,035	50,736	12,109	2,276
Separate account rider charges	—	57	4,166	—
Net investment income (loss)	(11,989)	601,825	(37,181)	(59,175)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	489,253	525,362	369,649	471,788
Capital gains distributions	1,640,429	—	—	301,387
Total realized gains (losses) on investments	2,129,682	525,362	369,649	773,175

Change in net unrealized appreciation (depreciation)
of investments	64,229	506,621	1,274,628	174,550

Net gains (losses) on investments	2,181,922	1,633,808	1,607,096	888,550

Net increase (decrease) in net assets resulting from operations	$2,181,922	$1,633,808	$1,607,096	$888,550

(1) Represented the operations of American Century VP Income & Growth Class I Division until June 7, 2021.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	American Century VP Ultra Class II Division	American Century VP Value Class II Division	American Funds Insurance Series Asset Allocation Fund Class 2 Division	American Funds Insurance Series Asset Allocation Fund Class 4 Division

Assets
Investments in shares of mutual funds, at fair value	$26,603,287	$15,466,974	$2,535,657	$18,082,000
Total assets	26,603,287	15,466,974	2,535,657	18,082,000
Total liabilities	—	—	—	—
Net assets	$26,603,287	$15,466,974	$2,535,657	$18,082,000

Net assets
Applicable to accumulation units	$26,603,287	$15,466,974	$2,535,657	$18,082,000
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$26,603,287	$15,466,974	$2,535,657	$18,082,000

Investments in shares of mutual funds, at cost	$15,773,603	$9,656,002	$2,121,707	$15,842,961

Shares of mutual funds owned	873,958	1,129,801	88,227	633,123

Accumulation units outstanding	438,528	534,855	147,486	1,223,786
Annuitized units outstanding	—	—	—	—
Total units outstanding	438,528	534,855	147,486	1,223,786

Statements of Operations
Year ended December 31, 2021
	American Century VP Ultra Class II Division	American Century VP Value Class II Division	American Funds Insurance Series Asset Allocation Fund Class 2 Division	American Funds Insurance Series Asset Allocation Fund Class 4 Division

Net investment income (loss)
Investment income:
Dividends	$—	$234,223	$37,261	$222,298

Expenses:
Mortality and expense risks	349,471	176,812	31,919	97,310
Administrative charges	41,941	8,924	3,524	21,578
Separate account rider charges	4,052	—	3,100	—
Net investment income (loss)	(395,464)	48,487	(1,282)	103,410

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	3,822,547	1,452,168	195,264	128,994
Capital gains distributions	1,985,201	—	75,328	442,119
Total realized gains (losses) on investments	5,807,748	1,452,168	270,592	571,113

Change in net unrealized appreciation (depreciation)
of investments	7,016	1,436,442	65,390	1,064,657

Net gains (losses) on investments	5,419,300	2,937,097	334,700	1,739,180

Net increase (decrease) in net assets resulting from operations	$5,419,300	$2,937,097	$334,700	$1,739,180

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	American Funds Insurance Series Global Small Capitalization Fund Class 2 Division	American Funds Insurance Series Global Small Capitalization Fund Class 4 Division	American Funds Insurance Series High-Income Trust Class 2 Division (1)	American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division

Assets
Investments in shares of mutual funds, at fair value	$1,801,581	$3,932,478	$1,535,313	$6,678,026
Total assets	1,801,581	3,932,478	1,535,313	6,678,026
Total liabilities	—	—	—	—
Net assets	$1,801,581	$3,932,478	$1,535,313	$6,678,026

Net assets
Applicable to accumulation units	$1,801,581	$3,932,478	$1,535,313	$6,678,026
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$1,801,581	$3,932,478	$1,535,313	$6,678,026

Investments in shares of mutual funds, at cost	$1,383,204	$3,504,093	$1,521,386	$5,938,437

Shares of mutual funds owned	54,693	119,311	153,839	447,289

Accumulation units outstanding	102,990	247,223	115,706	498,577
Annuitized units outstanding	—	—	—	—
Total units outstanding	102,990	247,223	115,706	498,577

Statements of Operations
Year ended December 31, 2021
	American Funds Insurance Series Global Small Capitalization Fund Class 2 Division	American Funds Insurance Series Global Small Capitalization Fund Class 4 Division	American Funds Insurance Series High-Income Trust Class 2 Division (1)	American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division

Net investment income (loss)
Investment income:
Dividends	$—	$—	$63,220	$74,037

Expenses:
Mortality and expense risks	24,884	22,207	17,483	37,573
Administrative charges	2,369	4,970	700	8,372
Separate account rider charges	1,165	—	—	—
Net investment income (loss)	(28,418)	(27,177)	45,037	28,092

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	188,176	176,030	(11,517)	21,953
Capital gains distributions	45,307	76,229	—	—
Total realized gains (losses) on investments	233,483	252,259	(11,517)	21,953

Change in net unrealized appreciation (depreciation)
of investments	(89,676)	(102,359)	62,609	535,002

Net gains (losses) on investments	115,389	122,723	96,129	585,047

Net increase (decrease) in net assets resulting from operations	$115,389	$122,723	$96,129	$585,047

(1) Represented the operations of American Funds Insurance Series High-Income Bond Class 2 Division until June 7, 2021.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	American Funds Insurance Series Managed Risk Growth Fund Class P2 Division	American Funds Insurance Series Managed Risk International Fund Class P2 Division	American Funds Insurance Series New World Fund Class 2 Division	American Funds Insurance Series New World Fund Class 4 Division

Assets
Investments in shares of mutual funds, at fair value	$5,944,848	$384,964	$2,086,822	$6,200,873
Total assets	5,944,848	384,964	2,086,822	6,200,873
Total liabilities	—	—	—	—
Net assets	$5,944,848	$384,964	$2,086,822	$6,200,873

Net assets
Applicable to accumulation units	$5,944,848	$384,964	$2,086,822	$6,200,873
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$5,944,848	$384,964	$2,086,822	$6,200,873

Investments in shares of mutual funds, at cost	$4,841,867	$388,271	$1,731,560	$5,499,197

Shares of mutual funds owned	322,739	36,733	66,290	198,491

Accumulation units outstanding	330,003	37,030	130,683	437,708
Annuitized units outstanding	—	—	—	—
Total units outstanding	330,003	37,030	130,683	437,708

Statements of Operations
Year ended December 31, 2021
	American Funds Insurance Series Managed Risk Growth Fund Class P2 Division	American Funds Insurance Series Managed Risk International Fund Class P2 Division	American Funds Insurance Series New World Fund Class 2 Division	American Funds Insurance Series New World Fund Class 4 Division

Net investment income (loss)
Investment income:
Dividends	$28,698	$1,873	$18,084	$36,797

Expenses:
Mortality and expense risks	34,322	2,597	27,384	33,931
Administrative charges	7,416	516	2,639	7,467
Separate account rider charges	—	—	630	—
Net investment income (loss)	(13,040)	(1,240)	(12,569)	(4,601)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	81,435	623	146,655	118,400
Capital gains distributions	200,379	—	71,367	155,602
Total realized gains (losses) on investments	281,814	623	218,022	274,002

Change in net unrealized appreciation (depreciation)
of investments	305,590	(17,218)	(131,773)	(155,541)

Net gains (losses) on investments	574,364	(17,835)	73,680	113,860

Net increase (decrease) in net assets resulting from operations	$574,364	$(17,835)	$73,680	$113,860

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	American Funds Insurance Series Washington Mutual Investors Class 2 Division (1)	American Funds Insurance Series Washington Mutual Investors Class 4 Division (2)	BlackRock 60/40 Target Allocation Class III Division	BlackRock Advantage SMID Cap Class III Division (3)

Assets
Investments in shares of mutual funds, at fair value	$4,239,983	$12,243,883	$6,037,414	$2,453,040
Total assets	4,239,983	12,243,883	6,037,414	2,453,040
Total liabilities	—	—	—	—
Net assets	$4,239,983	$12,243,883	$6,037,414	$2,453,040

Net assets
Applicable to accumulation units	$4,239,983	$12,243,883	$6,037,414	$2,453,040
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$4,239,983	$12,243,883	$6,037,414	$2,453,040

Investments in shares of mutual funds, at cost	$3,222,405	$9,422,994	$6,059,489	$3,309,517

Shares of mutual funds owned	237,801	691,354	433,100	232,076

Accumulation units outstanding	226,752	775,948	416,023	148,218
Annuitized units outstanding	—	—	—	—
Total units outstanding	226,752	775,948	416,023	148,218

Statements of Operations
Year ended December 31, 2021
	American Funds Insurance Series Washington Mutual Investors Class 2 Division (1)	American Funds Insurance Series Washington Mutual Investors Class 4 Division (2)	BlackRock 60/40 Target Allocation Class III Division	BlackRock Advantage SMID Cap Class III Division (3)

Net investment income (loss)
Investment income:
Dividends	$56,712	$141,495	$100,085	$27,811

Expenses:
Mortality and expense risks	49,238	74,507	24,612	14,800
Administrative charges	4,908	15,911	5,689	3,240
Separate account rider charges	4,299	—	9	—
Net investment income (loss)	(1,733)	51,077	69,775	9,771

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	92,113	226,331	101,978	(43,594)
Capital gains distributions	—	—	415,310	1,126,046
Total realized gains (losses) on investments	92,113	226,331	517,288	1,082,452

Change in net unrealized appreciation (depreciation)
of investments	815,221	2,160,409	(231,949)	(868,280)

Net gains (losses) on investments	905,601	2,437,817	355,114	223,943

Net increase (decrease) in net assets resulting from operations	$905,601	$2,437,817	$355,114	$223,943

(1) Represented the operations of American Funds Insurance Series Blue Chip Income and Growth Fund Class 2 Division until June 7, 2021.
(2) Represented the operations of American Funds Insurance Series Blue Chip Income and Growth Fund Class 4 Division until June 7, 2021.
(3) Represented the operations of BlackRock Advantage U.S. Total Market Class III Division until June 7, 2021.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	BlackRock Global Allocation Class III Division	Blue Chip Class 3 Division (1)	BNY Mellon IP MidCap Stock Service Shares Division	BNY Mellon IP Technology Growth Service Shares Division

Assets
Investments in shares of mutual funds, at fair value	$4,163,321	$6,984,897	$973,646	$11,866,529
Total assets	4,163,321	6,984,897	973,646	11,866,529
Total liabilities	—	—	—	—
Net assets	$4,163,321	$6,984,897	$973,646	$11,866,529

Net assets
Applicable to accumulation units	$4,163,321	$6,984,897	$973,646	$11,866,529
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$4,163,321	$6,984,897	$973,646	$11,866,529

Investments in shares of mutual funds, at cost	$4,526,436	$6,917,266	$751,864	$8,598,907

Shares of mutual funds owned	289,522	545,269	39,515	366,025

Accumulation units outstanding	300,374	624,900	68,310	156,687
Annuitized units outstanding	—	—	—	—
Total units outstanding	300,374	624,900	68,310	156,687

Statements of Operations
Year ended December 31, 2021
	BlackRock Global Allocation Class III Division	Blue Chip Class 3 Division (1)	BNY Mellon IP MidCap Stock Service Shares Division	BNY Mellon IP Technology Growth Service Shares Division

Net investment income (loss)
Investment income:
Dividends	$31,501	$—	$3,565	$—

Expenses:
Mortality and expense risks	29,251	14,919	6,215	155,517
Administrative charges	5,159	2,902	1,237	18,664
Separate account rider charges	691	—	—	5,125
Net investment income (loss)	(3,600)	(17,821)	(3,887)	(179,306)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	105,267	21,619	11,397	1,153,798
Capital gains distributions	682,728	46,707	5,117	1,804,514
Total realized gains (losses) on investments	787,995	68,326	16,514	2,958,312

Change in net unrealized appreciation (depreciation)
of investments	(627,100)	67,631	158,590	(1,495,499)

Net gains (losses) on investments	157,295	118,136	171,217	1,283,507

Net increase (decrease) in net assets resulting from operations	$157,295	$118,136	$171,217	$1,283,507

(1) Commenced operations June 7, 2021.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	Calvert EAFE International Index Class F Division	Calvert Investment Grade Bond Portfolio Class F Division	Calvert Russell 2000 Small Cap Index Class F Division	Calvert S&P MidCap 400 Index Class F Division

Assets
Investments in shares of mutual funds, at fair value	$3,162,999	$5,038,981	$6,437,873	$8,698,121
Total assets	3,162,999	5,038,981	6,437,873	8,698,121
Total liabilities	—	—	—	—
Net assets	$3,162,999	$5,038,981	$6,437,873	$8,698,121

Net assets
Applicable to accumulation units	$3,162,999	$5,038,981	$6,437,873	$8,698,121
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$3,162,999	$5,038,981	$6,437,873	$8,698,121

Investments in shares of mutual funds, at cost	$2,759,740	$5,198,635	$5,581,982	$6,956,350

Shares of mutual funds owned	31,092	92,272	65,207	60,099

Accumulation units outstanding	262,867	449,044	429,858	547,572
Annuitized units outstanding	—	—	—	—
Total units outstanding	262,867	449,044	429,858	547,572

Statements of Operations
Year ended December 31, 2021
	Calvert EAFE International Index Class F Division	Calvert Investment Grade Bond Portfolio Class F Division	Calvert Russell 2000 Small Cap Index Class F Division	Calvert S&P MidCap 400 Index Class F Division

Net investment income (loss)
Investment income:
Dividends	$51,181	$115,843	$45,033	$65,247

Expenses:
Mortality and expense risks	16,747	26,455	37,047	53,269
Administrative charges	4,093	6,439	8,292	11,289
Separate account rider charges	—	—	—	—
Net investment income (loss)	30,341	82,949	(306)	689

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	39,000	(3,413)	113,831	261,405
Capital gains distributions	—	—	165,954	221,556
Total realized gains (losses) on investments	39,000	(3,413)	279,785	482,961

Change in net unrealized appreciation (depreciation)
of investments	162,435	(185,521)	261,094	993,671

Net gains (losses) on investments	231,776	(105,985)	540,573	1,477,321

Net increase (decrease) in net assets resulting from operations	$231,776	$(105,985)	$540,573	$1,477,321

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	ClearBridge Small Cap Growth Class II Division	Columbia Limited Duration Credit Class 2 Division	Columbia Small Cap Value Class 2 Division	Core Plus Bond Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$5,877,911	$5,303,971	$3,001,068	$110,485,363
Total assets	5,877,911	5,303,971	3,001,068	110,485,363
Total liabilities	—	—	—	—
Net assets	$5,877,911	$5,303,971	$3,001,068	$110,485,363

Net assets
Applicable to accumulation units	$5,877,911	$5,303,971	$3,001,068	$110,485,363
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$5,877,911	$5,303,971	$3,001,068	$110,485,363

Investments in shares of mutual funds, at cost	$5,755,564	$5,386,685	$2,557,806	$110,108,075

Shares of mutual funds owned	173,851	541,774	145,824	9,624,161

Accumulation units outstanding	296,172	486,336	211,056	4,798,719
Annuitized units outstanding	—	—	—	—
Total units outstanding	296,172	486,336	211,056	4,798,719

Statements of Operations
Year ended December 31, 2021
	ClearBridge Small Cap Growth Class II Division	Columbia Limited Duration Credit Class 2 Division	Columbia Small Cap Value Class 2 Division	Core Plus Bond Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$—	$64,163	$10,659	$2,986,194

Expenses:
Mortality and expense risks	31,760	35,514	13,980	1,381,702
Administrative charges	7,138	6,090	3,014	115,565
Separate account rider charges	—	89	—	24,908
Net investment income (loss)	(38,898)	22,470	(6,335)	1,464,019

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	228,679	10,350	26,105	1,381,745
Capital gains distributions	717,152	—	—	2,852,512
Total realized gains (losses) on investments	945,831	10,350	26,105	4,234,257

Change in net unrealized appreciation (depreciation)
of investments	(501,467)	(124,054)	347,204	(7,822,161)

Net gains (losses) on investments	405,466	(91,234)	366,974	(2,123,885)

Net increase (decrease) in net assets resulting from operations	$405,466	$(91,234)	$366,974	$(2,123,885)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	Delaware Small Cap Value Service Class Division	Diversified Balanced Class 1 Division	Diversified Balanced Class 2 Division	Diversified Balanced Managed Volatility Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$2,931,741	$23,297,357	$963,138,474	$184,037,476
Total assets	2,931,741	23,297,357	963,138,474	184,037,476
Total liabilities	—	—	—	—
Net assets	$2,931,741	$23,297,357	$963,138,474	$184,037,476

Net assets
Applicable to accumulation units	$2,931,741	$23,297,357	$963,138,474	$184,037,476
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$2,931,741	$23,297,357	$963,138,474	$184,037,476

Investments in shares of mutual funds, at cost	$2,358,213	$20,439,226	$779,054,140	$150,332,741

Shares of mutual funds owned	64,776	1,286,436	53,065,480	12,753,810

Accumulation units outstanding	143,313	1,611,253	44,423,504	11,703,243
Annuitized units outstanding	—	—	—	—
Total units outstanding	143,313	1,611,253	44,423,504	11,703,243

Statements of Operations
Year ended December 31, 2021
	Delaware Small Cap Value Service Class Division	Diversified Balanced Class 1 Division	Diversified Balanced Class 2 Division	Diversified Balanced Managed Volatility Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$17,293	$501,895	$18,317,614	$3,179,820

Expenses:
Mortality and expense risks	34,646	274,622	12,213,959	2,302,262
Administrative charges	3,739	10,452	1,465,846	279,149
Separate account rider charges	1,651	—	224,852	46,697
Net investment income (loss)	(22,743)	216,821	4,412,957	551,712

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	25,451	470,471	41,578,264	6,886,286
Capital gains distributions	—	1,225,980	50,492,900	4,023,368
Total realized gains (losses) on investments	25,451	1,696,451	92,071,164	10,909,654

Change in net unrealized appreciation (depreciation)
of investments	713,759	291,852	(9,861,190)	3,544,005

Net gains (losses) on investments	716,467	2,205,124	86,622,931	15,005,371

Net increase (decrease) in net assets resulting from operations	$716,467	$2,205,124	$86,622,931	$15,005,371

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	Diversified Balanced Volatility Control Class 2 Division	Diversified Growth Class 2 Division	Diversified Growth Managed Volatility Class 2 Division	Diversified Growth Volatility Control Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$229,832,565	$3,973,660,862	$388,997,410	$1,277,224,858
Total assets	229,832,565	3,973,660,862	388,997,410	1,277,224,858
Total liabilities	—	—	—	—
Net assets	$229,832,565	$3,973,660,862	$388,997,410	$1,277,224,858

Net assets
Applicable to accumulation units	$229,832,565	$3,973,660,862	$388,997,410	$1,277,224,858
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$229,832,565	$3,973,660,862	$388,997,410	$1,277,224,858

Investments in shares of mutual funds, at cost	$197,998,534	$2,912,911,357	$296,319,291	$1,049,034,629

Shares of mutual funds owned	17,319,711	183,286,940	24,840,192	90,776,464

Accumulation units outstanding	17,007,550	157,551,456	22,587,318	88,928,498
Annuitized units outstanding	—	—	—	—
Total units outstanding	17,007,550	157,551,456	22,587,318	88,928,498

Statements of Operations
Year ended December 31, 2021
	Diversified Balanced Volatility Control Class 2 Division	Diversified Growth Class 2 Division	Diversified Growth Managed Volatility Class 2 Division	Diversified Growth Volatility Control Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$2,770,577	$68,289,856	$6,061,825	$13,791,266

Expenses:
Mortality and expense risks	2,606,282	49,336,056	4,781,405	14,270,159
Administrative charges	312,790	5,921,018	583,639	1,712,619
Separate account rider charges	—	620,830	144,111	—
Net investment income (loss)	(148,495)	12,411,952	552,670	(2,191,512)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,430,952	180,919,031	14,589,482	5,601,723
Capital gains distributions	3,313,923	182,438,592	9,206,644	17,234,779
Total realized gains (losses) on investments	4,744,875	363,357,623	23,796,126	22,836,502

Change in net unrealized appreciation (depreciation)
of investments	12,371,027	111,392,040	20,001,377	109,734,383

Net gains (losses) on investments	16,967,407	487,161,615	44,350,173	130,379,373

Net increase (decrease) in net assets resulting from operations	$16,967,407	$487,161,615	$44,350,173	$130,379,373

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	Diversified Income Class 2 Division	Diversified International Class 1 Division	DWS Alternative Asset Allocation Class B Division	DWS Equity 500 Index Class B2 Division

Assets
Investments in shares of mutual funds, at fair value	$326,041,854	$102,535,128	$108,264	$3,105,756
Total assets	326,041,854	102,535,128	108,264	3,105,756
Total liabilities	—	—	—	—
Net assets	$326,041,854	$102,535,128	$108,264	$3,105,756

Net assets
Applicable to accumulation units	$326,041,854	$102,535,128	$108,264	$3,105,756
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$326,041,854	$102,535,128	$108,264	$3,105,756

Investments in shares of mutual funds, at cost	$292,759,562	$70,756,787	$98,261	$2,134,012

Shares of mutual funds owned	21,436,019	5,348,729	7,165	102,738

Accumulation units outstanding	21,020,386	3,078,631	8,988	148,383
Annuitized units outstanding	—	—	—	—
Total units outstanding	21,020,386	3,078,631	8,988	148,383

Statements of Operations
Year ended December 31, 2021
	Diversified Income Class 2 Division	Diversified International Class 1 Division	DWS Alternative Asset Allocation Class B Division	DWS Equity 500 Index Class B2 Division

Net investment income (loss)
Investment income:
Dividends	$6,078,264	$1,334,072	$1,353	$33,438

Expenses:
Mortality and expense risks	4,120,708	1,272,500	788	27,990
Administrative charges	494,543	82,326	126	4,562
Separate account rider charges	39,245	3,666	—	—
Net investment income (loss)	1,423,768	(24,420)	439	886

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	13,231,068	5,583,169	250	159,863
Capital gains distributions	7,434,677	489,448	—	133,898
Total realized gains (losses) on investments	20,665,745	6,072,617	250	293,761

Change in net unrealized appreciation (depreciation)
of investments	(4,653,233)	2,447,512	7,126	421,499

Net gains (losses) on investments	17,436,280	8,495,709	7,815	716,146

Net increase (decrease) in net assets resulting from operations	$17,436,280	$8,495,709	$7,815	$716,146

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	DWS Small Mid Cap Value Class B Division	EQ Convertible Securities Class IB Division	EQ GAMCO Small Company Value Class IB Division	EQ Micro Cap Class IB Division

Assets
Investments in shares of mutual funds, at fair value	$1,968,215	$916,483	$261,599	$1,110,514
Total assets	1,968,215	916,483	261,599	1,110,514
Total liabilities	—	—	—	—
Net assets	$1,968,215	$916,483	$261,599	$1,110,514

Net assets
Applicable to accumulation units	$1,968,215	$916,483	$261,599	$1,110,514
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$1,968,215	$916,483	$261,599	$1,110,514

Investments in shares of mutual funds, at cost	$1,686,868	$1,189,024	$231,227	$1,455,408

Shares of mutual funds owned	127,310	87,284	3,547	98,537

Accumulation units outstanding	128,602	60,736	17,873	62,354
Annuitized units outstanding	—	—	—	—
Total units outstanding	128,602	60,736	17,873	62,354

Statements of Operations
Year ended December 31, 2021
	DWS Small Mid Cap Value Class B Division	EQ Convertible Securities Class IB Division	EQ GAMCO Small Company Value Class IB Division	EQ Micro Cap Class IB Division

Net investment income (loss)
Investment income:
Dividends	$12,819	$99,010	$1,537	$—

Expenses:
Mortality and expense risks	17,039	3,700	1,174	10,596
Administrative charges	2,359	764	279	1,360
Separate account rider charges	631	117	—	—
Net investment income (loss)	(7,210)	94,429	84	(11,956)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(13,516)	11,919	4,771	(9,387)
Capital gains distributions	—	171,543	16,839	301,901
Total realized gains (losses) on investments	(13,516)	183,462	21,610	292,514

Change in net unrealized appreciation (depreciation)
of investments	378,506	(291,599)	14,977	(347,142)

Net gains (losses) on investments	357,780	(13,708)	36,671	(66,584)

Net increase (decrease) in net assets resulting from operations	$357,780	$(13,708)	$36,671	$(66,584)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	EQ SmartBeta Equity Class IB Division	EQ Socially Responsible Class IB Division	Equity Income Class 1 Division	Equity Income Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$417,284	$759,637	$221,633,377	$13,075,836
Total assets	417,284	759,637	221,633,377	13,075,836
Total liabilities	—	—	—	—
Net assets	$417,284	$759,637	$221,633,377	$13,075,836

Net assets
Applicable to accumulation units	$417,284	$759,637	$221,445,968	$13,075,836
Applicable to contracts in annuitization period	—	—	187,409	—
Total net assets	$417,284	$759,637	$221,633,377	$13,075,836

Investments in shares of mutual funds, at cost	$351,085	$674,264	$157,396,777	$10,587,173

Shares of mutual funds owned	22,991	36,876	6,471,048	386,060

Accumulation units outstanding	28,609	44,571	9,078,811	799,320
Annuitized units outstanding	—	—	12,288	—
Total units outstanding	28,609	44,571	9,091,099	799,320

Statements of Operations
Year ended December 31, 2021
	EQ SmartBeta Equity Class IB Division	EQ Socially Responsible Class IB Division	Equity Income Class 1 Division	Equity Income Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$4,864	$3,162	$4,327,769	$208,479

Expenses:
Mortality and expense risks	2,398	4,928	2,711,674	77,712
Administrative charges	532	707	227,896	15,975
Separate account rider charges	—	801	9,487	—
Net investment income (loss)	1,934	(3,274)	1,378,712	114,792

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	4,563	45,274	15,815,520	220,059
Capital gains distributions	23,135	8,722	124,878	6,520
Total realized gains (losses) on investments	27,698	53,996	15,940,398	226,579

Change in net unrealized appreciation (depreciation)
of investments	42,230	68,325	24,786,854	1,616,973

Net gains (losses) on investments	71,862	119,047	42,105,964	1,958,344

Net increase (decrease) in net assets resulting from operations	$71,862	$119,047	$42,105,964	$1,958,344

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	Fidelity VIP Contrafund Service Class Division	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Service Class 2 Division	Fidelity VIP Freedom 2020 Service Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$44,412,650	$70,396,734	$30,400,329	$2,554,911
Total assets	44,412,650	70,396,734	30,400,329	2,554,911
Total liabilities	—	—	—	—
Net assets	$44,412,650	$70,396,734	$30,400,329	$2,554,911

Net assets
Applicable to accumulation units	$44,412,650	$70,396,734	$30,400,329	$2,554,911
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$44,412,650	$70,396,734	$30,400,329	$2,554,911

Investments in shares of mutual funds, at cost	$28,610,032	$48,818,408	$25,766,823	$2,447,939

Shares of mutual funds owned	822,456	1,340,635	1,203,021	166,878

Accumulation units outstanding	755,830	1,906,597	958,833	192,279
Annuitized units outstanding	—	—	—	—
Total units outstanding	755,830	1,906,597	958,833	192,279

Statements of Operations
Year ended December 31, 2021
	Fidelity VIP Contrafund Service Class Division	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Service Class 2 Division	Fidelity VIP Freedom 2020 Service Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$20,265	$17,332	$482,117	$21,209

Expenses:
Mortality and expense risks	522,642	720,425	368,394	10,338
Administrative charges	20,908	96,841	25,111	2,585
Separate account rider charges	—	8,298	2,359	—
Net investment income (loss)	(523,285)	(808,232)	86,253	8,286

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	3,030,403	3,026,584	696,777	8,435
Capital gains distributions	5,180,641	8,191,303	3,345,118	50,546
Total realized gains (losses) on investments	8,211,044	11,217,887	4,041,895	58,981

Change in net unrealized appreciation (depreciation)
of investments	1,981,140	4,441,526	1,911,139	54,256

Net gains (losses) on investments	9,668,899	14,851,181	6,039,287	121,523

Net increase (decrease) in net assets resulting from operations	$9,668,899	$14,851,181	$6,039,287	$121,523

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	Fidelity VIP Freedom 2030 Service Class 2 Division	Fidelity VIP Freedom 2040 Service Class 2 Division	Fidelity VIP Freedom 2050 Service Class 2 Division	Fidelity VIP Government Money Market Initial Class Division

Assets
Investments in shares of mutual funds, at fair value	$3,145,209	$2,641,857	$1,636,047	$31,672,306
Total assets	3,145,209	2,641,857	1,636,047	31,672,306
Total liabilities	—	—	—	—
Net assets	$3,145,209	$2,641,857	$1,636,047	$31,672,306

Net assets
Applicable to accumulation units	$3,145,209	$2,641,857	$1,636,047	$31,672,306
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$3,145,209	$2,641,857	$1,636,047	$31,672,306

Investments in shares of mutual funds, at cost	$2,931,412	$2,222,802	$1,580,136	$31,672,288

Shares of mutual funds owned	176,598	91,636	62,492	31,672,306

Accumulation units outstanding	223,706	172,901	107,005	8,088,645
Annuitized units outstanding	—	—	—	—
Total units outstanding	223,706	172,901	107,005	8,088,645

Statements of Operations
Year ended December 31, 2021
	Fidelity VIP Freedom 2030 Service Class 2 Division	Fidelity VIP Freedom 2040 Service Class 2 Division	Fidelity VIP Freedom 2050 Service Class 2 Division	Fidelity VIP Government Money Market Initial Class Division

Net investment income (loss)
Investment income:
Dividends	$25,645	$17,729	$9,513	$3,654

Expenses:
Mortality and expense risks	12,289	11,889	5,082	407,096
Administrative charges	3,073	2,973	1,271	31,382
Separate account rider charges	—	—	—	5,508
Net investment income (loss)	10,283	2,867	3,160	(440,332)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	14,111	4,126	74,339	—
Capital gains distributions	79,449	79,290	31,808	—
Total realized gains (losses) on investments	93,560	83,416	106,147	—

Change in net unrealized appreciation (depreciation)
of investments	101,502	194,594	(8,716)	18

Net gains (losses) on investments	205,345	280,877	100,591	(440,314)

Net increase (decrease) in net assets resulting from operations	$205,345	$280,877	$100,591	$(440,314)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	Fidelity VIP Government Money Market Service Class 2 Division	Fidelity VIP Growth Service Class Division	Fidelity VIP Growth Service Class 2 Division	Fidelity VIP Mid Cap Service Class Division

Assets
Investments in shares of mutual funds, at fair value	$19,568,998	$20,127,287	$15,813,851	$138,446
Total assets	19,568,998	20,127,287	15,813,851	138,446
Total liabilities	—	—	—	—
Net assets	$19,568,998	$20,127,287	$15,813,851	$138,446

Net assets
Applicable to accumulation units	$19,568,998	$20,127,287	$15,813,851	$138,446
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$19,568,998	$20,127,287	$15,813,851	$138,446

Investments in shares of mutual funds, at cost	$19,568,998	$14,338,868	$11,526,868	$139,570

Shares of mutual funds owned	19,568,998	197,908	159,061	3,407

Accumulation units outstanding	1,974,977	436,822	259,762	6,676
Annuitized units outstanding	—	—	—	—
Total units outstanding	1,974,977	436,822	259,762	6,676

Statements of Operations
Year ended December 31, 2021
	Fidelity VIP Government Money Market Service Class 2 Division	Fidelity VIP Growth Service Class Division	Fidelity VIP Growth Service Class 2 Division	Fidelity VIP Mid Cap Service Class Division

Net investment income (loss)
Investment income:
Dividends	$1,906	$—	$—	$670

Expenses:
Mortality and expense risks	165,633	243,325	195,477	1,255
Administrative charges	28,617	9,734	23,460	—
Separate account rider charges	—	—	7,980	—
Net investment income (loss)	(192,344)	(253,059)	(226,917)	(585)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	—	1,341,703	1,146,250	18,444
Capital gains distributions	—	4,058,545	3,278,414	20,945
Total realized gains (losses) on investments	—	5,400,248	4,424,664	39,389

Change in net unrealized appreciation (depreciation)
of investments	—	(1,394,454)	(1,200,531)	(13,671)

Net gains (losses) on investments	(192,344)	3,752,735	2,997,216	25,133

Net increase (decrease) in net assets resulting from operations	$(192,344)	$3,752,735	$2,997,216	$25,133

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	Fidelity VIP Mid Cap Service Class 2 Division	Fidelity VIP Overseas Service Class 2 Division	Franklin Global Real Estate VIP Class 2 Division	Franklin Income VIP Class 4 Division

Assets
Investments in shares of mutual funds, at fair value	$31,247,062	$24,906,237	$2,131,672	$3,670,686
Total assets	31,247,062	24,906,237	2,131,672	3,670,686
Total liabilities	—	—	—	—
Net assets	$31,247,062	$24,906,237	$2,131,672	$3,670,686

Net assets
Applicable to accumulation units	$31,247,062	$24,906,237	$2,131,672	$3,670,686
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$31,247,062	$24,906,237	$2,131,672	$3,670,686

Investments in shares of mutual funds, at cost	$26,182,791	$17,749,473	$1,916,068	$3,391,735

Shares of mutual funds owned	793,274	860,616	122,019	213,040

Accumulation units outstanding	1,095,312	997,561	154,315	293,447
Annuitized units outstanding	—	—	—	—
Total units outstanding	1,095,312	997,561	154,315	293,447

Statements of Operations
Year ended December 31, 2021
	Fidelity VIP Mid Cap Service Class 2 Division	Fidelity VIP Overseas Service Class 2 Division	Franklin Global Real Estate VIP Class 2 Division	Franklin Income VIP Class 4 Division

Net investment income (loss)
Investment income:
Dividends	$107,023	$78,754	$16,056	$121,475

Expenses:
Mortality and expense risks	324,590	296,511	15,947	16,952
Administrative charges	44,747	37,114	2,560	4,213
Separate account rider charges	11,819	1,568	13	—
Net investment income (loss)	(274,133)	(256,439)	(2,464)	100,310

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,101,253	1,828,346	(5,256)	(532)
Capital gains distributions	4,868,270	1,829,832	41,310	—
Total realized gains (losses) on investments	5,969,523	3,658,178	36,054	(532)

Change in net unrealized appreciation (depreciation)
of investments	553,301	650,912	367,540	281,524

Net gains (losses) on investments	6,248,691	4,052,651	401,130	381,302

Net increase (decrease) in net assets resulting from operations	$6,248,691	$4,052,651	$401,130	$381,302

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	Franklin Rising Dividends VIP Class 4 Division	Franklin Small Cap Value VIP Class 2 Division	Franklin U.S. Government Fund Class 2 Division	Goldman Sachs VIT Mid Cap Value Institutional Shares Division

Assets
Investments in shares of mutual funds, at fair value	$7,326,383	$3,855,571	$2,443,680	$12,777,267
Total assets	7,326,383	3,855,571	2,443,680	12,777,267
Total liabilities	—	—	—	—
Net assets	$7,326,383	$3,855,571	$2,443,680	$12,777,267

Net assets
Applicable to accumulation units	$7,326,383	$3,855,571	$2,443,680	$12,777,267
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$7,326,383	$3,855,571	$2,443,680	$12,777,267

Investments in shares of mutual funds, at cost	$5,726,483	$3,325,513	$2,531,162	$10,384,429

Shares of mutual funds owned	206,435	219,816	211,208	654,573

Accumulation units outstanding	389,848	117,643	239,555	304,488
Annuitized units outstanding	—	—	—	—
Total units outstanding	389,848	117,643	239,555	304,488

Statements of Operations
Year ended December 31, 2021
	Franklin Rising Dividends VIP Class 4 Division	Franklin Small Cap Value VIP Class 2 Division	Franklin U.S. Government Fund Class 2 Division	Goldman Sachs VIT Mid Cap Value Institutional Shares Division

Net investment income (loss)
Investment income:
Dividends	$44,734	$41,559	$59,108	$56,834

Expenses:
Mortality and expense risks	41,165	50,215	14,569	157,271
Administrative charges	8,393	5,814	3,635	18,661
Separate account rider charges	—	1,922	—	3,286
Net investment income (loss)	(4,824)	(16,392)	40,904	(122,384)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	53,996	(114,922)	(14,275)	231,003
Capital gains distributions	176,585	110,043	—	1,672,590
Total realized gains (losses) on investments	230,581	(4,879)	(14,275)	1,903,593

Change in net unrealized appreciation (depreciation)
of investments	1,048,899	820,831	(89,677)	1,412,811

Net gains (losses) on investments	1,274,656	799,560	(63,048)	3,194,020

Net increase (decrease) in net assets resulting from operations	$1,274,656	$799,560	$(63,048)	$3,194,020

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	Goldman Sachs VIT Mid Cap Value Service Shares Division	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares Division	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division	Goldman Sachs VIT Small Cap Equity Insights Service Shares Division

Assets
Investments in shares of mutual funds, at fair value	$2,648,683	$604,408	$6,058,366	$1,224,758
Total assets	2,648,683	604,408	6,058,366	1,224,758
Total liabilities	—	—	—	—
Net assets	$2,648,683	$604,408	$6,058,366	$1,224,758

Net assets
Applicable to accumulation units	$2,648,683	$604,408	$6,058,366	$1,224,758
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$2,648,683	$604,408	$6,058,366	$1,224,758

Investments in shares of mutual funds, at cost	$2,269,887	$590,314	$5,782,923	$1,266,048

Shares of mutual funds owned	134,314	61,927	463,177	94,722

Accumulation units outstanding	158,750	53,872	177,218	80,557
Annuitized units outstanding	—	—	—	—
Total units outstanding	158,750	53,872	177,218	80,557

Statements of Operations
Year ended December 31, 2021
	Goldman Sachs VIT Mid Cap Value Service Shares Division	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares Division	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division	Goldman Sachs VIT Small Cap Equity Insights Service Shares Division

Net investment income (loss)
Investment income:
Dividends	$5,063	$8,974	$27,741	$2,774

Expenses:
Mortality and expense risks	16,994	2,798	76,862	6,760
Administrative charges	3,306	680	9,001	1,408
Separate account rider charges	—	—	1,614	—
Net investment income (loss)	(15,237)	5,496	(59,736)	(5,394)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	27,773	1,586	189,004	15,937
Capital gains distributions	337,488	—	1,308,618	259,959
Total realized gains (losses) on investments	365,261	1,586	1,497,622	275,896

Change in net unrealized appreciation (depreciation)
of investments	201,865	7,863	(229,174)	(112,112)

Net gains (losses) on investments	551,889	14,945	1,208,712	158,390

Net increase (decrease) in net assets resulting from operations	$551,889	$14,945	$1,208,712	$158,390

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	Government & High Quality Bond Class 1 Division	Guggenheim Floating Rate Strategies Series F Division	Guggenheim Investments Global Managed Futures Strategy Division	Guggenheim Investments Long Short Equity Division

Assets
Investments in shares of mutual funds, at fair value	$73,053,777	$3,508,955	$180,772	$305,432
Total assets	73,053,777	3,508,955	180,772	305,432
Total liabilities	—	—	—	—
Net assets	$73,053,777	$3,508,955	$180,772	$305,432

Net assets
Applicable to accumulation units	$73,053,777	$3,508,955	$180,772	$305,432
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$73,053,777	$3,508,955	$180,772	$305,432

Investments in shares of mutual funds, at cost	$77,520,053	$3,617,447	$185,493	$246,624

Shares of mutual funds owned	7,706,095	143,810	11,124	17,246

Accumulation units outstanding	6,566,751	324,638	18,540	24,240
Annuitized units outstanding	—	—	—	—
Total units outstanding	6,566,751	324,638	18,540	24,240

Statements of Operations
Year ended December 31, 2021
	Government & High Quality Bond Class 1 Division	Guggenheim Floating Rate Strategies Series F Division	Guggenheim Investments Global Managed Futures Strategy Division	Guggenheim Investments Long Short Equity Division

Net investment income (loss)
Investment income:
Dividends	$1,728,828	$74,403	$—	$1,585

Expenses:
Mortality and expense risks	925,151	31,823	1,794	2,118
Administrative charges	69,937	4,077	280	352
Separate account rider charges	7,355	138	—	28
Net investment income (loss)	726,385	38,365	(2,074)	(913)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(638,521)	(49,050)	298	1,003
Capital gains distributions	—	—	2,348	—
Total realized gains (losses) on investments	(638,521)	(49,050)	2,646	1,003

Change in net unrealized appreciation (depreciation)
of investments	(2,095,875)	49,204	(631)	52,092

Net gains (losses) on investments	(2,008,011)	38,519	(59)	52,182

Net increase (decrease) in net assets resulting from operations	$(2,008,011)	$38,519	$(59)	$52,182

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	Guggenheim Investments Multi-Hedge Strategies Division	International Emerging Markets Class 1 Division	Invesco American Franchise Series I Division	Invesco American Value Series I Division (1)

Assets
Investments in shares of mutual funds, at fair value	$711,487	$39,901,341	$5,220,893	$3,908,584
Total assets	711,487	39,901,341	5,220,893	3,908,584
Total liabilities	—	—	—	—
Net assets	$711,487	$39,901,341	$5,220,893	$3,908,584

Net assets
Applicable to accumulation units	$711,487	$39,901,341	$5,220,893	$3,908,584
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$711,487	$39,901,341	$5,220,893	$3,908,584

Investments in shares of mutual funds, at cost	$659,436	$32,677,798	$3,909,135	$3,696,262

Shares of mutual funds owned	26,342	2,028,538	58,907	194,167

Accumulation units outstanding	63,358	1,177,628	138,929	374,216
Annuitized units outstanding	—	—	—	—
Total units outstanding	63,358	1,177,628	138,929	374,216

Statements of Operations
Year ended December 31, 2021
	Guggenheim Investments Multi-Hedge Strategies Division	International Emerging Markets Class 1 Division	Invesco American Franchise Series I Division	Invesco American Value Series I Division (1)

Net investment income (loss)
Investment income:
Dividends	$—	$185,594	$—	$17,068

Expenses:
Mortality and expense risks	7,122	524,899	69,314	33,041
Administrative charges	997	47,044	2,773	3,965
Separate account rider charges	106	2,692	—	497
Net investment income (loss)	(8,225)	(389,041)	(72,087)	(20,435)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	5,213	1,707,539	579,594	8,604
Capital gains distributions	16,565	629,650	634,564	—
Total realized gains (losses) on investments	21,778	2,337,189	1,214,158	8,604

Change in net unrealized appreciation (depreciation)
of investments	27,507	(2,033,774)	(574,815)	212,322

Net gains (losses) on investments	41,060	(85,626)	567,256	200,491

Net increase (decrease) in net assets resulting from operations	$41,060	$(85,626)	$567,256	$200,491

(1) Commenced operations April 29, 2021.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	Invesco Balanced-Risk Allocation Series II Division	Invesco Core Equity Series I Division	Invesco Discovery Mid Cap Growth Series I Division (1)	Invesco Health Care Series I Division

Assets
Investments in shares of mutual funds, at fair value	$927,784	$15,437,434	$1,126,444	$7,332,083
Total assets	927,784	15,437,434	1,126,444	7,332,083
Total liabilities	—	—	—	—
Net assets	$927,784	$15,437,434	$1,126,444	$7,332,083

Net assets
Applicable to accumulation units	$927,784	$15,437,434	$1,126,444	$7,332,083
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$927,784	$15,437,434	$1,126,444	$7,332,083

Investments in shares of mutual funds, at cost	$932,138	$13,227,788	$790,602	$6,151,724

Shares of mutual funds owned	87,942	408,506	9,827	216,541

Accumulation units outstanding	71,533	539,010	64,428	225,044
Annuitized units outstanding	—	—	—	—
Total units outstanding	71,533	539,010	64,428	225,044

Statements of Operations
Year ended December 31, 2021
	Invesco Balanced-Risk Allocation Series II Division	Invesco Core Equity Series I Division	Invesco Discovery Mid Cap Growth Series I Division (1)	Invesco Health Care Series I Division

Net investment income (loss)
Investment income:
Dividends	$26,452	$98,168	$—	$14,433

Expenses:
Mortality and expense risks	6,394	185,871	15,195	89,369
Administrative charges	1,171	7,436	608	4,525
Separate account rider charges	—	—	—	324
Net investment income (loss)	18,887	(95,139)	(15,803)	(79,785)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(1,627)	543,039	112,395	19,436
Capital gains distributions	28,460	336,233	121,956	750,738
Total realized gains (losses) on investments	26,833	879,272	234,351	770,174

Change in net unrealized appreciation (depreciation)
of investments	11,546	2,641,322	(22,757)	51,063

Net gains (losses) on investments	57,266	3,425,455	195,791	741,452

Net increase (decrease) in net assets resulting from operations	$57,266	$3,425,455	$195,791	$741,452

(1) Represented the operations of Invesco Oppenheimer Discovery Mid Cap Growth Series I Division until June 7, 2021.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	Invesco Health Care Series II Division	Invesco International Growth Series I Division	Invesco International Growth Series II Division	Invesco Main Street Small Cap Series II Division (1)

Assets
Investments in shares of mutual funds, at fair value	$8,307,958	$6,122,558	$3,000,907	$487,114
Total assets	8,307,958	6,122,558	3,000,907	487,114
Total liabilities	—	—	—	—
Net assets	$8,307,958	$6,122,558	$3,000,907	$487,114

Net assets
Applicable to accumulation units	$8,307,958	$6,122,558	$3,000,907	$487,114
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$8,307,958	$6,122,558	$3,000,907	$487,114

Investments in shares of mutual funds, at cost	$7,727,274	$5,328,325	$2,826,541	$379,693

Shares of mutual funds owned	262,744	147,852	73,696	15,800

Accumulation units outstanding	491,521	387,142	227,979	20,204
Annuitized units outstanding	—	—	—	—
Total units outstanding	491,521	387,142	227,979	20,204

Statements of Operations
Year ended December 31, 2021
	Invesco Health Care Series II Division	Invesco International Growth Series I Division	Invesco International Growth Series II Division	Invesco Main Street Small Cap Series II Division (1)

Net investment income (loss)
Investment income:
Dividends	$218	$81,830	$29,617	$877

Expenses:
Mortality and expense risks	44,950	81,875	19,805	6,016
Administrative charges	9,628	9,826	4,072	241
Separate account rider charges	—	2,028	—	—
Net investment income (loss)	(54,360)	(11,899)	5,740	(5,380)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	118,495	213,189	53,652	25,267
Capital gains distributions	840,049	432,157	190,810	30,681
Total realized gains (losses) on investments	958,544	645,346	244,462	55,948

Change in net unrealized appreciation (depreciation)
of investments	(201,161)	(342,551)	(134,939)	40,519

Net gains (losses) on investments	703,023	290,896	115,263	91,087

Net increase (decrease) in net assets resulting from operations	$703,023	$290,896	$115,263	$91,087

(1) Represented the operations of Invesco Oppenheimer Main Street Small Cap Series II Division until June 7, 2021.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	Invesco Small Cap Equity Series I Division	Invesco Technology Series I Division	Janus Henderson Balanced Service Shares Division (1)	Janus Henderson Enterprise Service Shares Division

Assets
Investments in shares of mutual funds, at fair value	$6,720,371	$3,677,031	$4,580,994	$10,355,419
Total assets	6,720,371	3,677,031	4,580,994	10,355,419
Total liabilities	—	—	—	—
Net assets	$6,720,371	$3,677,031	$4,580,994	$10,355,419

Net assets
Applicable to accumulation units	$6,720,371	$3,677,031	$4,580,994	$10,355,419
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$6,720,371	$3,677,031	$4,580,994	$10,355,419

Investments in shares of mutual funds, at cost	$5,275,236	$2,760,822	$4,425,519	$7,234,409

Shares of mutual funds owned	286,095	96,561	86,206	111,963

Accumulation units outstanding	162,612	135,470	418,418	278,083
Annuitized units outstanding	—	—	—	—
Total units outstanding	162,612	135,470	418,418	278,083

Statements of Operations
Year ended December 31, 2021
	Invesco Small Cap Equity Series I Division	Invesco Technology Series I Division	Janus Henderson Balanced Service Shares Division (1)	Janus Henderson Enterprise Service Shares Division

Net investment income (loss)
Investment income:
Dividends	$11,161	$—	$11,512	$24,703

Expenses:
Mortality and expense risks	86,920	47,764	9,744	129,578
Administrative charges	8,595	1,911	2,065	5,184
Separate account rider charges	3,064	—	—	—
Net investment income (loss)	(87,418)	(49,675)	(297)	(110,059)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	423,561	400,693	1,984	595,438
Capital gains distributions	353,255	343,835	—	931,864
Total realized gains (losses) on investments	776,816	744,528	1,984	1,527,302

Change in net unrealized appreciation (depreciation)
of investments	498,680	(226,597)	155,475	37,948

Net gains (losses) on investments	1,188,078	468,256	157,162	1,455,191

Net increase (decrease) in net assets resulting from operations	$1,188,078	$468,256	$157,162	$1,455,191

(1) Commenced operations June 7, 2021.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	Janus Henderson Flexible Bond Service Shares Division	Janus Henderson Global Technology and Innovation Service Shares Division	LargeCap Growth I Class 1 Division	LargeCap S&P 500 Index Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$9,275,362	$8,081,814	$210,316,503	$115,615,572
Total assets	9,275,362	8,081,814	210,316,503	115,615,572
Total liabilities	—	—	—	—
Net assets	$9,275,362	$8,081,814	$210,316,503	$115,615,572

Net assets
Applicable to accumulation units	$9,275,362	$8,081,814	$210,316,503	$115,615,572
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$9,275,362	$8,081,814	$210,316,503	$115,615,572

Investments in shares of mutual funds, at cost	$9,527,557	$7,616,143	$141,902,073	$75,704,667

Shares of mutual funds owned	698,973	386,505	4,007,555	4,528,616

Accumulation units outstanding	803,313	396,734	2,860,932	3,459,885
Annuitized units outstanding	—	—	—	—
Total units outstanding	803,313	396,734	2,860,932	3,459,885

Statements of Operations
Year ended December 31, 2021
	Janus Henderson Flexible Bond Service Shares Division	Janus Henderson Global Technology and Innovation Service Shares Division	LargeCap Growth I Class 1 Division	LargeCap S&P 500 Index Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$195,795	$36,700	$—	$1,499,154

Expenses:
Mortality and expense risks	69,311	36,339	2,450,853	1,314,768
Administrative charges	11,686	8,701	144,249	100,899
Separate account rider charges	793	—	9,976	16,394
Net investment income (loss)	114,005	(8,340)	(2,605,078)	67,093

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	22,120	193,623	14,435,702	10,236,894
Capital gains distributions	151,371	684,958	24,118,858	8,998,776
Total realized gains (losses) on investments	173,491	878,581	38,554,560	19,235,670

Change in net unrealized appreciation (depreciation)
of investments	(437,566)	(99,018)	2,042,037	6,592,230

Net gains (losses) on investments	(150,070)	771,223	37,991,519	25,894,993

Net increase (decrease) in net assets resulting from operations	$(150,070)	$771,223	$37,991,519	$25,894,993

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	LargeCap S&P 500 Index Class 2 Division	MFS International Intrinsic Value Service Class Division	MFS New Discovery Service Class Division	MFS Utilities Service Class Division

Assets
Investments in shares of mutual funds, at fair value	$46,636,053	$10,791,311	$7,906,838	$16,805,569
Total assets	46,636,053	10,791,311	7,906,838	16,805,569
Total liabilities	—	—	—	—
Net assets	$46,636,053	$10,791,311	$7,906,838	$16,805,569

Net assets
Applicable to accumulation units	$46,636,053	$10,791,311	$7,906,838	$16,805,569
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$46,636,053	$10,791,311	$7,906,838	$16,805,569

Investments in shares of mutual funds, at cost	$38,410,620	$8,608,333	$7,870,558	$13,668,952

Shares of mutual funds owned	1,855,792	291,973	398,530	447,194

Accumulation units outstanding	2,485,273	660,788	378,229	746,520
Annuitized units outstanding	—	—	—	—
Total units outstanding	2,485,273	660,788	378,229	746,520

Statements of Operations
Year ended December 31, 2021
	LargeCap S&P 500 Index Class 2 Division	MFS International Intrinsic Value Service Class Division	MFS New Discovery Service Class Division	MFS Utilities Service Class Division

Net investment income (loss)
Investment income:
Dividends	$509,651	$14,166	$—	$234,944

Expenses:
Mortality and expense risks	250,444	98,899	67,399	164,850
Administrative charges	56,266	14,155	12,061	22,823
Separate account rider charges	—	734	2,164	3,096
Net investment income (loss)	202,941	(99,622)	(81,624)	44,175

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	770,575	418,495	359,833	260,445
Capital gains distributions	3,352,891	274,693	1,506,515	529,553
Total realized gains (losses) on investments	4,123,466	693,188	1,866,348	789,998

Change in net unrealized appreciation (depreciation)
of investments	4,522,618	292,724	(1,745,048)	989,483

Net gains (losses) on investments	8,849,025	886,290	39,676	1,823,656

Net increase (decrease) in net assets resulting from operations	$8,849,025	$886,290	$39,676	$1,823,656

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	MFS Value Service Class Division	MidCap Class 1 Division	MidCap Class 2 Division (1)	Neuberger Berman AMT Mid Cap Growth Portfolio Class S Division

Assets
Investments in shares of mutual funds, at fair value	$4,416,030	$369,568,432	$13,298,615	$4,638,714
Total assets	4,416,030	369,568,432	13,298,615	4,638,714
Total liabilities	—	—	—	—
Net assets	$4,416,030	$369,568,432	$13,298,615	$4,638,714

Net assets
Applicable to accumulation units	$4,416,030	$369,568,432	$13,298,615	$4,638,714
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$4,416,030	$369,568,432	$13,298,615	$4,638,714

Investments in shares of mutual funds, at cost	$3,498,974	$276,949,302	$12,013,834	$3,693,315

Shares of mutual funds owned	182,783	4,943,398	179,979	128,782

Accumulation units outstanding	112,639	2,177,069	915,973	222,846
Annuitized units outstanding	—	—	—	—
Total units outstanding	112,639	2,177,069	915,973	222,846

Statements of Operations
Year ended December 31, 2021
	MFS Value Service Class Division	MidCap Class 1 Division	MidCap Class 2 Division (1)	Neuberger Berman AMT Mid Cap Growth Portfolio Class S Division

Net investment income (loss)
Investment income:
Dividends	$49,031	$459,751	$—	$—

Expenses:
Mortality and expense risks	55,453	4,320,169	47,551	45,151
Administrative charges	6,655	272,563	11,109	6,869
Separate account rider charges	766	2,223	—	282
Net investment income (loss)	(13,843)	(4,135,204)	(58,660)	(52,302)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	217,449	11,560,471	58,684	266,144
Capital gains distributions	96,374	23,180,018	564,315	531,162
Total realized gains (losses) on investments	313,823	34,740,489	622,999	797,306

Change in net unrealized appreciation (depreciation)
of investments	640,972	45,478,947	1,006,680	(263,250)

Net gains (losses) on investments	940,952	76,084,232	1,571,019	481,754

Net increase (decrease) in net assets resulting from operations	$940,952	$76,084,232	$1,571,019	$481,754

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	Neuberger Berman AMT Sustainable Equity Class I Division	Neuberger Berman AMT Sustainable Equity Class S Division	PIMCO All Asset Administrative Class Division	PIMCO All Asset Advisor Class Division

Assets
Investments in shares of mutual funds, at fair value	$6,992,997	$99,217	$2,317,141	$265,218
Total assets	6,992,997	99,217	2,317,141	265,218
Total liabilities	—	—	—	—
Net assets	$6,992,997	$99,217	$2,317,141	$265,218

Net assets
Applicable to accumulation units	$6,992,997	$99,217	$2,317,141	$265,218
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$6,992,997	$99,217	$2,317,141	$265,218

Investments in shares of mutual funds, at cost	$4,945,172	$82,350	$2,102,962	$248,094

Shares of mutual funds owned	188,847	2,673	201,315	22,746

Accumulation units outstanding	161,386	6,202	114,784	20,278
Annuitized units outstanding	—	—	—	—
Total units outstanding	161,386	6,202	114,784	20,278

Statements of Operations
Year ended December 31, 2021
	Neuberger Berman AMT Sustainable Equity Class I Division	Neuberger Berman AMT Sustainable Equity Class S Division	PIMCO All Asset Administrative Class Division	PIMCO All Asset Advisor Class Division

Net investment income (loss)
Investment income:
Dividends	$25,443	$163	$263,548	$23,182

Expenses:
Mortality and expense risks	86,181	480	29,660	1,540
Administrative charges	10,343	120	3,560	318
Separate account rider charges	1,741	—	272	—
Net investment income (loss)	(72,822)	(437)	230,056	21,324

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	360,864	1,476	52,619	563
Capital gains distributions	130,098	1,789	—	—
Total realized gains (losses) on investments	490,962	3,265	52,619	563

Change in net unrealized appreciation (depreciation)
of investments	933,096	11,115	35,780	4,756

Net gains (losses) on investments	1,351,236	13,943	318,455	26,643

Net increase (decrease) in net assets resulting from operations	$1,351,236	$13,943	$318,455	$26,643

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	PIMCO Commodity Real Return Strategy Class M Division	PIMCO Emerging Market Bond Administrative Class Division (1)	PIMCO High Yield Administrative Class Division	PIMCO Low Duration Advisor Class Division

Assets
Investments in shares of mutual funds, at fair value	$422,876	$293,056	$23,370,194	$4,900,906
Total assets	422,876	293,056	23,370,194	4,900,906
Total liabilities	—	—	—	—
Net assets	$422,876	$293,056	$23,370,194	$4,900,906

Net assets
Applicable to accumulation units	$422,876	$293,056	$23,370,194	$4,900,906
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$422,876	$293,056	$23,370,194	$4,900,906

Investments in shares of mutual funds, at cost	$397,941	$300,608	$22,959,382	$4,941,379

Shares of mutual funds owned	55,133	23,407	2,943,350	479,072

Accumulation units outstanding	37,946	29,854	1,557,712	475,413
Annuitized units outstanding	—	—	—	—
Total units outstanding	37,946	29,854	1,557,712	475,413

Statements of Operations
Year ended December 31, 2021
	PIMCO Commodity Real Return Strategy Class M Division	PIMCO Emerging Market Bond Administrative Class Division (1)	PIMCO High Yield Administrative Class Division	PIMCO Low Duration Advisor Class Division

Net investment income (loss)
Investment income:
Dividends	$10,248	$2,993	$959,906	$18,354

Expenses:
Mortality and expense risks	1,460	399	228,732	30,555
Administrative charges	276	99	32,374	6,212
Separate account rider charges	—	—	2,494	—
Net investment income (loss)	8,512	2,495	696,306	(18,413)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,287	(71)	205,424	2,586
Capital gains distributions	—	—	—	—
Total realized gains (losses) on investments	1,287	(71)	205,424	2,586

Change in net unrealized appreciation (depreciation)
of investments	23,549	(7,552)	(388,982)	(69,113)

Net gains (losses) on investments	33,348	(5,128)	512,748	(84,940)

Net increase (decrease) in net assets resulting from operations	$33,348	$(5,128)	$512,748	$(84,940)

(1) Commenced operations June 7, 2021

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	PIMCO Total Return Administrative Class Division	Principal Capital Appreciation Class 1 Division	Principal Capital Appreciation Class 2 Division	Principal LifeTime 2010 Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$30,374,822	$101,111,700	$12,807,579	$14,299,347
Total assets	30,374,822	101,111,700	12,807,579	14,299,347
Total liabilities	—	—	—	—
Net assets	$30,374,822	$101,111,700	$12,807,579	$14,299,347

Net assets
Applicable to accumulation units	$30,374,822	$101,111,700	$12,807,579	$14,299,347
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$30,374,822	$101,111,700	$12,807,579	$14,299,347

Investments in shares of mutual funds, at cost	$31,374,922	$63,008,071	$10,045,381	$13,495,831

Shares of mutual funds owned	2,822,939	2,414,896	310,939	1,066,320

Accumulation units outstanding	2,380,618	3,265,459	664,110	690,047
Annuitized units outstanding	—	—	—	—
Total units outstanding	2,380,618	3,265,459	664,110	690,047

Statements of Operations
Year ended December 31, 2021
	PIMCO Total Return Administrative Class Division	Principal Capital Appreciation Class 1 Division	Principal Capital Appreciation Class 2 Division	Principal LifeTime 2010 Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$533,388	$822,569	$80,243	$249,636

Expenses:
Mortality and expense risks	290,977	1,239,231	67,778	188,890
Administrative charges	43,873	114,579	15,404	20,492
Separate account rider charges	2,605	13,257	—	1,732
Net investment income (loss)	195,933	(544,498)	(2,939)	38,522

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(12,523)	8,292,718	236,354	496,382
Capital gains distributions	1,246,223	3,716,940	428,323	789,085
Total realized gains (losses) on investments	1,233,700	12,009,658	664,677	1,285,467

Change in net unrealized appreciation (depreciation)
of investments	(2,124,101)	11,470,267	1,730,771	(652,736)

Net gains (losses) on investments	(694,468)	22,935,427	2,392,509	671,253

Net increase (decrease) in net assets resulting from operations	$(694,468)	$22,935,427	$2,392,509	$671,253

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	Principal LifeTime 2020 Class 1 Division	Principal LifeTime 2030 Class 1 Division	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2050 Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$75,498,375	$59,022,903	$16,395,629	$11,673,751
Total assets	75,498,375	59,022,903	16,395,629	11,673,751
Total liabilities	—	—	—	—
Net assets	$75,498,375	$59,022,903	$16,395,629	$11,673,751

Net assets
Applicable to accumulation units	$75,498,375	$59,022,903	$16,395,629	$11,673,751
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$75,498,375	$59,022,903	$16,395,629	$11,673,751

Investments in shares of mutual funds, at cost	$66,269,368	$47,272,523	$12,413,193	$8,626,087

Shares of mutual funds owned	4,970,268	3,783,519	822,248	595,600

Accumulation units outstanding	3,068,941	2,227,767	571,061	413,255
Annuitized units outstanding	—	—	—	—
Total units outstanding	3,068,941	2,227,767	571,061	413,255

Statements of Operations
Year ended December 31, 2021
	Principal LifeTime 2020 Class 1 Division	Principal LifeTime 2030 Class 1 Division	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2050 Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$1,263,492	$797,115	$208,699	$130,217

Expenses:
Mortality and expense risks	962,352	736,865	202,433	141,183
Administrative charges	108,254	85,262	23,408	17,252
Separate account rider charges	6,475	5,340	1,684	422
Net investment income (loss)	186,411	(30,352)	(18,826)	(28,640)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	3,233,158	1,501,551	861,735	478,938
Capital gains distributions	4,361,100	2,066,201	528,666	364,058
Total realized gains (losses) on investments	7,594,258	3,567,752	1,390,401	842,996

Change in net unrealized appreciation (depreciation)
of investments	(1,938,203)	2,921,190	785,756	878,648

Net gains (losses) on investments	5,842,466	6,458,590	2,157,331	1,693,004

Net increase (decrease) in net assets resulting from operations	$5,842,466	$6,458,590	$2,157,331	$1,693,004

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	Principal LifeTime Strategic Income Class 1 Division	Real Estate Securities Class 1 Division	Real Estate Securities Class 2 Division	Rydex Basic Materials Division

Assets
Investments in shares of mutual funds, at fair value	$9,167,218	$68,804,820	$11,374,862	$798,907
Total assets	9,167,218	68,804,820	11,374,862	798,907
Total liabilities	—	—	—	—
Net assets	$9,167,218	$68,804,820	$11,374,862	$798,907

Net assets
Applicable to accumulation units	$9,167,218	$68,804,820	$11,374,862	$798,907
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$9,167,218	$68,804,820	$11,374,862	$798,907

Investments in shares of mutual funds, at cost	$8,623,279	$56,856,833	$9,508,699	$632,251

Shares of mutual funds owned	726,404	2,772,152	457,557	7,540

Accumulation units outstanding	507,977	746,406	645,358	51,117
Annuitized units outstanding	—	—	—	—
Total units outstanding	507,977	746,406	645,358	51,117

Statements of Operations
Year ended December 31, 2021
	Principal LifeTime Strategic Income Class 1 Division	Real Estate Securities Class 1 Division	Real Estate Securities Class 2 Division	Rydex Basic Materials Division

Net investment income (loss)
Investment income:
Dividends	$174,133	$892,859	$110,760	$3,592

Expenses:
Mortality and expense risks	118,693	781,410	62,208	4,983
Administrative charges	12,655	62,128	12,922	910
Separate account rider charges	839	9,225	—	—
Net investment income (loss)	41,946	40,096	35,630	(2,301)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	215,310	1,862,691	28,049	5,660
Capital gains distributions	386,185	4,042,479	570,584	15,923
Total realized gains (losses) on investments	601,495	5,905,170	598,633	21,583

Change in net unrealized appreciation (depreciation)
of investments	(348,436)	14,500,793	2,200,883	88,418

Net gains (losses) on investments	295,005	20,446,059	2,835,146	107,700

Net increase (decrease) in net assets resulting from operations	$295,005	$20,446,059	$2,835,146	$107,700

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	Rydex Commodities Strategy Division	Rydex NASDAQ 100 Division	SAM Balanced Portfolio Class 1 Division	SAM Balanced Portfolio Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$1,261,500	$14,216,715	$414,419,215	$38,820,113
Total assets	1,261,500	14,216,715	414,419,215	38,820,113
Total liabilities	—	—	—	—
Net assets	$1,261,500	$14,216,715	$414,419,215	$38,820,113

Net assets
Applicable to accumulation units	$1,261,500	$14,216,715	$414,419,215	$38,820,113
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$1,261,500	$14,216,715	$414,419,215	$38,820,113

Investments in shares of mutual funds, at cost	$1,146,295	$10,786,373	$351,744,976	$34,359,618

Shares of mutual funds owned	14,485	195,070	22,883,446	2,176,015

Accumulation units outstanding	157,557	583,407	18,730,943	2,697,888
Annuitized units outstanding	—	—	—	—
Total units outstanding	157,557	583,407	18,730,943	2,697,888

Statements of Operations
Year ended December 31, 2021
	Rydex Commodities Strategy Division	Rydex NASDAQ 100 Division	SAM Balanced Portfolio Class 1 Division	SAM Balanced Portfolio Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$—	$—	$6,420,124	$468,398

Expenses:
Mortality and expense risks	9,925	82,479	5,239,920	239,160
Administrative charges	1,311	17,810	578,235	48,925
Separate account rider charges	317	—	42,622	—
Net investment income (loss)	(11,553)	(100,289)	559,347	180,313

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	55,933	491,580	3,536,104	225,286
Capital gains distributions	—	936,447	8,656,011	724,746
Total realized gains (losses) on investments	55,933	1,428,027	12,192,115	950,032

Change in net unrealized appreciation (depreciation)
of investments	202,131	1,281,407	35,443,245	2,522,564

Net gains (losses) on investments	246,511	2,609,145	48,194,707	3,652,909

Net increase (decrease) in net assets resulting from operations	$246,511	$2,609,145	$48,194,707	$3,652,909

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 2 Division	SAM Conservative Growth Portfolio Class 1 Division	SAM Conservative Growth Portfolio Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$95,296,005	$16,588,125	$87,461,092	$29,662,831
Total assets	95,296,005	16,588,125	87,461,092	29,662,831
Total liabilities	—	—	—	—
Net assets	$95,296,005	$16,588,125	$87,461,092	$29,662,831

Net assets
Applicable to accumulation units	$95,296,005	$16,588,125	$87,461,092	$29,662,831
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$95,296,005	$16,588,125	$87,461,092	$29,662,831

Investments in shares of mutual funds, at cost	$84,365,910	$15,194,257	$65,105,546	$24,319,362

Shares of mutual funds owned	7,001,911	1,237,920	3,523,815	1,216,188

Accumulation units outstanding	4,795,933	1,244,468	3,601,516	1,902,871
Annuitized units outstanding	—	—	—	—
Total units outstanding	4,795,933	1,244,468	3,601,516	1,902,871

Statements of Operations
Year ended December 31, 2021
	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 2 Division	SAM Conservative Growth Portfolio Class 1 Division	SAM Conservative Growth Portfolio Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$1,767,068	$255,099	$1,034,526	$279,161

Expenses:
Mortality and expense risks	1,225,760	106,636	1,101,318	187,497
Administrative charges	136,556	21,662	118,229	38,348
Separate account rider charges	18,231	—	24,390	—
Net investment income (loss)	386,521	126,801	(209,411)	53,316

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	419,403	183,227	3,023,202	344,108
Capital gains distributions	1,245,315	201,688	1,706,843	545,881
Total realized gains (losses) on investments	1,664,718	384,915	4,730,045	889,989

Change in net unrealized appreciation (depreciation)
of investments	5,706,477	607,749	8,727,794	2,755,447

Net gains (losses) on investments	7,757,716	1,119,465	13,248,428	3,698,752

Net increase (decrease) in net assets resulting from operations	$7,757,716	$1,119,465	$13,248,428	$3,698,752

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	SAM Flexible Income Portfolio Class 1 Division	SAM Flexible Income Portfolio Class 2 Division	SAM Strategic Growth Portfolio Class 1 Division	SAM Strategic Growth Portfolio Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$106,959,642	$33,155,068	$55,573,185	$23,377,291
Total assets	106,959,642	33,155,068	55,573,185	23,377,291
Total liabilities	—	—	—	—
Net assets	$106,959,642	$33,155,068	$55,573,185	$23,377,291

Net assets
Applicable to accumulation units	$106,959,642	$33,155,068	$55,573,185	$23,377,291
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$106,959,642	$33,155,068	$55,573,185	$23,377,291

Investments in shares of mutual funds, at cost	$102,427,772	$32,342,207	$39,779,876	$19,004,729

Shares of mutual funds owned	8,121,461	2,550,390	1,978,397	846,390

Accumulation units outstanding	5,790,262	2,650,338	2,186,209	1,430,428
Annuitized units outstanding	—	—	—	—
Total units outstanding	5,790,262	2,650,338	2,186,209	1,430,428

Statements of Operations
Year ended December 31, 2021
	SAM Flexible Income Portfolio Class 1 Division	SAM Flexible Income Portfolio Class 2 Division	SAM Strategic Growth Portfolio Class 1 Division	SAM Strategic Growth Portfolio Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$2,521,560	$671,713	$516,351	$167,069

Expenses:
Mortality and expense risks	1,365,266	197,436	676,584	137,775
Administrative charges	138,916	41,292	72,508	26,854
Separate account rider charges	15,624	—	36,696	—
Net investment income (loss)	1,001,754	432,985	(269,437)	2,440

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(6,023)	207,337	1,516,863	344,476
Capital gains distributions	1,642,263	474,137	1,167,496	464,489
Total realized gains (losses) on investments	1,636,240	681,474	2,684,359	808,965

Change in net unrealized appreciation (depreciation)
of investments	3,160,298	307,971	6,561,036	2,002,467

Net gains (losses) on investments	5,798,292	1,422,430	8,975,958	2,813,872

Net increase (decrease) in net assets resulting from operations	$5,798,292	$1,422,430	$8,975,958	$2,813,872

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	Short-Term Income Class 1 Division	SmallCap Class 1 Division	SmallCap Class 2 Division	T. Rowe Price Blue Chip Growth Portfolio II Division

Assets
Investments in shares of mutual funds, at fair value	$64,485,405	$100,279,428	$5,281,838	$43,230,327
Total assets	64,485,405	100,279,428	5,281,838	43,230,327
Total liabilities	—	—	—	—
Net assets	$64,485,405	$100,279,428	$5,281,838	$43,230,327

Net assets
Applicable to accumulation units	$64,485,405	$100,279,428	$5,281,838	$43,230,327
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$64,485,405	$100,279,428	$5,281,838	$43,230,327

Investments in shares of mutual funds, at cost	$65,428,987	$74,736,827	$4,439,960	$32,827,359

Shares of mutual funds owned	25,488,302	5,001,468	265,019	856,555

Accumulation units outstanding	5,399,888	2,577,861	326,035	1,422,406
Annuitized units outstanding	—	—	—	—
Total units outstanding	5,399,888	2,577,861	326,035	1,422,406

Statements of Operations
Year ended December 31, 2021
	Short-Term Income Class 1 Division	SmallCap Class 1 Division	SmallCap Class 2 Division	T. Rowe Price Blue Chip Growth Portfolio II Division

Net investment income (loss)
Investment income:
Dividends	$1,028,722	$315,062	$6,998	$—

Expenses:
Mortality and expense risks	838,523	1,280,318	33,316	417,595
Administrative charges	90,297	90,947	6,802	59,797
Separate account rider charges	2,713	12,602	—	14,689
Net investment income (loss)	97,189	(1,068,805)	(33,120)	(492,081)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	78,018	4,727,603	249,198	3,495,279
Capital gains distributions	306,812	3,100,210	143,461	4,738,514
Total realized gains (losses) on investments	384,830	7,827,813	392,659	8,233,793

Change in net unrealized appreciation (depreciation)
of investments	(1,884,009)	10,941,581	311,342	(1,991,142)

Net gains (losses) on investments	(1,401,990)	17,700,589	670,881	5,750,570

Net increase (decrease) in net assets resulting from operations	$(1,401,990)	$17,700,589	$670,881	$5,750,570

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	T. Rowe Price Health Sciences Portfolio II Division	Templeton Global Bond VIP Class 4 Division	Templeton Growth VIP Class 2 Division	The Merger Fund Division

Assets
Investments in shares of mutual funds, at fair value	$26,785,423	$2,781,797	$611,513	$401,354
Total assets	26,785,423	2,781,797	611,513	401,354
Total liabilities	—	—	—	—
Net assets	$26,785,423	$2,781,797	$611,513	$401,354

Net assets
Applicable to accumulation units	$26,785,423	$2,781,797	$611,513	$401,354
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$26,785,423	$2,781,797	$611,513	$401,354

Investments in shares of mutual funds, at cost	$18,938,412	$3,154,911	$573,070	$396,931

Shares of mutual funds owned	437,742	206,671	52,762	34,100

Accumulation units outstanding	276,268	322,062	23,228	34,054
Annuitized units outstanding	—	—	—	—
Total units outstanding	276,268	322,062	23,228	34,054

Statements of Operations
Year ended December 31, 2021
	T. Rowe Price Health Sciences Portfolio II Division	Templeton Global Bond VIP Class 4 Division	Templeton Growth VIP Class 2 Division	The Merger Fund Division

Net investment income (loss)
Investment income:
Dividends	$—	$—	$7,172	$—

Expenses:
Mortality and expense risks	348,361	26,299	5,427	2,607
Administrative charges	41,808	4,105	—	595
Separate account rider charges	8,584	43	—	—
Net investment income (loss)	(398,753)	(30,447)	1,745	(3,202)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,832,271	(203,875)	(12,571)	4,392
Capital gains distributions	1,697,855	—	—	18,594
Total realized gains (losses) on investments	3,530,126	(203,875)	(12,571)	22,986

Change in net unrealized appreciation (depreciation)
of investments	(119,333)	54,137	36,418	(18,644)

Net gains (losses) on investments	3,012,040	(180,185)	25,592	1,140

Net increase (decrease) in net assets resulting from operations	$3,012,040	$(180,185)	$25,592	$1,140

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	TOPS Aggressive Growth ETF Portfolio Investor Class Division	TOPS Balanced ETF Portfolio Investor Class Division	TOPS Conservative ETF Portfolio Investor Class Division	TOPS Growth ETF Portfolio Investor Class Division

Assets
Investments in shares of mutual funds, at fair value	$1,181,722	$2,083,501	$1,216,205	$1,395,333
Total assets	1,181,722	2,083,501	1,216,205	1,395,333
Total liabilities	—	—	—	—
Net assets	$1,181,722	$2,083,501	$1,216,205	$1,395,333

Net assets
Applicable to accumulation units	$1,181,722	$2,083,501	$1,216,205	$1,395,333
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$1,181,722	$2,083,501	$1,216,205	$1,395,333

Investments in shares of mutual funds, at cost	$920,673	$1,907,739	$1,158,581	$1,198,868

Shares of mutual funds owned	56,006	135,733	87,876	66,603

Accumulation units outstanding	84,206	167,170	102,890	102,566
Annuitized units outstanding	—	—	—	—
Total units outstanding	84,206	167,170	102,890	102,566

Statements of Operations
Year ended December 31, 2021
	TOPS Aggressive Growth ETF Portfolio Investor Class Division	TOPS Balanced ETF Portfolio Investor Class Division	TOPS Conservative ETF Portfolio Investor Class Division	TOPS Growth ETF Portfolio Investor Class Division

Net investment income (loss)
Investment income:
Dividends	$4,632	$10,427	$8,403	$4,572

Expenses:
Mortality and expense risks	6,417	8,092	6,272	6,206
Administrative charges	1,565	2,013	1,246	1,448
Separate account rider charges	—	38	1,139	254
Net investment income (loss)	(3,350)	284	(254)	(3,336)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	42,843	2,642	1,271	10,121
Capital gains distributions	—	—	—	—
Total realized gains (losses) on investments	42,843	2,642	1,271	10,121

Change in net unrealized appreciation (depreciation)
of investments	135,052	95,866	34,060	114,058

Net gains (losses) on investments	174,545	98,792	35,077	120,843

Net increase (decrease) in net assets resulting from operations	$174,545	$98,792	$35,077	$120,843

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2021
	TOPS Moderate Growth ETF Portfolio Investor Class Division	VanEck Global Resources Class S Division (1)

Assets
Investments in shares of mutual funds, at fair value	$514,878	$4,588,547
Total assets	514,878	4,588,547
Total liabilities	—	—
Net assets	$514,878	$4,588,547

Net assets
Applicable to accumulation units	$514,878	$4,588,547
Applicable to contracts in annuitization period	—	—
Total net assets	$514,878	$4,588,547

Investments in shares of mutual funds, at cost	$444,226	$3,687,098

Shares of mutual funds owned	31,395	180,014

Accumulation units outstanding	39,115	407,303
Annuitized units outstanding	—	—
Total units outstanding	39,115	407,303

Statements of Operations
Year ended December 31, 2021
	TOPS Moderate Growth ETF Portfolio Investor Class Division	VanEck Global Resources Class S Division (1)

Net investment income (loss)
Investment income:
Dividends	$3,414	$14,323

Expenses:
Mortality and expense risks	2,477	55,149
Administrative charges	602	6,199
Separate account rider charges	—	1,435
Net investment income (loss)	335	(48,460)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,261	323,073
Capital gains distributions	—	—
Total realized gains (losses) on investments	1,261	323,073

Change in net unrealized appreciation (depreciation)
of investments	39,362	444,308

Net gains (losses) on investments	40,958	718,921

Net increase (decrease) in net assets resulting from operations	$40,958	$718,921

(1) Represented the operations of VanEck Global Hard Assets Class S Division until June 7, 2021.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	AllianceBernstein Small Cap Growth Class A Division	AllianceBernstein Small/Mid Cap Value Class A Division	Alps/Red Rocks Global Opportunity Portfolio Class III Division	American Century VP Capital Appreciation Class I Division

Net assets as of January 1, 2020	$4,548,893	$4,879,162	$527,254	$1,666,093

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(63,662)	(15,164)	72,450	(23,482)
Total realized gains (losses) on investments	843,793	(104,643)	10,396	245,945
Change in net unrealized appreciation (depreciation)
of investments	1,209,132	53,716	(6,599)	362,525
Net gains (losses) on investments	1,989,263	(66,091)	76,247	584,988
Net increase (decrease) in net assets resulting from operations	1,989,263	(66,091)	76,247	584,988
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	467,009	407,450	287,796	206,109
Administration charges	(95)	—	(1,769)	(865)
Contingent sales charges	(3,482)	(1,337)	(7)	(453)
Contract terminations	(705,772)	(289,623)	(350)	(91,807)
Death benefit payments	(233)	(45,972)	—	—
Flexible withdrawal option payments	(27,215)	(21,600)	(1,590)	(15,167)
Transfers to other contracts	(914,241)	(827,930)	(141,053)	(425,295)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,184,029)	(779,012)	143,027	(327,478)
Total increase (decrease)	805,234	(845,103)	219,274	257,510
Net assets as of December 31, 2020	5,354,127	4,034,059	746,528	1,923,603

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(72,771)	(34,289)	46,586	(25,359)
Total realized gains (losses) on investments	1,785,754	77,286	49,188	348,634
Change in net unrealized appreciation (depreciation)
of investments	(1,283,567)	1,299,436	91,897	(142,223)
Net gains (losses) on investments	429,416	1,342,433	187,671	181,052
Net increase (decrease) in net assets resulting from operations	429,416	1,342,433	187,671	181,052
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	588,702	1,740,028	567,227	61,440
Administration charges	(66)	—	(2,800)	(792)
Contingent sales charges	(1,971)	(2,003)	(161)	(241)
Contract terminations	(703,122)	(718,268)	(20,781)	(85,831)
Death benefit payments	(23,318)	(10,665)	(18,451)	(41,089)
Flexible withdrawal option payments	(28,301)	(44,764)	(3,783)	(18,475)
Transfers to other contracts	(860,357)	(859,536)	(113,979)	(339,795)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,028,433)	104,792	407,272	(424,783)
Total increase (decrease)	(599,017)	1,447,225	594,943	(243,731)
Net assets as of December 31, 2021	$4,755,110	$5,481,284	$1,341,471	$1,679,872

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	American Century VP Disciplined Core Value Class I Division (1)	American Century VP Inflation Protection Class II Division	American Century VP Mid Cap Value Class II Division	American Century VP Ultra Class I Division

Net assets as of January 1, 2020	$9,811,230	$32,718,900	$9,130,144	$3,723,090

Increase (decrease) in net assets
Operations:
Net investment income (loss)	70,800	(14,362)	15,573	(51,496)
Total realized gains (losses) on investments	804,159	(94,748)	(58,688)	807,734
Change in net unrealized appreciation (depreciation)
of investments	58,672	2,395,285	(67,152)	845,013
Net gains (losses) on investments	933,631	2,286,175	(110,267)	1,601,251
Net increase (decrease) in net assets resulting from operations	933,631	2,286,175	(110,267)	1,601,251
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	394,323	7,508,804	724,134	887,702
Administration charges	(429)	(133,182)	(172)	(520)
Contingent sales charges	(816)	(9,514)	(3,032)	(336)
Contract terminations	(491,295)	(1,958,363)	(667,894)	(407,803)
Death benefit payments	(140,564)	(301,310)	(94,331)	(52,817)
Flexible withdrawal option payments	(114,015)	(1,224,209)	(62,394)	(35,754)
Transfers to other contracts	(292,999)	(4,647,808)	(955,036)	(965,358)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(645,795)	(765,582)	(1,058,725)	(574,886)
Total increase (decrease)	287,836	1,520,593	(1,168,992)	1,026,365
Net assets as of December 31, 2020	10,099,066	34,239,493	7,961,152	4,749,455

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11,989)	601,825	(37,181)	(59,175)
Total realized gains (losses) on investments	2,129,682	525,362	369,649	773,175
Change in net unrealized appreciation (depreciation)
of investments	64,229	506,621	1,274,628	174,550
Net gains (losses) on investments	2,181,922	1,633,808	1,607,096	888,550
Net increase (decrease) in net assets resulting from operations	2,181,922	1,633,808	1,607,096	888,550
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	507,628	6,333,021	714,697	220,383
Administration charges	(505)	(127,286)	(143)	(543)
Contingent sales charges	604	(7,574)	(3,133)	(391)
Contract terminations	(804,239)	(2,609,897)	(1,231,761)	(710,761)
Death benefit payments	(119,533)	(416,521)	(38,553)	(3,153)
Flexible withdrawal option payments	(126,681)	(1,212,303)	(68,997)	(34,921)
Transfers to other contracts	(488,729)	(3,475,029)	(591,883)	(342,901)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,031,455)	(1,515,589)	(1,219,773)	(872,287)
Total increase (decrease)	1,150,467	118,219	387,323	16,263
Net assets as of December 31, 2021	$11,249,533	$34,357,712	$8,348,475	$4,765,718

(1) Represented the operations of American Century VP Income & Growth Class I Division until June 7, 2021.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	American Century VP Ultra Class II Division	American Century VP Value Class II Division	American Funds Insurance Series Asset Allocation Fund Class 2 Division	American Funds Insurance Series Asset Allocation Fund Class 4 Division

Net assets as of January 1, 2020	$26,467,436	$14,004,030	$2,711,263	$8,179,899

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(375,396)	109,826	563	56,295
Total realized gains (losses) on investments	5,591,982	997,592	20,871	38,206
Change in net unrealized appreciation (depreciation)
of investments	5,060,975	(1,180,404)	214,903	861,657
Net gains (losses) on investments	10,277,561	(72,986)	236,337	956,158
Net increase (decrease) in net assets resulting from operations	10,277,561	(72,986)	236,337	956,158
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,744,147	1,461,711	369,297	1,952,186
Administration charges	(94,741)	(4,324)	(382)	(18,517)
Contingent sales charges	(9,199)	(1,954)	(515)	(2,200)
Contract terminations	(1,864,481)	(842,929)	(104,815)	(130,187)
Death benefit payments	(297,386)	(53,106)	—	—
Flexible withdrawal option payments	(938,893)	(117,013)	(13,794)	(79,583)
Transfers to other contracts	(6,969,567)	(1,121,299)	(518,465)	(779,270)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(8,430,120)	(678,914)	(268,674)	942,429
Total increase (decrease)	1,847,441	(751,900)	(32,337)	1,898,587
Net assets as of December 31, 2020	28,314,877	13,252,130	2,678,926	10,078,486

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(395,464)	48,487	(1,282)	103,410
Total realized gains (losses) on investments	5,807,748	1,452,168	270,592	571,113
Change in net unrealized appreciation (depreciation)
of investments	7,016	1,436,442	65,390	1,064,657
Net gains (losses) on investments	5,419,300	2,937,097	334,700	1,739,180
Net increase (decrease) in net assets resulting from operations	5,419,300	2,937,097	334,700	1,739,180
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,238,924	1,600,112	1,272,639	7,072,139
Administration charges	(83,089)	(5,901)	(401)	(30,177)
Contingent sales charges	(7,146)	(786)	(2,192)	(2,290)
Contract terminations	(2,549,678)	(930,748)	(782,378)	(219,514)
Death benefit payments	(399,135)	(148,519)	—	(75,532)
Flexible withdrawal option payments	(889,916)	(134,096)	(28,856)	(143,972)
Transfers to other contracts	(4,440,850)	(1,102,315)	(936,781)	(336,320)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(7,130,890)	(722,253)	(477,969)	6,264,334
Total increase (decrease)	(1,711,590)	2,214,844	(143,269)	8,003,514
Net assets as of December 31, 2021	$26,603,287	$15,466,974	$2,535,657	$18,082,000

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	American Funds Insurance Series Global Small Capitalization Fund Class 2 Division	American Funds Insurance Series Global Small Capitalization Fund Class 4 Division	American Funds Insurance Series High-Income Trust Class 2 Division (1)	American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division

Net assets as of January 1, 2020	$1,573,419	$1,433,725	$1,237,229	$2,153,368

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(19,356)	(11,930)	87,461	15,387
Total realized gains (losses) on investments	134,452	88,669	(20,913)	84,864
Change in net unrealized appreciation (depreciation)
of investments	309,690	401,380	745	110,394
Net gains (losses) on investments	424,786	478,119	67,293	210,645
Net increase (decrease) in net assets resulting from operations	424,786	478,119	67,293	210,645
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	127,517	858,529	156,688	2,593,367
Administration charges	(90)	(4,310)	—	(5,456)
Contingent sales charges	(99)	(286)	(19)	(206)
Contract terminations	(20,812)	(26,037)	(23,495)	(14,867)
Death benefit payments	—	—	—	(226,302)
Flexible withdrawal option payments	(8,899)	(5,738)	(9,653)	(26,084)
Transfers to other contracts	(165,641)	(352,008)	(119,163)	(135,918)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(68,024)	470,150	4,358	2,184,534
Total increase (decrease)	356,762	948,269	71,651	2,395,179
Net assets as of December 31, 2020	1,930,181	2,381,994	1,308,880	4,548,547

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(28,418)	(27,177)	45,037	28,092
Total realized gains (losses) on investments	233,483	252,259	(11,517)	21,953
Change in net unrealized appreciation (depreciation)
of investments	(89,676)	(102,359)	62,609	535,002
Net gains (losses) on investments	115,389	122,723	96,129	585,047
Net increase (decrease) in net assets resulting from operations	115,389	122,723	96,129	585,047
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	210,806	2,058,392	755,727	1,815,614
Administration charges	(58)	(8,811)	—	(7,474)
Contingent sales charges	(370)	(947)	(134)	(285)
Contract terminations	(235,058)	(74,332)	(243,122)	(28,719)
Death benefit payments	—	(33,070)	—	(66,071)
Flexible withdrawal option payments	(19,659)	(12,836)	(7,769)	(41,984)
Transfers to other contracts	(199,650)	(500,635)	(374,398)	(126,649)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(243,989)	1,427,761	130,304	1,544,432
Total increase (decrease)	(128,600)	1,550,484	226,433	2,129,479
Net assets as of December 31, 2021	$1,801,581	$3,932,478	$1,535,313	$6,678,026

(1) Represented the operations of American Funds Insurance Series High-Income Bond Class 2 Division until June 7, 2021.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	American Funds Insurance Series Managed Risk Growth Fund Class P2 Division	American Funds Insurance Series Managed Risk International Fund Class P2 Division	American Funds Insurance Series New World Fund Class 2 Division	American Funds Insurance Series New World Fund Class 4 Division

Net assets as of January 1, 2020	$2,093,014	$200,535	$1,786,844	$2,183,210

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,458)	789	(22,600)	(21,937)
Total realized gains (losses) on investments	251,626	(376)	54,066	23,284
Change in net unrealized appreciation (depreciation)
of investments	656,187	5,663	329,663	649,385
Net gains (losses) on investments	905,355	6,076	361,129	650,732
Net increase (decrease) in net assets resulting from operations	905,355	6,076	361,129	650,732
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,836,977	134,802	486,114	1,359,797
Administration charges	(6,828)	(714)	—	(6,192)
Contingent sales charges	(501)	(207)	(650)	(608)
Contract terminations	(30,954)	(10,264)	(142,185)	(39,239)
Death benefit payments	—	(4,894)	—	—
Flexible withdrawal option payments	(25,286)	(509)	(10,645)	(7,859)
Transfers to other contracts	(837,676)	(37,808)	(367,440)	(456,014)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	935,732	80,406	(34,806)	849,885
Total increase (decrease)	1,841,087	86,482	326,323	1,500,617
Net assets as of December 31, 2020	3,934,101	287,017	2,113,167	3,683,827

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13,040)	(1,240)	(12,569)	(4,601)
Total realized gains (losses) on investments	281,814	623	218,022	274,002
Change in net unrealized appreciation (depreciation)
of investments	305,590	(17,218)	(131,773)	(155,541)
Net gains (losses) on investments	574,364	(17,835)	73,680	113,860
Net increase (decrease) in net assets resulting from operations	574,364	(17,835)	73,680	113,860
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,681,234	140,219	451,911	2,954,574
Administration charges	(9,995)	(952)	—	(11,814)
Contingent sales charges	(498)	(4)	(565)	(1,257)
Contract terminations	(58,465)	(837)	(270,683)	(94,151)
Death benefit payments	—	(14,727)	(13,963)	(27,221)
Flexible withdrawal option payments	(28,737)	(2,630)	(21,983)	(14,541)
Transfers to other contracts	(147,156)	(5,287)	(244,742)	(402,404)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	1,436,383	115,782	(100,025)	2,403,186
Total increase (decrease)	2,010,747	97,947	(26,345)	2,517,046
Net assets as of December 31, 2021	$5,944,848	$384,964	$2,086,822	$6,200,873

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	American Funds Insurance Series Washington Mutual Investors Class 2 Division (1)	American Funds Insurance Series Washington Mutual Investors Class 4 Division (2)	BlackRock 60/40 Target Allocation Class III Division	BlackRock Advantage SMID Cap Class III Division (3)

Net assets as of January 1, 2020	$3,398,913	$6,584,481	$799,242	$1,002,094

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7,349	55,365	10,561	13,867
Total realized gains (losses) on investments	(89,181)	(106,619)	28,136	98,799
Change in net unrealized appreciation (depreciation)
of investments	277,225	638,296	151,377	113,119
Net gains (losses) on investments	195,393	587,042	190,074	225,785
Net increase (decrease) in net assets resulting from operations	195,393	587,042	190,074	225,785
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	819,189	2,637,065	717,536	808,122
Administration charges	(103)	(16,103)	(1,831)	(2,718)
Contingent sales charges	(286)	(2,804)	(175)	(1,492)
Contract terminations	(75,005)	(213,224)	(17,396)	(74,788)
Death benefit payments	(31,889)	(7,112)	—	—
Flexible withdrawal option payments	(13,778)	(67,985)	(2,218)	(9,589)
Transfers to other contracts	(729,662)	(895,536)	(110,460)	(93,812)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(31,534)	1,434,301	585,456	625,723
Total increase (decrease)	163,859	2,021,343	775,530	851,508
Net assets as of December 31, 2020	3,562,772	8,605,824	1,574,772	1,853,602

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,733)	51,077	69,775	9,771
Total realized gains (losses) on investments	92,113	226,331	517,288	1,082,452
Change in net unrealized appreciation (depreciation)
of investments	815,221	2,160,409	(231,949)	(868,280)
Net gains (losses) on investments	905,601	2,437,817	355,114	223,943
Net increase (decrease) in net assets resulting from operations	905,601	2,437,817	355,114	223,943
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	727,336	2,478,689	4,727,472	1,036,308
Administration charges	(137)	(24,967)	(4,731)	(5,968)
Contingent sales charges	(1,079)	(2,516)	(811)	(1,739)
Contract terminations	(405,874)	(202,884)	(97,663)	(145,165)
Death benefit payments	(15,459)	—	—	—
Flexible withdrawal option payments	(17,355)	(71,220)	(39,936)	(13,672)
Transfers to other contracts	(515,822)	(976,860)	(476,803)	(494,269)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(228,390)	1,200,242	4,107,528	375,495
Total increase (decrease)	677,211	3,638,059	4,462,642	599,438
Net assets as of December 31, 2021	$4,239,983	$12,243,883	$6,037,414	$2,453,040

(1) Represented the operations of American Funds Insurance Series Blue Chip Income and Growth Fund Class 2 Division until June 7, 2021.
(2) Represented the operations of American Funds Insurance Series Blue Chip Income and Growth Fund Class 4 Division until June 7, 2021.
(3) Represented the operations of BlackRock Advantage U.S. Total Market Class III Division until June 7, 2021.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	BlackRock Global Allocation Class III Division	Blue Chip Class 3 Division (1)	BNY Mellon IP MidCap Stock Service Shares Division	BNY Mellon IP Technology Growth Service Shares Division

Net assets as of January 1, 2020	$2,139,796	$—	$546,882	$8,637,728

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,785	—	(2,254)	(142,530)
Total realized gains (losses) on investments	146,363	—	(34,631)	2,124,565
Change in net unrealized appreciation (depreciation)
of investments	174,354	—	92,186	3,469,118
Net gains (losses) on investments	323,502	—	55,301	5,451,153
Net increase (decrease) in net assets resulting from operations	323,502	—	55,301	5,451,153
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	463,047	—	162,478	1,858,278
Administration charges	(2,314)	—	(1,227)	(1,031)
Contingent sales charges	(2,434)	—	(227)	(5,307)
Contract terminations	(162,370)	—	(14,478)	(1,075,742)
Death benefit payments	—	—	(8,338)	(88,142)
Flexible withdrawal option payments	(15,378)	—	(4,521)	(61,970)
Transfers to other contracts	(387,922)	—	(71,727)	(1,957,267)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(107,371)	—	61,960	(1,331,181)
Total increase (decrease)	216,131	—	117,261	4,119,972
Net assets as of December 31, 2020	2,355,927	—	664,143	12,757,700

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,600)	(17,821)	(3,887)	(179,306)
Total realized gains (losses) on investments	787,995	68,326	16,514	2,958,312
Change in net unrealized appreciation (depreciation)
of investments	(627,100)	67,631	158,590	(1,495,499)
Net gains (losses) on investments	157,295	118,136	171,217	1,283,507
Net increase (decrease) in net assets resulting from operations	157,295	118,136	171,217	1,283,507
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,561,082	7,079,824	225,988	1,300,768
Administration charges	(5,466)	(4,817)	(1,790)	(808)
Contingent sales charges	(1,800)	(344)	(366)	(3,263)
Contract terminations	(425,519)	(23,930)	(25,784)	(1,164,284)
Death benefit payments	(6,143)	—	—	(54,362)
Flexible withdrawal option payments	(26,913)	(17,824)	(9,750)	(80,581)
Transfers to other contracts	(445,142)	(166,148)	(50,012)	(2,172,148)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	1,650,099	6,866,761	138,286	(2,174,678)
Total increase (decrease)	1,807,394	6,984,897	309,503	(891,171)
Net assets as of December 31, 2021	$4,163,321	$6,984,897	$973,646	$11,866,529

(1) Commenced operations June 7, 2021.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Calvert EAFE International Index Class F Division	Calvert Investment Grade Bond Portfolio Class F Division	Calvert Russell 2000 Small Cap Index Class F Division	Calvert S&P MidCap 400 Index Class F Division

Net assets as of January 1, 2020	$1,308,483	$943,274	$2,707,946	$4,488,888

Increase (decrease) in net assets
Operations:
Net investment income (loss)	44,721	55,458	9,311	20,517
Total realized gains (losses) on investments	(34,595)	18,749	63,441	71,235
Change in net unrealized appreciation (depreciation)
of investments	194,705	32,384	631,363	713,572
Net gains (losses) on investments	204,831	106,591	704,115	805,324
Net increase (decrease) in net assets resulting from operations	204,831	106,591	704,115	805,324
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	836,001	2,944,988	1,077,986	1,641,819
Administration charges	(4,596)	(3,310)	(6,844)	(9,563)
Contingent sales charges	(80)	(109)	(1,123)	(1,896)
Contract terminations	(5,751)	(7,892)	(81,370)	(183,126)
Death benefit payments	—	(37,173)	(28,750)	(59,058)
Flexible withdrawal option payments	(9,661)	(20,198)	(24,095)	(35,335)
Transfers to other contracts	(236,628)	(341,684)	(373,417)	(585,404)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	579,285	2,534,622	562,387	767,437
Total increase (decrease)	784,116	2,641,213	1,266,502	1,572,761
Net assets as of December 31, 2020	2,092,599	3,584,487	3,974,448	6,061,649

Increase (decrease) in net assets
Operations:
Net investment income (loss)	30,341	82,949	(306)	689
Total realized gains (losses) on investments	39,000	(3,413)	279,785	482,961
Change in net unrealized appreciation (depreciation)
of investments	162,435	(185,521)	261,094	993,671
Net gains (losses) on investments	231,776	(105,985)	540,573	1,477,321
Net increase (decrease) in net assets resulting from operations	231,776	(105,985)	540,573	1,477,321
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,166,037	2,217,258	2,501,296	2,273,255
Administration charges	(6,881)	(8,794)	(11,668)	(14,685)
Contingent sales charges	(1,275)	(958)	(793)	(1,300)
Contract terminations	(89,861)	(64,208)	(59,217)	(115,755)
Death benefit payments	—	(156,713)	—	(26,495)
Flexible withdrawal option payments	(21,909)	(34,090)	(39,638)	(50,359)
Transfers to other contracts	(207,487)	(392,016)	(467,128)	(905,510)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	838,624	1,560,479	1,922,852	1,159,151
Total increase (decrease)	1,070,400	1,454,494	2,463,425	2,636,472
Net assets as of December 31, 2021	$3,162,999	$5,038,981	$6,437,873	$8,698,121

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	ClearBridge Small Cap Growth Class II Division	Columbia Limited Duration Credit Class 2 Division	Columbia Small Cap Value Class 2 Division	Core Plus Bond Class 1 Division

Net assets as of January 1, 2020	$2,018,227	$404,751	$1,033,855	$116,174,195

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(19,231)	18,155	(5,386)	2,659,352
Total realized gains (losses) on investments	250,098	3,045	(38,633)	1,391,012
Change in net unrealized appreciation (depreciation)
of investments	668,132	31,540	165,981	4,884,040
Net gains (losses) on investments	898,999	52,740	121,962	8,934,404
Net increase (decrease) in net assets resulting from operations	898,999	52,740	121,962	8,934,404
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,374,713	3,964,418	423,085	21,406,137
Administration charges	(6,005)	(2,128)	(1,733)	(171,368)
Contingent sales charges	(1,171)	(342)	(448)	(24,870)
Contract terminations	(76,391)	(82,770)	(38,550)	(7,800,682)
Death benefit payments	—	(5,130)	(45,032)	(1,255,577)
Flexible withdrawal option payments	(25,464)	(22,366)	(7,567)	(2,609,143)
Transfers to other contracts	(616,539)	(643,470)	(208,081)	(12,631,616)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	649,143	3,208,212	121,674	(3,087,119)
Total increase (decrease)	1,548,142	3,260,952	243,636	5,847,285
Net assets as of December 31, 2020	3,566,369	3,665,703	1,277,491	122,021,480

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(38,898)	22,470	(6,335)	1,464,019
Total realized gains (losses) on investments	945,831	10,350	26,105	4,234,257
Change in net unrealized appreciation (depreciation)
of investments	(501,467)	(124,054)	347,204	(7,822,161)
Net gains (losses) on investments	405,466	(91,234)	366,974	(2,123,885)
Net increase (decrease) in net assets resulting from operations	405,466	(91,234)	366,974	(2,123,885)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,782,405	3,263,903	1,559,426	13,227,480
Administration charges	(12,064)	(7,877)	(3,686)	(153,849)
Contingent sales charges	(1,568)	(1,290)	(312)	(17,326)
Contract terminations	(143,294)	(251,022)	(23,061)	(12,093,342)
Death benefit payments	(103,146)	(10,718)	—	(1,016,307)
Flexible withdrawal option payments	(31,668)	(73,414)	(10,033)	(2,749,923)
Transfers to other contracts	(584,589)	(1,190,080)	(165,731)	(6,608,965)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	1,906,076	1,729,502	1,356,603	(9,412,232)
Total increase (decrease)	2,311,542	1,638,268	1,723,577	(11,536,117)
Net assets as of December 31, 2021	$5,877,911	$5,303,971	$3,001,068	$110,485,363

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Delaware Small Cap Value Service Class Division	Diversified Balanced Class 1 Division	Diversified Balanced Class 2 Division	Diversified Balanced Managed Volatility Class 2 Division

Net assets as of January 1, 2020	$2,562,571	$24,944,021	$988,423,394	$176,257,628

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8,327)	249,479	5,975,251	783,012
Total realized gains (losses) on investments	(34,051)	1,127,130	67,345,571	9,698,186
Change in net unrealized appreciation (depreciation)
of investments	(93,627)	1,122,595	24,377,874	6,867,915
Net gains (losses) on investments	(136,005)	2,499,204	97,698,696	17,349,113
Net increase (decrease) in net assets resulting from operations	(136,005)	2,499,204	97,698,696	17,349,113
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	239,994	951,014	42,057,560	13,890,998
Administration charges	(30)	(7,022)	(9,714,658)	(1,980,693)
Contingent sales charges	(716)	(775)	(287,063)	(45,961)
Contract terminations	(169,625)	(2,272,180)	(58,586,644)	(6,236,313)
Death benefit payments	—	(1,854,929)	(7,531,806)	(1,996,791)
Flexible withdrawal option payments	(14,301)	(365,717)	(24,119,232)	(4,498,014)
Transfers to other contracts	(217,565)	(549,178)	(48,230,975)	(7,628,068)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(162,243)	(4,098,787)	(106,412,818)	(8,494,842)
Total increase (decrease)	(298,248)	(1,599,583)	(8,714,122)	8,854,271
Net assets as of December 31, 2020	2,264,323	23,344,438	979,709,272	185,111,899

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(22,743)	216,821	4,412,957	551,712
Total realized gains (losses) on investments	25,451	1,696,451	92,071,164	10,909,654
Change in net unrealized appreciation (depreciation)
of investments	713,759	291,852	(9,861,190)	3,544,005
Net gains (losses) on investments	716,467	2,205,124	86,622,931	15,005,371
Net increase (decrease) in net assets resulting from operations	716,467	2,205,124	86,622,931	15,005,371
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	842,967	781,284	56,561,300	22,380,180
Administration charges	—	(6,378)	(9,456,348)	(1,924,019)
Contingent sales charges	(987)	(660)	(207,759)	(40,055)
Contract terminations	(363,000)	(1,901,838)	(73,741,527)	(14,270,462)
Death benefit payments	(9,088)	(681,672)	(6,618,487)	(1,066,457)
Flexible withdrawal option payments	(24,157)	(377,702)	(24,660,432)	(4,745,458)
Transfers to other contracts	(494,784)	(65,239)	(45,070,476)	(16,413,523)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(49,049)	(2,252,205)	(103,193,729)	(16,079,794)
Total increase (decrease)	667,418	(47,081)	(16,570,798)	(1,074,423)
Net assets as of December 31, 2021	$2,931,741	$23,297,357	$963,138,474	$184,037,476

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Diversified Balanced Volatility Control Class 2 Division	Diversified Growth Class 2 Division	Diversified Growth Managed Volatility Class 2 Division	Diversified Growth Volatility Control Class 2 Division

Net assets as of January 1, 2020	$145,328,454	$3,772,917,463	$353,685,077	$765,294,482

Increase (decrease) in net assets
Operations:
Net investment income (loss)	271,864	18,547,326	1,293,061	1,220,899
Total realized gains (losses) on investments	2,722,123	264,031,043	22,799,496	15,684,125
Change in net unrealized appreciation (depreciation)
of investments	9,487,684	136,168,133	15,208,696	54,505,944
Net gains (losses) on investments	12,481,671	418,746,502	39,301,253	71,410,968
Net increase (decrease) in net assets resulting from operations	12,481,671	418,746,502	39,301,253	71,410,968
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	38,098,855	134,103,664	20,796,977	193,552,624
Administration charges	(2,099,836)	(38,052,271)	(3,710,306)	(10,919,945)
Contingent sales charges	(98,140)	(1,037,638)	(50,363)	(261,114)
Contract terminations	(2,786,893)	(205,225,396)	(10,014,768)	(7,414,881)
Death benefit payments	(766,099)	(12,508,780)	(865,298)	(913,050)
Flexible withdrawal option payments	(1,308,593)	(69,900,179)	(5,822,348)	(5,531,267)
Transfers to other contracts	(4,319,287)	(146,227,825)	(15,150,828)	(9,776,620)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	26,720,007	(338,848,425)	(14,816,934)	158,735,747
Total increase (decrease)	39,201,678	79,898,077	24,484,319	230,146,715
Net assets as of December 31, 2020	184,530,132	3,852,815,540	378,169,396	995,441,197

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(148,495)	12,411,952	552,670	(2,191,512)
Total realized gains (losses) on investments	4,744,875	363,357,623	23,796,126	22,836,502
Change in net unrealized appreciation (depreciation)
of investments	12,371,027	111,392,040	20,001,377	109,734,383
Net gains (losses) on investments	16,967,407	487,161,615	44,350,173	130,379,373
Net increase (decrease) in net assets resulting from operations	16,967,407	487,161,615	44,350,173	130,379,373
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	38,800,032	181,298,261	28,466,508	204,163,284
Administration charges	(2,673,207)	(38,740,579)	(3,846,678)	(14,379,145)
Contingent sales charges	(36,548)	(796,062)	(88,946)	(295,449)
Contract terminations	(1,870,298)	(263,551,649)	(28,283,984)	(15,119,142)
Death benefit payments	(476,664)	(21,487,704)	(2,538,661)	(3,108,973)
Flexible withdrawal option payments	(1,910,593)	(76,552,643)	(6,712,382)	(8,185,161)
Transfers to other contracts	(3,497,696)	(146,485,917)	(20,518,016)	(11,671,126)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	28,335,026	(366,316,293)	(33,522,159)	151,404,288
Total increase (decrease)	45,302,433	120,845,322	10,828,014	281,783,661
Net assets as of December 31, 2021	$229,832,565	$3,973,660,862	$388,997,410	$1,277,224,858

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Diversified Income Class 2 Division	Diversified International Class 1 Division	DWS Alternative Asset Allocation Class B Division	DWS Equity 500 Index Class B2 Division

Net assets as of January 1, 2020	$279,863,718	$103,483,807	$44,280	$2,490,658

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,591,219	1,274,077	486	5,328
Total realized gains (losses) on investments	12,143,118	4,062,681	(131)	154,720
Change in net unrealized appreciation (depreciation)
of investments	14,193,257	7,882,935	1,560	245,783
Net gains (losses) on investments	27,927,594	13,219,693	1,915	405,831
Net increase (decrease) in net assets resulting from operations	27,927,594	13,219,693	1,915	405,831
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	89,973,356	3,949,947	4,408	200,822
Administration charges	(3,226,449)	(54,065)	(94)	(4,301)
Contingent sales charges	(163,951)	(17,960)	—	(886)
Contract terminations	(28,878,389)	(7,900,815)	—	(105,877)
Death benefit payments	(589,872)	(728,145)	—	—
Flexible withdrawal option payments	(5,711,543)	(1,011,055)	(1,440)	(28,969)
Transfers to other contracts	(35,713,866)	(6,242,676)	(149)	(96,769)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	15,689,286	(12,004,769)	2,725	(35,980)
Total increase (decrease)	43,616,880	1,214,924	4,640	369,851
Net assets as of December 31, 2020	323,480,598	104,698,731	48,920	2,860,509

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,423,768	(24,420)	439	886
Total realized gains (losses) on investments	20,665,745	6,072,617	250	293,761
Change in net unrealized appreciation (depreciation)
of investments	(4,653,233)	2,447,512	7,126	421,499
Net gains (losses) on investments	17,436,280	8,495,709	7,815	716,146
Net increase (decrease) in net assets resulting from operations	17,436,280	8,495,709	7,815	716,146
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	82,873,468	4,365,866	53,226	22,086
Administration charges	(3,521,827)	(52,216)	(156)	(5,326)
Contingent sales charges	(124,096)	(10,264)	—	(643)
Contract terminations	(36,319,732)	(8,922,884)	—	(61,945)
Death benefit payments	(3,822,298)	(1,071,967)	—	(40,472)
Flexible withdrawal option payments	(6,482,492)	(1,168,072)	(1,440)	(34,501)
Transfers to other contracts	(47,478,047)	(3,799,775)	(101)	(350,098)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(14,875,024)	(10,659,312)	51,529	(470,899)
Total increase (decrease)	2,561,256	(2,163,603)	59,344	245,247
Net assets as of December 31, 2021	$326,041,854	$102,535,128	$108,264	$3,105,756

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	DWS Small Mid Cap Value Class B Division	EQ Convertible Securities Class IB Division	EQ GAMCO Small Company Value Class IB Division	EQ Micro Cap Class IB Division

Net assets as of January 1, 2020	$1,469,414	$—	$55,294	$10,480

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(975)	1,527	295	(122)
Total realized gains (losses) on investments	(59,304)	6,995	2,612	7,606
Change in net unrealized appreciation (depreciation)
of investments	21,981	19,056	14,456	2,657
Net gains (losses) on investments	(38,298)	27,578	17,363	10,141
Net increase (decrease) in net assets resulting from operations	(38,298)	27,578	17,363	10,141
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	193,921	154,390	59,050	74,684
Administration charges	(1,088)	(126)	(205)	(56)
Contingent sales charges	(1,602)	—	—	—
Contract terminations	(147,181)	—	—	—
Death benefit payments	—	—	—	—
Flexible withdrawal option payments	(8,087)	—	—	—
Transfers to other contracts	(159,893)	(1,031)	(531)	(2,306)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(123,930)	153,233	58,314	72,322
Total increase (decrease)	(162,228)	180,811	75,677	82,463
Net assets as of December 31, 2020	1,307,186	180,811	130,971	92,943

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7,210)	94,429	84	(11,956)
Total realized gains (losses) on investments	(13,516)	183,462	21,610	292,514
Change in net unrealized appreciation (depreciation)
of investments	378,506	(291,599)	14,977	(347,142)
Net gains (losses) on investments	357,780	(13,708)	36,671	(66,584)
Net increase (decrease) in net assets resulting from operations	357,780	(13,708)	36,671	(66,584)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	691,868	863,710	136,594	2,285,134
Administration charges	(1,416)	(1,029)	(388)	(1,402)
Contingent sales charges	(365)	(117)	(4)	(335)
Contract terminations	(108,427)	(16,367)	(1,787)	(99,237)
Death benefit payments	(19,163)	—	—	—
Flexible withdrawal option payments	(11,797)	(2,886)	(743)	(7,787)
Transfers to other contracts	(247,451)	(93,931)	(39,715)	(1,092,218)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	303,249	749,380	93,957	1,084,155
Total increase (decrease)	661,029	735,672	130,628	1,017,571
Net assets as of December 31, 2021	$1,968,215	$916,483	$261,599	$1,110,514

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	EQ SmartBeta Equity Class IB Division	EQ Socially Responsible Class IB Division	Equity Income Class 1 Division	Equity Income Class 2 Division

Net assets as of January 1, 2020	$62,178	$16,581	$229,474,830	$7,664,804

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(259)	450	1,329,987	58,104
Total realized gains (losses) on investments	(3,237)	4,921	18,629,425	222,929
Change in net unrealized appreciation (depreciation)
of investments	22,368	16,216	(9,771,960)	85,192
Net gains (losses) on investments	18,872	21,587	10,187,452	366,225
Net increase (decrease) in net assets resulting from operations	18,872	21,587	10,187,452	366,225
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	267,224	144,064	16,274,399	2,446,895
Administration charges	(326)	(245)	(374,722)	(15,966)
Contingent sales charges	(88)	—	(47,588)	(4,443)
Contract terminations	(17,783)	—	(17,140,719)	(251,235)
Death benefit payments	—	—	(2,591,237)	(60,290)
Flexible withdrawal option payments	(436)	—	(4,807,423)	(53,844)
Transfers to other contracts	(13,786)	(11,682)	(15,227,238)	(1,638,227)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	234,805	132,137	(23,914,528)	422,890
Total increase (decrease)	253,677	153,724	(13,727,076)	789,115
Net assets as of December 31, 2020	315,855	170,305	215,747,754	8,453,919

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,934	(3,274)	1,378,712	114,792
Total realized gains (losses) on investments	27,698	53,996	15,940,398	226,579
Change in net unrealized appreciation (depreciation)
of investments	42,230	68,325	24,786,854	1,616,973
Net gains (losses) on investments	71,862	119,047	42,105,964	1,958,344
Net increase (decrease) in net assets resulting from operations	71,862	119,047	42,105,964	1,958,344
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	50,639	650,968	8,440,756	3,696,949
Administration charges	(746)	(657)	(341,158)	(23,574)
Contingent sales charges	(6)	(12)	(33,439)	(1,695)
Contract terminations	(10,170)	(21,184)	(18,713,342)	(158,452)
Death benefit payments	—	—	(2,843,174)	(173,189)
Flexible withdrawal option payments	(570)	—	(4,725,805)	(66,044)
Transfers to other contracts	(9,580)	(158,830)	(18,004,179)	(610,422)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	29,567	470,285	(36,220,341)	2,663,573
Total increase (decrease)	101,429	589,332	5,885,623	4,621,917
Net assets as of December 31, 2021	$417,284	$759,637	$221,633,377	$13,075,836

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Fidelity VIP Contrafund Service Class Division	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Service Class 2 Division	Fidelity VIP Freedom 2020 Service Class 2 Division

Net assets as of January 1, 2020	$35,859,605	$50,632,508	$28,580,830	$142,053

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(419,146)	(655,248)	69,101	2,017
Total realized gains (losses) on investments	3,046,756	3,699,976	1,013,182	15,824
Change in net unrealized appreciation (depreciation)
of investments	6,695,254	10,214,633	104,451	46,873
Net gains (losses) on investments	9,322,864	13,259,361	1,186,734	64,714
Net increase (decrease) in net assets resulting from operations	9,322,864	13,259,361	1,186,734	64,714
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	787,688	5,828,009	1,968,064	365,903
Administration charges	(5,975)	(74,433)	(4,000)	(873)
Contingent sales charges	(2,291)	(22,515)	(5,396)	(1,125)
Contract terminations	(2,784,301)	(4,093,983)	(1,913,890)	(81,305)
Death benefit payments	(700,686)	(304,527)	(138,135)	—
Flexible withdrawal option payments	(367,543)	(666,381)	(279,737)	(1,765)
Transfers to other contracts	(2,630,580)	(5,983,256)	(1,834,617)	(3,477)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(5,703,688)	(5,317,086)	(2,207,711)	277,358
Total increase (decrease)	3,619,176	7,942,275	(1,020,977)	342,072
Net assets as of December 31, 2020	39,478,781	58,574,783	27,559,853	484,125

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(523,285)	(808,232)	86,253	8,286
Total realized gains (losses) on investments	8,211,044	11,217,887	4,041,895	58,981
Change in net unrealized appreciation (depreciation)
of investments	1,981,140	4,441,526	1,911,139	54,256
Net gains (losses) on investments	9,668,899	14,851,181	6,039,287	121,523
Net increase (decrease) in net assets resulting from operations	9,668,899	14,851,181	6,039,287	121,523
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	440,502	7,734,758	1,241,121	1,990,021
Administration charges	(4,435)	(89,103)	(4,163)	(5,707)
Contingent sales charges	(1,548)	(18,165)	(4,045)	(217)
Contract terminations	(2,812,481)	(4,537,387)	(2,623,883)	(14,552)
Death benefit payments	(513,319)	(276,570)	(136,590)	—
Flexible withdrawal option payments	(414,476)	(718,541)	(312,293)	(18,307)
Transfers to other contracts	(1,429,273)	(5,124,222)	(1,358,958)	(1,975)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(4,735,030)	(3,029,230)	(3,198,811)	1,949,263
Total increase (decrease)	4,933,869	11,821,951	2,840,476	2,070,786
Net assets as of December 31, 2021	$44,412,650	$70,396,734	$30,400,329	$2,554,911

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Fidelity VIP Freedom 2030 Service Class 2 Division	Fidelity VIP Freedom 2040 Service Class 2 Division	Fidelity VIP Freedom 2050 Service Class 2 Division	Fidelity VIP Government Money Market Initial Class Division

Net assets as of January 1, 2020	$298,182	$719,516	$177,737	$31,462,445

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,957	1,943	693	(361,744)
Total realized gains (losses) on investments	22,448	40,030	11,886	—
Change in net unrealized appreciation (depreciation)
of investments	108,454	198,010	59,728	—
Net gains (losses) on investments	135,859	239,983	72,307	(361,744)
Net increase (decrease) in net assets resulting from operations	135,859	239,983	72,307	(361,744)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	830,694	448,350	469,139	37,292,998
Administration charges	(2,113)	(2,873)	(729)	(27,639)
Contingent sales charges	(1)	(22)	(106)	(35,892)
Contract terminations	(77)	(1,573)	(7,646)	(11,321,620)
Death benefit payments	—	—	—	(185,984)
Flexible withdrawal option payments	(8,132)	(600)	—	(719,601)
Transfers to other contracts	(88,799)	(4,367)	(266,306)	(14,223,229)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	731,572	438,915	194,352	10,779,033
Total increase (decrease)	867,431	678,898	266,659	10,417,289
Net assets as of December 31, 2020	1,165,613	1,398,414	444,396	41,879,734

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10,283	2,867	3,160	(440,332)
Total realized gains (losses) on investments	93,560	83,416	106,147	—
Change in net unrealized appreciation (depreciation)
of investments	101,502	194,594	(8,716)	18
Net gains (losses) on investments	205,345	280,877	100,591	(440,314)
Net increase (decrease) in net assets resulting from operations	205,345	280,877	100,591	(440,314)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,852,704	977,969	1,271,585	9,840,780
Administration charges	(5,706)	(5,825)	(2,266)	(23,197)
Contingent sales charges	(82)	—	(277)	(14,327)
Contract terminations	(5,524)	—	(18,593)	(9,324,731)
Death benefit payments	—	—	—	(160,527)
Flexible withdrawal option payments	(20,249)	(4,347)	(3,874)	(803,796)
Transfers to other contracts	(46,892)	(5,231)	(155,515)	(9,281,316)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	1,774,251	962,566	1,091,060	(9,767,114)
Total increase (decrease)	1,979,596	1,243,443	1,191,651	(10,207,428)
Net assets as of December 31, 2021	$3,145,209	$2,641,857	$1,636,047	$31,672,306

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Fidelity VIP Government Money Market Service Class 2 Division	Fidelity VIP Growth Service Class Division	Fidelity VIP Growth Service Class 2 Division	Fidelity VIP Mid Cap Service Class Division

Net assets as of January 1, 2020	$8,849,989	$14,563,181	$12,286,792	$95,250

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(103,742)	(195,875)	(186,196)	(342)
Total realized gains (losses) on investments	—	2,987,917	1,873,573	(98)
Change in net unrealized appreciation (depreciation)
of investments	—	2,863,822	2,909,081	16,555
Net gains (losses) on investments	(103,742)	5,655,864	4,596,458	16,115
Net increase (decrease) in net assets resulting from operations	(103,742)	5,655,864	4,596,458	16,115
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	23,767,144	974,195	1,333,222	—
Administration charges	(65,974)	(3,559)	(1,642)	—
Contingent sales charges	(38,121)	(710)	(4,191)	—
Contract terminations	(1,434,763)	(862,955)	(849,371)	—
Death benefit payments	—	(209,492)	(76,783)	—
Flexible withdrawal option payments	(42,053)	(100,907)	(116,582)	—
Transfers to other contracts	(16,505,205)	(1,459,240)	(2,060,042)	—
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	5,681,028	(1,662,668)	(1,775,389)	—
Total increase (decrease)	5,577,286	3,993,196	2,821,069	16,115
Net assets as of December 31, 2020	14,427,275	18,556,377	15,107,861	111,365

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(192,344)	(253,059)	(226,917)	(585)
Total realized gains (losses) on investments	—	5,400,248	4,424,664	39,389
Change in net unrealized appreciation (depreciation)
of investments	—	(1,394,454)	(1,200,531)	(13,671)
Net gains (losses) on investments	(192,344)	3,752,735	2,997,216	25,133
Net increase (decrease) in net assets resulting from operations	(192,344)	3,752,735	2,997,216	25,133
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	37,133,033	338,247	690,498	111,172
Administration charges	(114,453)	(3,824)	(1,744)	—
Contingent sales charges	(15,639)	(824)	(3,806)	—
Contract terminations	(995,895)	(1,497,480)	(1,358,116)	—
Death benefit payments	—	(162,797)	(60,519)	—
Flexible withdrawal option payments	(112,462)	(109,974)	(118,566)	—
Transfers to other contracts	(30,560,517)	(745,173)	(1,438,973)	(109,224)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	5,334,067	(2,181,825)	(2,291,226)	1,948
Total increase (decrease)	5,141,723	1,570,910	705,990	27,081
Net assets as of December 31, 2021	$19,568,998	$20,127,287	$15,813,851	$138,446

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Fidelity VIP Mid Cap Service Class 2 Division	Fidelity VIP Overseas Service Class 2 Division	Franklin Global Real Estate VIP Class 2 Division	Franklin Income VIP Class 4 Division

Net assets as of January 1, 2020	$25,934,340	$23,490,425	$1,397,210	$1,252,718

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(209,408)	(254,371)	29,049	80,783
Total realized gains (losses) on investments	(914,651)	1,417,017	117,688	(34,698)
Change in net unrealized appreciation (depreciation)
of investments	4,815,549	1,740,282	(239,951)	(30,655)
Net gains (losses) on investments	3,691,490	2,902,928	(93,214)	15,430
Net increase (decrease) in net assets resulting from operations	3,691,490	2,902,928	(93,214)	15,430
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,641,628	1,897,523	327,705	1,019,563
Administration charges	(17,233)	(58,558)	(1,761)	(2,642)
Contingent sales charges	(9,548)	(7,435)	(358)	(122)
Contract terminations	(1,552,586)	(1,483,840)	(36,823)	(8,847)
Death benefit payments	(110,989)	(156,638)	—	(6,921)
Flexible withdrawal option payments	(198,026)	(552,553)	(9,178)	(15,205)
Transfers to other contracts	(2,867,608)	(1,863,036)	(114,421)	(287,594)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(2,114,362)	(2,224,537)	165,164	698,232
Total increase (decrease)	1,577,128	678,391	71,950	713,662
Net assets as of December 31, 2020	27,511,468	24,168,816	1,469,160	1,966,380

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(274,133)	(256,439)	(2,464)	100,310
Total realized gains (losses) on investments	5,969,523	3,658,178	36,054	(532)
Change in net unrealized appreciation (depreciation)
of investments	553,301	650,912	367,540	281,524
Net gains (losses) on investments	6,248,691	4,052,651	401,130	381,302
Net increase (decrease) in net assets resulting from operations	6,248,691	4,052,651	401,130	381,302
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	3,048,016	2,341,864	416,058	1,418,494
Administration charges	(24,430)	(57,581)	(2,287)	(5,107)
Contingent sales charges	(9,211)	(7,841)	(207)	(153)
Contract terminations	(2,397,067)	(2,196,485)	(53,635)	(10,270)
Death benefit payments	(55,902)	(233,880)	(7,058)	—
Flexible withdrawal option payments	(227,985)	(530,362)	(18,810)	(24,805)
Transfers to other contracts	(2,846,518)	(2,630,945)	(72,679)	(55,155)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(2,513,097)	(3,315,230)	261,382	1,323,004
Total increase (decrease)	3,735,594	737,421	662,512	1,704,306
Net assets as of December 31, 2021	$31,247,062	$24,906,237	$2,131,672	$3,670,686

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Franklin Rising Dividends VIP Class 4 Division	Franklin Small Cap Value VIP Class 2 Division	Franklin U.S. Government Fund Class 2 Division	Goldman Sachs VIT Mid Cap Value Institutional Shares Division

Net assets as of January 1, 2020	$2,841,969	$4,044,350	$322,631	$11,835,201

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12,246	1,785	13,904	(80,726)
Total realized gains (losses) on investments	135,417	(151,549)	(1,109)	(205,423)
Change in net unrealized appreciation (depreciation)
of investments	449,713	186,938	1,873	997,928
Net gains (losses) on investments	597,376	37,174	14,668	711,779
Net increase (decrease) in net assets resulting from operations	597,376	37,174	14,668	711,779
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,481,092	396,604	2,454,194	979,079
Administration charges	(7,952)	(5)	(2,713)	(433)
Contingent sales charges	(1,079)	(1,403)	(2,053)	(4,078)
Contract terminations	(84,475)	(293,266)	(98,572)	(826,582)
Death benefit payments	(49,577)	(87,428)	(36,863)	(28,234)
Flexible withdrawal option payments	(12,490)	(16,806)	(1,001)	(66,614)
Transfers to other contracts	(626,262)	(578,181)	(261,746)	(728,204)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	699,257	(580,485)	2,051,246	(675,066)
Total increase (decrease)	1,296,633	(543,311)	2,065,914	36,713
Net assets as of December 31, 2020	4,138,602	3,501,039	2,388,545	11,871,914

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,824)	(16,392)	40,904	(122,384)
Total realized gains (losses) on investments	230,581	(4,879)	(14,275)	1,903,593
Change in net unrealized appreciation (depreciation)
of investments	1,048,899	820,831	(89,677)	1,412,811
Net gains (losses) on investments	1,274,656	799,560	(63,048)	3,194,020
Net increase (decrease) in net assets resulting from operations	1,274,656	799,560	(63,048)	3,194,020
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,167,653	916,593	446,904	437,084
Administration charges	(13,440)	(65)	(4,463)	(605)
Contingent sales charges	(444)	(1,948)	(122)	(4,073)
Contract terminations	(40,600)	(695,999)	(8,166)	(1,460,853)
Death benefit payments	—	—	—	(11,725)
Flexible withdrawal option payments	(15,406)	(27,922)	(1,188)	(71,291)
Transfers to other contracts	(184,638)	(635,687)	(314,782)	(1,177,204)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	1,913,125	(445,028)	118,183	(2,288,667)
Total increase (decrease)	3,187,781	354,532	55,135	905,353
Net assets as of December 31, 2021	$7,326,383	$3,855,571	$2,443,680	$12,777,267

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Goldman Sachs VIT Mid Cap Value Service Shares Division	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares Division	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division	Goldman Sachs VIT Small Cap Equity Insights Service Shares Division

Net assets as of January 1, 2020	$1,444,925	$67,712	$5,915,884	$626,867

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7,240)	1,690	(59,988)	(5,126)
Total realized gains (losses) on investments	(5,929)	25,456	(195,543)	(9,203)
Change in net unrealized appreciation (depreciation)
of investments	125,774	6,890	560,284	71,204
Net gains (losses) on investments	112,605	34,036	304,753	56,875
Net increase (decrease) in net assets resulting from operations	112,605	34,036	304,753	56,875
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	461,442	343,013	457,466	79,234
Administration charges	(3,682)	(333)	(100)	(1,119)
Contingent sales charges	(144)	—	(1,527)	(128)
Contract terminations	(17,257)	—	(352,504)	(24,472)
Death benefit payments	—	—	(11,652)	—
Flexible withdrawal option payments	(4,460)	(372)	(52,900)	(3,058)
Transfers to other contracts	(195,208)	(278,159)	(529,219)	(61,073)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	240,691	64,149	(490,436)	(10,616)
Total increase (decrease)	353,296	98,185	(185,683)	46,259
Net assets as of December 31, 2020	1,798,221	165,897	5,730,201	673,126

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(15,237)	5,496	(59,736)	(5,394)
Total realized gains (losses) on investments	365,261	1,586	1,497,622	275,896
Change in net unrealized appreciation (depreciation)
of investments	201,865	7,863	(229,174)	(112,112)
Net gains (losses) on investments	551,889	14,945	1,208,712	158,390
Net increase (decrease) in net assets resulting from operations	551,889	14,945	1,208,712	158,390
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	442,982	435,566	470,889	475,005
Administration charges	(4,868)	(1,036)	(151)	(2,041)
Contingent sales charges	(447)	(132)	(1,631)	(24)
Contract terminations	(34,014)	(8,813)	(631,246)	(3,678)
Death benefit payments	(9,604)	—	(95,163)	(10,760)
Flexible withdrawal option payments	(6,096)	(2,019)	(52,475)	(1,730)
Transfers to other contracts	(89,380)	—	(570,770)	(63,530)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	298,573	423,566	(880,547)	393,242
Total increase (decrease)	850,462	438,511	328,165	551,632
Net assets as of December 31, 2021	$2,648,683	$604,408	$6,058,366	$1,224,758

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Government & High Quality Bond Class 1 Division	Guggenheim Floating Rate Strategies Series F Division	Guggenheim Investments Global Managed Futures Strategy Division	Guggenheim Investments Long Short Equity Division

Net assets as of January 1, 2020	$81,189,558	$3,212,995	$178,140	$144,280

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,034,481	135,199	5,288	(177)
Total realized gains (losses) on investments	(894,931)	(58,514)	(653)	(2,715)
Change in net unrealized appreciation (depreciation)
of investments	1,062,854	(133,041)	(2,249)	12,812
Net gains (losses) on investments	1,202,404	(56,356)	2,386	9,920
Net increase (decrease) in net assets resulting from operations	1,202,404	(56,356)	2,386	9,920
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	18,721,812	374,172	113,567	65,415
Administration charges	(97,613)	(1,346)	(277)	(484)
Contingent sales charges	(20,713)	(477)	(55)	(24)
Contract terminations	(7,131,126)	(72,856)	(10,917)	(4,817)
Death benefit payments	(947,507)	(17,434)	—	—
Flexible withdrawal option payments	(1,845,357)	(33,334)	(1,415)	(1,293)
Transfers to other contracts	(9,497,488)	(529,567)	(93,960)	(5,761)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(817,992)	(280,842)	6,943	53,036
Total increase (decrease)	384,412	(337,198)	9,329	62,956
Net assets as of December 31, 2020	81,573,970	2,875,797	187,469	207,236

Increase (decrease) in net assets
Operations:
Net investment income (loss)	726,385	38,365	(2,074)	(913)
Total realized gains (losses) on investments	(638,521)	(49,050)	2,646	1,003
Change in net unrealized appreciation (depreciation)
of investments	(2,095,875)	49,204	(631)	52,092
Net gains (losses) on investments	(2,008,011)	38,519	(59)	52,182
Net increase (decrease) in net assets resulting from operations	(2,008,011)	38,519	(59)	52,182
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	9,053,283	1,273,802	26,901	53,319
Administration charges	(87,679)	(1,366)	(356)	(712)
Contingent sales charges	(11,896)	(439)	(72)	—
Contract terminations	(7,924,458)	(149,887)	(23,174)	(163)
Death benefit payments	(1,008,487)	—	—	—
Flexible withdrawal option payments	(1,841,045)	(39,741)	(850)	(1,489)
Transfers to other contracts	(4,691,900)	(487,730)	(9,087)	(4,941)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(6,512,182)	594,639	(6,638)	46,014
Total increase (decrease)	(8,520,193)	633,158	(6,697)	98,196
Net assets as of December 31, 2021	$73,053,777	$3,508,955	$180,772	$305,432

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Guggenheim Investments Multi-Hedge Strategies Division	International Emerging Markets Class 1 Division	Invesco American Franchise Series I Division	Invesco American Value Series I Division (1)

Net assets as of January 1, 2020	$558,944	$43,067,771	$4,306,376	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	570	419,136	(56,730)	—
Total realized gains (losses) on investments	8,639	759,304	733,620	—
Change in net unrealized appreciation (depreciation)
of investments	22,439	5,253,715	929,464	—
Net gains (losses) on investments	31,648	6,432,155	1,606,354	—
Net increase (decrease) in net assets resulting from operations	31,648	6,432,155	1,606,354	—
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	246,027	2,337,041	369,631	—
Administration charges	(569)	(9,722)	(1,073)	—
Contingent sales charges	(218)	(11,618)	(212)	—
Contract terminations	(43,975)	(3,660,142)	(257,890)	—
Death benefit payments	—	(491,665)	(13,741)	—
Flexible withdrawal option payments	(1,686)	(300,483)	(54,892)	—
Transfers to other contracts	(196,532)	(3,807,701)	(428,793)	—
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	3,047	(5,944,290)	(386,970)	—
Total increase (decrease)	34,695	487,865	1,219,384	—
Net assets as of December 31, 2020	593,639	43,555,636	5,525,760	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8,225)	(389,041)	(72,087)	(20,435)
Total realized gains (losses) on investments	21,778	2,337,189	1,214,158	8,604
Change in net unrealized appreciation (depreciation)
of investments	27,507	(2,033,774)	(574,815)	212,322
Net gains (losses) on investments	41,060	(85,626)	567,256	200,491
Net increase (decrease) in net assets resulting from operations	41,060	(85,626)	567,256	200,491
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	116,537	4,235,080	78,985	4,236,570
Administration charges	(811)	(11,304)	(983)	(6,895)
Contingent sales charges	(62)	(7,399)	(275)	(508)
Contract terminations	(19,083)	(3,822,801)	(500,476)	(181,251)
Death benefit payments	—	(404,832)	(44,614)	(17,248)
Flexible withdrawal option payments	(1,088)	(342,431)	(65,520)	(41,491)
Transfers to other contracts	(18,705)	(3,214,982)	(339,240)	(281,084)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	76,788	(3,568,669)	(872,123)	3,708,093
Total increase (decrease)	117,848	(3,654,295)	(304,867)	3,908,584
Net assets as of December 31, 2021	$711,487	$39,901,341	$5,220,893	$3,908,584

(1) Commenced operations April 29, 2021.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Invesco Balanced-Risk Allocation Series II Division	Invesco Core Equity Series I Division	Invesco Discovery Mid Cap Growth Series I Division (1)	Invesco Health Care Series I Division

Net assets as of January 1, 2020	$488,758	$13,547,364	$—	$7,018,218

Increase (decrease) in net assets
Operations:
Net investment income (loss)	41,326	4,299	(9,540)	(64,479)
Total realized gains (losses) on investments	19,674	3,347,189	61,392	(80,558)
Change in net unrealized appreciation (depreciation)
of investments	(6,553)	(1,836,432)	358,599	873,416
Net gains (losses) on investments	54,447	1,515,056	410,451	728,379
Net increase (decrease) in net assets resulting from operations	54,447	1,515,056	410,451	728,379
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	164,861	382,525	1,063,813	481,982
Administration charges	(1,378)	(1,687)	(125)	(933)
Contingent sales charges	(39)	(650)	(113)	(442)
Contract terminations	(2,081)	(789,802)	(137,795)	(380,366)
Death benefit payments	—	(176,211)	(13,308)	(16,064)
Flexible withdrawal option payments	(3,750)	(171,263)	(4,649)	(65,420)
Transfers to other contracts	(88,947)	(669,204)	(160,273)	(659,316)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	68,666	(1,426,292)	747,550	(640,559)
Total increase (decrease)	123,113	88,764	1,158,001	87,820
Net assets as of December 31, 2020	611,871	13,636,128	1,158,001	7,106,038

Increase (decrease) in net assets
Operations:
Net investment income (loss)	18,887	(95,139)	(15,803)	(79,785)
Total realized gains (losses) on investments	26,833	879,272	234,351	770,174
Change in net unrealized appreciation (depreciation)
of investments	11,546	2,641,322	(22,757)	51,063
Net gains (losses) on investments	57,266	3,425,455	195,791	741,452
Net increase (decrease) in net assets resulting from operations	57,266	3,425,455	195,791	741,452
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	291,633	332,514	53,490	432,050
Administration charges	(1,773)	(1,661)	(191)	(832)
Contingent sales charges	(285)	(656)	(57)	(354)
Contract terminations	(20,098)	(1,191,856)	(104,211)	(589,986)
Death benefit payments	—	(181,936)	(39,762)	(27,286)
Flexible withdrawal option payments	(10,313)	(174,368)	(9,084)	(79,429)
Transfers to other contracts	(517)	(406,186)	(127,533)	(249,570)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	258,647	(1,624,149)	(227,348)	(515,407)
Total increase (decrease)	315,913	1,801,306	(31,557)	226,045
Net assets as of December 31, 2021	$927,784	$15,437,434	$1,126,444	$7,332,083

(1) Commenced operations April 30, 2020 and represented the operations of Invesco Oppenheimer Discovery Mid Cap Growth Series I
Division until June 7, 2021.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Invesco Health Care Series II Division	Invesco International Growth Series I Division	Invesco International Growth Series II Division	Invesco Main Street Small Cap Series II Division (1)

Net assets as of January 1, 2020	$2,876,696	$6,938,872	$1,691,600	$447,973

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(28,136)	54,583	25,351	(3,780)
Total realized gains (losses) on investments	151,664	167,420	39,596	9,727
Change in net unrealized appreciation (depreciation)
of investments	438,144	511,790	225,429	67,223
Net gains (losses) on investments	561,672	733,793	290,376	73,170
Net increase (decrease) in net assets resulting from operations	561,672	733,793	290,376	73,170
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,062,865	502,909	595,469	25,059
Administration charges	(8,404)	(10,136)	(3,888)	(51)
Contingent sales charges	(861)	(3,518)	(295)	(10)
Contract terminations	(76,049)	(713,022)	(22,110)	(11,906)
Death benefit payments	(6,009)	(14,279)	—	—
Flexible withdrawal option payments	(32,011)	(73,246)	(18,256)	(1,346)
Transfers to other contracts	(312,210)	(698,336)	(110,490)	(70,402)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	1,627,321	(1,009,628)	440,430	(58,656)
Total increase (decrease)	2,188,993	(275,835)	730,806	14,514
Net assets as of December 31, 2020	5,065,689	6,663,037	2,422,406	462,487

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(54,360)	(11,899)	5,740	(5,380)
Total realized gains (losses) on investments	958,544	645,346	244,462	55,948
Change in net unrealized appreciation (depreciation)
of investments	(201,161)	(342,551)	(134,939)	40,519
Net gains (losses) on investments	703,023	290,896	115,263	91,087
Net increase (decrease) in net assets resulting from operations	703,023	290,896	115,263	91,087
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	3,119,390	349,103	745,669	24,254
Administration charges	(14,964)	(9,712)	(6,011)	(108)
Contingent sales charges	(1,080)	(2,373)	(593)	—
Contract terminations	(80,032)	(846,640)	(46,772)	(495)
Death benefit payments	(143,625)	(34,213)	(40,479)	(5,252)
Flexible withdrawal option payments	(42,761)	(78,592)	(19,418)	(722)
Transfers to other contracts	(297,682)	(208,948)	(169,158)	(84,137)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	2,539,246	(831,375)	463,238	(66,460)
Total increase (decrease)	3,242,269	(540,479)	578,501	24,627
Net assets as of December 31, 2021	$8,307,958	$6,122,558	$3,000,907	$487,114

(1) Represented the operations of Invesco Oppenheimer Main Street Small Cap Series II Division until June 7, 2021.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Invesco Small Cap Equity Series I Division	Invesco Technology Series I Division	Janus Henderson Balanced Service Shares Division (1)	Janus Henderson Enterprise Service Shares Division

Net assets as of January 1, 2020	$6,547,810	$3,038,459	$—	$10,067,295

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(62,001)	(42,418)	—	(114,370)
Total realized gains (losses) on investments	17,601	673,173	—	1,487,598
Change in net unrealized appreciation (depreciation)
of investments	1,367,033	528,700	—	141,201
Net gains (losses) on investments	1,322,633	1,159,455	—	1,514,429
Net increase (decrease) in net assets resulting from operations	1,322,633	1,159,455	—	1,514,429
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	478,111	561,746	—	188,625
Administration charges	(7,522)	(327)	—	(1,269)
Contingent sales charges	(2,753)	(176)	—	(724)
Contract terminations	(609,281)	(213,961)	—	(879,797)
Death benefit payments	(15,748)	(97,289)	—	(98,379)
Flexible withdrawal option payments	(69,281)	(18,975)	—	(43,553)
Transfers to other contracts	(1,102,673)	(601,551)	—	(593,625)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,329,147)	(370,533)	—	(1,428,722)
Total increase (decrease)	(6,514)	788,922	—	85,707
Net assets as of December 31, 2020	6,541,296	3,827,381	—	10,153,002

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(87,418)	(49,675)	(297)	(110,059)
Total realized gains (losses) on investments	776,816	744,528	1,984	1,527,302
Change in net unrealized appreciation (depreciation)
of investments	498,680	(226,597)	155,475	37,948
Net gains (losses) on investments	1,188,078	468,256	157,162	1,455,191
Net increase (decrease) in net assets resulting from operations	1,188,078	468,256	157,162	1,455,191
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	867,793	213,959	4,535,058	120,707
Administration charges	(7,404)	(349)	(3,277)	(1,115)
Contingent sales charges	(2,125)	(154)	(211)	(395)
Contract terminations	(943,709)	(279,872)	(29,574)	(717,654)
Death benefit payments	(14,175)	(34,836)	—	(184,905)
Flexible withdrawal option payments	(72,065)	(21,729)	(550)	(43,095)
Transfers to other contracts	(837,318)	(495,625)	(77,614)	(426,317)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,009,003)	(618,606)	4,423,832	(1,252,774)
Total increase (decrease)	179,075	(150,350)	4,580,994	202,417
Net assets as of December 31, 2021	$6,720,371	$3,677,031	$4,580,994	$10,355,419

(1) Commenced operations June 7, 2021.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Janus Henderson Flexible Bond Service Shares Division	Janus Henderson Global Technology and Innovation Service Shares Division	LargeCap Growth I Class 1 Division	LargeCap S&P 500 Index Class 1 Division

Net assets as of January 1, 2020	$3,115,567	$348,192	$168,969,535	$99,605,055

Increase (decrease) in net assets
Operations:
Net investment income (loss)	70,922	(11,663)	(2,173,322)	459,392
Total realized gains (losses) on investments	162,797	120,788	21,734,179	15,239,642
Change in net unrealized appreciation (depreciation)
of investments	143,581	539,689	33,666,453	(232,127)
Net gains (losses) on investments	377,300	648,814	53,227,310	15,466,907
Net increase (decrease) in net assets resulting from operations	377,300	648,814	53,227,310	15,466,907
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	7,904,243	2,689,906	8,780,254	10,965,708
Administration charges	(6,990)	(3,346)	(78,910)	(37,267)
Contingent sales charges	(1,496)	(129)	(27,831)	(22,682)
Contract terminations	(198,771)	(10,125)	(16,163,633)	(9,155,325)
Death benefit payments	(8,827)	(8,530)	(2,192,786)	(976,039)
Flexible withdrawal option payments	(32,278)	(4,792)	(1,608,301)	(1,276,826)
Transfers to other contracts	(3,810,475)	(359,647)	(13,595,946)	(9,995,961)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	3,845,406	2,303,337	(24,887,153)	(10,498,392)
Total increase (decrease)	4,222,706	2,952,151	28,340,157	4,968,515
Net assets as of December 31, 2020	7,338,273	3,300,343	197,309,692	104,573,570

Increase (decrease) in net assets
Operations:
Net investment income (loss)	114,005	(8,340)	(2,605,078)	67,093
Total realized gains (losses) on investments	173,491	878,581	38,554,560	19,235,670
Change in net unrealized appreciation (depreciation)
of investments	(437,566)	(99,018)	2,042,037	6,592,230
Net gains (losses) on investments	(150,070)	771,223	37,991,519	25,894,993
Net increase (decrease) in net assets resulting from operations	(150,070)	771,223	37,991,519	25,894,993
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	4,039,358	4,993,797	6,694,407	6,191,751
Administration charges	(15,972)	(13,582)	(80,403)	(35,061)
Contingent sales charges	(2,179)	(740)	(20,992)	(11,144)
Contract terminations	(349,885)	(49,804)	(18,476,211)	(11,652,345)
Death benefit payments	(60,804)	(19,512)	(2,949,916)	(1,198,539)
Flexible withdrawal option payments	(48,238)	(20,027)	(1,822,977)	(1,403,601)
Transfers to other contracts	(1,475,121)	(879,884)	(8,328,616)	(6,744,052)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	2,087,159	4,010,248	(24,984,708)	(14,852,991)
Total increase (decrease)	1,937,089	4,781,471	13,006,811	11,042,002
Net assets as of December 31, 2021	$9,275,362	$8,081,814	$210,316,503	$115,615,572

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	LargeCap S&P 500 Index Class 2 Division	MFS International Intrinsic Value Service Class Division	MFS New Discovery Service Class Division	MFS Utilities Service Class Division

Net assets as of January 1, 2020	$15,836,448	$7,484,906	$4,806,641	$15,284,102

Increase (decrease) in net assets
Operations:
Net investment income (loss)	190,001	(32,548)	(58,306)	123,876
Total realized gains (losses) on investments	1,409,259	355,566	448,537	271,979
Change in net unrealized appreciation (depreciation)
of investments	2,330,309	1,090,347	1,874,655	42,454
Net gains (losses) on investments	3,929,569	1,413,365	2,264,886	438,309
Net increase (decrease) in net assets resulting from operations	3,929,569	1,413,365	2,264,886	438,309
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	11,398,409	2,316,459	3,019,957	1,900,123
Administration charges	(43,666)	(6,465)	(9,828)	(8,954)
Contingent sales charges	(6,147)	(3,118)	(1,590)	(5,239)
Contract terminations	(413,098)	(388,675)	(241,800)	(928,464)
Death benefit payments	(82,174)	—	(21,408)	(84,462)
Flexible withdrawal option payments	(105,498)	(34,301)	(48,459)	(154,112)
Transfers to other contracts	(2,713,822)	(1,435,100)	(2,260,745)	(1,789,164)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	8,034,004	448,800	436,127	(1,070,272)
Total increase (decrease)	11,963,573	1,862,165	2,701,013	(631,963)
Net assets as of December 31, 2020	27,800,021	9,347,071	7,507,654	14,652,139

Increase (decrease) in net assets
Operations:
Net investment income (loss)	202,941	(99,622)	(81,624)	44,175
Total realized gains (losses) on investments	4,123,466	693,188	1,866,348	789,998
Change in net unrealized appreciation (depreciation)
of investments	4,522,618	292,724	(1,745,048)	989,483
Net gains (losses) on investments	8,849,025	886,290	39,676	1,823,656
Net increase (decrease) in net assets resulting from operations	8,849,025	886,290	39,676	1,823,656
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	15,173,159	2,159,776	2,494,357	2,225,381
Administration charges	(81,442)	(10,451)	(16,889)	(12,550)
Contingent sales charges	(12,126)	(1,865)	(1,959)	(3,619)
Contract terminations	(947,280)	(644,615)	(352,862)	(990,999)
Death benefit payments	(291,250)	(208,289)	(130,717)	(93,371)
Flexible withdrawal option payments	(172,474)	(42,749)	(59,159)	(152,643)
Transfers to other contracts	(3,681,580)	(693,857)	(1,573,263)	(642,425)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	9,987,007	557,950	359,508	329,774
Total increase (decrease)	18,836,032	1,444,240	399,184	2,153,430
Net assets as of December 31, 2021	$46,636,053	$10,791,311	$7,906,838	$16,805,569

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	MFS Value Service Class Division	MidCap Class 1 Division	MidCap Class 2 Division (1)	Neuberger Berman AMT Mid Cap Growth Portfolio Class S Division

Net assets as of January 1, 2020	$5,292,259	$338,479,545	$—	$3,506,104

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,539)	(1,815,981)	(1,052)	(41,812)
Total realized gains (losses) on investments	183,214	41,378,330	155,591	319,099
Change in net unrealized appreciation (depreciation)
of investments	(237,955)	9,607,032	278,099	903,934
Net gains (losses) on investments	(59,280)	49,169,381	432,638	1,181,221
Net increase (decrease) in net assets resulting from operations	(59,280)	49,169,381	432,638	1,181,221
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	614,495	12,341,296	3,380,401	589,433
Administration charges	(89)	(185,708)	(2,083)	(6,127)
Contingent sales charges	(2,356)	(58,138)	(32)	(1,813)
Contract terminations	(477,629)	(25,498,930)	(2,276)	(227,541)
Death benefit payments	(346)	(4,107,656)	1	(1,047)
Flexible withdrawal option payments	(53,090)	(3,947,174)	(588)	(32,802)
Transfers to other contracts	(1,016,856)	(25,754,437)	(241,469)	(625,126)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(935,871)	(47,210,747)	3,133,954	(305,023)
Total increase (decrease)	(995,151)	1,958,634	3,566,592	876,198
Net assets as of December 31, 2020	4,297,108	340,438,179	3,566,592	4,382,302

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13,843)	(4,135,204)	(58,660)	(52,302)
Total realized gains (losses) on investments	313,823	34,740,489	622,999	797,306
Change in net unrealized appreciation (depreciation)
of investments	640,972	45,478,947	1,006,680	(263,250)
Net gains (losses) on investments	940,952	76,084,232	1,571,019	481,754
Net increase (decrease) in net assets resulting from operations	940,952	76,084,232	1,571,019	481,754
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	262,199	9,169,996	8,736,141	514,093
Administration charges	(90)	(172,477)	(15,855)	(7,918)
Contingent sales charges	(1,936)	(31,242)	(926)	(1,380)
Contract terminations	(690,840)	(28,231,827)	(63,433)	(287,599)
Death benefit payments	(47,509)	(3,777,682)	(134,345)	—
Flexible withdrawal option payments	(52,850)	(4,271,539)	(42,354)	(37,105)
Transfers to other contracts	(291,004)	(19,639,208)	(318,224)	(405,433)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(822,030)	(46,953,979)	8,161,004	(225,342)
Total increase (decrease)	118,922	29,130,253	9,732,023	256,412
Net assets as of December 31, 2021	$4,416,030	$369,568,432	$13,298,615	$4,638,714

(1) Commenced operations June 8, 2020.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Neuberger Berman AMT Sustainable Equity Class I Division	Neuberger Berman AMT Sustainable Equity Class S Division	PIMCO All Asset Administrative Class Division	PIMCO All Asset Advisor Class Division

Net assets as of January 1, 2020	$6,633,874	$15,562	$2,418,683	$112,386

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(51,285)	(73)	72,193	5,899
Total realized gains (losses) on investments	453,213	1,149	(42,629)	1,120
Change in net unrealized appreciation (depreciation)
of investments	602,708	5,446	77,337	7,973
Net gains (losses) on investments	1,004,636	6,522	106,901	14,992
Net increase (decrease) in net assets resulting from operations	1,004,636	6,522	106,901	14,992
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	160,254	29,611	142,691	84,502
Administration charges	(11,888)	(82)	—	(440)
Contingent sales charges	(1,926)	—	(1,096)	(8)
Contract terminations	(390,329)	—	(222,146)	(598)
Death benefit payments	(73,599)	—	(14,103)	(47,030)
Flexible withdrawal option payments	(70,324)	—	(35,982)	—
Transfers to other contracts	(636,354)	(1,755)	(269,415)	(518)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,024,166)	27,774	(400,051)	35,908
Total increase (decrease)	(19,530)	34,296	(293,150)	50,900
Net assets as of December 31, 2020	6,614,344	49,858	2,125,533	163,286

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(72,822)	(437)	230,056	21,324
Total realized gains (losses) on investments	490,962	3,265	52,619	563
Change in net unrealized appreciation (depreciation)
of investments	933,096	11,115	35,780	4,756
Net gains (losses) on investments	1,351,236	13,943	318,455	26,643
Net increase (decrease) in net assets resulting from operations	1,351,236	13,943	318,455	26,643
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	199,805	41,884	323,635	79,740
Administration charges	(11,346)	(206)	(90)	(695)
Contingent sales charges	(1,557)	—	(915)	(16)
Contract terminations	(555,529)	—	(326,304)	(1,074)
Death benefit payments	(27,866)	—	(1,997)	—
Flexible withdrawal option payments	(79,169)	(623)	(43,071)	(390)
Transfers to other contracts	(496,921)	(5,639)	(78,105)	(2,276)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(972,583)	35,416	(126,847)	75,289
Total increase (decrease)	378,653	49,359	191,608	101,932
Net assets as of December 31, 2021	$6,992,997	$99,217	$2,317,141	$265,218

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	PIMCO Commodity Real Return Strategy Class M Division	PIMCO Emerging Market Bond Administrative Class Division (1)	PIMCO High Yield Administrative Class Division	PIMCO Low Duration Advisor Class Division

Net assets as of January 1, 2020	$51,476	$—	$19,995,082	$1,525,804

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,335	—	681,385	(87)
Total realized gains (losses) on investments	(1,217)	—	(149,296)	6,703
Change in net unrealized appreciation (depreciation)
of investments	2,360	—	211,031	25,410
Net gains (losses) on investments	3,478	—	743,120	32,026
Net increase (decrease) in net assets resulting from operations	3,478	—	743,120	32,026
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	22,845	—	4,789,196	2,749,628
Administration charges	(185)	—	(11,880)	(4,558)
Contingent sales charges	(4)	—	(7,710)	(378)
Contract terminations	(174)	—	(1,345,434)	(65,855)
Death benefit payments	—	—	(240,039)	—
Flexible withdrawal option payments	(1,639)	—	(240,771)	(12,451)
Transfers to other contracts	(3,575)	—	(3,114,336)	(841,790)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	17,268	—	(170,974)	1,824,596
Total increase (decrease)	20,746	—	572,146	1,856,622
Net assets as of December 31, 2020	72,222	—	20,567,228	3,382,426

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8,512	2,495	696,306	(18,413)
Total realized gains (losses) on investments	1,287	(71)	205,424	2,586
Change in net unrealized appreciation (depreciation)
of investments	23,549	(7,552)	(388,982)	(69,113)
Net gains (losses) on investments	33,348	(5,128)	512,748	(84,940)
Net increase (decrease) in net assets resulting from operations	33,348	(5,128)	512,748	(84,940)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	338,875	299,829	6,403,286	2,261,720
Administration charges	(310)	(173)	(19,877)	(10,161)
Contingent sales charges	(6)	—	(7,659)	(536)
Contract terminations	(1,117)	—	(2,239,001)	(66,900)
Death benefit payments	—	—	(346,464)	—
Flexible withdrawal option payments	(2,276)	(1,472)	(259,712)	(33,369)
Transfers to other contracts	(17,860)	—	(1,240,355)	(547,334)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	317,306	298,184	2,290,218	1,603,420
Total increase (decrease)	350,654	293,056	2,802,966	1,518,480
Net assets as of December 31, 2021	$422,876	$293,056	$23,370,194	$4,900,906

(1) Commenced operations June 7, 2021

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	PIMCO Total Return Administrative Class Division	Principal Capital Appreciation Class 1 Division	Principal Capital Appreciation Class 2 Division	Principal LifeTime 2010 Class 1 Division

Net assets as of January 1, 2020	$22,921,307	$97,426,768	$5,277,728	$16,849,543

Increase (decrease) in net assets
Operations:
Net investment income (loss)	217,006	(92,359)	16,993	174,877
Total realized gains (losses) on investments	418,649	8,743,754	388,960	685,836
Change in net unrealized appreciation (depreciation)
of investments	1,087,604	5,689,670	695,821	626,630
Net gains (losses) on investments	1,723,259	14,341,065	1,101,774	1,487,343
Net increase (decrease) in net assets resulting from operations	1,723,259	14,341,065	1,101,774	1,487,343
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	13,737,857	3,495,777	2,947,936	309,434
Administration charges	(15,661)	(125,078)	(15,721)	(40,468)
Contingent sales charges	(14,174)	(25,297)	(4,065)	(3,998)
Contract terminations	(2,498,760)	(6,837,156)	(216,126)	(1,187,289)
Death benefit payments	(518,529)	(882,911)	—	(240,321)
Flexible withdrawal option payments	(368,773)	(1,707,781)	(45,060)	(740,726)
Transfers to other contracts	(6,054,923)	(9,132,361)	(886,992)	(298,138)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	4,267,037	(15,214,807)	1,779,972	(2,201,506)
Total increase (decrease)	5,990,296	(873,742)	2,881,746	(714,163)
Net assets as of December 31, 2020	28,911,603	96,553,026	8,159,474	16,135,380

Increase (decrease) in net assets
Operations:
Net investment income (loss)	195,933	(544,498)	(2,939)	38,522
Total realized gains (losses) on investments	1,233,700	12,009,658	664,677	1,285,467
Change in net unrealized appreciation (depreciation)
of investments	(2,124,101)	11,470,267	1,730,771	(652,736)
Net gains (losses) on investments	(694,468)	22,935,427	2,392,509	671,253
Net increase (decrease) in net assets resulting from operations	(694,468)	22,935,427	2,392,509	671,253
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	8,826,039	3,258,904	3,957,825	604,559
Administration charges	(31,923)	(112,706)	(26,966)	(32,476)
Contingent sales charges	(7,265)	(19,587)	(3,841)	(3,897)
Contract terminations	(1,788,611)	(9,118,569)	(307,621)	(1,483,475)
Death benefit payments	(159,185)	(1,029,292)	(38,865)	(140,491)
Flexible withdrawal option payments	(422,787)	(1,691,244)	(54,185)	(696,703)
Transfers to other contracts	(4,258,581)	(9,664,259)	(1,270,751)	(754,803)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	2,157,687	(18,376,753)	2,255,596	(2,507,286)
Total increase (decrease)	1,463,219	4,558,674	4,648,105	(1,836,033)
Net assets as of December 31, 2021	$30,374,822	$101,111,700	$12,807,579	$14,299,347

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Principal LifeTime 2020 Class 1 Division	Principal LifeTime 2030 Class 1 Division	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2050 Class 1 Division

Net assets as of January 1, 2020	$82,586,232	$57,570,462	$15,574,030	$11,861,338

Increase (decrease) in net assets
Operations:
Net investment income (loss)	944,008	379,826	86,747	43,389
Total realized gains (losses) on investments	5,025,380	1,615,789	745,748	445,040
Change in net unrealized appreciation (depreciation)
of investments	2,003,176	4,943,919	1,228,601	976,197
Net gains (losses) on investments	7,972,564	6,939,534	2,061,096	1,464,626
Net increase (decrease) in net assets resulting from operations	7,972,564	6,939,534	2,061,096	1,464,626
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,634,878	1,482,012	711,009	333,701
Administration charges	(296,924)	(232,925)	(8,057)	(8,206)
Contingent sales charges	(22,094)	(16,497)	(7,475)	(8,192)
Contract terminations	(4,639,558)	(3,295,659)	(1,411,292)	(1,526,289)
Death benefit payments	(2,214,339)	(74,212)	(40,232)	(24,348)
Flexible withdrawal option payments	(2,737,856)	(1,175,070)	(36,521)	(35,850)
Transfers to other contracts	(3,604,898)	(1,281,532)	(396,989)	(386,480)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(10,880,791)	(4,593,883)	(1,189,557)	(1,655,664)
Total increase (decrease)	(2,908,227)	2,345,651	871,539	(191,038)
Net assets as of December 31, 2020	79,678,005	59,916,113	16,445,569	11,670,300

Increase (decrease) in net assets
Operations:
Net investment income (loss)	186,411	(30,352)	(18,826)	(28,640)
Total realized gains (losses) on investments	7,594,258	3,567,752	1,390,401	842,996
Change in net unrealized appreciation (depreciation)
of investments	(1,938,203)	2,921,190	785,756	878,648
Net gains (losses) on investments	5,842,466	6,458,590	2,157,331	1,693,004
Net increase (decrease) in net assets resulting from operations	5,842,466	6,458,590	2,157,331	1,693,004
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,233,980	2,185,590	637,128	242,916
Administration charges	(263,041)	(221,968)	(7,694)	(8,646)
Contingent sales charges	(13,418)	(14,285)	(5,559)	(4,140)
Contract terminations	(5,181,065)	(5,651,768)	(1,929,461)	(1,374,221)
Death benefit payments	(625,548)	(950,471)	(1,744)	(8,903)
Flexible withdrawal option payments	(2,648,582)	(1,208,160)	(39,091)	(68,621)
Transfers to other contracts	(3,524,422)	(1,490,738)	(860,850)	(467,938)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(10,022,096)	(7,351,800)	(2,207,271)	(1,689,553)
Total increase (decrease)	(4,179,630)	(893,210)	(49,940)	3,451
Net assets as of December 31, 2021	$75,498,375	$59,022,903	$16,395,629	$11,673,751

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Principal LifeTime Strategic Income Class 1 Division	Real Estate Securities Class 1 Division	Real Estate Securities Class 2 Division	Rydex Basic Materials Division

Net assets as of January 1, 2020	$10,633,375	$67,480,063	$6,105,983	$606,375

Increase (decrease) in net assets
Operations:
Net investment income (loss)	83,699	326,008	49,685	(480)
Total realized gains (losses) on investments	249,250	4,699,003	209,339	767
Change in net unrealized appreciation (depreciation)
of investments	507,510	(8,777,765)	(508,908)	34,610
Net gains (losses) on investments	840,459	(3,752,754)	(249,884)	34,897
Net increase (decrease) in net assets resulting from operations	840,459	(3,752,754)	(249,884)	34,897
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,855,822	4,751,758	2,692,257	76,133
Administration charges	(24,639)	(10,241)	(15,031)	(613)
Contingent sales charges	(2,976)	(18,714)	(1,311)	—
Contract terminations	(734,253)	(5,753,053)	(106,585)	—
Death benefit payments	(366,668)	(487,558)	(38,966)	—
Flexible withdrawal option payments	(488,910)	(652,035)	(35,583)	(2,192)
Transfers to other contracts	(1,683,326)	(5,217,349)	(1,630,453)	(278,602)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,444,950)	(7,387,192)	864,328	(205,274)
Total increase (decrease)	(604,491)	(11,139,946)	614,444	(170,377)
Net assets as of December 31, 2020	10,028,884	56,340,117	6,720,427	435,998

Increase (decrease) in net assets
Operations:
Net investment income (loss)	41,946	40,096	35,630	(2,301)
Total realized gains (losses) on investments	601,495	5,905,170	598,633	21,583
Change in net unrealized appreciation (depreciation)
of investments	(348,436)	14,500,793	2,200,883	88,418
Net gains (losses) on investments	295,005	20,446,059	2,835,146	107,700
Net increase (decrease) in net assets resulting from operations	295,005	20,446,059	2,835,146	107,700
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	538,496	3,480,516	2,953,220	280,703
Administration charges	(21,114)	(9,856)	(22,023)	(1,135)
Contingent sales charges	(1,622)	(10,868)	(2,356)	(16)
Contract terminations	(695,105)	(6,230,164)	(217,853)	(1,225)
Death benefit payments	(369,400)	(452,586)	(75,600)	—
Flexible withdrawal option payments	(438,457)	(671,109)	(44,455)	(2,317)
Transfers to other contracts	(169,469)	(4,087,289)	(771,644)	(20,801)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,156,671)	(7,981,356)	1,819,289	255,209
Total increase (decrease)	(861,666)	12,464,703	4,654,435	362,909
Net assets as of December 31, 2021	$9,167,218	$68,804,820	$11,374,862	$798,907

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Rydex Commodities Strategy Division	Rydex NASDAQ 100 Division	SAM Balanced Portfolio Class 1 Division	SAM Balanced Portfolio Class 2 Division

Net assets as of January 1, 2020	$499,045	$3,094,997	$427,977,306	$22,821,199

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,671)	(35,138)	3,079,910	249,344
Total realized gains (losses) on investments	(29,523)	912,897	6,475,962	746,852
Change in net unrealized appreciation (depreciation)
of investments	(63,410)	1,562,865	25,867,935	1,416,053
Net gains (losses) on investments	(94,604)	2,440,624	35,423,807	2,412,249
Net increase (decrease) in net assets resulting from operations	(94,604)	2,440,624	35,423,807	2,412,249
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	168,643	4,997,593	10,621,622	6,245,640
Administration charges	(431)	(12,418)	(2,092,437)	(49,125)
Contingent sales charges	(190)	(1,441)	(109,156)	(8,643)
Contract terminations	(13,330)	(113,034)	(25,290,685)	(1,023,296)
Death benefit payments	—	(97,312)	(5,161,877)	(262,065)
Flexible withdrawal option payments	(2,602)	(22,566)	(11,216,316)	(368,651)
Transfers to other contracts	(34,447)	(818,816)	(15,532,944)	(2,284,077)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	117,643	3,932,006	(48,781,793)	2,249,783
Total increase (decrease)	23,039	6,372,630	(13,357,986)	4,662,032
Net assets as of December 31, 2020	522,084	9,467,627	414,619,320	27,483,231

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11,553)	(100,289)	559,347	180,313
Total realized gains (losses) on investments	55,933	1,428,027	12,192,115	950,032
Change in net unrealized appreciation (depreciation)
of investments	202,131	1,281,407	35,443,245	2,522,564
Net gains (losses) on investments	246,511	2,609,145	48,194,707	3,652,909
Net increase (decrease) in net assets resulting from operations	246,511	2,609,145	48,194,707	3,652,909
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,162,928	4,295,604	11,219,459	9,633,269
Administration charges	(679)	(27,696)	(2,022,154)	(70,551)
Contingent sales charges	(228)	(2,439)	(71,544)	(5,336)
Contract terminations	(66,917)	(181,900)	(29,540,387)	(495,651)
Death benefit payments	—	(187,581)	(5,294,890)	(95,152)
Flexible withdrawal option payments	(12,526)	(31,639)	(11,607,280)	(485,860)
Transfers to other contracts	(589,673)	(1,724,406)	(11,078,016)	(796,746)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	492,905	2,139,943	(48,394,812)	7,683,973
Total increase (decrease)	739,416	4,749,088	(200,105)	11,336,882
Net assets as of December 31, 2021	$1,261,500	$14,216,715	$414,419,215	$38,820,113

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 2 Division	SAM Conservative Growth Portfolio Class 1 Division	SAM Conservative Growth Portfolio Class 2 Division

Net assets as of January 1, 2020	$102,121,678	$8,927,893	$89,362,293	$15,671,496

Increase (decrease) in net assets
Operations:
Net investment income (loss)	883,410	147,554	362,258	117,530
Total realized gains (losses) on investments	720,844	202,437	1,786,903	347,506
Change in net unrealized appreciation (depreciation)
of investments	5,514,695	614,274	6,493,284	1,660,868
Net gains (losses) on investments	7,118,949	964,265	8,642,445	2,125,904
Net increase (decrease) in net assets resulting from operations	7,118,949	964,265	8,642,445	2,125,904
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	4,086,443	4,567,661	3,963,160	3,646,157
Administration charges	(290,311)	(28,781)	(7,586)	(51,526)
Contingent sales charges	(26,517)	(1,996)	(28,114)	(6,317)
Contract terminations	(5,929,445)	(199,966)	(6,699,300)	(625,902)
Death benefit payments	(858,063)	(225,159)	(826,951)	(7,021)
Flexible withdrawal option payments	(2,784,391)	(114,865)	(993,171)	(128,602)
Transfers to other contracts	(4,536,224)	(798,514)	(6,016,164)	(1,015,474)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(10,338,508)	3,198,380	(10,608,126)	1,811,315
Total increase (decrease)	(3,219,559)	4,162,645	(1,965,681)	3,937,219
Net assets as of December 31, 2020	98,902,119	13,090,538	87,396,612	19,608,715

Increase (decrease) in net assets
Operations:
Net investment income (loss)	386,521	126,801	(209,411)	53,316
Total realized gains (losses) on investments	1,664,718	384,915	4,730,045	889,989
Change in net unrealized appreciation (depreciation)
of investments	5,706,477	607,749	8,727,794	2,755,447
Net gains (losses) on investments	7,757,716	1,119,465	13,248,428	3,698,752
Net increase (decrease) in net assets resulting from operations	7,757,716	1,119,465	13,248,428	3,698,752
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	3,945,762	5,123,158	2,198,174	7,850,143
Administration charges	(272,618)	(41,352)	(6,728)	(85,397)
Contingent sales charges	(21,468)	(2,992)	(24,943)	(11,332)
Contract terminations	(8,665,006)	(279,527)	(10,001,949)	(876,590)
Death benefit payments	(1,119,722)	(78,831)	(512,859)	(60,626)
Flexible withdrawal option payments	(2,613,147)	(188,025)	(1,180,142)	(223,688)
Transfers to other contracts	(2,617,631)	(2,154,309)	(3,655,501)	(237,146)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(11,363,830)	2,378,122	(13,183,948)	6,355,364
Total increase (decrease)	(3,606,114)	3,497,587	64,480	10,054,116
Net assets as of December 31, 2021	$95,296,005	$16,588,125	$87,461,092	$29,662,831

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	SAM Flexible Income Portfolio Class 1 Division	SAM Flexible Income Portfolio Class 2 Division	SAM Strategic Growth Portfolio Class 1 Division	SAM Strategic Growth Portfolio Class 2 Division

Net assets as of January 1, 2020	$121,789,147	$16,832,897	$53,899,787	$9,817,608

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,549,246	351,921	145,542	81,033
Total realized gains (losses) on investments	237,246	359,518	1,035,044	386,927
Change in net unrealized appreciation (depreciation)
of investments	3,963,733	537,698	4,710,115	1,710,461
Net gains (losses) on investments	5,750,225	1,249,137	5,890,701	2,178,421
Net increase (decrease) in net assets resulting from operations	5,750,225	1,249,137	5,890,701	2,178,421
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	10,408,619	6,768,042	2,882,424	3,946,072
Administration charges	(154,407)	(50,933)	(6,538)	(24,485)
Contingent sales charges	(49,892)	(4,816)	(23,271)	(5,576)
Contract terminations	(11,160,553)	(412,795)	(5,470,879)	(324,401)
Death benefit payments	(1,737,243)	—	(390,230)	—
Flexible withdrawal option payments	(3,453,796)	(307,704)	(383,370)	(55,114)
Transfers to other contracts	(9,317,983)	(1,376,301)	(3,966,266)	(1,188,084)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(15,465,255)	4,615,493	(7,358,130)	2,348,412
Total increase (decrease)	(9,715,030)	5,864,630	(1,467,429)	4,526,833
Net assets as of December 31, 2020	112,074,117	22,697,527	52,432,358	14,344,441

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,001,754	432,985	(269,437)	2,440
Total realized gains (losses) on investments	1,636,240	681,474	2,684,359	808,965
Change in net unrealized appreciation (depreciation)
of investments	3,160,298	307,971	6,561,036	2,002,467
Net gains (losses) on investments	5,798,292	1,422,430	8,975,958	2,813,872
Net increase (decrease) in net assets resulting from operations	5,798,292	1,422,430	8,975,958	2,813,872
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	9,808,585	13,838,160	3,421,021	7,881,945
Administration charges	(134,850)	(80,360)	(5,975)	(34,957)
Contingent sales charges	(22,831)	(12,041)	(13,344)	(1,836)
Contract terminations	(10,023,065)	(1,032,615)	(4,911,695)	(279,876)
Death benefit payments	(1,267,270)	(439,047)	(113,992)	(96,199)
Flexible withdrawal option payments	(3,297,043)	(381,076)	(475,939)	(117,470)
Transfers to other contracts	(5,976,293)	(2,857,910)	(3,735,207)	(1,132,629)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(10,912,767)	9,035,111	(5,835,131)	6,218,978
Total increase (decrease)	(5,114,475)	10,457,541	3,140,827	9,032,850
Net assets as of December 31, 2021	$106,959,642	$33,155,068	$55,573,185	$23,377,291

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	Short-Term Income Class 1 Division	SmallCap Class 1 Division	SmallCap Class 2 Division	T. Rowe Price Blue Chip Growth Portfolio II Division

Net assets as of January 1, 2020	$70,426,988	$94,321,287	$2,452,075	$25,128,752

Increase (decrease) in net assets
Operations:
Net investment income (loss)	518,148	(704,477)	(16,727)	(384,617)
Total realized gains (losses) on investments	(115,650)	5,665,015	170,356	3,942,467
Change in net unrealized appreciation (depreciation)
of investments	831,836	12,112,650	545,776	4,468,651
Net gains (losses) on investments	1,234,334	17,073,188	699,405	8,026,501
Net increase (decrease) in net assets resulting from operations	1,234,334	17,073,188	699,405	8,026,501
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	20,590,728	5,399,077	1,196,469	9,750,278
Administration charges	(209,314)	(60,691)	(6,752)	(24,856)
Contingent sales charges	(19,648)	(19,579)	(954)	(10,125)
Contract terminations	(4,551,225)	(7,903,426)	(86,446)	(2,012,279)
Death benefit payments	(660,081)	(879,171)	(6,484)	(178,017)
Flexible withdrawal option payments	(2,506,745)	(1,210,901)	(16,949)	(246,853)
Transfers to other contracts	(10,775,347)	(8,727,896)	(500,771)	(5,499,872)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	1,868,368	(13,402,587)	578,113	1,778,276
Total increase (decrease)	3,102,702	3,670,601	1,277,518	9,804,777
Net assets as of December 31, 2020	73,529,690	97,991,888	3,729,593	34,933,529

Increase (decrease) in net assets
Operations:
Net investment income (loss)	97,189	(1,068,805)	(33,120)	(492,081)
Total realized gains (losses) on investments	384,830	7,827,813	392,659	8,233,793
Change in net unrealized appreciation (depreciation)
of investments	(1,884,009)	10,941,581	311,342	(1,991,142)
Net gains (losses) on investments	(1,401,990)	17,700,589	670,881	5,750,570
Net increase (decrease) in net assets resulting from operations	(1,401,990)	17,700,589	670,881	5,750,570
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	10,994,071	4,887,561	1,934,813	10,379,742
Administration charges	(188,897)	(56,598)	(10,917)	(43,852)
Contingent sales charges	(16,737)	(10,872)	(1,338)	(10,531)
Contract terminations	(6,921,668)	(8,296,751)	(115,441)	(2,782,446)
Death benefit payments	(1,509,523)	(1,025,407)	(74,867)	(861,337)
Flexible withdrawal option payments	(2,302,192)	(1,295,184)	(20,357)	(293,237)
Transfers to other contracts	(7,697,349)	(9,615,798)	(830,529)	(3,842,111)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(7,642,295)	(15,413,049)	881,364	2,546,228
Total increase (decrease)	(9,044,285)	2,287,540	1,552,245	8,296,798
Net assets as of December 31, 2021	$64,485,405	$100,279,428	$5,281,838	$43,230,327

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	T. Rowe Price Health Sciences Portfolio II Division	Templeton Global Bond VIP Class 4 Division	Templeton Growth VIP Class 2 Division	The Merger Fund Division

Net assets as of January 1, 2020	$26,161,281	$5,135,868	$661,321	$303,906

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(366,903)	193,026	12,432	(2,866)
Total realized gains (losses) on investments	2,989,544	(281,824)	(32,865)	935
Change in net unrealized appreciation (depreciation)
of investments	3,555,423	(218,205)	57,857	24,659
Net gains (losses) on investments	6,178,064	(307,003)	37,424	22,728
Net increase (decrease) in net assets resulting from operations	6,178,064	(307,003)	37,424	22,728
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,312,258	735,382	120,847	107,323
Administration charges	(8,699)	(3,586)	—	(1,148)
Contingent sales charges	(12,234)	(1,115)	(115)	(226)
Contract terminations	(2,479,575)	(133,246)	(17,820)	(12,107)
Death benefit payments	(169,053)	—	(41,860)	—
Flexible withdrawal option payments	(208,090)	(23,538)	(6,680)	(882)
Transfers to other contracts	(3,647,571)	(2,360,105)	(135,855)	(21,109)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(4,212,964)	(1,786,208)	(81,483)	71,851
Total increase (decrease)	1,965,100	(2,093,211)	(44,059)	94,579
Net assets as of December 31, 2020	28,126,381	3,042,657	617,262	398,485

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(398,753)	(30,447)	1,745	(3,202)
Total realized gains (losses) on investments	3,530,126	(203,875)	(12,571)	22,986
Change in net unrealized appreciation (depreciation)
of investments	(119,333)	54,137	36,418	(18,644)
Net gains (losses) on investments	3,012,040	(180,185)	25,592	1,140
Net increase (decrease) in net assets resulting from operations	3,012,040	(180,185)	25,592	1,140
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,864,293	768,214	15,457	47,875
Administration charges	(7,545)	(4,843)	—	(1,393)
Contingent sales charges	(9,555)	(674)	77	(300)
Contract terminations	(3,409,253)	(122,545)	(17,402)	(32,791)
Death benefit payments	(131,637)	(64,971)	(3,039)	—
Flexible withdrawal option payments	(225,758)	(25,486)	(6,663)	(736)
Transfers to other contracts	(3,433,543)	(630,370)	(19,771)	(10,926)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(4,352,998)	(80,675)	(31,341)	1,729
Total increase (decrease)	(1,340,958)	(260,860)	(5,749)	2,869
Net assets as of December 31, 2021	$26,785,423	$2,781,797	$611,513	$401,354

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	TOPS Aggressive Growth ETF Portfolio Investor Class Division	TOPS Balanced ETF Portfolio Investor Class Division	TOPS Conservative ETF Portfolio Investor Class Division	TOPS Growth ETF Portfolio Investor Class Division

Net assets as of January 1, 2020	$624,179	$1,016,846	$294,919	$1,043,513

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,491	5,722	413	(1,801)
Total realized gains (losses) on investments	10,424	(17,994)	589	8,957
Change in net unrealized appreciation (depreciation)
of investments	96,223	61,687	15,522	26,042
Net gains (losses) on investments	111,138	49,415	16,524	33,198
Net increase (decrease) in net assets resulting from operations	111,138	49,415	16,524	33,198
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	362,507	336,029	38,561	147,468
Administration charges	(2,352)	(347)	(513)	(1,752)
Contingent sales charges	—	(15)	—	(7)
Contract terminations	—	(1,075)	—	(494)
Death benefit payments	—	—	—	—
Flexible withdrawal option payments	—	(7,652)	—	(1,760)
Transfers to other contracts	(85,439)	(348,730)	—	(526,351)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	274,716	(21,790)	38,048	(382,896)
Total increase (decrease)	385,854	27,625	54,572	(349,698)
Net assets as of December 31, 2020	1,010,033	1,044,471	349,491	693,815

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,350)	284	(254)	(3,336)
Total realized gains (losses) on investments	42,843	2,642	1,271	10,121
Change in net unrealized appreciation (depreciation)
of investments	135,052	95,866	34,060	114,058
Net gains (losses) on investments	174,545	98,792	35,077	120,843
Net increase (decrease) in net assets resulting from operations	174,545	98,792	35,077	120,843
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	193,307	952,205	835,140	633,680
Administration charges	(2,738)	(219)	(603)	(2,886)
Contingent sales charges	(2,808)	(94)	(3)	(564)
Contract terminations	(188,154)	(6,271)	(1,033)	(37,766)
Death benefit payments	—	—	—	—
Flexible withdrawal option payments	(400)	(5,315)	(989)	(1,032)
Transfers to other contracts	(2,063)	(68)	(875)	(10,757)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(2,856)	940,238	831,637	580,675
Total increase (decrease)	171,689	1,039,030	866,714	701,518
Net assets as of December 31, 2021	$1,181,722	$2,083,501	$1,216,205	$1,395,333

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2021 and 2020

	TOPS Moderate Growth ETF Portfolio Investor Class Division	VanEck Global Resources Class S Division (1)

Net assets as of January 1, 2020	$237,263	$3,957,008

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,847	(22,510)
Total realized gains (losses) on investments	455	(208,463)
Change in net unrealized appreciation (depreciation)
of investments	25,816	894,908
Net gains (losses) on investments	28,118	663,935
Net increase (decrease) in net assets resulting from operations	28,118	663,935
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	60,034	553,489
Administration charges	(1,008)	(701)
Contingent sales charges	(2)	(1,543)
Contract terminations	(148)	(280,002)
Death benefit payments	—	(37,767)
Flexible withdrawal option payments	(659)	(19,995)
Transfers to other contracts	(232)	(583,846)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	57,985	(370,365)
Total increase (decrease)	86,103	293,570
Net assets as of December 31, 2020	323,366	4,250,578

Increase (decrease) in net assets
Operations:
Net investment income (loss)	335	(48,460)
Total realized gains (losses) on investments	1,261	323,073
Change in net unrealized appreciation (depreciation)
of investments	39,362	444,308
Net gains (losses) on investments	40,958	718,921
Net increase (decrease) in net assets resulting from operations	40,958	718,921
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	155,263	1,022,468
Administration charges	(1,406)	(1,219)
Contingent sales charges	—	(1,130)
Contract terminations	—	(486,939)
Death benefit payments	—	(6,264)
Flexible withdrawal option payments	(3,286)	(28,643)
Transfers to other contracts	(17)	(879,225)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	150,554	(380,952)
Total increase (decrease)	191,512	337,969
Net assets as of December 31, 2021	$514,878	$4,588,547

(1) Represented the operations of VanEck Global Hard Assets Class S Division until June 7, 2021.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021
1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal Life Insurance Company Separate Account B (“Separate Account B”) is a segregated investment account of Principal Life Insurance Company (“Principal Life”) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of Separate Account B invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2021, contractholder investment options included the following diversified open–end management investment companies:

Principal Variable Contracts Funds, Inc. – Class 1: (1)
Core Plus Bond Account
Diversified Balanced Account (3)
Diversified International Account
Equity Income Account
Government & High Quality Bond Account
International Emerging Markets Account
LargeCap Growth Account I
LargeCap S&P 500 Index Account
MidCap Account
Principal Capital Appreciation Account
Principal LifeTime 2010 Account
Principal LifeTime 2020 Account
Principal LifeTime 2030 Account
Principal LifeTime 2040 Account
Principal LifeTime 2050 Account
Principal LifeTime Strategic Income Account
Real Estate Securities Account
Short-Term Income Account
SmallCap Account
Strategic Asset Management (“SAM”) Portfolios:
Balanced Portfolio
Conservative Balanced Portfolio
Conservative Growth Portfolio
Flexible Income Portfolio
Strategic Growth Portfolio
Principal Variable Contracts Funds, Inc. – Class 2: (1)
Diversified Balanced Account
Diversified Balanced Managed Volatility Account
Diversified Balanced Volatility Control Account (2)
Diversified Growth Account
Diversified Growth Managed Volatility Account
Diversified Growth Volatility Control Account (2)
Diversified Income Account
Equity Income Account
LargeCap S&P 500 Index Account
MidCap Account (7)
Principal Capital Appreciation Account
Real Estate Securities Account
SmallCap Account

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021
SAM Portfolios:
Balanced Portfolio
Conservative Balanced Portfolio
Conservative Growth Portfolio
Flexible Income Portfolio
Strategic Growth Portfolio
Principal Variable Contracts Funds, Inc. – Class 3: (1)
Blue Chip Account (9)
AllianceBernstein Variable Product Series Fund, Inc.:
Small Cap Growth Portfolio – Class A
Small/Mid Cap Value Portfolio – Class A
Alps/Red Rocks Global Opportunity Portfolio – Class III
American Century:
VP Capital Appreciation Fund – Class I
VP Disciplined Core Value Fund – Class I (10)
VP Inflation Protection Fund – Class II
VP Mid Cap Value Fund – Class II
VP Ultra® Fund – Class I
VP Ultra® Fund – Class II
VP Value Fund – Class II
American Funds Insurance Series:
Asset Allocation Fund – Class 2
Asset Allocation Fund – Class 4
Global Small Capitalization Fund – Class 2
Global Small Capitalization Fund – Class 4
High-Income Trust Fund – Class 2 (13)
Managed Risk Asset Allocation Fund – Class P2
Managed Risk Growth Fund – Class P2
Managed Risk International Fund – Class P2
New World Fund – Class 2
New World Fund – Class 4
Washington Mutual Investors Fund – Class 2 (11)
Washington Mutual Investors Fund – Class 4 (12)
BlackRock Variable Insurance Funds:
60/40 Target Allocation ETF V.I. Fund – Class III
Advantage SMID Cap V.I. Fund – Class III (14)
Global Allocation V.I. Fund – Class III
BNY Mellon IP:
MidCap Stock Portfolio – Service Shares
Technology Growth Portfolio – Service Shares
Calvert VP Portfolio:
EAFE International Index – Class F
Investment Grade Bond – Class F (4)
Russell 2000 Small Cap Index – Class F
S&P MidCap 400 Index – Class F
ClearBridge Variable Small Cap Growth Portfolio – Class II
Columbia Variable Portfolio:
Limited Duration Credit – Class 2
Small Cap Value – Class 2
Delaware VIP® Trust Series:
Small Cap Value – Service Class

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021
DWS Variable Series II:
Alternative Asset Allocation VIP – Class B
Equity 500 Index VIP – Class B2
Small Mid Cap Value VIP – Class B
EQ Advisors Trust:(SM)
1290 VT Convertible Securities Portfolio – Class IB (5)
1290 VT GAMCO Small Company Value Portfolio – Class IB (5)
1290 VT Micro Cap Portfolio – Class IB (5)
1290 VT SmartBeta Equity Portfolio – Class IB (5)
1290 VT Socially Responsible Portfolio – Class IB (5)
Fidelity® Variable Insurance Products:
Contrafund® Portfolio – Service Class
Contrafund® Portfolio – Service Class 2
Equity-Income Portfolio – Service Class 2
Freedom 2020 – Service Class 2 (5)
Freedom 2030 – Service Class 2 (5)
Freedom 2040 – Service Class 2 (5)
Freedom 2050 – Service Class 2 (5)
Government Money Market Portfolio – Initial Class
Government Money Market Portfolio – Service Class 2
Growth Portfolio – Service Class
Growth Portfolio – Service Class 2
Mid Cap Portfolio – Service Class
Mid Cap Portfolio – Service Class 2
Overseas Portfolio – Service Class 2
Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund – Class 2
Franklin Income VIP – Class 4 (4)
Franklin Rising Dividends VIP Fund – Class 4
Franklin Small Cap Value VIP Fund – Class 2
Franklin U.S. Government Securities VIP Fund – Class 2 (5)
Templeton Global Bond VIP Fund – Class 4
Templeton Growth VIP Fund – Class 2
Goldman Sachs Variable Insurance Trust:
Mid Cap Value Fund – Institutional Shares
Mid Cap Value Fund – Service Shares
Multi-Strategy Alternatives Portfolio – Service Shares
Small Cap Equity Insights Fund – Institutional Shares
Small Cap Equity Insights Fund – Service Shares
Guggenheim Investments Variable Insurance Funds:
Floating Rate Strategies – Series F
Global Managed Futures Strategy Fund
Long Short Equity Fund
Multi-Hedge Strategies Fund
Invesco V.I. Fund:
American Franchise Fund – Series I Shares
American Value Fund – Series I Shares (8)
Balanced-Risk Allocation Fund – Series II Shares
Core Equity Fund – Series I Shares
Discovery Mid Cap Growth Fund – Series I Shares (6) (15)
Health Care Fund – Series I Shares
Health Care Fund – Series II Shares

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021
International Growth Fund – Series I Shares
International Growth Fund – Series II Shares
Main Street Small Cap Fund – Series II Shares (16)
Small Cap Equity Fund – Series I Shares
Technology Fund – Series I Shares
Janus Henderson Series:
Balanced Portfolio – Service Shares (9)
Enterprise Portfolio – Service Shares
Flexible Bond Portfolio – Service Shares
Global Technology and Innovation Portfolio – Service Shares (5)
MFS®:
International Intrinsic Value Portfolio – Service Class
New Discovery Portfolio – Service Class
Utilities Series – Service Class
Value Series – Service Class
Neuberger Berman Advisors Management Trust:
Mid Cap Growth Portfolio – Class S
Sustainable Equity Portfolio – Class I
Sustainable Equity Portfolio – Class S (4)
PIMCO Variable Insurance Trust:
All Asset Portfolio – Administrative Class
All Asset Portfolio – Advisor Class
Commodity Real Return Strategy Portfolio – Class M
Emerging Markets Bond Portfolio – Administrative Class (9)
High Yield Portfolio – Administrative Class
Low Duration Portfolio – Advisor Class
Total Return Portfolio – Administrative Class
Rydex V.I. Fund:
Basic Materials Fund
Commodities Strategy Fund
NASDAQ 100 Fund
T. Rowe Price Equity Series, Inc.:
Blue Chip Growth Portfolio – II
Health Sciences Portfolio – II
The Merger Fund VL
TOPS Managed Risk Series:
Aggressive Growth ETF Portfolio Investor Class (4)
Balanced ETF Portfolio Investor Class (4)
Conservative ETF Portfolio Investor Class (4)
Growth ETF Portfolio Investor Class (4)
Moderate Growth ETF Portfolio Investor Class (4)
VanEck VIP Global Resources Fund – Class S Shares (17)

(1)    Organized by Principal Life.
(2)    Commenced operations April 6, 2017.
(3)    Commenced operations May 26, 2017.
(4)    Commenced operations June 11, 2018.
(5)    Commenced operations June 7, 2019.
(6)    Commenced operations April 30, 2020.
(7)    Commenced operations June 8, 2020.
(8)    Commenced operations April 29, 2021.
(9)    Commenced operations June 7, 2021.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021
(10) Represented the operations of American Century VP Income & Growth Class I Division until June 7, 2021.
(11) Represented the operations of American Funds Insurance Series Blue Chip Income and Growth Fund Class 2 Division until June 7, 2021.
(12) Represented the operations of American Funds Insurance Series Blue Chip Income and Growth Fund Class 4 Division until June 7, 2021.
(13) Represented the operations of American Funds Insurance Series High-Income Bond Class 2 Division until June 7, 2021.
(14) Represented the operations of BlackRock Advantage U.S. Total Market Class III Division until June 7, 2021.
(15) Represented the operations of Invesco Oppenheimer VI Discovery Mid Cap Growth until June 7, 2021.
(16) Represented the operations of Invesco Oppenheimer V.I. Main Street Small Cap Series II Division until June 7, 2021.
(17) Represented the operations of VanEck Global Hard Assets Class S Division until June 7, 2021.

                Commenced operations date is the date the division became available to contractholders.

                During 2021, the following divisions were liquidated and subsequently reinvested:

Date	Liquidation Division	Reinvested Division	Transferred Assets
May 1, 2021	Delaware Limited Term Diversified Income Service Class	Lincoln Delaware Limited Term Diversified Income	$1,196,764
May 1, 2021	Invesco Value Opportunities Series I	Invesco American Value Series I	4,074,317
July 24, 2021	Lincoln Delaware Limited Term Diversified Income	Columbia Limited Duration Credit Class 2	1,230,974

The assets of Separate Account B are owned by Principal Life. The assets of Separate Account B support the following variable annuity contracts of Principal Life and may not be used to satisfy the liabilities arising from any other business of Principal Life:

•Bankers Flexible Annuity;
•Pension Builder Plus;
•Pension Builder Plus-Rollover IRA;
•Personal Variable;
•Premier Variable;
•Principal® Freedom Variable Annuity;
•Principal® Freedom Variable Annuity 2;
•Principal® Investment Plus Variable Annuity;
•Principal® Investment Plus Variable Annuity with Premium Payment Credit Rider;
•Principal® Lifetime Income Solutions;
•Principal® Lifetime Income Solutions II;
•Principal® Pivot Series Variable Annuity;
•Principal® Pivot Series Variable Annuity with Liquidity Max Rider;
•Principal® Pivot Series Variable Annuity v2;
•Principal® Pivot Series Variable Annuity v3;
•Principal® Variable Annuity and
•Principal® Variable Annuity with Purchase Payment Credit Rider.

Principal Life no longer accepts contributions for Bankers Flexible Annuity contracts, Pension Builder Plus contracts and Pension Builder Plus-Rollover IRA contracts. Contractholders are given the option of withdrawing their funds or transferring to another contract at any time. Contributions to the Personal Variable contracts are no longer accepted from new customers, only from existing customers.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021
Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements and accompanying notes of Separate Account B in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

The outbreak of the novel coronavirus (“COVID-19”) in many countries continues to adversely impact global commercial activity and has contributed to significant volatility in financial markets. These events present material uncertainty and risk with respect to the Separate Account performance and financial results.

Investments

Investments are stated at the closing net asset value (“NAV”) per share on December 31, 2021. Net realized capital gains and losses on sales of investments are determined on the basis of specific identification under the first-in, first-out method. Investment transactions are accounted for on a trade date basis. Dividends and realized gains (losses) on investments are recognized on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the funds on the payable date.

Fair Value Measurements

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

•Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.

•Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

•Level 3 – Fair values are based on at least one significant unobservable input for the asset or liability.

    All investments of the open-end management investment companies listed above represent investments in mutual funds for which a daily NAV is calculated and published. Therefore, all investments are reflected in Level 1 of the fair value hierarchy.

2. Expenses and Related Party Transactions

Principal Life is compensated for the following expenses:

Bankers Flexible Annuity contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.48% of the asset value of each contract. An annual administration charge of $7 for each participant’s account is deducted as compensation for administrative expenses. This charge is collected by redeeming units of the separate account.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021
Pension Builder Plus and Pension Builder Plus-Rollover IRA contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.50% (1.00% for a Rollover IRA) of the asset value of each contract. A contingent sales charge of up to 7.00% may be deducted from withdrawals made during the first ten years of a contract, except for withdrawals related to death or permanent disability. An annual administration charge will be deducted ranging from a minimum of $25 to a maximum of $275 depending upon the number of participants under the retirement plan and their participant investment account values.

Personal Variable contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.64% of the asset value of each contract. The contract provides for recordkeeping and other services and allows the contractholders, in their sole discretion, a customized plan-level service package and charges. An annual administration charge of $34 (increases to $37 if the benefit plan reports are distributed directly to the homes of plan participants) for each participant’s account plus 0.35% of the annual average balance of investment account values that correlate to a plan participant will be deducted on a quarterly basis.

Premier Variable contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.42% of the asset value of each contract. The contract provides for recordkeeping and other services and allows the contractholders, in their sole discretion, a customized plan-level service package and charges. The amount varies by Plan document and contract account balance.

Principal® Freedom Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.85% of the asset value of each contract. Principal Life reserves the right to increase this charge but guarantees it will not exceed 1.25% per year. A surrender charge up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for withdrawals related to death, annuitization, permanent disability, confinement in a health facility or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each division. This fee is currently being waived.

Principal® Freedom Variable Annuity 2 – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.95% of the asset value of each contract. Principal Life reserves the right to increase this charge but guarantees it will not exceed 1.25% per year. A surrender charge up to 3.00% may be deducted from the withdrawals made during the first three years of a contract, except for death, annuitization, permanent disability, confinement in a health facility or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each division. This fee is currently being waived.

Principal® Investment Plus Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. An annual administration charge of the lesser of 2.00% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value. The product also contains an optional premium payment credit rider, which charges an annual rate of 0.60%. For electing participants, the rider is deducted from the daily unit value. For contracts with the premium payment credit rider, the maximum surrender charge is 8.00% from withdrawals made during the first eight years.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021
Principal® Lifetime Income Solutions – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. Principal Life reserves the right to charge an additional administration fee of up to 0.15% of the average daily net asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value.

Principal® Lifetime Income Solutions II – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. Principal Life reserves the right to charge an additional administration fee of up to 0.50% of the average daily net asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value.

Principal® Pivot Series Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.00% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. An annual administration charge of the lesser of 2.00% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.30% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value. The product also contains an optional liquidity max rider, which charges an annual rate of 0.25%. For electing participants, the rider is deducted from the daily unit value.

Principal® Pivot Series Variable Annuity v2 – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.85% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. An annual administration charge of the lesser of 2.00% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.30% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value.

Principal® Pivot Series Variable Annuity v3 – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.60% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. An annual administration charge of the lesser of 2.00% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.30% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value.

Principal® Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.05% of the asset value of each contract. This charge is deducted from the daily unit value. The product also contains an optional purchase payment credit rider, which charges an annual rate of 0.60%. For electing participants, the rider is deducted from the daily unit value. For contracts with the purchase payment credit rider, the maximum surrender charge is 8.00% from withdrawals made during the first eight years.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021
During the year ended December 31, 2021, investment advisory and management fees were paid indirectly to Principal Global Investors, LLC (“Manager”) (wholly owned indirectly by Principal Financial Services, Inc.) in its capacity as advisor to Principal Variable Contracts Funds, Inc. These fees are computed at an annual percentage rate of each division’s average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the divisions, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is 0.25% of aggregate net assets up to the first $1 billion and 0.20% of aggregate net assets over $1 billion. The Principal LifeTime Accounts do not pay investment advisory and management fees.

The annual rates used in this calculation for each of the other divisions are shown in the following tables:

	Net Assets
	(in millions)
	First $100	Next $100	Next $100	Next $100	Thereafter
Core Plus Bond	0.50%	0.45%	0.40%	0.35%	0.30%
Equity Income	0.60	0.55	0.50	0.45	0.40
Government & High Quality Bond	0.50	0.48	0.46	0.45	0.44
LargeCap Growth I	0.80	0.75	0.70	0.65	0.60
MidCap	0.65	0.60	0.55	0.50	0.45
Real Estate Securities	0.83	0.78	0.73	0.70	0.68
SmallCap	0.85	0.80	0.75	0.70	0.65

	Net Assets
	(in millions)
	First $250	Next $250	Next $250	Next $250	Thereafter
Diversified International	0.85%	0.80%	0.75%	0.70%	0.65%
International Emerging Markets	1.10	1.05	1.00	0.95	0.90

	Net Assets
	(in millions)
	First $500	Over $500
Blue Chip	0.600%	0.550%
Principal Capital Appreciation	0.625	0.500
Short-Term Income	0.450	0.390

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

All Net Assets
Diversified Balanced	0.05%
Diversified Balanced Managed Volatility	0.05
Diversified Balanced Volatility Control	0.12
Diversified Growth	0.05
Diversified Growth Managed Volatility	0.05
Diversified Growth Volatility Control	0.12
Diversified Income	0.05
LargeCap S&P 500 Index	0.25

The Manager has contractually agreed to waive certain of the divisions’ management and investment advisory fees. The expense waiver will reduce the divisions’ management and investment advisory fees. The waivers are expressed as a percentage of average daily net assets on an annualized basis during the reported period. The waivers were as follows:

From January 1, 2021 through
December 31, 2021
Expiration
LargeCap Growth I	0.016%	April 30, 2022

The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to division, acquired division fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) for certain classes of shares of certain of the divisions. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The expenses borne by the Manager are subject to reimbursement by the divisions through the fiscal year end, provided no reimbursement will be made if it would result in the divisions exceeding the total operating expense limits. Any amounts outstanding at the end of the year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits were as follows:

	From January 1, 2021 through December 31, 2021
	Class 1	Class 2	Class 3	Expiration
Blue Chip	N/A	N/A	1.05%	April 30, 2022
Diversified Balanced Managed Volatility	N/A	0.31%	N/A	April 30, 2022
International Emerging Markets	1.20%	N/A	N/A	April 30, 2022
LargeCap Growth I	0.69	N/A	N/A	April 30, 2022

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

In addition, the Manager has voluntarily agreed to limit the expenses (excluding interest expense, expenses related to division investments, acquired fund fees and expenses and tax reclaim recovery expenses and other extraordinary expenses) attributable to Class 2 shares of certain of the divisions. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The expense limit may be terminated at any time. The operating expense limits were as follows:

From January 1, 2021 through
December 31, 2021
Diversified Income	0.31%

3. Federal Income Taxes

The operations of Separate Account B are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of Separate Account B.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021
4. Purchases and Sales of Investments

The aggregate cost of purchases and proceeds from sales of investments were as follows for the year ended December 31, 2021:

Division	Purchases	Sales

AllianceBernstein Small Cap Growth Class A	$1,641,969	$1,689,906

AllianceBernstein Small/Mid Cap Value Class A	$1,780,614	$1,710,111

Alps/Red Rocks Global Opportunity Portfolio Class III	$621,626	$167,768

American Century VP Capital Appreciation Class I	$289,086	$511,582

American Century VP Disciplined Core Value Class I	$2,266,859	$1,669,874

American Century VP Inflation Protection Class II	$7,396,589	$8,310,353

American Century VP Mid Cap Value Class II	$799,771	$2,056,725

American Century VP Ultra Class I	$521,770	$1,151,845

American Century VP Ultra Class II	$3,224,125	$8,765,278

American Century VP Value Class II	$1,834,335	$2,508,101

American Funds Insurance Series Asset Allocation Fund Class 2	$1,385,228	$1,789,151

American Funds Insurance Series Asset Allocation Fund Class 4	$7,736,556	$926,693

American Funds Insurance Series Global Small Capitalization Fund Class 2	$256,113	$483,213

American Funds Insurance Series Global Small Capitalization Fund Class 4	$2,134,621	$657,808

American Funds Insurance Series High-Income Trust Class 2	$818,947	$643,606

American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2	$1,889,651	$317,127

American Funds Insurance Series Managed Risk Growth Fund Class P2	$1,910,311	$286,589

American Funds Insurance Series Managed Risk International Fund Class P2	$142,092	$27,550

American Funds Insurance Series New World Fund Class 2	$541,362	$582,589

American Funds Insurance Series New World Fund Class 4	$3,146,973	$592,786

American Funds Insurance Series Washington Mutual Investors Class 2	$784,048	$1,014,171

American Funds Insurance Series Washington Mutual Investors Class 4	$2,620,184	$1,368,865

BlackRock 60/40 Target Allocation Class III	$5,242,867	$650,254

BlackRock Advantage SMID Cap Class III	$2,190,165	$678,853

BlackRock Global Allocation Class III	$3,275,311	$946,084

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

Division	Purchases	Sales

Blue Chip Class 3	$7,126,531	$230,884

BNY Mellon IP MidCap Stock Service Shares	$234,670	$95,154

BNY Mellon IP Technology Growth Service Shares	$3,105,282	$3,654,752

Calvert EAFE International Index Class F	$1,217,218	$348,253

Calvert Investment Grade Bond Portfolio Class F	$2,333,101	$689,673

Calvert Russell 2000 Small Cap Index Class F	$2,712,283	$623,783

Calvert S&P MidCap 400 Index Class F	$2,560,058	$1,178,662

ClearBridge Small Cap Growth Class II	$3,499,557	$915,227

Columbia Limited Duration Credit Class 2	$3,328,066	$1,576,094

Columbia Small Cap Value Class 2	$1,570,085	$219,817

Core Plus Bond Class 1	$19,066,186	$24,161,887

Delaware Small Cap Value Service Class	$860,260	$932,052

Diversified Balanced Class 1	$2,509,159	$3,318,563

Diversified Balanced Class 2	$125,371,814	$173,659,686

Diversified Balanced Managed Volatility Class 2	$29,583,368	$41,088,082

Diversified Balanced Volatility Control Class 2	$44,884,532	$13,384,078

Diversified Growth Class 2	$432,026,709	$603,492,458

Diversified Growth Managed Volatility Class 2	$43,734,977	$67,497,822

Diversified Growth Volatility Control Class 2	$235,189,329	$68,741,774

Diversified Income Class 2	$96,386,409	$102,402,988

Diversified International Class 1	$6,189,386	$16,383,670

DWS Alternative Asset Allocation Class B	$54,579	$2,611

DWS Equity 500 Index Class B2	$189,422	$525,537

DWS Small Mid Cap Value Class B	$704,687	$408,648

EQ Convertible Securities Class IB	$1,134,263	$118,911

EQ GAMCO Small Company Value Class IB	$154,970	$44,090

EQ Micro Cap Class IB	$2,587,035	$1,212,935

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

Division	Purchases	Sales

EQ SmartBeta Equity Class IB	$78,638	$24,002

EQ Socially Responsible Class IB	$662,852	$187,119

Equity Income Class 1	$12,893,403	$47,610,154

Equity Income Class 2	$3,911,948	$1,127,063

Fidelity VIP Contrafund Service Class	$5,641,408	$5,719,082

Fidelity VIP Contrafund Service Class 2	$15,943,393	$11,589,552

Fidelity VIP Equity-Income Service Class 2	$5,068,356	$4,835,796

Fidelity VIP Freedom 2020 Service Class 2	$2,061,776	$53,681

Fidelity VIP Freedom 2030 Service Class 2	$1,957,798	$93,815

Fidelity VIP Freedom 2040 Service Class 2	$1,074,988	$30,265

Fidelity VIP Freedom 2050 Service Class 2	$1,312,906	$186,878

Fidelity VIP Government Money Market Initial Class	$9,844,434	$20,051,880

Fidelity VIP Government Money Market Service Class 2	$37,134,939	$31,993,216

Fidelity VIP Growth Service Class	$4,396,792	$2,773,131

Fidelity VIP Growth Service Class 2	$3,968,912	$3,208,641

Fidelity VIP Mid Cap Service Class	$132,787	$110,479

Fidelity VIP Mid Cap Service Class 2	$8,023,309	$5,942,269

Fidelity VIP Overseas Service Class 2	$4,250,450	$5,992,287

Franklin Global Real Estate VIP Class 2	$473,424	$173,196

Franklin Income VIP Class 4	$1,539,969	$116,655

Franklin Rising Dividends VIP Class 4	$2,388,972	$304,086

Franklin Small Cap Value VIP Class 2	$1,068,195	$1,419,572

Franklin U.S. Government Fund Class 2	$506,012	$346,925

Goldman Sachs VIT Mid Cap Value Institutional Shares	$2,166,508	$2,904,969

Goldman Sachs VIT Mid Cap Value Service Shares	$785,533	$164,709

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares	$444,540	$15,478

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares	$1,807,248	$1,438,913

Goldman Sachs VIT Small Cap Equity Insights Service Shares	$737,738	$89,931

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

Division	Purchases	Sales

Government & High Quality Bond Class 1	$10,782,111	$16,567,908

Guggenheim Floating Rate Strategies Series F	$1,348,205	$715,201

Guggenheim Investments Global Managed Futures Strategy	$29,249	$35,613

Guggenheim Investments Long Short Equity	$54,904	$9,803

Guggenheim Investments Multi-Hedge Strategies	$133,102	$47,974

International Emerging Markets Class 1	$5,050,324	$8,378,384

Invesco American Franchise Series I	$713,549	$1,023,195

Invesco American Value Series I	$4,253,638	$565,980

Invesco Balanced-Risk Allocation Series II	$346,545	$40,551

Invesco Core Equity Series I	$766,915	$2,149,970

Invesco Discovery Mid Cap Growth Series I	$175,446	$296,641

Invesco Health Care Series I	$1,197,221	$1,041,675

Invesco Health Care Series II	$3,959,657	$634,722

Invesco International Growth Series I	$863,090	$1,274,207

Invesco International Growth Series II	$966,096	$306,308

Invesco Main Street Small Cap Series II	$55,812	$96,971

Invesco Small Cap Equity Series I	$1,232,209	$1,975,375

Invesco Technology Series I	$557,794	$882,240

Janus Henderson Balanced Service Shares	$4,546,570	$123,035

Janus Henderson Enterprise Service Shares	$1,077,274	$1,508,243

Janus Henderson Flexible Bond Service Shares	$4,386,524	$2,033,989

Janus Henderson Global Technology and Innovation Service Shares	$5,715,455	$1,028,589

LargeCap Growth I Class 1	$30,813,265	$34,284,193

LargeCap S&P 500 Index Class 1	$16,689,681	$22,476,803

LargeCap S&P 500 Index Class 2	$19,035,701	$5,492,862

MFS International Intrinsic Value Service Class	$2,448,635	$1,715,614

MFS New Discovery Service Class	$4,000,872	$2,216,473

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

Division	Purchases	Sales

MFS Utilities Service Class	$2,989,878	$2,086,376

MFS Value Service Class	$407,604	$1,147,103

MidCap Class 1	$32,809,765	$60,718,930

MidCap Class 2	$9,300,456	$633,797

Neuberger Berman AMT Mid Cap Growth Portfolio Class S	$1,045,255	$791,737

Neuberger Berman AMT Sustainable Equity Class I	$355,346	$1,270,653

Neuberger Berman AMT Sustainable Equity Class S	$43,836	$7,068

PIMCO All Asset Administrative Class	$587,183	$483,974

PIMCO All Asset Advisor Class	$102,922	$6,309

PIMCO Commodity Real Return Strategy Class M	$349,123	$23,305

PIMCO Emerging Market Bond Administrative Class	$302,822	$2,143

PIMCO High Yield Administrative Class	$7,363,192	$4,376,668

PIMCO Low Duration Advisor Class	$2,280,074	$695,067

PIMCO Total Return Administrative Class	$10,605,650	$7,005,807

Principal Capital Appreciation Class 1	$7,798,413	$23,002,724

Principal Capital Appreciation Class 2	$4,466,391	$1,785,411

Principal LifeTime 2010 Class 1	$1,643,280	$3,322,959

Principal LifeTime 2020 Class 1	$7,858,572	$13,333,157

Principal LifeTime 2030 Class 1	$5,048,906	$10,364,857

Principal LifeTime 2040 Class 1	$1,374,493	$3,071,924

Principal LifeTime 2050 Class 1	$737,191	$2,091,326

Principal LifeTime Strategic Income Class 1	$1,098,814	$1,827,354

Real Estate Securities Class 1	$8,415,854	$12,314,635

Real Estate Securities Class 2	$3,634,564	$1,209,061

Rydex Basic Materials	$300,218	$31,387

Rydex Commodities Strategy	$1,162,928	$681,576

Rydex NASDAQ 100	$5,232,051	$2,255,950

SAM Balanced Portfolio Class 1	$26,295,594	$65,475,048

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

Division	Purchases	Sales

SAM Balanced Portfolio Class 2	$10,826,413	$2,237,381

SAM Conservative Balanced Portfolio Class 1	$6,958,145	$16,690,139

SAM Conservative Balanced Portfolio Class 2	$5,579,945	$2,873,334

SAM Conservative Growth Portfolio Class 1	$4,939,543	$16,626,059

SAM Conservative Growth Portfolio Class 2	$8,675,185	$1,720,624

SAM Flexible Income Portfolio Class 1	$13,972,408	$22,241,158

SAM Flexible Income Portfolio Class 2	$14,984,010	$5,041,777

SAM Strategic Growth Portfolio Class 1	$5,104,868	$10,041,940

SAM Strategic Growth Portfolio Class 2	$8,513,503	$1,827,596

Short-Term Income Class 1	$12,329,605	$19,567,899

SmallCap Class 1	$8,302,833	$21,684,477

SmallCap Class 2	$2,085,272	$1,093,567

T. Rowe Price Blue Chip Growth Portfolio II	$15,118,256	$8,325,595

T. Rowe Price Health Sciences Portfolio II	$4,562,148	$7,616,044

Templeton Global Bond VIP Class 4	$768,214	$879,336

Templeton Growth VIP Class 2	$22,629	$52,225

The Merger Fund	$66,469	$49,348

TOPS Aggressive Growth ETF Portfolio Investor Class	$197,939	$204,145

TOPS Balanced ETF Portfolio Investor Class	$962,632	$22,110

TOPS Conservative ETF Portfolio Investor Class	$843,543	$12,160

TOPS Growth ETF Portfolio Investor Class	$638,252	$60,913

TOPS Moderate Growth ETF Portfolio Investor Class	$158,677	$7,788

VanEck Global Resources Class S	$1,036,791	$1,466,203

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021
5. Changes in Units Outstanding

Transactions in units were as follows for each of the years ended December 31:

	2021			2020
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

AllianceBernstein Small Cap Growth Class A	8,011	21,648	(13,637)	9,658	32,281	(22,623)

AllianceBernstein Small/Mid Cap Value Class A	86,625	83,527	3,098	33,508	92,830	(59,322)

Alps/Red Rocks Global Opportunity Portfolio Class III	37,755	10,929	26,826	26,439	12,596	13,843

American Century VP Capital Appreciation Class I	2,594	19,383	(16,789)	12,046	29,941	(17,895)

American Century VP Disciplined Core Value Class I	15,894	48,442	(32,548)	16,724	43,411	(26,687)

American Century VP Inflation Protection Class II	471,946	534,027	(62,081)	567,816	611,743	(43,927)

American Century VP Mid Cap Value Class II	22,977	63,632	(40,655)	32,744	75,549	(42,805)

American Century VP Ultra Class I	4,849	24,007	(19,158)	25,451	42,951	(17,500)

American Century VP Ultra Class II	23,701	151,456	(127,755)	46,131	260,270	(214,139)

American Century VP Value Class II	104,676	78,848	25,828	85,425	120,491	(35,066)

American Funds Insurance Series Asset Allocation Fund Class 2	80,620	111,015	(30,395)	27,390	48,598	(21,208)

American Funds Insurance Series Asset Allocation Fund Class 4	512,541	57,732	454,809	167,082	85,403	81,679

American Funds Insurance Series Global Small Capitalization Fund Class 2	11,784	24,418	(12,634)	10,021	15,172	(5,151)

American Funds Insurance Series Global Small Capitalization Fund Class 4	130,014	38,688	91,326	72,490	33,861	38,629

American Funds Insurance Series High-Income Trust Class 2	58,276	48,136	10,140	13,491	14,241	(750)

American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2	142,048	20,650	121,398	230,379	37,360	193,019

American Funds Insurance Series Managed Risk Growth Fund Class P2	103,405	14,404	89,001	146,842	68,395	78,447

American Funds Insurance Series Managed Risk International Fund Class P2	13,363	2,100	11,263	13,442	5,128	8,314

American Funds Insurance Series New World Fund Class 2	28,122	34,356	(6,234)	37,519	41,604	(4,085)

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	2021			2020
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

American Funds Insurance Series New World Fund Class 4	210,313	38,765	171,548	125,510	48,540	76,970

American Funds Insurance Series Washington Mutual Investors Class 2	45,117	58,927	(13,810)	62,701	67,705	(5,004)

American Funds Insurance Series Washington Mutual Investors Class 4	178,522	86,867	91,655	247,136	117,243	129,893

BlackRock 60/40 Target Allocation Class III	341,010	44,271	296,739	61,548	10,642	50,906

BlackRock Advantage SMID Cap Class III	68,337	44,505	23,832	62,650	14,675	47,975

BlackRock Global Allocation Class III	189,112	66,741	122,371	39,453	53,018	(13,565)

Blue Chip Class 3	643,694	18,794	624,900	—	—	—

BNY Mellon IP MidCap Stock Service Shares	17,481	6,516	10,965	18,604	10,975	7,629

BNY Mellon IP Technology Growth Service Shares	17,966	48,849	(30,883)	35,885	61,044	(25,159)

Calvert EAFE International Index Class F	100,360	27,559	72,801	92,673	28,844	63,829

Calvert Investment Grade Bond Portfolio Class F	196,449	57,853	138,596	259,447	35,793	223,654

Calvert Russell 2000 Small Cap Index Class F	171,960	39,086	132,874	113,621	52,246	61,375

Calvert S&P MidCap 400 Index Class F	157,406	71,825	85,581	168,767	82,281	86,486

ClearBridge Small Cap Growth Class II	142,569	45,643	96,926	96,753	54,616	42,137

Columbia Limited Duration Credit Class 2	295,569	140,462	155,107	364,654	71,984	292,670

Columbia Small Cap Value Class 2	114,289	14,808	99,481	49,984	33,403	16,581

Core Plus Bond Class 1	753,295	1,277,945	(524,650)	1,109,823	1,123,337	(13,514)

Delaware Small Cap Value Service Class	44,166	47,492	(3,326)	19,404	32,807	(13,403)

Diversified Balanced Class 1	56,265	216,189	(159,924)	80,394	420,883	(340,489)

Diversified Balanced Class 2	2,815,051	7,664,402	(4,849,351)	2,424,260	8,260,341	(5,836,081)

Diversified Balanced Managed Volatility Class 2	1,500,128	2,529,578	(1,029,450)	1,064,647	1,699,330	(634,683)

Diversified Balanced Volatility Control Class 2	2,988,227	803,857	2,184,370	3,279,262	982,773	2,296,489

Diversified Growth Class 2	8,210,176	22,809,987	(14,599,811)	7,288,557	23,619,815	(16,331,258)

Diversified Growth Managed Volatility Class 2	1,803,083	3,773,728	(1,970,645)	1,623,057	2,568,202	(945,145)

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	2021			2020
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

Diversified Growth Volatility Control Class 2	14,952,552	3,860,319	11,092,233	16,482,474	2,949,395	13,533,079

Diversified Income Class 2	5,459,973	6,246,968	(786,995)	6,485,892	5,245,756	1,240,136

Diversified International Class 1	170,730	499,353	(328,623)	216,449	691,041	(474,592)

DWS Alternative Asset Allocation Class B	4,474	152	4,322	436	178	258

DWS Equity 500 Index Class B2	1,295	24,199	(22,904)	14,065	17,407	(3,342)

DWS Small Mid Cap Value Class B	47,881	25,889	21,992	24,128	35,389	(11,261)

EQ Convertible Securities Class IB	55,999	7,269	48,730	12,092	86	12,006

EQ GAMCO Small Company Value Class IB	9,958	3,167	6,791	6,067	70	5,997

EQ Micro Cap Class IB	120,189	63,569	56,620	4,994	218	4,776

EQ SmartBeta Equity Class IB	3,744	1,584	2,160	24,233	3,531	20,702

EQ Socially Responsible Class IB	42,502	10,743	31,759	12,383	1,046	11,337

Equity Income Class 1	649,387	1,849,073	(1,199,686)	1,507,304	2,850,569	(1,343,265)

Equity Income Class 2	249,652	64,337	185,315	216,148	175,345	40,803

Fidelity VIP Contrafund Service Class	8,642	99,765	(91,123)	20,910	164,383	(143,473)

Fidelity VIP Contrafund Service Class 2	395,856	297,852	98,004	324,070	347,979	(23,909)

Fidelity VIP Equity-Income Service Class 2	41,654	152,136	(110,482)	92,250	188,406	(96,156)

Fidelity VIP Freedom 2020 Service Class 2	155,923	3,156	152,767	34,227	7,916	26,311

Fidelity VIP Freedom 2030 Service Class 2	137,264	5,776	131,488	73,848	8,941	64,907

Fidelity VIP Freedom 2040 Service Class 2	67,233	1,063	66,170	42,686	809	41,877

Fidelity VIP Freedom 2050 Service Class 2	86,303	13,199	73,104	42,304	24,416	17,888

Fidelity VIP Government Money Market Initial Class	2,406,068	3,403,283	(997,215)	5,356,590	4,066,148	1,290,442

Fidelity VIP Government Money Market Service Class 2	3,736,665	3,206,784	529,881	2,371,573	1,806,606	564,967

Fidelity VIP Growth Service Class	8,054	60,519	(52,465)	30,273	85,832	(55,559)

Fidelity VIP Growth Service Class 2	12,343	53,288	(40,945)	32,720	78,364	(45,644)

Fidelity VIP Mid Cap Service Class	6,083	6,083	—	—	1	(1)

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	2021			2020
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

Fidelity VIP Mid Cap Service Class 2	160,568	187,784	(27,216)	192,657	239,040	(46,383)

Fidelity VIP Overseas Service Class 2	155,829	257,116	(101,287)	134,283	215,137	(80,854)

Franklin Global Real Estate VIP Class 2	34,075	12,652	21,423	30,672	15,881	14,791

Franklin Income VIP Class 4	119,594	8,009	111,585	99,680	33,482	66,198

Franklin Rising Dividends VIP Class 4	134,153	14,630	119,523	127,492	63,594	63,898

Franklin Small Cap Value VIP Class 2	28,466	42,997	(14,531)	19,674	45,956	(26,282)

Franklin U.S. Government Fund Class 2	43,407	32,000	11,407	235,238	38,848	196,390

Goldman Sachs VIT Mid Cap Value Institutional Shares	11,481	72,509	(61,028)	37,791	61,947	(24,156)

Goldman Sachs VIT Mid Cap Value Service Shares	30,011	10,130	19,881	41,093	21,025	20,068

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares	39,549	1,076	38,473	36,152	27,416	8,736

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares	14,025	41,441	(27,416)	21,681	43,494	(21,813)

Goldman Sachs VIT Small Cap Equity Insights Service Shares	32,954	5,303	27,651	8,717	8,016	701

Government & High Quality Bond Class 1	903,569	1,520,686	(617,117)	1,765,882	1,751,446	14,436

Guggenheim Floating Rate Strategies Series F	120,055	63,073	56,982	35,915	63,575	(27,660)

Guggenheim Investments Global Managed Futures Strategy	2,672	3,804	(1,132)	11,864	11,454	410

Guggenheim Investments Long Short Equity	4,768	627	4,141	6,809	1,330	5,479

Guggenheim Investments Multi-Hedge Strategies	10,311	3,601	6,710	23,540	23,666	(126)

International Emerging Markets Class 1	140,554	209,300	(68,746)	129,396	310,234	(180,838)

Invesco American Franchise Series I	2,220	25,744	(23,524)	12,712	28,152	(15,440)

Invesco American Value Series I	426,759	52,543	374,216	—	—	—

Invesco Balanced-Risk Allocation Series II	23,481	2,617	20,864	15,491	8,248	7,243

Invesco Core Equity Series I	12,969	74,254	(61,285)	20,749	90,658	(69,909)

Invesco Discovery Mid Cap Growth Series I	3,408	16,849	(13,441)	103,822	25,953	77,869

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	2021			2020
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

Invesco Health Care Series I	14,282	29,401	(15,119)	21,114	45,132	(24,018)

Invesco Health Care Series II	195,769	36,977	158,792	154,351	34,929	119,422

Invesco International Growth Series I	22,207	75,072	(52,865)	42,865	118,633	(75,768)

Invesco International Growth Series II	57,846	21,055	36,791	57,055	14,395	42,660

Invesco Main Street Small Cap Series II	1,042	3,988	(2,946)	1,960	5,289	(3,329)

Invesco Small Cap Equity Series I	21,382	47,179	(25,797)	21,459	70,094	(48,635)

Invesco Technology Series I	8,461	32,238	(23,777)	26,678	49,717	(23,039)

Janus Henderson Balanced Service Shares	429,008	10,590	418,418	—	—	—

Janus Henderson Enterprise Service Shares	3,409	38,972	(35,563)	7,959	60,173	(52,214)

Janus Henderson Flexible Bond Service Shares	348,443	169,428	179,015	694,460	360,464	333,996

Janus Henderson Global Technology and Innovation Service Shares	258,044	50,616	207,428	190,858	31,424	159,434

LargeCap Growth I Class 1	309,262	614,486	(305,224)	751,842	1,251,842	(500,000)

LargeCap S&P 500 Index Class 1	400,533	1,088,700	(688,167)	1,075,460	1,422,993	(347,533)

LargeCap S&P 500 Index Class 2	945,257	325,302	619,955	921,099	277,154	643,945

MFS International Intrinsic Value Service Class	148,239	99,081	49,158	184,901	142,329	42,572

MFS New Discovery Service Class	114,902	93,304	21,598	201,627	146,367	55,260

MFS Utilities Service Class	134,090	73,078	61,012	124,710	148,036	(23,326)

MFS Value Service Class	7,084	29,862	(22,778)	22,001	56,561	(34,560)

MidCap Class 1	72,884	378,687	(305,803)	136,753	561,853	(425,100)

MidCap Class 2	654,307	43,588	610,719	328,917	23,663	305,254

Neuberger Berman AMT Mid Cap Growth Portfolio Class S	25,961	36,053	(10,092)	43,364	62,846	(19,482)

Neuberger Berman AMT Sustainable Equity Class I	4,963	29,681	(24,718)	6,351	40,537	(34,186)

Neuberger Berman AMT Sustainable Equity Class S	2,846	454	2,392	2,557	155	2,402

PIMCO All Asset Administrative Class	17,379	23,293	(5,914)	8,983	34,959	(25,976)

PIMCO All Asset Advisor Class	6,319	356	5,963	8,637	4,492	4,145

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	2021			2020
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

PIMCO Commodity Real Return Strategy Class M	31,831	1,897	29,934	2,877	624	2,253

PIMCO Emerging Market Bond Administrative Class	30,021	167	29,854	—	—	—

PIMCO High Yield Administrative Class	494,272	258,126	236,146	354,351	329,744	24,607

PIMCO Low Duration Advisor Class	215,360	63,257	152,103	264,649	90,726	173,923

PIMCO Total Return Administrative Class	740,366	520,759	219,607	1,107,414	717,654	389,760

Principal Capital Appreciation Class 1	105,475	738,320	(632,845)	161,900	864,458	(702,558)

Principal Capital Appreciation Class 2	239,436	107,158	132,278	225,349	90,247	135,102

Principal LifeTime 2010 Class 1	29,342	152,456	(123,114)	16,907	138,377	(121,470)

Principal LifeTime 2020 Class 1	98,911	509,559	(410,648)	123,415	655,758	(532,343)

Principal LifeTime 2030 Class 1	91,735	368,246	(276,511)	67,807	287,044	(219,237)

Principal LifeTime 2040 Class 1	22,061	101,444	(79,383)	31,006	85,507	(54,501)

Principal LifeTime 2050 Class 1	8,502	69,380	(60,878)	15,346	90,689	(75,343)

Principal LifeTime Strategic Income Class 1	30,127	95,588	(65,461)	112,296	201,006	(88,710)

Real Estate Securities Class 1	74,118	152,644	(78,526)	102,183	254,966	(152,783)

Real Estate Securities Class 2	195,615	74,042	121,573	228,066	145,411	82,655

Rydex Basic Materials	19,607	1,708	17,899	7,764	28,017	(20,253)

Rydex Commodities Strategy	162,811	100,311	62,500	37,023	9,989	27,034

Rydex NASDAQ 100	212,137	105,509	106,628	338,277	62,921	275,356

SAM Balanced Portfolio Class 1	594,323	2,799,703	(2,205,380)	630,103	3,427,410	(2,797,307)

SAM Balanced Portfolio Class 2	712,280	142,510	569,770	554,965	345,326	209,639

SAM Conservative Balanced Portfolio Class 1	205,587	797,133	(591,546)	242,722	869,245	(626,523)

SAM Conservative Balanced Portfolio Class 2	406,229	216,498	189,731	405,911	125,051	280,860

SAM Conservative Growth Portfolio Class 1	96,634	678,660	(582,026)	222,731	809,490	(586,759)

SAM Conservative Growth Portfolio Class 2	555,163	104,022	451,141	325,731	151,974	173,757

SAM Flexible Income Portfolio Class 1	546,510	1,157,181	(610,671)	643,836	1,606,003	(962,167)

SAM Flexible Income Portfolio Class 2	1,134,006	390,902	743,104	615,017	198,793	416,224

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	2021			2020
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

SAM Strategic Growth Portfolio Class 1	145,686	401,805	(256,119)	166,203	581,377	(415,174)

SAM Strategic Growth Portfolio Class 2	527,350	113,314	414,036	374,410	130,653	243,757

Short-Term Income Class 1	910,866	1,538,064	(627,198)	1,706,881	1,568,508	138,373

SmallCap Class 1	198,666	550,801	(352,135)	390,055	827,161	(437,106)

SmallCap Class 2	125,697	68,111	57,586	115,537	56,905	58,632

T. Rowe Price Blue Chip Growth Portfolio II	540,021	192,860	347,161	560,815	236,087	324,728

T. Rowe Price Health Sciences Portfolio II	31,063	78,565	(47,502)	32,323	92,696	(60,373)

Templeton Global Bond VIP Class 4	85,987	96,245	(10,258)	78,828	274,968	(196,140)

Templeton Growth VIP Class 2	599	1,751	(1,152)	6,332	9,353	(3,021)

The Merger Fund	4,012	3,847	165	9,633	3,219	6,414

TOPS Aggressive Growth ETF Portfolio Investor Class	14,483	15,311	(828)	34,889	8,443	26,446

TOPS Balanced ETF Portfolio Investor Class	77,248	972	76,276	31,696	35,740	(4,044)

TOPS Conservative ETF Portfolio Investor Class	71,711	300	71,411	3,553	49	3,504

TOPS Growth ETF Portfolio Investor Class	47,904	4,223	43,681	13,728	52,597	(38,869)

TOPS Moderate Growth ETF Portfolio Investor Class	12,038	370	11,668	5,615	199	5,416

VanEck Global Resources Class S	91,988	129,859	(37,871)	83,617	122,397	(38,780)

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021
6. Financial Highlights

Principal Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contractholder’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

Separate Account B has presented the following disclosures for 2021, 2020, 2019, 2018 and 2017 in accordance with the American Institute of Certified Public Accountants Audit and Accounting Guide for Investment Companies. The following table was developed by determining which products issued by Principal Life have the lowest and highest total return. Only product designs within each division that had accumulation units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by Principal Life as the contractholder may not have selected all available and applicable contract options as discussed in Note 2. Additionally, the unit values, expense ratios and total returns are presented as a range of minimum to maximum values. Therefore, some individual contract unit values may not be within the ranges presented.

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

AllianceBernstein Small Cap Growth Class A:
2021	63	$75.08	to	$67.65	$4,755	—%	1.40%	to	2.00%	7.94%	to	7.30%
2020	77	$69.56	to	$63.05	$5,354	—%	1.40%	to	2.00%	51.84%	to	50.91%
2019	100	$45.81	to	$41.78	$4,549	—%	1.40%	to	2.00%	34.50%	to	33.70%
2018	132	$34.06	to	$31.25	$4,471	—%	1.40%	to	2.00%	(2.29)%	to	(2.86)%
2017	138	$34.86	to	$32.17	$4,775	—%	1.40%	to	2.00%	32.30%	to	31.47%

AllianceBernstein Small/Mid Cap Value Class A:
2021	259	$21.47	to	$20.21	$5,481	0.80%	1.30%	to	2.00%	34.19%	to	33.22%
2020	256	$16.00	to	$15.17	$4,034	1.09%	1.30%	to	2.00%	2.04%	to	1.34%
2019	315	$15.68	to	$14.97	$4,879	0.58%	1.30%	to	2.00%	18.52%	to	17.69%
2018	316	$13.23	to	$12.72	$4,134	0.48%	1.30%	to	2.00%	(16.11)%	to	(16.70)%
2017	332	$15.77	to	$15.27	$5,184	0.45%	1.30%	to	2.00%	11.69%	to	10.89%

Alps/Red Rocks Global Opportunity Portfolio Class III:
2021	82	$15.96	to	$18.42	$1,341	5.54%	0.75%	to	1.40%	23.05%	to	22.23%
2020	55	$12.97	to	$15.07	$747	12.55%	0.75%	to	1.40%	8.44%	to	7.72%
2019	42	$11.96	to	$13.99	$527	—%	0.75%	to	1.40%	38.75%	to	37.83%
2018	24	$8.62	to	$10.15	$225	8.17%	0.75%	to	1.40%	(12.75)%	to	(13.76)%
2017	10	$11.65	to	$11.77	$114	3.34%	1.00%	to	1.40%	16.50%	to	23.25%

American Century VP Capital Appreciation Class I:
2021	66	$25.53	to	$24.38	$1,680	—%	1.40%	to	2.00%	9.62%	to	8.99%
2020	83	$23.29	to	$22.37	$1,924	—%	1.40%	to	2.00%	40.47%	to	39.64%
2019	100	$16.58	to	$16.02	$1,666	—%	1.40%	to	2.00%	33.71%	to	32.84%
2018	149	$12.4	to	$12.06	$1,846	—%	1.40%	to	2.00%	(6.56)%	to	(7.09)%
2017	177	$13.27	to	$12.98	$2,339	—%	1.40%	to	2.00%	20.09%	to	19.41%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	December 31,						For the year ended December 31, except as noted
		Unit fair value									Total return (3)
		corresponding						Expense			corresponding
		to lowest				Net	Investment	ratio (2)			to lowest
	Units	to highest				assets	income	lowest to			to highest
Division	(000's)	expense ratio				(000's)	ratio (1)	highest			expense ratio

American Century VP Disciplined Core Value Class I:
2021 (12)	334	$35.75		to	$29.09	$11,250	1.07%	0.85%	to	1.90%	22.60%	to	21.31%
2020	367	$29.16		to	$23.98	$10,099	1.97%	0.85%	to	1.90%	10.87%	to	9.70%
2019	394	$26.30	*	to	$21.86	$9,811	2.06%	0.85%	to	1.90%	22.90%	to	21.65%
2018	443	$21.40		to	$17.97	$9,023	1.92%	0.85%	to	1.90%	(7.68)%	to	(8.64)%
2017	500	$23.18		to	$19.67	$11,044	2.34%	0.85%	to	1.90%	19.48%	to	18.21%

American Century VP Inflation Protection Class II:
2021	2,308	$12.18		to	$13.93	$34,358	3.10%	0.75%	to	2.00%	5.45%	to	4.19%
2020	2,370	$11.55		to	$13.37	$34,239	1.33%	0.75%	to	2.00%	8.76%	to	7.39%
2019	2,414	$10.62		to	$12.45	$32,719	2.29%	0.75%	to	2.00%	8.04%	to	6.78%
2018	2,719	$9.83		to	$11.66	$34,370	2.83%	0.75%	to	2.00%	(1.50)%	to	(4.82)%
2017	3,220	$10.13		to	$12.25	$42,539	2.56%	1.00%	to	2.00%	1.40%	to	1.66%

American Century VP Mid Cap Value Class II:
2021	257	$32.87		to	$30.4	$8,348	1.01%	1.30%	to	2.00%	21.43%	to	20.59%
2020	298	$27.07		to	$25.21	$7,961	1.68%	1.30%	to	2.00%	(0.22)%	to	(0.90)%
2019	341	$27.13		to	$25.44	$9,130	1.90%	1.30%	to	2.00%	27.37%	to	26.44%
2018	366	$21.3		to	$20.12	$7,714	1.27%	1.30%	to	2.00%	(14.11)%	to	(14.71)%
2017	407	$24.8		to	$23.59	$9,988	1.39%	1.30%	to	2.00%	10.03%	to	9.26%

American Century VP Ultra Class I:
2021	91	$52.62		to	$46.5	$4,766	—%	1.30%	to	1.90%	21.55%	to	20.84%
2020	110	$43.29		to	$38.48	$4,749	—%	1.30%	to	1.90%	47.90%	to	47.04%
2019	127	$29.27		to	$26.17	$3,723	—%	1.30%	to	1.90%	32.86%	to	32.04%
2018	157	$22.03		to	$19.82	$3,467	0.25%	1.30%	to	1.90%	(0.54)%	to	(1.15)%
2017	171	$22.15		to	$20.05	$3,782	0.36%	1.30%	to	1.90%	30.52%	to	29.77%

American Century VP Ultra Class II:
2021	439	$60.79		to	$54.78	$26,603	—%	1.40%	to	2.00%	21.29%	to	20.58%
2020	566	$50.12		to	$45.43	$28,315	—%	1.40%	to	2.00%	47.46%	to	46.55%
2019	780	$33.99		to	$31	$26,467	—%	1.40%	to	2.00%	32.57%	to	31.80%
2018	1,018	$25.64		to	$23.52	$26,046	0.12%	1.40%	to	2.00%	(0.77)%	to	(1.38)%
2017	1,286	$25.84		to	$23.85	$33,153	0.25%	1.40%	to	2.00%	30.18%	to	29.41%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

American Century VP Value Class II:
2021	535	$14.24	to	$31.2	$15,467	1.59%	0.75%	to	1.90%	23.40%		to	21.97%
2020	509	$11.54	to	$25.58	$13,252	2.23%	0.75%	to	1.90%	—%	*	to	(1.08)%	*
2019	544	$11.54	to	$25.86	$14,004	1.95%	0.75%	to	1.90%	25.98%		to	24.57%
2018	608	$9.16	to	$20.76	$12,705	1.51%	0.75%	to	1.90%	(8.22)%		to	(11.02)%
2017	663	$10.63	to	$23.33	$16,007	1.50%	1.00%	to	1.90%	5.88%		to	6.53%

American Funds Insurance Series Asset Allocation Fund Class 2:
2021	147	$17.36	to	$16.69	$2,536	1.46%	1.30%	to	2.00%	13.61%		to	12.77%
2020	178	$15.28	to	$14.8	$2,679	1.65%	1.30%	to	2.00%	10.97%		to	10.28%
2019	199	$13.77	to	$13.42	$2,711	1.88%	1.30%	to	2.00%	19.64%		to	18.76%
2018	214	$11.51	to	$11.3	$2,447	2.06%	1.30%	to	2.00%	(5.81)%		to	(6.46)%
2017	150	$12.22	to	$12.08	$1,827	1.75%	1.30%	to	2.00%	14.74%		to	13.85%

American Funds Insurance Series Asset Allocation Fund Class 4:
2021	1,224	$14.53	to	$16.71	$18,082	1.52%	0.75%	to	1.40%	13.96%		to	13.21%
2020	769	$12.75	to	$14.76	$10,078	1.53%	0.75%	to	1.40%	11.35%		to	10.64%
2019	687	$11.45	to	$13.34	$8,180	2.04%	0.75%	to	1.40%	20.02%		to	19.21%
2018	353	$9.54	to	$11.19	$3,674	1.81%	0.75%	to	1.40%	(4.70)%		to	(6.20)%
2017	162	$10.93	to	$11.93	$1,852	1.91%	1.00%	to	1.40%	9.19%		to	14.38%

American Funds Insurance Series Global Small Capitalization Fund Class 2:
2021	103	$19.62	to	$16.17	$1,802	—%	1.30%	to	2.00%	5.37%		to	4.66%
2020	116	$18.62	to	$15.45	$1,930	0.16%	1.30%	to	2.00%	28.06%		to	27.16%
2019	121	$14.54	to	$12.15	$1,573	0.16%	1.30%	to	2.00%	29.82%		to	28.84%
2018	132	$11.2	to	$9.43	$1,321	0.08%	1.30%	to	2.00%	(11.74)%		to	(12.28)%
2017	105	$12.69	to	$10.75	$1,211	0.42%	1.30%	to	2.00%	24.29%		to	23.42%

American Funds Insurance Series Global Small Capitalization Fund Class 4:
2021	247	$15.45	to	$18.42	$3,932	—%	0.75%	to	1.40%	5.60%		to	4.96%
2020	156	$14.63	to	$17.55	$2,382	0.12%	0.75%	to	1.40%	28.45%		to	27.54%
2019	117	$11.39	to	$13.76	$1,434	0.01%	0.75%	to	1.40%	30.32%		to	29.44%
2018	72	$8.74	to	$10.63	$701	0.02%	0.75%	to	1.40%	(12.95)%		to	(12.08)%
2017	32	$11.67	to	$12.09	$374	0.35%	1.00%	to	1.40%	16.35%		to	23.87%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

American Funds Insurance Series High-Income Trust Class 2:
2021 (15)	116	$13.27	to	$12.68	$1,535	4.49%	1.30%	to	1.90%	7.02%	to	6.38%
2020	106	$12.4	to	$11.92	$1,309	8.86%	1.30%	to	1.90%	6.53%	to	5.96%
2019	106	$11.64	to	$11.25	$1,237	6.05%	1.30%	to	1.90%	11.07%	to	10.40%
2018	114	$10.48	to	$10.19	$1,195	5.82%	1.30%	to	1.90%	(3.59)%	to	(4.23)%
2017	132	$10.87	to	$10.64	$1,439	6.53%	1.30%	to	1.90%	5.53%	to	4.93%

American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2:
2021	499	$13.25	to	$14.62	$6,678	1.31%	0.75%	to	1.40%	11.72%	to	10.93%
2020	377	$11.86	to	$13.18	$4,549	1.37%	0.75%	to	1.40%	5.05%	to	4.44%
2019	184	$11.29	to	$12.62	$2,153	2.10%	0.75%	to	1.40%	17.12%	to	16.31%
2018	107	$9.64	to	$10.85	$1,092	1.42%	0.75%	to	1.40%	(3.70)%	to	(6.22)%
2017	71	$10.86	to	$11.57	$794	0.64%	1.00%	to	1.40%	8.38%	to	13.21%

American Funds Insurance Series Managed Risk Growth Fund Class P2:
2021	330	$17.3	to	$20.84	$5,945	0.57%	0.75%	to	1.40%	12.05%	to	11.32%
2020	241	$15.44	to	$18.72	$3,934	0.78%	0.75%	to	1.40%	31.07%	to	30.18%
2019	163	$11.78	to	$14.38	$2,093	0.86%	0.75%	to	1.40%	20.82%	to	20.03%
2018	140	$9.75	to	$11.98	$1,520	0.44%	0.75%	to	1.40%	(2.79)%	to	(1.72)%
2017	56	$11.53	to	$12.19	$658	0.29%	1.00%	to	1.40%	14.96%	to	24.26%

American Funds Insurance Series Managed Risk International Fund Class P2:
2021	37	$10.03	to	$10.34	$385	0.54%	0.75%	to	1.40%	(4.84)%	to	(5.48)%
2020	26	$10.54	to	$10.94	$287	1.20%	0.75%	to	1.40%	2.03%	to	1.39%
2019	17	$10.33	to	$10.79	$201	1.65%	0.75%	to	1.40%	16.72%	to	16.02%
2018	13	$8.85	to	$9.3	$135	1.67%	0.75%	to	1.40%	(11.32)%	to	(11.76)%
2017	11	$11.78	to	$10.54	$120	0.44%	1.00%	to	1.40%	17.80%	to	26.84%

American Funds Insurance Series New World Fund Class 2:
2021	131	$15.77	to	$15.47	$2,087	0.83%	1.30%	to	2.00%	3.55%	to	2.86%
2020	137	$15.23	to	$15.04	$2,113	0.07%	1.30%	to	2.00%	22.04%	to	21.10%
2019	141	$12.48	to	$12.42	$1,787	0.98%	1.30%	to	2.00%	27.48%	to	26.61%
2018	134	$9.79	to	$9.81	$1,332	0.77%	1.30%	to	2.00%	(15.16)%	to	(15.72)%
2017	148	$11.54	to	$11.64	$1,738	0.97%	1.30%	to	2.00%	27.80%	to	26.80%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
		Unit fair value									Total return (3)
		corresponding						Expense			corresponding
		to lowest			Net	Investment		ratio (2)			to lowest
	Units	to highest			assets	income		lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)		highest			expense ratio

American Funds Insurance Series New World Fund Class 4:
2021	438	$13.85	to	$15.23	$6,201	0.73%		0.75%	to	1.40%	3.90%	to	3.18%
2020	266	$13.33	to	$14.76	$3,684	0.04%		0.75%	to	1.40%	22.29%	to	21.58%
2019	189	$10.9	to	$12.14	$2,183	0.92%		0.75%	to	1.40%	27.93%	to	26.99%
2018	117	$8.52	to	$9.56	$1,091	0.84%		0.75%	to	1.40%	(14.63)%	to	(15.40)%
2017	61	$11.65	to	$11.3	$703	1.02%		1.00%	to	1.40%	16.62%	to	27.25%

American Funds Insurance Series Washington Mutual Investors Class 2:
2021 (13)	227	$18.89	to	$18.16	$4,240	1.44%		1.30%	to	2.00%	26.19%	to	25.24%
2020	241	$14.97	to	$14.5	$3,563	1.79%		1.30%	to	2.00%	7.23%	to	6.54%
2019	246	$13.96	to	$13.61	$3,399	2.03%		1.30%	to	2.00%	19.83%	to	18.97%
2018	247	$11.65	to	$11.44	$2,860	1.99%		1.30%	to	2.00%	(9.83)%	to	(10.49)%
2017	234	$12.92	to	$12.78	$3,017	2.04%		1.30%	to	2.00%	15.46%	to	14.72%
American Funds Insurance Series Washington Mutual Investors Class 4:
2021 (14)	776	$15.3	to	$18.91	$12,244	1.33%		0.75%	to	1.40%	26.55%	to	25.73%
2020	684	$12.09	to	$15.04	$8,606	1.68%		0.75%	to	1.40%	7.66%	to	6.97%
2019	554	$11.23	to	$14.06	$6,584	2.23%		0.75%	to	1.40%	20.11%	to	19.35%
2018	342	$9.35	to	$11.78	$3,493	2.36%		0.75%	to	1.40%	(6.97)%	to	(10.21)%
2017	169	$11.15	to	$13.12	$2,076	2.33%		1.00%	to	1.40%	11.39%	to	15.09%

BlackRock 60/40 Target Allocation Class III:
2021	416			$14.43	$6,037	2.54%		0.75%	to	2.00%	10.91%	to	9.48%
2020	119	$13.01	to	$13.18	$1,575	1.81%		0.75%	to	2.00%	13.53%	to	12.07%
2019	68	$11.46	to	$11.76	$799	2.53%		0.75%	to	2.00%	20.25%	to	18.79%
2018	55	$9.53	to	$9.9	$553	1.02%		0.75%	to	2.00%	(4.70)%	to	(7.04)%
2017	25	$11	to	$10.65	$266	2.33%		1.00%	to	2.00%	9.67%	to	12.46%

BlackRock Advantage SMID Cap Class III:
2021 (16)	148	$16.01	to	$18.91	$2,453	1.28%		0.75%	to	1.40%	12.51%	to	11.76%
2020	124	$14.23	to	$16.92	$1,854	2.00%		0.75%	to	1.40%	18.78%	to	17.99%
2019	76	$11.98	to	$14.34	$1,002	2.17%		0.75%	to	1.40%	27.72%	to	26.90%
2018	79	$9.38	to	$11.3	$814	2.49%		0.75%	to	1.40%	(6.76)%	to	(7.98)%
2017	13	$11.64	to	$12.28	$150	2.43%	*	1.00%	to	1.40%	15.02%	to	12.25%

BlackRock Global Allocation Class III:
2021	300	$13.72	to	$13.54	$4,163	0.90%		0.75%	to	2.00%	5.62%	to	4.31%
2020	178	$12.99	to	$12.98	$2,356	1.36%		0.75%	to	2.00%	19.83%	to	18.32%
2019	192	$10.84	to	$10.97	$2,140	1.39%		0.75%	to	2.00%	16.81%	to	15.35%
2018	167	$9.28	to	$9.51	$1,618	0.99%		0.75%	to	2.00%	(7.11)%	to	(9.34)%
2017	119	$10.83	to	$10.49	$1,268	1.34%		1.00%	to	2.00%	8.19%	to	11.36%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Blue Chip Class 3:
2021 (11)	625	$11.19	to	$11.11	$6,985	—%	0.75%	to	2.00%	12.01%		to	11.21%

BNY Mellon IP MidCap Stock Service Shares:
2021	68	$13.77	to	$15.44	$974	0.43%	0.75%	to	1.40%	24.62%		to	23.82%
2020	57	$11.05	to	$12.47	$664	0.50%	0.75%	to	1.40%	7.07%		to	6.31%
2019	50	$10.32	to	$11.73	$547	0.38%	0.75%	to	1.40%	18.89%		to	18.25%
2018	46	$8.68	to	$9.92	$429	0.24%	0.75%	to	1.40%	(13.46)%	*	to	(16.85)%	*
2017	14	$11.23	to	$11.93	$162	0.69%	1.00%	to	1.40%	11.41%		to	13.40%

BNY Mellon IP Technology Growth Service Shares:
2021	157	$76.15	to	$68.61	$11,867	—%	1.40%	to	2.00%	11.07%		to	10.41%
2020	188	$68.56	to	$62.14	$12,758	0.07%	1.40%	to	2.00%	67.22%		to	66.19%
2019	213	$41	to	$37.39	$8,638	—%	1.40%	to	2.00%	23.75%		to	23.03%
2018	261	$33.13	to	$30.39	$8,555	—%	1.40%	to	2.00%	(2.64)%		to	(3.22)%
2017	305	$34.03	to	$31.4	$10,254	—%	1.40%	to	2.00%	40.39%		to	39.56%
Calvert EAFE International Index Class F:
2021	263	$12	to	$12.74	$3,163	1.86%	0.75%	to	1.40%	9.89%		to	9.08%
2020	190	$10.92	to	$11.68	$2,093	3.70%	0.75%	to	1.40%	6.74%		to	6.09%
2019	126	$10.23	to	$11.01	$1,308	3.18%	0.75%	to	1.40%	20.07%		to	19.28%
2018	65	$8.52	to	$9.23	$565	7.15%	0.75%	to	1.40%	(14.54)%		to	(15.01)%
2017	10	$11.56	to	$10.86	$111	1.76%	1.00%	to	1.40%	15.60%		to	22.71%

Calvert Investment Grade Bond Portfolio Class F:
2021	449	$11.23	to	$10.97	$5,039	2.66%	0.75%	to	1.40%	(2.77)%		to	(3.43)%
2020	310	$11.55	to	$11.36	$3,584	3.01%	0.75%	to	1.40%	6.26%		to	5.58%
2019	87	$10.87	to	$10.76	$943	5.01%	0.75%	to	1.40%	7.31%		to	6.64%
2018 (6)	16	$10.13	to	$10.09	$164	8.71%	0.75%	to	1.40%	1.40%		to	1.00%

Calvert Russell 2000 Small Cap Index Class F:
2021	430	$14.59	to	$18.64	$6,438	0.81%	0.75%	to	1.40%	13.45%		to	12.70%
2020	297	$12.86	to	$16.54	$3,974	1.17%	0.75%	to	1.40%	18.53%		to	17.72%
2019	236	$10.85	to	$14.05	$2,708	1.01%	0.75%	to	1.40%	23.86%		to	23.14%
2018	155	$8.76	to	$11.41	$1,479	1.27%	0.75%	to	1.40%	(12.84)%		to	(12.70)%
2017	66	$11.34	to	$13.07	$773	1.15%	1.00%	to	1.40%	12.39%		to	12.48%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	December 31,						For the year ended December 31, except as noted
		Unit fair value									Total return (3)
		corresponding						Expense			corresponding
		to lowest				Net	Investment	ratio (2)			to lowest
	Units	to highest				assets	income	lowest to			to highest
Division	(000's)	expense ratio				(000's)	ratio (1)	highest			expense ratio

Calvert S&P MidCap 400 Index Class F:
2021	548	$15.36		to	$19.46	$8,698	0.86%	0.75%	to	1.40%	23.27%		to	22.47%
2020	462	$12.46		to	$15.89	$6,062	1.33%	0.75%	to	1.40%	12.25%		to	11.51%
2019	376	$11.1		to	$14.25	$4,489	1.26%	0.75%	to	1.40%	24.58%		to	23.81%
2018	243	$8.91		to	$11.51	$2,436	1.31%	0.75%	to	1.40%	(11.25)%		to	(12.80)%
2017	162	$11.22		to	$13.2	$1,954	0.93%	1.00%	to	1.40%	11.31%		to	13.99%

ClearBridge Small Cap Growth Class II:
2021	296	$19.01		to	$23.86	$5,878	—%	0.75%	to	1.40%	11.50%		to	10.77%
2020	199	$17.05		to	$21.54	$3,566	—%	0.75%	to	1.40%	41.85%		to	40.88%
2019	157	$12.02		to	$15.29	$2,018	—%	0.75%	to	1.40%	25.60%		to	24.82%
2018	102	$9.57		to	$12.25	$1,115	—%	0.75%	to	1.40%	(4.78)%		to	1.74%
2017	31	$11.93		to	$12.04	$373	—%	1.00%	to	1.40%	18.24%		to	22.23%

Columbia Limited Duration Credit Class 2:
2021	486	$11.05		to	$10.18	$5,304	1.47%	0.75%	to	2.00%	(1.60)%		to	(2.86)%
2020	331	$11.23		to	$10.48	$3,666	2.12%	0.75%	to	2.00%	4.86%		to	3.46%
2019	39	$10.71		to	$10.13	$405	1.97%	0.75%	to	2.00%	6.67%		to	5.41%
2018	19	$10.04		to	$9.61	$191	1.55%	0.75%	to	2.00%	0.50%		to	(2.04)%
2017	21	$10.03		to	$9.81	$208	2.04%	1.00%	to	2.00%	0.30%		to	(0.20)%

Columbia Small Cap Value Class 2:
2021	211	$13.84		to	$17.5	$3,001	0.52%	0.75%	to	1.40%	27.79%		to	27.00%
2020	112	$10.83		to	$13.78	$1,277	0.35%	0.75%	to	1.40%	7.76%		to	7.07%
2019	95	$10.05		to	$12.87	$1,034	0.27%	0.75%	to	1.40%	20.07%		to	19.28%
2018	59	$8.37		to	$10.79	$566	0.17%	0.75%	to	1.40%	(16.88)%		to	(19.30)%
2017	38	$11.53		to	$13.37	$480	0.33%	1.00%	to	1.40%	14.05%		to	12.35%

Core Plus Bond Class 1:
2021	4,799	$3.53		to	$24.32	$110,485	2.61%	0.47%	to	2.00%	(0.87)%		to	(2.41)%
2020	5,323	$3.56	*	to	$24.92	$122,021	3.59%	0.41%	to	2.00%	9.09%	*	to	7.37%	*
2019	5,337	$3.26		to	$23.21	$116,174	3.25%	0.42%	to	2.00%	9.35%		to	7.65%
2018	5,240	$2.98		to	$21.56	$109,852	3.32%	0.46%	to	2.00%	(1.83)%		to	(3.41)%
2017	6,196	$3.04		to	$22.32	$131,734	2.86%	0.42%	to	2.00%	4.37%		to	2.76%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	December 31,							For the year ended December 31, except as noted
		Unit fair value											Total return (3)
		corresponding								Expense			corresponding
		to lowest					Net	Investment		ratio (2)			to lowest
	Units	to highest					assets	income		lowest to			to highest
Division	(000's)	expense ratio					(000's)	ratio (1)		highest			expense ratio

Delaware Small Cap Value Service Class:
2021	143	$20.67		to	$19.47		$2,932	0.63%		1.30%	to	2.00%	32.25%		to	31.38%
2020	147	$15.63		to	$14.82		$2,264	1.06%		1.30%	to	2.00%	(3.46)%		to	(4.08)%
2019	160	$16.19		to	$15.45		$2,563	0.78%		1.30%	to	2.00%	26.09%		to	25.20%
2018	170	$12.84		to	$12.34		$2,167	0.59%		1.30%	to	2.00%	(18.01)%		to	(18.66)%
2017	176	$15.66		to	$15.17		$2,726	0.66%		1.30%	to	2.00%	10.28%		to	9.61%

Diversified Balanced Class 1:
2021	1,611	$15.00		to	$14.01		$23,297	2.14%		0.46%	to	1.90%	10.60%		to	9.03%
2020	1,771	$13.57	*	to	$12.85	*	$23,344	2.30%		0.45%	to	1.90%	12.48%	*	to	10.78%	*
2019	2,112	$12.06		to	$11.6		$24,944	2.12%		0.46%	to	1.90%	17.93%		to	16.23%
2018	2,269	$10.23		to	$9.98		$22,898	2.73%		0.59%	to	1.90%	(3.55)%		to	(4.95)%
2017 (5)	2,579	$10.6		to	$10.5		$27,197	2.47%	*	0.53%	to	1.90%	—%		to	5.00%

Diversified Balanced Class 2:
2021	44,424	$14.46		to	$20.44		$963,138	1.88%		1.40%	to	2.00%	9.30%		to	8.61%
2020	49,273	$13.23		to	$18.82		$979,709	2.08%		1.40%	to	2.00%	11.05%		to	10.38%
2019	55,109	$18.1		to	$17.05		$988,423	1.81%		1.40%	to	2.00%	16.55%		to	15.91%
2018	62,817	$10.21		to	$14.71		$968,136	2.39%		1.40%	to	2.00%	(4.72)%		to	(5.34)%
2017	69,727	$10.72		to	$15.54		$1,131,092	1.38%	*	1.40%	to	2.00%	6.99%		to	9.28%
Diversified Balanced Managed Volatility Class 2:
2021	11,703	$13.8		to	$15.15		$184,037	1.72%		0.75%	to	2.00%	9.18%		to	7.75%
2020	12,733	$12.64		to	$14.06		$185,112	1.89%		0.75%	to	2.00%	11.17%		to	9.76%
2019	13,367	$11.37		to	$12.81		$176,258	1.61%		0.75%	to	2.00%	16.62%		to	15.20%
2018	14,217	$9.75		to	$11.12		$162,127	3.68%		0.75%	to	2.00%	(2.50)%		to	(5.12)%
2017	15,118	$10.71		to	$11.72		$181,077	1.29%		1.00%	to	2.00%	6.89%		to	8.72%

Diversified Balanced Volatility Control Class 2:
2021	17,008				$13.51		$229,833	1.32%				1.40%				8.51%
2020	14,823				$12.45		$184,530	1.56%				1.40%				7.33%
2019	12,527				$11.60		$145,328	0.95%				1.40%				13.84%
2018	6,572				$10.19		$66,956	0.77%				1.40%				(5.03)%
2017 (4)	3,405				$10.73		$36,539	—%				1.40%				7.09%

Diversified Growth Class 2:
2021	157,551	$15.61		to	$23.98		$3,973,661	1.74%		1.40%	to	2.00%	13.18%		to	12.53%
2020	172,151	$13.79		to	$21.31		$3,852,816	1.95%		1.40%	to	2.00%	12.17%		to	11.45%
2019	188,483	$12.30		to	$19.12		$3,772,917	1.74%		1.40%	to	2.00%	19.53%		to	18.83%
2018	207,515	$10.29		to	$16.09		$3,487,376	2.50%		1.40%	to	2.00%	(5.88)%		to	(6.40)%
2017	219,749	$10.93		to	$17.19		$3,946,890	1.36%		1.40%	to	2.00%	9.08%		to	11.91%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	December 31,						For the year ended December 31, except as noted
		Unit fair value									Total return (3)
		corresponding						Expense			corresponding
		to lowest				Net	Investment	ratio (2)			to lowest
	Units	to highest				assets	income	lowest to			to highest
Division	(000's)	expense ratio				(000's)	ratio (1)	highest			expense ratio

Diversified Growth Managed Volatility Class 2:
2021	22,587	$14.53		to	$16.68	$388,997	1.56%	0.75%	to	2.00%	12.81%		to	11.50%
2020	24,558	$12.88		to	$14.96	$378,169	1.80%	0.75%	to	2.00%	12.20%		to	10.81%
2019	25,503	$11.48		to	$13.5	$353,685	1.54%	0.75%	to	2.00%	19.33%		to	17.80%
2018	27,701	$9.62		to	$11.46	$325,257	4.18%	0.75%	to	2.00%	(3.90)%		to	(5.99)%
2017	28,510	$10.89		to	$12.19	$354,954	1.24%	1.00%	to	2.00%	8.68%		to	11.12%

Diversified Growth Volatility Control Class 2:
2021	88,928				$14.36	$1,277,225	1.20%			1.40%				12.28%
2020	77,836				$12.79	$995,441	1.54%			1.40%				7.48%
2019	64,303				$11.90	$765,294	0.97%			1.40%				15.87%
2018	37,493				$10.27	$384,857	0.75%			1.40%				(5.87)%
2017 (4)	15,735				$10.91	$171,699	—%			1.40%				8.77%

Diversified Income Class 2:
2021	21,020	$13.33		to	$15.54	$326,042	1.85%	1.40%	to	2.00%	5.51%		to	4.79%
2020	21,807	$12.64		to	$14.83	$323,481	1.96%	1.40%	to	2.00%	9.70%		to	9.12%
2019	20,567	$11.52		to	$13.59	$279,864	1.65%	1.40%	to	2.00%	13.50%		to	12.87%
2018	19,716	$10.15		to	$12.04	$241,402	2.07%	1.40%	to	2.00%	(3.76)%		to	(4.37)%
2017	20,774	$10.54		to	$12.59	$268,177	1.38%	1.40%	to	2.00%	5.19%		to	6.69%

Diversified International Class 1:
2021	3,079	$5.17		to	$36.07	$102,535	1.29%	0.44%	to	2.00%	9.29%		to	7.58%
2020	3,407	$4.73	*	to	$33.53	$104,699	2.68%	0.40%	to	2.00%	15.68%	*	to	13.85%	*
2019	3,882	$4.09		to	$29.45	$103,484	1.63%	0.40%	to	2.00%	22.17%		to	20.25%
2018	4,206	$3.35		to	$24.49	$95,801	2.12%	0.46%	to	2.00%	(17.88)%		to	(19.17)%
2017	4,720	$4.08		to	$30.3	$131,186	1.81%	0.43%	to	2.00%	28.52%		to	26.51%

DWS Alternative Asset Allocation Class B:
2021	9	$12.49		to	$11.46	$108	1.56%	0.75%	to	1.40%	11.52%		to	10.72%
2020	5	$11.2		to	$10.35	$49	2.41%	0.75%	to	1.40%	4.48%		to	3.92%
2019	4	$10.72		to	$9.96	$44	3.51%	0.75%	to	1.40%	13.56%		to	12.67%
2018	4	$9.44		to	$8.84	$37	1.75%	0.75%	to	1.40%	(5.51)%		to	(10.62)%
2017	4	$10.41		to	$9.89	$40	2.10%	1.00%	to	1.40%	4.00%		to	5.55%

DWS Equity 500 Index Class B2:
2021	148	$18.27		to	$23.51	$3,106	1.10%	0.75%	to	1.40%	26.88%		to	26.06%
2020	171	$14.4		to	$18.65	$2,861	1.28%	0.75%	to	1.40%	16.79%		to	16.05%
2019	175	$12.33		to	$16.07	$2,491	1.48%	0.75%	to	1.40%	29.65%		to	28.77%
2018	149	$9.51		to	$12.48	$1,691	1.21%	0.75%	to	1.40%	(5.18)%		to	(6.31)%
2017	103	$11.39		to	$13.32	$1,324	1.21%	1.00%	to	1.40%	13.67%		to	19.35%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	December 31,						For the year ended December 31, except as noted
		Unit fair value									Total return (3)
		corresponding						Expense			corresponding
		to lowest				Net	Investment	ratio (2)			to lowest
	Units	to highest				assets	income	lowest to			to highest
Division	(000's)	expense ratio				(000's)	ratio (1)	highest			expense ratio

DWS Small Mid Cap Value Class B:
2021	129	$12.96	to	$16.58		$1,968	0.80%	0.75%	to	2.00%	29.08%		to	27.44%
2020	107	$10.04	to	$13.01		$1,307	1.21%	0.75%	to	2.00%	(1.86)%		to	(3.06)%
2019	118	$10.23	to	$13.42		$1,469	0.36%	0.75%	to	2.00%	20.07%		to	18.55%
2018	100	$8.52	to	$11.32		$1,084	0.99%	0.75%	to	2.00%	(15.22)%		to	(17.97)%
2017	92	$10.81	to	$13.8		$1,242	0.36%	1.00%	to	2.00%	7.24%		to	7.98%

EQ Convertible Securities Class IB:
2021	61	$15.13	to	$14.65		$916	18.41%	0.75%	to	2.00%	0.27%		to	(0.95)%
2020	12	$15.09	to	$14.79		$181	3.60%	0.75%	to	2.00%	38.06%		to	36.31%
2019 (7)	—	$10.93	to	$10.85		$—	—%	0.75%	to	2.00%	9.30%		to	8.50%

EQ GAMCO Small Company Value Class IB:
2021	18	$14.64	to	$14.18		$262	0.81%	0.75%	to	2.00%	24.17%		to	22.66%
2020	11	$11.79	to	$11.56		$131	1.15%	0.75%	to	2.00%	8.46%		to	7.04%
2019 (7)	5	$10.87	to	$10.8		$55	1.76%	0.75%	to	2.00%	8.70%		to	8.00%

EQ Micro Cap Class IB:
2021	62	$17.96	to	$17.39		$1,111	—%	0.75%	to	2.00%	10.12%		to	8.76%
2020	6	$16.31	to	$15.99		$93	0.11%	0.75%	to	2.00%	49.09%		to	47.24%
2019 (7)	1	$10.94	to	$10.86		$10	0.27%	0.75%	to	2.00%	9.40%		to	8.60%

EQ SmartBeta Equity Class IB:
2021	29	$14.6	to	$14.14		$417	1.35%	0.75%	to	2.00%	22.07%		to	20.65%
2020	26	$11.96	to	$11.72		$316	0.72%	0.75%	to	2.00%	10.13%		to	8.72%
2019 (7)	6	$10.86	to	$10.78		$62	3.05%	0.75%	to	2.00%	8.60%		to	7.80%

EQ Socially Responsible Class IB:
2021	45	$17.31	to	$16.76		$760	0.62%	0.75%	to	2.00%	29.37%		to	27.74%
2020	13	$13.38	to	$13.12		$170	1.61%	0.75%	to	2.00%	19.04%		to	17.56%
2019 (7)	1	$11.24	to	$11.16		$17	1.95%	0.75%	to	2.00%	12.40%		to	11.60%

Equity Income Class 1:
2021	9,091	$115.63	to	$26.65		$221,633	1.97%	0.45%	to	2.00%	21.88%		to	20.05%
2020	10,278	$3.37	to	$22.20	*	$215,748	2.02%	0.48%	to	2.00%	5.99%	*	to	4.32%	*
2019	11,634	$89.57	to	$21.28		$229,475	1.88%	0.56%	to	2.00%	28.47%		to	26.52%
2018	13,701	$69.72	to	$16.82		$215,812	1.73%	0.09%	to	2.00%	—%		to	(6.92)%
2017	10,292	$2.61	to	$18.07		$197,554	2.21%	0.44%	to	2.00%	20.57%		to	18.73%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Equity Income Class 2:
2021	799	$15.68	to	$19.59	$13,076	1.94%	0.75%	to	1.40%	21.17%	to	20.41%
2020	614	$12.94	to	$16.27	$8,454	1.74%	0.75%	to	1.40%	5.37%	to	4.70%
2019	573	$12.28	to	$15.54	$7,665	1.75%	0.75%	to	1.40%	27.78%	to	26.96%
2018	396	$9.61	to	$12.24	$4,292	1.76%	0.75%	to	1.40%	(3.90)%	to	(6.56)%
2017	201	$11.5	to	$13.1	$2,508	2.21%	1.00%	to	1.40%	14.66%	to	19.09%

Fidelity VIP Contrafund Service Class:
2021	756	$58.76	to	$51.77	$44,413	0.05%	1.30%	to	1.90%	26.07%	to	25.32%
2020	847	$46.61	to	$41.31	$39,479	0.15%	1.30%	to	1.90%	28.72%	to	27.97%
2019	990	$36.21	to	$32.28	$35,860	0.35%	1.30%	to	1.90%	29.78%	to	28.97%
2018	1,181	$27.90	to	$25.03	$32,952	0.59%	1.30%	to	1.90%	(7.71)%	to	(8.25)%
2017	1,388	$30.23	to	$27.28	$41,949	0.89%	1.30%	to	1.90%	20.20%	to	19.44%

Fidelity VIP Contrafund Service Class 2:
2021	1,907	$19.63	to	$50.02	$70,397	0.03%	0.75%	to	2.00%	26.56%	to	24.99%
2020	1,809	$15.51	to	$40.02	$58,575	0.08%	0.75%	to	2.00%	29.25%	to	27.66%
2019	1,833	$12.00	to	$31.35	$50,633	0.21%	0.75%	to	2.00%	30.29%	to	28.64%
2018	1,897	$9.21	to	$24.37	$43,924	0.43%	0.75%	to	2.00%	(8.08)%	to	(8.49)%
2017	1,967	$11.28	to	$26.63	$52,563	0.77%	1.00%	to	2.00%	12.35%	to	19.20%

Fidelity VIP Equity-Income Service Class 2:
2021	959	$31.84	to	$28.06	$30,400	1.65%	1.30%	to	2.00%	22.98%	to	22.11%
2020	1,069	$25.89	to	$22.98	$27,560	1.64%	1.30%	to	2.00%	5.07%	to	4.36%
2019	1,165	$24.64	to	$22.02	$28,581	1.78%	1.30%	to	2.00%	25.46%	to	24.55%
2018	1,306	$19.64	to	$17.68	$25,518	2.03%	1.30%	to	2.00%	(9.70)%	to	(10.34)%
2017	1,472	$21.75	to	$19.72	$31,878	1.49%	1.30%	to	2.00%	11.20%	to	10.41%

Fidelity VIP Freedom 2020 Service Class 2:
2021	192	$13.29	to	$13.07	$2,555	1.17%	0.75%	to	1.40%	8.49%	to	7.75%
2020	40	$12.25	to	$12.13	$484	1.27%	0.75%	to	1.40%	13.85%	to	13.15%
2019 (7)	13	$10.76	to	$10.72	$142	4.55%	0.75%	to	1.40%	7.60%	to	7.20%

Fidelity VIP Freedom 2030 Service Class 2:
2021	224	$14.06	to	$13.83	$3,145	1.22%	0.75%	to	1.40%	11.23%	to	10.55%
2020	92	$12.64	to	$12.51	$1,166	1.44%	0.75%	to	1.40%	15.75%	to	14.98%
2019 (7)	27	$10.92	to	$10.88	$298	7.14%	0.75%	to	1.40%	9.20%	to	8.80%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	December 31,						For the year ended December 31, except as noted
		Unit fair value									Total return (3)
		corresponding						Expense			corresponding
		to lowest				Net	Investment	ratio (2)			to lowest
	Units	to highest				assets	income	lowest to			to highest
Division	(000's)	expense ratio				(000's)	ratio (1)	highest			expense ratio

Fidelity VIP Freedom 2040 Service Class 2:
2021	173	$15.28		to	$15.03	$2,642	0.88%	0.75%	to	1.40%	16.64%		to	15.88%
2020	107	$13.1		to	$12.97	$1,398	0.94%	0.75%	to	1.40%	18.12%		to	17.38%
2019 (7)	65	$11.09		to	$11.05	$720	6.44%	0.75%	to	1.40%	10.90%		to	10.50%

Fidelity VIP Freedom 2050 Service Class 2:
2021	107	$15.29		to	$15.04	$1,636	1.05%	0.75%	to	1.40%	16.63%		to	15.87%
2020	34	$13.11		to	$12.98	$444	0.96%	0.75%	to	1.40%	18.11%		to	17.36%
2019 (7)	16	$11.1		to	$11.06	$178	5.99%	0.75%	to	1.40%	11.00%		to	10.60%

Fidelity VIP Government Money Market Initial Class:
2021	8,089	$1.02		to	$9.33	$31,672	0.01%	0.44%	to	2.00%	(0.41)%		to	(1.89)%
2020	9,086	$1.03	*	to	$9.51	$41,880	0.29%	0.44%	to	2.00%	(0.10)%	*	to	(1.76)%	*
2019	7,795	$1.03		to	$9.68	$31,462	2.04%	0.44%	to	2.00%	1.59%		to	—%
2018	8,644	$1.01		to	$9.68	$41,119	1.59%	0.37%	to	2.00%	1.21%		to	(0.31)%
2017	7,283	$1.00		to	$9.71	$34,519	0.66%	0.42%	to	2.00%	0.21%		to	(1.32)%

Fidelity VIP Government Money Market Service Class 2:
2021	1,975	$10.03		to	$9.56	$19,569	0.01%	0.75%	to	1.40%	(0.69)%		to	(1.32)%
2020	1,445	$10.10		to	$9.7	$14,427	0.19%	0.75%	to	1.40%	(0.59)%		to	(1.20)%
2019	880	$10.16		to	$9.97	$8,850	1.70%	0.75%	to	1.40%	1.09%		to	0.40%
2018	768	$10.05		to	$9.93	$7,639	1.33%	0.75%	to	1.40%	0.50%		to	(0.10)%
2017	310	$9.96		to	$9.94	$3,084	0.42%	1.00%	to	1.40%	(0.40)%		to	(0.60)%

Fidelity VIP Growth Service Class:
2021	437	$46.08		to	$40.59	$20,127	—%	1.30%	to	1.90%	21.52%		to	20.77%
2020	489	$37.92		to	$33.61	$18,556	0.06%	1.30%	to	1.90%	41.86%		to	41.04%
2019	545	$26.73		to	$23.83	$14,563	0.16%	1.30%	to	1.90%	32.46%		to	31.66%
2018	644	$20.18		to	$18.10	$12,987	0.15%	1.30%	to	1.90%	(1.56)%		to	(2.16)%
2017	730	$20.50		to	$18.50	$14,958	0.12%	1.30%	to	1.90%	33.29%		to	32.43%

Fidelity VIP Growth Service Class 2:
2021	260	$61.43		to	$55.35	$15,814	—%	1.40%	to	2.00%	21.21%		to	20.48%
2020	301	$50.68		to	$45.94	$15,108	0.04%	1.40%	to	2.00%	41.52%		to	40.70%
2019	346	$35.81		to	$32.65	$12,287	0.05%	1.40%	to	2.00%	32.14%		to	31.34%
2018	383	$27.1		to	$24.86	$10,302	0.04%	1.40%	to	2.00%	(1.85)%		to	(2.43)%
2017	421	$27.61		to	$25.48	$11,548	0.08%	1.40%	to	2.00%	33.00%		to	32.16%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Fidelity VIP Mid Cap Service Class:
2021	7			$20.74	$138	0.52%			0.95%			24.34%
2020	7			$16.68	$111	0.57%			0.95%			16.89%
2019	7			$14.27	$95	0.80%			0.95%			22.17%
2018	7			$11.68	$78	0.40%			0.95%			(15.42)%
2017	49			$13.81	$674	0.62%			0.95%			19.57%

Fidelity VIP Mid Cap Service Class 2:
2021	1,095	$14.98	to	$43.59	$31,247	0.36%	0.75%	to	2.00%	24.42%	to	22.82%
2020	1,123	$12.04	to	$35.49	$27,511	0.41%	0.75%	to	2.00%	16.89%	to	15.53%
2019	1,169	$10.30	to	$30.72	$25,934	0.68%	0.75%	to	2.00%	22.33%	to	20.75%
2018	1,047	$8.42	to	$25.44	$21,792	0.41%	0.75%	to	2.00%	(15.88)%	to	(16.48)%
2017	914	$11.55	to	$30.46	$25,998	0.49%	1.00%	to	2.00%	14.58%	to	18.15%

Fidelity VIP Overseas Service Class 2:
2021	998	$14.55	to	$24.92	$24,906	0.32%	0.75%	to	2.00%	18.49%	to	17.00%
2020	1,099	$12.28	to	$21.3	$24,169	0.22%	0.75%	to	2.00%	14.55%	to	13.06%
2019	1,180	$10.72	to	$18.84	$23,490	1.46%	0.75%	to	2.00%	26.56%	to	25.02%
2018	1,398	$8.47	to	$15.07	$22,377	1.29%	0.75%	to	2.00%	(14.79)%	to	(16.79)%
2017	1,487	$11.88	to	$18.11	$28,448	1.15%	1.00%	to	2.00%	18.92%	to	27.45%
Franklin Global Real Estate VIP Class 2:
2021	154	$13.63	to	$12.86	$2,132	0.89%	0.75%	to	2.00%	25.85%	to	24.37%
2020	133	$10.83	to	$10.34	$1,469	3.25%	0.75%	to	2.00%	(6.07)%	to	(7.26)%
2019	118	$11.53	to	$11.15	$1,397	2.23%	0.75%	to	2.00%	21.50%	to	19.89%
2018	79	$9.49	to	$9.30	$790	2.72%	0.75%	to	2.00%	(5.38)%	to	(8.64)%
2017	66	$10.70	to	$10.18	$715	3.04%	1.00%	to	2.00%	6.57%	to	8.30%

Franklin Income VIP Class 4:
2021	293	$12.51	to	$12.23	$3,671	4.25%	0.75%	to	1.40%	15.73%	to	15.05%
2020	182	$10.81	to	$10.63	$1,966	5.61%	0.75%	to	1.40%	(0.18)%	to	(0.84)%
2019	116	$10.83	to	$10.72	$1,253	4.07%	0.75%	to	1.40%	15.21%	to	14.41%
2018 (6)	9	$9.40	to	$9.37	$87	—%	0.75%	to	1.40%	(6.37)%	to	(6.58)%

Franklin Rising Dividends VIP Class 4:
2021	390	$17.89	to	$22.62	$7,326	0.79%	0.75%	to	1.40%	25.63%	to	24.83%
2020	270	$14.24	to	$18.12	$4,139	1.31%	0.75%	to	1.40%	15.02%	to	14.25%
2019	206	$12.38	to	$15.86	$2,842	1.10%	0.75%	to	1.40%	28.16%	to	27.39%
2018	131	$9.66	to	$12.45	$1,480	1.21%	0.75%	to	1.40%	(3.50)%	to	(6.53)%
2017	104	$11.48	to	$13.32	$1,339	1.37%	1.00%	to	1.40%	14.46%	to	18.82%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Franklin Small Cap Value VIP Class 2:
2021	118	$33.22	to	$30.65	$3,856	1.05%	1.30%	to	2.00%	23.72%	to	22.85%
2020	132	$26.85	to	$24.95	$3,501	1.54%	1.30%	to	2.00%	3.83%	to	3.10%
2019	158	$25.86	to	$24.2	$4,044	1.05%	1.30%	to	2.00%	24.75%	to	23.85%
2018	178	$20.73	to	$19.54	$3,647	0.88%	1.30%	to	2.00%	(14.02)%	to	(14.60)%
2017	206	$24.11	to	$22.88	$4,897	0.52%	1.30%	to	2.00%	9.24%	to	8.49%

Franklin U.S. Government Fund Class 2:
2021	240	$10.20	to	$10.03	$2,444	2.44%	0.75%	to	1.40%	(2.58)%	to	(3.19)%
2020	228	$10.47	to	$10.36	$2,389	1.74%	0.75%	to	1.40%	3.05%	to	2.37%
2019 (7)	32	$10.16	to	$10.12	$323	—%	0.75%	to	1.40%	1.40%	to	1.00%

Goldman Sachs VIT Mid Cap Value Institutional Shares:
2021	304	$42.49	to	$37.96	$12,777	0.45%	1.30%	to	2.00%	29.27%	to	28.37%
2020	366	$32.87	to	$29.57	$11,872	0.65%	1.30%	to	2.00%	7.00%	to	6.25%
2019	390	$30.72	to	$27.83	$11,835	0.76%	1.30%	to	2.00%	29.84%	to	28.90%
2018	456	$23.66	to	$21.59	$10,678	1.29%	1.30%	to	2.00%	(11.62)%	to	(12.24)%
2017	509	$26.77	to	$24.6	$13,514	0.71%	1.30%	to	2.00%	9.62%	to	8.90%

Goldman Sachs VIT Mid Cap Value Service Shares:
2021	159	$16.34	to	$17.45	$2,649	0.23%	0.75%	to	1.40%	29.58%	to	28.69%
2020	139	$12.61	to	$13.56	$1,798	0.46%	0.75%	to	1.40%	7.41%	to	6.69%
2019	119	$11.74	to	$12.71	$1,445	0.74%	0.75%	to	1.40%	30.16%	to	29.43%
2018	69	$9.02	to	$9.82	$658	0.65%	0.75%	to	1.40%	(9.71)%	to	(12.01)%
2017	50	$10.73	to	$11.16	$558	0.53%	1.00%	to	1.40%	6.55%	to	9.30%

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares:
2021	54	$11.23	to	$10.27	$604	1.88%	0.75%	to	1.40%	4.08%	to	3.42%
2020	15	$10.79	to	$9.93	$166	1.78%	0.75%	to	1.40%	5.89%	to	5.19%
2019	7	$10.19	to	$9.44	$68	3.05%	0.75%	to	1.40%	8.06%	to	7.39%
2018	5	$9.43	to	$8.79	$46	5.14%	0.75%	to	1.40%	(5.61)%	to	(8.25)%
2017	—	$10.20	to	$9.58	$2	3.31%	1.00%	to	1.40%	2.00%	to	3.90%
Goldman Sachs VIT Small Cap Equity Insights Institutional Shares:
2021	177	$34.61	to	$30.92	$6,058	0.46%	1.30%	to	2.00%	22.17%	to	21.30%
2020	205	$28.33	to	$25.49	$5,730	0.23%	1.30%	to	2.00%	7.19%	to	6.43%
2019	226	$26.43	to	$23.95	$5,916	0.46%	1.30%	to	2.00%	23.22%	to	22.38%
2018	270	$21.45	to	$19.57	$5,728	0.47%	1.30%	to	2.00%	(9.80)%	to	(10.43)%
2017	291	$23.78	to	$21.85	$6,852	0.53%	1.30%	to	2.00%	10.14%	to	9.36%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	December 31,						For the year ended December 31, except as noted
		Unit fair value										Total return (3)
		corresponding							Expense			corresponding
		to lowest				Net	Investment		ratio (2)			to lowest
	Units	to highest				assets	income		lowest to			to highest
Division	(000's)	expense ratio				(000's)	ratio (1)		highest			expense ratio

Goldman Sachs VIT Small Cap Equity Insights Service Shares:
2021	81	$14.41		to	$19.50	$1,225	0.29%		0.75%	to	1.40%	22.53%		to	21.80%
2020	53	$11.76		to	$16.01	$673	—%		0.75%	to	1.40%	7.59%		to	6.88%
2019	52	$10.93		to	$14.98	$627	0.27%		0.75%	to	1.40%	23.64%		to	22.79%
2018	33	$8.84		to	$12.20	$337	0.28%		0.75%	to	1.40%	(11.95)%		to	(10.10)%
2017	15	$11.29		to	$13.57	$187	0.41%		1.00%	to	1.40%	11.67%		to	9.61%

Government & High Quality Bond Class 1:
2021	6,567	$3.08		to	$11.55	$73,054	2.25%		0.45%	to	2.00%	(1.74)%		to	(3.27)%
2020	7,184	$3.14	*	to	$11.94	$81,574	2.57%		0.41%	to	2.00%	2.44%	*	to	0.84%	*
2019	7,169	$3.06		to	$11.84	$81,190	2.72%		0.40%	to	2.00%	6.01%		to	4.32%
2018	7,616	$2.89	*	to	$11.35	$83,790	3.77%		0.39%	to	2.00%	0.49%		to	(1.05)%
2017	9,071	$2.88		to	$11.47	$98,248	3.95%	*	0.42%	to	2.00%	1.45%		to	(0.17)%

Guggenheim Floating Rate Strategies Series F:
2021	325	$10.52		to	$10.55	$3,509	2.45%		0.75%	to	2.00%	1.74%		to	0.48%
2020	268	$10.34		to	$10.50	$2,876	5.91%		0.75%	to	2.00%	(0.67)%		to	(1.96)%
2019	295	$10.41		to	$10.71	$3,213	4.81%		0.75%	to	2.00%	6.77%		to	5.52%
2018	333	$9.75		to	$10.15	$3,431	2.63%		0.75%	to	2.00%	(2.50)%		to	(2.78)%
2017	172	$10.17		to	$10.44	$1,825	2.85%		1.00%	to	2.00%	1.70%		to	1.36%

Guggenheim Investments Global Managed Futures Strategy:
2021	19	$9.95		to	$8.05	$181	—%		0.75%	to	2.00%	0.20%		to	(1.11)%
2020	20	$9.93		to	$8.14	$187	3.99%		0.75%	to	2.00%	1.74%		to	0.62%
2019	19	$9.76		to	$8.09	$178	0.98%		0.75%	to	2.00%	7.37%		to	6.03%
2018	21	$9.09		to	$7.63	$182	—%		0.75%	to	2.00%	(8.83)%		to	(10.86)%
2017	13	$10.60		to	$8.56	$118	1.54%		1.00%	to	2.00%	5.79%		to	6.60%

Guggenheim Investments Long Short Equity:
2021	24	$12.32		to	$12.04	$305	0.64%		0.75%	to	2.00%	22.83%		to	21.25%
2020	20	$10.03		to	$9.93	$207	0.92%		0.75%	to	2.00%	4.15%		to	2.90%
2019	15	$9.63		to	$9.65	$144	0.61%		0.75%	to	2.00%	4.79%		to	3.43%
2018	21	$9.19		to	$9.33	$203	—%		0.75%	to	2.00%	(7.64)%		to	(14.64)%
2017	12	$11.54		to	$10.93	$141	0.36%		1.00%	to	2.00%	15.05%		to	12.56%
Guggenheim Investments Multi-Hedge Strategies:
2021	63	$11.62		to	$10.54	$711	—%		0.75%	to	2.00%	7.29%		to	5.93%
2020	57	$10.83		to	$9.95	$594	1.36%		0.75%	to	2.00%	6.59%		to	5.29%
2019	57	$10.16		to	$9.45	$559	2.35%		0.75%	to	2.00%	4.21%		to	2.94%
2018	57	$9.75		to	$9.18	$539	—%		0.75%	to	2.00%	(2.11)%		to	(6.99)%
2017	53	$10.29		to	$9.87	$537	—%		1.00%	to	2.00%	2.80%		to	1.65%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

International Emerging Markets Class 1:
2021	1,178	$5.19	to	$37.54	$39,901	0.43%	0.45%	to	2.00%	0.16%		to	(1.42)%
2020	1,246	$5.19	to	$38.08	$43,556	2.45%	0.36%	to	2.00%	18.73%	*	to	16.85%	*
2019	1,427	$4.37	to	$32.59	$43,068	0.95%	0.41%	to	2.00%	17.11%		to	15.28%
2018	1,414	$3.73	to	$28.27	$40,999	1.18%	0.48%	to	2.00%	(21.36)%		to	(22.59)%
2017	1,609	$4.74	to	$36.52	$59,753	1.25%	0.42%	to	2.00%	40.25%		to	38.07%

Invesco American Franchise Series I:
2021	139	$37.58	to	$35.46	$5,221	—%	1.30%	to	1.90%	10.50%		to	9.82%
2020	162	$34.01	to	$32.29	$5,526	0.07%	1.30%	to	1.90%	40.48%		to	39.66%
2019	178	$24.21	to	$23.12	$4,306	—%	1.30%	to	1.90%	35.03%		to	34.18%
2018	213	$17.93	to	$17.23	$3,826	—%	1.30%	to	1.90%	(4.88)%		to	(5.43)%
2017	237	$18.85	to	$18.22	$4,468	0.08%	1.30%	to	1.90%	25.67%		to	24.97%

Invesco American Value Series I:
2021 (10)	374	$10.45	to	$10.4	$3,909	0.58%	1.40%	to	2.00%	4.50%		to	4.00%

Invesco Balanced-Risk Allocation Series II:
2021	72	$12.56	to	$13.77	$928	3.36%	0.75%	to	1.40%	8.46%		to	7.75%
2020	51	$11.58	to	$12.78	$612	8.73%	0.75%	to	1.40%	9.14%		to	8.40%
2019	43	$10.61	to	$11.79	$489	—%	0.75%	to	1.40%	13.96%		to	13.26%
2018	30	$9.31	to	$10.41	$310	1.33%	0.75%	to	1.40%	(6.71)%		to	(7.96)%
2017	24	$10.62	to	$11.31	$266	4.11%	1.00%	to	1.40%	6.09%		to	8.33%

Invesco Core Equity Series I:
2021	539	$28.64	to	$25.23	$15,437	0.66%	1.30%	to	1.90%	26.11%		to	25.34%
2020	600	$22.71	to	$20.13	$13,636	1.35%	1.30%	to	1.90%	12.37%		to	11.71%
2019	670	$20.21	to	$18.02	$13,547	0.92%	1.30%	to	1.90%	27.27%		to	26.54%
2018	788	$15.88	to	$14.24	$12,518	0.88%	1.30%	to	1.90%	(10.59)%		to	(11.11)%
2017	944	$17.76	to	$16.02	$16,764	1.02%	1.30%	to	1.90%	11.77%		to	11.02%
Invesco Discovery Mid Cap Growth Series I:
2021 (17)	64	$17.48	to	$17.3	$1,126	—%	1.30%	to	1.90%	17.55%		to	16.81%
2020 (8)	78	$14.87	to	$14.81	$1,158	—%	1.30%	to	1.90%	47.08%		to	46.49%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Invesco Health Care Series I:
2021	225	$37.37	to	$17.51	$7,332	0.20%	1.30%	to	2.00%	10.86%	to	10.06%
2020	240	$33.71	to	$15.91	$7,106	0.31%	1.30%	to	2.00%	12.97%	to	12.20%
2019	264	$29.84	to	$14.18	$7,018	0.04%	1.30%	to	2.00%	30.82%	to	29.85%
2018	312	$22.81	to	$10.92	$6,469	—%	1.30%	to	2.00%	(0.39)%	to	(1.09)%
2017	353	$22.9	to	$11.04	$7,458	0.36%	1.30%	to	2.00%	14.33%	to	13.58%

Invesco Health Care Series II:
2021	492	$16.86	to	$16.74	$8,308	—%	0.75%	to	1.40%	11.21%	to	10.50%
2020	333	$15.16	to	$15.15	$5,066	0.11%	0.75%	to	1.40%	13.39%	to	12.64%
2019	213	$13.37	to	$13.45	$2,877	—%	0.75%	to	1.40%	31.21%	to	30.33%
2018	127	$10.19	to	$10.32	$1,313	—%	0.75%	to	1.40%	1.49%	to	(0.77)%
2017	98	$10.61	to	$10.4	$1,028	0.09%	1.00%	to	1.40%	6.10%	to	13.91%

Invesco International Growth Series I:
2021	387	$15.88	to	$14.63	$6,123	1.27%	1.40%	to	2.00%	4.40%	to	3.76%
2020	440	$15.21	to	$14.1	$6,663	2.34%	1.40%	to	2.00%	12.42%	to	11.73%
2019	516	$13.53	to	$12.62	$6,939	1.51%	1.40%	to	2.00%	26.80%	to	26.07%
2018	621	$10.67	to	$10.01	$6,592	2.05%	1.40%	to	2.00%	(16.18)%	to	(16.65)%
2017	752	$12.73	to	$12.01	$9,528	1.41%	1.40%	to	2.00%	21.35%	to	20.58%

Invesco International Growth Series II:
2021	228	$12.95	to	$13.5	$3,001	1.09%	0.75%	to	1.40%	4.86%	to	4.17%
2020	191	$12.35	to	$12.96	$2,422	2.28%	0.75%	to	1.40%	12.89%	to	12.11%
2019	149	$10.94	to	$11.56	$1,692	1.37%	0.75%	to	1.40%	27.21%	to	26.48%
2018	94	$8.6	to	$9.14	$861	1.97%	0.75%	to	1.40%	(13.48)%	to	(16.38)%
2017	60	$11.31	to	$10.93	$665	1.39%	1.00%	to	1.40%	13.21%	to	21.04%

Invesco Main Street Small Cap Series II:
2021 (18)	20	$24.11	to	$22.9	$487	0.18%	1.30%	to	1.90%	20.67%	to	19.96%
2020	23	$19.98	to	$19.09	$462	0.37%	1.30%	to	1.90%	18.09%	to	17.40%
2019	26	$16.92	to	$16.26	$448	—%	1.30%	to	1.90%	24.50%	to	23.74%
2018	30	$13.59	to	$13.14	$402	0.06%	1.30%	to	1.90%	(11.70)%	to	(12.22)%
2017	39	$15.39	to	$14.97	$602	0.64%	1.30%	to	1.90%	12.42%	to	11.80%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
		Unit fair value									Total return (3)
		corresponding						Expense			corresponding
		to lowest			Net	Investment		ratio (2)			to lowest
	Units	to highest			assets	income		lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)		highest			expense ratio

Invesco Small Cap Equity Series I:
2021	163	$41.81	to	$37.36	$6,720	0.16%		1.30%	to	2.00%	18.85%	to	18.04%
2020	188	$35.18	to	$31.65	$6,541	0.35%		1.30%	to	2.00%	25.60%	to	24.70%
2019	237	$28.01	to	$25.38	$6,548	—%		1.30%	to	2.00%	24.93%	to	24.11%
2018	253	$22.42	to	$20.45	$5,591	—%		1.30%	to	2.00%	(16.16)%	to	(16.77)%
2017	297	$26.74	to	$24.57	$7,855	—%		1.30%	to	2.00%	12.59%	to	11.78%

Invesco Technology Series I:
2021	135	$27.14	to	$23.98	$3,677	—%		1.30%	to	1.90%	12.94%	to	12.27%
2020	159	$24.03	to	$21.36	$3,827	—%		1.30%	to	1.90%	44.24%	to	43.36%
2019	182	$16.66	to	$14.9	$3,038	—%		1.30%	to	1.90%	34.14%	to	33.27%
2018	245	$12.42	to	$11.18	$3,047	—%		1.30%	to	1.90%	(1.82)%	to	(2.27)%
2017	292	$12.65	to	$11.44	$3,692	—%		1.30%	to	1.90%	33.44%	to	32.56%

Janus Henderson Balanced Service Shares:
2021 (11)	418	$10.95	to	$10.91	$4,581	0.75%		0.75%	to	1.40%	9.61%	to	9.21%

Janus Henderson Enterprise Service Shares:
2021	278	$37.24	to	$32.81	$10,355	0.24%		1.30%	to	1.90%	15.04%	to	14.36%
2020	314	$32.37	to	$28.69	$10,153	0.04%		1.30%	to	1.90%	17.62%	to	16.96%
2019	366	$27.52	to	$24.53	$10,067	0.05%		1.30%	to	1.90%	33.40%	to	32.59%
2018	417	$20.63	to	$18.5	$8,592	0.13%		1.30%	to	1.90%	(1.95)%	to	(2.53)%
2017	465	$21.04	to	$18.98	$9,775	0.52%		1.30%	to	1.90%	25.46%	to	24.70%

Janus Henderson Flexible Bond Service Shares:
2021	803	$11.71	to	$10.84	$9,275	2.33%		0.75%	to	2.00%	(1.84)%	to	(3.04)%
2020	624	$11.93	to	$11.18	$7,338	2.47%		0.75%	to	2.00%	9.45%	to	8.02%
2019	290	$10.90	to	$10.35	$3,116	3.03%		0.75%	to	2.00%	8.46%	to	7.14%
2018	188	$10.05	to	$9.66	$1,858	2.64%		0.75%	to	2.00%	0.70%	to	(3.30)%
2017	213	$10.13	to	$9.99	$2,165	2.61%		1.00%	to	2.00%	1.30%	to	1.32%

Janus Henderson Global Technology and Innovation Service Shares:
2021	397	$20.38	to	$20.05	$8,082	0.62%		0.75%	to	1.40%	16.86%	to	16.10%
2020	189	$17.44	to	$17.27	$3,300	—%	*	0.75%	to	1.40%	49.57%	to	48.62%
2019 (7)	30	$11.66	to	$11.62	$348	—%		0.75%	to	1.40%	16.60%	to	16.20%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

LargeCap Growth I Class 1:
2021	2,861	$6.8	to	$148.11	$210,317	—%	0.50%	to	2.00%	21.38%		to	19.48%
2020	3,166	$5.60	to	$123.96	$197,310	0.03%	0.56%	to	2.00%	35.63%	*	to	33.49%	*
2019	3,666	$4.13	to	$92.86	$168,970	0.06%	0.47%	to	2.00%	34.35%		to	32.24%
2018	1,582	$3.07	to	$70.22	$102,803	0.04%	0.61%	to	2.00%	3.16%		to	1.55%
2017	1,778	$2.98	to	$69.15	$112,164	0.03%	0.42%	to	2.00%	33.15%		to	31.07%

LargeCap S&P 500 Index Class 1:
2021	3,460	$5.03	to	$33.37	$115,616	1.37%	0.38%	to	2.00%	27.80%		to	25.78%
2020	4,148	$3.93	to	$26.53	$104,574	1.80%	0.44%	to	2.00%	17.58%	*	to	15.75%	*
2019	4,496	$3.34	to	$22.92	$99,605	1.84%	0.51%	to	2.00%	30.55%		to	28.48%
2018	5,075	$2.56	to	$17.84	$88,547	1.69%	0.47%	to	2.00%	(4.98)%		to	(6.45)%
2017	5,160	$2.70	to	$19.07	$104,391	1.65%	0.42%	to	2.00%	20.98%		to	19.11%

LargeCap S&P 500 Index Class 2:
2021	2,485	$18.35	to	$22.43	$46,636	1.34%	0.75%	to	1.40%	27.08%		to	26.22%
2020	1,865	$14.44	to	$17.77	$27,800	1.78%	0.75%	to	1.40%	16.92%		to	16.14%
2019	1,221	$12.35	to	$15.3	$15,836	2.08%	0.75%	to	1.40%	29.73%		to	29.01%
2018	678	$9.52	to	$11.86	$7,080	1.80%	0.75%	to	1.40%	(4.99)%		to	(6.25)%
2017	275	$11.4	to	$12.65	$3,235	2.08%	1.00%	to	1.40%	13.77%		to	19.57%

MFS International Intrinsic Value Service Class:
2021	661	$14.79	to	$16.59	$10,791	0.14%	0.75%	to	2.00%	9.39%		to	8.08%
2020	612	$13.52	to	$15.35	$9,347	0.78%	0.75%	to	2.00%	19.33%		to	17.90%
2019	569	$11.33	to	$13.02	$7,485	1.49%	0.75%	to	2.00%	24.78%		to	23.06%
2018	531	$9.08	to	$10.58	$5,717	0.95%	0.75%	to	2.00%	(8.93)%		to	(11.46)%
2017	548	$11.76	to	$11.95	$6,698	1.47%	1.00%	to	2.00%	17.72%		to	24.35%

MFS New Discovery Service Class:
2021	378	$18.92	to	$25.66	$7,907	—%	0.75%	to	2.00%	0.80%		to	(0.47)%
2020	357	$18.77	to	$25.78	$7,508	—%	0.75%	to	2.00%	44.50%		to	42.75%
2019	301	$12.99	to	$18.06	$4,807	—%	0.75%	to	2.00%	40.13%		to	38.39%
2018	197	$9.27	to	$13.05	$2,463	—%	0.75%	to	2.00%	(7.67)%		to	(3.62)%
2017	110	$12	to	$13.54	$1,497	—%	1.00%	to	2.00%	19.05%		to	23.77%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	December 31,						For the year ended December 31, except as noted
		Unit fair value									Total return (3)
		corresponding						Expense			corresponding
		to lowest				Net	Investment	ratio (2)			to lowest
	Units	to highest				assets	income	lowest to			to highest
Division	(000's)	expense ratio				(000's)	ratio (1)	highest			expense ratio

MFS Utilities Service Class:
2021	747	$14.66		to	$31.18	$16,806	1.55%	0.75%	to	2.00%	12.94%		to	11.56%
2020	686	$12.98		to	$27.95	$14,652	2.23%	0.75%	to	2.00%	4.85%		to	3.52%
2019	709	$12.38		to	$27	$15,284	3.83%	0.75%	to	2.00%	23.92%		to	22.34%
2018	633	$9.99		to	$22.07	$12,388	0.83%	0.75%	to	2.00%	(0.10)%		to	(1.21)%
2017	643	$10.57		to	$22.34	$13,276	4.13%	1.00%	to	2.00%	5.38%		to	12.26%

MFS Value Service Class:
2021	113	$39.25		to	$36.39	$4,416	1.11%	1.40%	to	2.00%	23.39%		to	22.69%
2020	135	$31.81		to	$29.66	$4,297	1.34%	1.40%	to	2.00%	1.79%		to	1.16%
2019	170	$31.25		to	$29.32	$5,292	1.89%	1.40%	to	2.00%	27.71%		to	26.93%
2018	192	$24.47		to	$23.1	$4,681	1.28%	1.40%	to	2.00%	(11.60)%		to	(12.13)%
2017	226	$27.68		to	$26.29	$6,239	1.70%	1.40%	to	2.00%	15.72%		to	15.05%

MidCap Class 1:
2021	2,177	$25.7		to	$182.09	$369,568	0.13%	0.44%	to	2.00%	25.00%		to	23.04%
2020	2,483	$20.56	*	to	$147.99	$340,438	0.72%	0.43%	to	2.00%	17.84%	*	to	15.98%	*
2019	2,908	$17.45		to	$127.6	$338,480	0.27%	0.42%	to	2.00%	42.50%		to	40.27%
2018	3,361	$12.25		to	$90.97	$283,507	0.28%	0.45%	to	2.00%	(6.94)%		to	(8.41)%
2017	3,871	$13.16		to	$99.32	$351,847	0.54%	0.43%	to	2.00%	24.99%		to	23.04%

MidCap Class 2:
2021	916	$14.53		to	$14.38	$13,299	—%	0.75%	to	1.40%	24.29%		to	23.43%
2020 (9)	305	$11.69		to	$11.65	$3,567	0.67%	0.75%	to	1.40%	15.63%		to	15.23%

Neuberger Berman AMT Mid Cap Growth Portfolio Class S:
2021	223	$18.64		to	$21.5	$4,639	—%	0.75%	to	2.00%	11.88%		to	10.48%
2020	233	$16.66		to	$19.46	$4,382	—%	0.75%	to	2.00%	38.60%		to	36.95%
2019	252	$12.02		to	$14.21	$3,506	—%	0.75%	to	2.00%	31.51%		to	29.89%
2018	223	$9.14		to	$10.94	$2,453	—%	0.75%	to	2.00%	(9.05)%		to	(8.45)%
2017	215	$11.77		to	$11.95	$2,599	—%	1.00%	to	2.00%	17.00%		to	22.19%

Neuberger Berman AMT Sustainable Equity Class I:
2021	161	$43.47		to	$39.17	$6,993	0.37%	1.40%	to	2.00%	21.76%		to	21.04%
2020	186	$35.7		to	$32.36	$6,614	0.59%	1.40%	to	2.00%	17.90%		to	17.20%
2019	220	$30.28		to	$27.61	$6,634	0.45%	1.40%	to	2.00%	24.10%		to	23.37%
2018	132	$24.4		to	$22.38	$3,205	0.46%	1.40%	to	2.00%	(7.01)%		to	(7.60)%
2017	167	$26.24		to	$24.22	$4,355	0.50%	1.40%	to	2.00%	16.78%		to	16.11%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Neuberger Berman AMT Sustainable Equity Class S:
2021	6	$16	to	$15.63	$99	0.20%	0.75%	to	1.40%	22.23%	to	21.45%
2020	4	$13.09	to	$12.87	$50	0.40%	0.75%	to	1.40%	18.46%	to	17.64%
2019	1	$11.05	to	$10.94	$16	0.77%	0.75%	to	1.40%	24.58%	to	23.76%
2018 (6)	—	$8.87	to	$8.84	$2	0.97%	0.75%	to	1.40%	(11.48)%	to	(11.78)%

PIMCO All Asset Administrative Class:
2021	115	$20.22	to	$18.74	$2,317	11.14%	1.40%	to	2.00%	14.63%	to	13.92%
2020	121	$17.64	to	$16.45	$2,126	4.99%	1.40%	to	2.00%	6.52%	to	5.86%
2019	147	$16.56	to	$15.54	$2,419	2.89%	1.40%	to	2.00%	10.33%	to	9.67%
2018	184	$15.01	to	$14.17	$2,747	3.13%	1.40%	to	2.00%	(6.71)%	to	(7.26)%
2017	230	$16.09	to	$15.28	$3,688	4.55%	1.40%	to	2.00%	11.97%	to	11.29%

PIMCO All Asset Advisor Class:
2021	20	$12.85	to	$13.63	$265	10.82%	0.75%	to	1.40%	15.25%	to	14.44%
2020	14	$11.15	to	$11.91	$163	4.86%	0.75%	to	1.40%	7.11%	to	6.43%
2019	10	$10.41	to	$11.19	$112	2.83%	0.75%	to	1.40%	10.86%	to	10.14%
2018	10	$9.39	to	$10.16	$100	3.11%	0.75%	to	1.40%	(5.72)%	to	(6.70)%
2017	9	$10.71	to	$10.89	$98	5.25%	1.00%	to	1.40%	7.21%	to	11.81%

PIMCO Commodity Real Return Strategy Class M:
2021	38	$12.2	to	$9.9	$423	5.25%	0.75%	to	1.40%	31.75%	to	30.95%
2020	8	$9.26	to	$7.56	$72	5.20%	0.75%	to	1.40%	0.33%	to	(0.40)%
2019	6	$9.23	to	$7.59	$51	4.14%	0.75%	to	1.40%	10.14%	to	9.52%
2018	5	$8.38	to	$6.93	$44	1.32%	0.75%	to	1.40%	(15.86)%	to	(15.59)%
2017	1	$10.24	to	$8.21	$11	11.10%	1.00%	to	1.40%	2.40%	to	0.49%

PIMCO Emerging Market Bond Administrative Class:
2021 (11)	30	$9.82	to	$9.78	$293	3.86%	0.75%	to	1.40%	(1.80)%	to	(2.20)%

PIMCO High Yield Administrative Class:
2021	1,558	$12.02	to	$16.88	$23,370	4.43%	0.75%	to	2.00%	2.91%	to	1.56%
2020	1,322	$11.68	to	$16.62	$20,567	4.84%	0.75%	to	2.00%	4.94%	to	3.68%
2019	1,297	$11.13	to	$16.03	$19,995	4.92%	0.75%	to	2.00%	13.92%	to	12.41%
2018	1,264	$9.77	to	$14.26	$17,923	5.11%	0.75%	to	2.00%	(2.20)%	to	(4.55)%
2017	1,441	$10.34	to	$14.94	$21,731	4.86%	1.00%	to	2.00%	3.40%	to	4.48%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

PIMCO Low Duration Advisor Class:
2021	475	$10.38	to	$9.49	$4,901	0.43%	0.75%	to	2.00%	(1.70)%	to	(2.97)%
2020	323	$10.56	to	$9.78	$3,382	0.93%	0.75%	to	2.00%	2.03%	to	0.82%
2019	149	$10.35	to	$9.70	$1,526	2.58%	0.75%	to	2.00%	3.19%	to	1.89%
2018	105	$10.03	to	$9.52	$1,029	1.79%	0.75%	to	2.00%	0.40%	to	(1.75)%
2017	40	$10.00	to	$9.69	$392	1.22%	1.00%	to	2.00%	—%	to	(0.82)%

PIMCO Total Return Administrative Class:
2021	2,381	$11.49	to	$13.2	$30,375	1.82%	0.75%	to	2.00%	(1.96)%	to	(3.15)%
2020	2,161	$11.72	to	$13.63	$28,912	2.09%	0.75%	to	2.00%	7.82%	to	6.48%
2019	1,771	$10.87	to	$12.8	$22,921	2.99%	0.75%	to	2.00%	7.62%	to	6.22%
2018	1,741	$10.10	to	$12.05	$21,623	2.54%	0.75%	to	2.00%	1.30%	to	(2.51)%
2017	2,027	$10.22	to	$12.36	$26,016	2.02%	1.00%	to	2.00%	2.20%	to	2.83%

Principal Capital Appreciation Class 1:
2021	3,265	$40.32	to	$34.88	$101,112	0.83%	0.95%	to	2.00%	26.63%	to	25.29%
2020	3,898	$31.84	to	$27.84	$96,553	1.29%	0.95%	to	2.00%	17.58%	to	16.34%
2019	4,601	$27.08	to	$23.93	$97,427	1.56%	0.95%	to	2.00%	31.27%	to	29.91%
2018	5,616	$20.63	to	$18.42	$91,429	1.13%	0.95%	to	2.00%	(4.36)%	to	(5.34)%
2017	6,546	$21.57	to	$19.46	$112,554	1.25%	0.95%	to	2.00%	19.63%	to	18.37%

Principal Capital Appreciation Class 2:
2021	664	$18.85	to	$24.01	$12,808	0.77%	0.75%	to	1.40%	26.60%	to	25.71%
2020	532	$14.89	to	$19.10	$8,159	1.10%	0.75%	to	1.40%	17.52%	to	16.75%
2019	397	$12.67	to	$16.36	$5,278	1.55%	0.75%	to	1.40%	31.16%	to	30.25%
2018	201	$9.66	to	$12.56	$2,144	1.04%	0.75%	to	1.40%	(3.69)%	to	(4.92)%
2017	82	$11.38	to	$13.21	$999	1.27%	1.00%	to	1.40%	13.57%	to	18.79%

Principal LifeTime 2010 Class 1:
2021	690	$19.00	to	$18.76	$14,299	1.65%	0.95%	to	2.00%	4.97%	to	3.82%
2020	813	$18.10	to	$18.07	$16,135	2.50%	0.95%	to	2.00%	10.30%	to	9.18%
2019	935	$16.41	to	$16.55	$16,850	2.80%	0.95%	to	2.00%	13.02%	to	11.82%
2018	1,096	$14.52	to	$14.8	$17,559	2.90%	0.95%	to	2.00%	(4.79)%	to	(5.79)%
2017	1,437	$15.25	to	$15.71	$24,297	2.18%	0.95%	to	2.00%	10.43%	to	9.25%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Principal LifeTime 2020 Class 1:
2021	3,069	$13.02	to	$22.76	$75,498	1.62%	0.75%	to	2.00%	8.41%	to	7.01%
2020	3,480	$12.01	to	$21.27	$79,678	2.63%	0.75%	to	2.00%	12.03%	to	10.67%
2019	4,012	$10.72	to	$19.22	$82,586	2.41%	0.75%	to	2.00%	6.56%	to	15.78%
2018	4,619	$15.81	to	$16.60	$83,004	2.65%	0.95%	to	2.00%	(6.28)%	to	(7.31)%
2017	5,445	$16.87	to	$17.91	$104,894	1.94%	0.95%	to	2.00%	13.91%	to	12.71%

Principal LifeTime 2030 Class 1:
2021	2,228	$13.93	to	$25.14	$59,023	1.33%	0.75%	to	2.00%	11.98%	to	10.55%
2020	2,504	$12.44	to	$22.74	$59,916	2.08%	0.75%	to	2.00%	14.02%	to	12.63%
2019	2,724	$10.91	to	$20.19	$57,570	2.05%	0.75%	to	2.00%	8.13%	to	19.61%
2018	2,985	$16.08	to	$16.88	$54,595	2.32%	0.95%	to	2.00%	(7.90)%	to	(8.95)%
2017	3,430	$17.46	to	$18.54	$68,465	1.55%	0.95%	to	2.00%	17.10%	to	15.95%

Principal LifeTime 2040 Class 1:
2021	571	$14.56	to	$27.9	$16,396	1.26%	0.75%	to	2.00%	14.38%	to	13.00%
2020	650	$12.73	to	$24.69	$16,446	1.97%	0.75%	to	2.00%	15.31%	to	13.83%
2019	705	$11.04	to	$21.69	$15,574	1.87%	0.75%	to	2.00%	9.42%	to	22.27%
2018	676	$16.60	to	$17.74	$12,970	2.06%	0.95%	to	2.00%	(8.69)%	to	(9.67)%
2017	718	$18.18	to	$19.64	$15,164	1.32%	0.95%	to	2.00%	19.53%	to	18.24%

Principal LifeTime 2050 Class 1:
2021	413	$14.95	to	$29.15	$11,674	1.10%	0.75%	to	2.00%	16.16%	to	14.72%
2020	474	$12.87	to	$25.41	$11,670	1.77%	0.75%	to	2.00%	15.84%	to	14.36%
2019	549	$11.11	to	$22.22	$11,861	1.99%	0.75%	to	2.00%	10.00%	to	23.86%
2018	500	$16.71	to	$17.94	$9,720	2.07%	0.95%	to	2.00%	(9.48)%	to	(10.43)%
2017	523	$18.46	to	$20.03	$11,287	1.27%	0.95%	to	2.00%	20.97%	to	19.73%

Principal LifeTime Strategic Income Class 1:
2021	508	$16.92	to	$16.26	$9,167	1.84%	0.95%	to	2.00%	3.55%	to	2.46%
2020	573	$16.34	to	$15.87	$10,029	2.24%	0.95%	to	2.00%	9.22%	to	8.11%
2019	662	$14.96	to	$14.68	$10,633	2.38%	0.95%	to	2.00%	11.39%	to	10.21%
2018	788	$13.43	to	$13.32	$11,401	2.59%	0.95%	to	2.00%	(3.93)%	to	(4.93)%
2017	1,004	$13.98	to	$14.01	$15,184	2.32%	0.95%	to	2.00%	7.79%	to	6.62%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Real Estate Securities Class 1:
2021	746	$9.69	to	$85.16	$68,805	1.42%	0.36%	to	2.00%	39.85%		to	37.67%
2020	825	$6.93	to	$61.86	$56,340	1.97%	0.52%	to	2.00%	(3.83)%	*	to	(5.34)%	*
2019	978	$7.21	to	$65.35	$67,480	1.78%	0.45%	to	2.00%	30.71%		to	28.67%
2018	1,138	$5.51	to	$50.79	$61,500	1.80%	0.39%	to	2.00%	(4.62)%		to	(6.12)%
2017	1,312	$5.78	to	$54.10	$75,318	1.74%	0.41%	to	2.00%	8.74%		to	7.02%

Real Estate Securities Class 2:
2021	645	$17.20	to	$20.82	$11,375	1.27%	0.75%	to	1.40%	39.05%		to	38.06%
2020	524	$12.37	to	$15.08	$6,720	1.75%	0.75%	to	1.40%	(4.40)%		to	(4.98)%
2019	441	$12.94	to	$15.87	$6,106	1.68%	0.75%	to	1.40%	29.92%		to	29.13%
2018	295	$9.96	to	$12.29	$3,271	1.72%	0.75%	to	1.40%	(1.39)%		to	(5.82)%
2017	206	$10.62	to	$13.05	$2,537	1.35%	1.00%	to	1.40%	5.67%		to	7.41%

Rydex Basic Materials:
2021	51	$14.97	to	$16.61	$799	0.58%	0.75%	to	1.40%	22.00%		to	21.24%
2020	33	$12.27	to	$13.70	$436	1.06%	0.75%	to	1.40%	18.90%		to	18.10%
2019	53	$10.32	to	$11.60	$606	—%	0.75%	to	1.40%	20.42%		to	19.71%
2018	52	$8.57	to	$9.69	$490	0.56%	0.75%	to	1.40%	(14.04)%		to	(18.57)%
2017	37	$11.36	to	$11.9	$440	0.69%	1.00%	to	1.40%	12.92%		to	19.72%

Rydex Commodities Strategy:
2021	158	$9.6	to	$6.91	$1,262	—%	0.75%	to	2.00%	38.53%		to	36.83%
2020	95	$6.93	to	$5.05	$522	0.84%	0.75%	to	2.00%	(23.34)%		to	(24.29)%
2019	68	$9.04	to	$6.67	$499	1.54%	0.75%	to	2.00%	14.43%		to	13.05%
2018	66	$7.90	to	$5.90	$424	3.51%	0.75%	to	2.00%	(20.36)%		to	(16.78)%
2017	44	$10.89	to	$7.09	$271	—%	1.00%	to	2.00%	8.04%		to	2.31%

Rydex NASDAQ 100:
2021	583	$23.08	to	$34.27	$14,217	—%	0.75%	to	1.40%	24.62%		to	23.76%
2020	477	$18.52	to	$27.69	$9,468	0.28%	0.75%	to	1.40%	43.79%		to	42.95%
2019	201	$12.88	to	$19.37	$3,095	0.12%	0.75%	to	1.40%	35.86%		to	34.98%
2018	153	$9.48	to	$14.35	$1,825	—%	0.75%	to	1.40%	(6.32)%		to	(3.17)%
2017	103	$11.69	to	$14.82	$1,359	—%	1.00%	to	1.40%	16.90%		to	29.32%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
		Unit fair value									Total return (3)
		corresponding						Expense			corresponding
		to lowest			Net	Investment		ratio (2)			to lowest
	Units	to highest			assets	income		lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)		highest			expense ratio

SAM Balanced Portfolio Class 1:
2021	18,731	$3.46	to	$20.49	$414,419	1.54%		0.42%	to	2.00%	13.26%		to	11.48%
2020	20,936	$3.05	to	$18.38	$414,619	2.20%		0.38%	to	2.00%	10.81%	*	to	9.08%	*
2019	23,734	$2.75	to	$16.85	$427,977	2.43%		0.39%	to	2.00%	19.50%		to	17.59%
2018	28,289	$2.30	to	$14.33	$432,209	3.06%		0.75%	to	2.00%	(5.44)%		to	(6.89)%
2017	32,925	$2.44	to	$15.39	$536,023	2.11%		0.41%	to	2.00%	14.73%		to	12.91%

SAM Balanced Portfolio Class 2:
2021	2,698	$13.96	to	$15.73	$38,820	1.43%		0.75%	to	1.40%	12.58%		to	11.80%
2020	2,128	$12.40	to	$14.07	$27,483	1.99%		0.75%	to	1.40%	10.12%		to	9.41%
2019	1,918	$11.26	to	$12.86	$22,821	2.44%		0.75%	to	1.40%	18.78%		to	18.09%
2018	1,266	$9.48	to	$10.89	$13,097	3.13%		0.75%	to	1.40%	(5.11)%		to	(6.60)%
2017	807	$10.96	to	$11.66	$9,147	2.00%	*	1.00%	to	1.40%	9.38%		to	13.31%

SAM Conservative Balanced Portfolio Class 1:
2021	4,796	$21.05	to	$18.22	$95,296	1.81%		0.95%	to	2.00%	8.67%		to	7.56%
2020	5,387	$19.37	to	$16.94	$98,902	2.36%		0.95%	to	2.00%	8.58%		to	7.42%
2019	6,014	$17.84	to	$15.77	$102,122	2.77%		0.95%	to	2.00%	14.73%		to	13.62%
2018	6,934	$15.55	to	$13.88	$102,968	3.31%		0.95%	to	2.00%	(4.37)%		to	(5.45)%
2017	8,225	$16.26	to	$14.68	$128,349	2.70%		0.95%	to	2.00%	10.39%		to	9.31%

SAM Conservative Balanced Portfolio Class 2:
2021	1,244	$13.04	to	$14.14	$16,588	1.76%		0.75%	to	1.40%	8.67%		to	7.94%
2020	1,055	$12.00	to	$13.10	$13,091	2.34%		0.75%	to	1.40%	8.40%		to	7.73%
2019	774	$11.07	to	$12.16	$8,928	2.86%		0.75%	to	1.40%	14.83%		to	14.07%
2018	584	$9.64	to	$10.66	$6,004	3.25%		0.75%	to	1.40%	(3.50)%		to	(5.16)%
2017	473	$10.69	to	$11.24	$5,204	2.97%		1.00%	to	1.40%	6.79%		to	9.66%

SAM Conservative Growth Portfolio Class 1:
2021	3,602	$25.73	to	$22.26	$87,461	1.18%		0.95%	to	2.00%	16.64%		to	15.40%
2020	4,184	$22.06	to	$19.29	$87,397	1.87%		0.95%	to	2.00%	11.87%		to	10.73%
2019	4,770	$19.72	to	$17.42	$89,362	1.80%		0.95%	to	2.00%	22.87%		to	21.56%
2018	5,607	$16.05	to	$14.33	$85,786	2.71%		0.95%	to	2.00%	(7.49)%		to	(8.49)%
2017	6,430	$17.35	to	$15.66	$106,720	1.54%		0.95%	to	2.00%	18.67%		to	17.48%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

SAM Conservative Growth Portfolio Class 2:
2021	1,903	$14.87	to	$17.48	$29,663	1.08%	0.75%	to	1.40%	16.63%	to	15.84%
2020	1,452	$12.75	to	$15.09	$19,609	1.63%	0.75%	to	1.40%	11.84%	to	11.12%
2019	1,278	$11.40	to	$13.58	$15,671	1.68%	0.75%	to	1.40%	22.71%	to	21.90%
2018	1,015	$9.29	to	$11.14	$10,749	2.78%	0.75%	to	1.40%	(7.01)%	to	(8.09)%
2017	707	$11.28	to	$12.12	$8,479	1.46%	1.00%	to	1.40%	12.57%	to	17.78%

SAM Flexible Income Portfolio Class 1:
2021	5,790	$19.53	to	$16.9	$106,960	2.31%	0.95%	to	2.00%	5.85%	to	4.77%
2020	6,401	$18.45	to	$16.13	$112,074	2.79%	0.95%	to	2.00%	6.28%	to	5.15%
2019	7,363	$17.36	to	$15.34	$121,789	3.41%	0.95%	to	2.00%	12.14%	to	11.00%
2018	8,584	$15.48	to	$13.82	$126,847	3.95%	0.95%	to	2.00%	(2.89)%	to	(3.89)%
2017	10,450	$15.94	to	$14.38	$159,705	3.30%	0.95%	to	2.00%	7.41%	to	6.28%

SAM Flexible Income Portfolio Class 2:
2021	2,650	$12.39	to	$13.02	$33,155	2.40%	0.75%	to	1.40%	5.81%	to	5.17%
2020	1,907	$11.71	to	$12.38	$22,698	2.76%	0.75%	to	1.40%	6.26%	to	5.54%
2019	1,491	$11.02	to	$11.73	$16,833	3.49%	0.75%	to	1.40%	12.11%	to	11.40%
2018	1,231	$9.83	to	$10.53	$12,512	3.98%	0.75%	to	1.40%	(1.50)%	to	(3.57)%
2017	757	$10.47	to	$10.92	$8,096	3.56%	1.00%	to	1.40%	4.60%	to	6.64%
SAM Strategic Growth Portfolio Class 1:
2021	2,186	$27.10	to	$23.45	$55,573	0.95%	0.95%	to	2.00%	18.70%	to	17.48%
2020	2,442	$22.83	to	$19.96	$52,432	1.78%	0.95%	to	2.00%	14.32%	to	13.15%
2019	2,858	$19.97	to	$17.64	$53,900	1.47%	0.95%	to	2.00%	26.23%	to	24.93%
2018	3,391	$15.82	to	$14.12	$50,949	2.32%	0.95%	to	2.00%	(9.44)%	to	(10.46)%
2017	3,988	$17.47	to	$15.77	$66,383	1.41%	0.95%	to	2.00%	21.07%	to	19.83%

SAM Strategic Growth Portfolio Class 2:
2021	1,430	$15.55	to	$18.47	$23,377	0.93%	0.75%	to	1.40%	18.61%	to	17.87%
2020	1,016	$13.11	to	$15.67	$14,344	1.68%	0.75%	to	1.40%	14.30%	to	13.55%
2019	773	$11.47	to	$13.8	$9,818	1.41%	0.75%	to	1.40%	26.18%	to	25.34%
2018	573	$9.09	to	$11.01	$6,019	2.32%	0.75%	to	1.40%	(9.10)%	to	(10.12)%
2017	425	$11.44	to	$12.25	$5,078	1.34%	1.00%	to	1.40%	14.17%	to	20.22%

Short-Term Income Class 1:
2021	5,400	$10.25	to	$11.11	$64,485	1.51%	0.75%	to	2.00%	(1.54)%	to	(2.71)%
2020	6,027	$10.41	to	$11.42	$73,530	2.11%	0.75%	to	2.00%	2.66%	to	1.33%
2019	5,889	$10.14	to	$11.27	$70,427	2.66%	0.75%	to	2.00%	1.40%	to	2.64%
2018	6,315	$12.25	to	$10.98	$73,768	2.12%	0.85%	to	2.00%	0.16%	to	(0.99)%
2017	7,454	$12.23	to	$11.09	$87,366	1.92%	0.85%	to	2.00%	1.58%	to	0.36%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

SmallCap Class 1:
2021	2,578	$4.65	to	$36.47	$100,279	0.30%	0.47%	to	2.00%	19.62%		to	17.76%
2020	2,930	$3.89	to	$30.97	$97,992	0.50%	0.36%	to	2.00%	21.69%	*	to	19.76%	*
2019	3,367	$3.20	to	$25.86	$94,321	0.32%	0.43%	to	2.00%	26.87%		to	24.87%
2018	3,888	$2.52	to	$20.71	$86,881	0.30%	0.56%	to	2.00%	(11.27)%		to	(12.65)%
2017	4,394	$2.84	to	$23.71	$112,085	0.37%	0.41%	to	2.00%	12.40%		to	10.64%

SmallCap Class 2:
2021	326	$15.63	to	$18.24	$5,282	0.15%	0.75%	to	1.40%	18.95%		to	18.21%
2020	268	$13.14	to	$15.43	$3,730	0.28%	0.75%	to	1.40%	20.99%		to	20.17%
2019	210	$10.86	to	$12.84	$2,452	0.09%	0.75%	to	1.40%	26.13%		to	25.39%
2018	133	$8.61	to	$10.24	$1,292	0.09%	0.75%	to	1.40%	(14.16)%		to	(12.48)%
2017	88	$11.12	to	$11.70	$1,014	0.15%	1.00%	to	1.40%	10.10%		to	11.01%

T. Rowe Price Blue Chip Growth Portfolio II:
2021	1,422	$17.30	to	$56.09	$43,230	—%	0.75%	to	2.00%	16.42%		to	15.01%
2020	1,075	$14.86	to	$48.77	$34,934	—%	0.75%	to	2.00%	32.92%		to	31.28%
2019	751	$11.18	to	$37.15	$25,129	—%	0.75%	to	2.00%	9.93%		to	27.01%
2018	664	$31.89	to	$29.25	$20,946	—%	1.40%	to	2.00%	0.25%		to	(0.37)%
2017	685	$31.81	to	$29.36	$21,628	—%	1.40%	to	2.00%	33.94%		to	33.15%
T. Rowe Price Health Sciences Portfolio II:
2021	276	$97.27	to	$87.64	$26,785	—%	1.40%	to	2.00%	11.25%		to	10.59%
2020	324	$87.43	to	$79.25	$28,126	—%	1.40%	to	2.00%	27.47%		to	26.72%
2019	384	$68.59	to	$62.54	$26,161	—%	1.40%	to	2.00%	26.85%		to	26.06%
2018	467	$54.07	to	$49.61	$25,079	—%	1.40%	to	2.00%	(0.55)%		to	(1.14)%
2017	524	$54.37	to	$50.18	$28,307	—%	1.40%	to	2.00%	25.54%		to	24.79%

Templeton Global Bond VIP Class 4:
2021	322	$8.87	to	$8.09	$2,782	—%	0.75%	to	2.00%	(5.74)%		to	(6.90)%
2020	332	$9.41	to	$8.69	$3,043	6.85%	0.75%	to	2.00%	(6.09)%		to	(7.26)%
2019	528	$10.02	to	$9.37	$5,136	6.90%	0.75%	to	2.00%	1.11%		to	(0.11)%
2018	468	$9.91	to	$9.38	$4,505	—%	0.75%	to	2.00%	(1.10)%		to	(0.11)%
2017	213	$9.70	to	$9.39	$2,026	—%	1.00%	to	2.00%	(3.10)%		to	(0.32)%

Templeton Growth VIP Class 2:
2021	23			$26.32	$612	1.14%			0.85%				3.95%
2020	24			$25.32	$617	2.93%			0.85%				4.93%
2019	27			$24.13	$661	2.81%			0.85%				14.14%
2018	35			$21.14	$737	2.00%			0.85%				(15.54)%
2017	36			$25.03	$891	1.61%			0.85%				17.46%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

The Merger Fund:
2021	34	$11.74	to	$11.49	$401	—%	0.75%	to	1.40%	0.26%	to	(0.26)%
2020	34	$11.71	to	$11.52	$398	—%	0.75%	to	1.40%	6.65%	to	5.88%
2019	27	$10.98	to	$10.88	$304	1.23%	0.75%	to	1.40%	5.37%	to	4.62%
2018	17	$10.42	to	$10.40	$180	1.19%	0.75%	to	1.40%	4.41%	to	5.58%
2017	1	$10.07	to	$9.85	$6	—%	1.00%	to	1.40%	0.60%	to	1.23%

TOPS Aggressive Growth ETF Portfolio Investor Class:
2021	84	$14.04	to	$13.43	$1,182	0.44%	0.75%	to	2.00%	18.18%	to	16.78%
2020	85	$11.88	to	$11.5	$1,010	1.40%	0.75%	to	2.00%	11.44%	to	10.05%
2019	59	$10.66	to	$10.45	$624	2.32%	0.75%	to	2.00%	23.24%	to	21.65%
2018 (6)	2	$8.65	to	$8.59	$20	1.89%	0.75%	to	2.00%	(13.67)%	to	(14.27)%

TOPS Balanced ETF Portfolio Investor Class:
2021	167	$12.47	to	$11.93	$2,084	0.76%	0.75%	to	2.00%	8.53%	to	7.19%
2020	91	$11.49	to	$11.13	$1,044	1.32%	0.75%	to	2.00%	7.28%	to	6.00%
2019	95	$10.71	to	$10.50	$1,017	2.16%	0.75%	to	2.00%	14.91%	to	13.39%
2018 (6)	3	$9.32	to	$9.26	$26	3.21%	0.75%	to	2.00%	(6.89)%	to	(7.49)%

TOPS Conservative ETF Portfolio Investor Class:
2021	103	$11.91	to	$11.39	$1,216	0.99%	0.75%	to	2.00%	5.40%	to	4.11%
2020	31	$11.30	to	$10.94	$349	1.61%	0.75%	to	2.00%	5.90%	to	4.59%
2019	28	$10.67	to	$10.46	$295	0.04%	0.75%	to	2.00%	10.57%	to	9.19%
2018 (6)	—	$9.65	to	$9.58	$—	—%	0.75%	to	2.00%	(3.50)%	to	(4.20)%

TOPS Growth ETF Portfolio Investor Class:
2021	103	$13.63	to	$13.04	$1,395	0.46%	0.75%	to	2.00%	15.41%	to	14.09%
2020	59	$11.81	to	$11.43	$694	0.61%	0.75%	to	2.00%	10.58%	to	9.06%
2019	98	$10.68	to	$10.48	$1,044	1.49%	0.75%	to	2.00%	20.81%	to	19.36%
2018 (6)	4	$8.84	to	$8.78	$34	1.18%	0.75%	to	2.00%	(11.78)%	to	(12.38)%

TOPS Moderate Growth ETF Portfolio Investor Class:
2021	39	$13.17	to	$12.6	$515	0.83%	0.75%	to	2.00%	11.70%	to	10.43%
2020	27	$11.79	to	$11.41	$323	1.41%	0.75%	to	2.00%	9.47%	to	8.05%
2019	22	$10.77	to	$10.56	$237	1.29%	0.75%	to	2.00%	17.58%	to	16.17%
2018 (6)	1	$9.16	to	$9.09	$11	—%	0.75%	to	2.00%	(8.49)%	to	(9.19)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

VanEck Global Resources Class S:
2021 (19)	407	$10.89	to	$10.72	$4,589	0.31%	0.75%	to	2.00%	17.86%	to	16.40%
2020	445	$9.24	to	$9.21	$4,251	0.73%	0.75%	to	2.00%	17.86%	to	16.43%
2019	484	$7.84	to	$7.91	$3,957	—%	0.75%	to	2.00%	10.73%	to	9.25%
2018	523	$7.08	to	$7.24	$3,896	—%	0.75%	to	2.00%	(28.92)%	to	(29.84)%
2017	550	$10.05	to	$10.32	$5,838	—%	1.00%	to	2.00%	(0.59)%	to	(3.82)%

(*)
We identified immaterial corrections in certain divisions related to the unit fair value corresponding to the low/high expense ratios, investment income ratio and total return corresponding to the low/high expense ratios, which were corrected in 2021.

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest. These ratios are annualized for periods less than one year.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. For purposes of the total return calculation the beginning unit value is typically equal to an investment option with a similar expense structure and if no such similar investment option exists, a beginning unit value of ten would typically be used. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Total returns have not been annualized for periods less than one year. These percentages represent the range of total returns available as of the report date and correspond with the expense ratio lowest to highest.
(4)	Commenced operations April 6, 2017. Investment income ratios have been annualized for the year ended December 31, 2017.
(5)	Commenced operations May 26, 2017. Investment income ratios have been annualized for the year ended December 31, 2017.
(6)	Commenced operations June 11, 2018. Investment income ratios have been annualized for the year ended December 31, 2018.
(7)	Commenced operations June 7, 2019. Investment income ratios have been annualized for the year ended December 31, 2019.
(8)	Commenced operations April 30, 2020. Investment income ratios have been annualized for the year ended December 31, 2020.
(9)	Commenced operations June 8, 2020. Investment income ratios have been annualized for the year ended December 31, 2020.
(10)	Commenced operations April 29, 2021. Investment income ratios have been annualized for the year ended December 31, 2021.
(11)	Commenced operations June 7, 2021. Investment income ratios have been annualized for the year ended December 31, 2021.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2021

(12)	Represented the operations of American Century VP Income & Growth Class I Division until June 7, 2021.
(13)	Represented the operations of American Funds Insurance Series Blue Chip Income and Growth Fund Class 2 Division until June 7, 2021.
(14)	Represented the operations of American Funds Insurance Series Blue Chip Income and Growth Fund Class 4 Division until June 7, 2021.
(15)	Represented the operations of American Funds Insurance Series High-Income Bond Class 2 Division until June 7, 2021.
(16)	Represented the operations of BlackRock Advantage U.S. Total Market Class III Division until June 7, 2021.
(17)	Represented the operations of Invesco Oppenheimer VI Discovery Mid Cap Growth until June 7, 2021.
(18)	Represented the operations of Invesco Oppenheimer V.I. Main Street Small Cap Series II Division until June 7, 2021.
(19)	Represented the operations of VanEck Global Hard Assets Class S Division until June 7, 2021.
7. Subsequent Events

    Separate Account B performed an evaluation of subsequent events through April 6, 2022, and determined no items required recognition or disclosure.

APPENDIX B - Principal Life Insurance Company Financials

Report of Independent Auditors

The Board of Directors and Stockholder of
Principal Life Insurance Company
Opinion

We have audited the consolidated financial statements of Principal Life Insurance Company (the Company), which comprise the consolidated statements of financial position as of December 31, 2021 and 2020, and the related consolidated statements of operations, comprehensive income, stockholder’s equity and cash flows for the years then ended, and the related notes (collectively referred to as the “financial statements”).

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2021 and 2020, and the results of its operations and its cash flows for the years then ended in accordance with accounting principles generally accepted in the United States of America.

Basis for Opinion

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting principles generally accepted in the United States of America, and for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are available to be issued.

Auditor’s Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free of material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•Exercise professional judgment and maintain professional skepticism throughout the audit.
•Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
•Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.
•Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.
•Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.
We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Required Supplementary Information

Accounting principles generally accepted in the United States require that the Claims Development and Claim Duration and Payout information presented as unaudited within the Short-Duration Contracts disclosure on page 53-57 be presented to supplement the financial statements. Such information is the responsibility of management and, although not a part of the financial statements, is required by the Financial Accounting Standards Board who considers it to be an essential part of financial reporting for placing the financial statements in an appropriate operational, economic, or historical context. We have applied certain limited procedures to the required supplementary information in accordance with auditing standards generally accepted in the United States of America, which consisted of inquiries of management about the methods of preparing the information and comparing the information for consistency with management’s responses to our inquiries, the financial statements, and other knowledge we obtained during our audit of the financial statements. We do not express an opinion or provide any assurance on the information because the limited procedures do not provide us with sufficient evidence to express an opinion or provide any assurance.

/s/ Ernst & Young LLP

Des Moines, Iowa
March 10, 2022

Principal Life Insurance Company
Consolidated Statements of Financial Position
	December 31,
	2021	2020
	(in millions)
Assets
Fixed maturities, available-for-sale	$73,896.9	$73,567.6
Fixed maturities, trading	233.3	233.2
Equity securities	508.2	71.2
Mortgage loans (2021 and 2020 include $1,260.1 million and $319.0 million related to consolidated
variable interest entities)	18,908.3	16,506.1
Real estate (2021 and 2020 include $672.0 million and $476.8 million related to consolidated variable
interest entities)	2,060.6	1,796.1
Policy loans	705.0	723.8
Other investments (2021 and 2020 include $0.0 million and $28.5 million measured at fair value under
the fair value option)	2,836.7	2,500.7
Total investments	99,149.0	95,398.7
Cash and cash equivalents (2021 and 2020 include $30.1 million and $13.5 million related to consolidated
variable interest entities)	1,228.6	1,648.5
Accrued investment income	678.4	687.7
Premiums due and other receivables	1,798.1	1,678.5
Deferred acquisition costs	3,749.1	3,398.5
Property and equipment	862.2	810.0
Goodwill	75.1	75.1
Other intangibles	14.4	17.2
Separate account assets	147,529.0	134,135.1
Other assets	264.4	959.5
Total assets	$255,348.3	$238,808.8

Liabilities
Contractholder funds	$42,957.3	$42,473.3
Future policy benefits and claims	40,141.6	40,104.0
Other policyholder funds	1,026.0	1,014.5
Long-term debt	54.0	55.9
Deferred income taxes	2,273.5	2,318.4
Separate account liabilities	147,529.0	134,135.1
Other liabilities (2021 and 2020 include $56.1 million and $20.8 million related to consolidated variable
interest entities)	8,658.2	5,559.1
Total liabilities	242,639.6	225,660.3

Stockholder's equity
Common stock, par value $1.00 per share; 5.0 million shares authorized; 2.5 million shares issued
and outstanding (wholly owned indirectly by Principal Financial Group, Inc.)	2.5	2.5
Additional paid-in capital	6,340.9	6,344.2
Retained earnings	2,976.6	2,799.7
Accumulated other comprehensive income	3,370.9	3,986.9
Total stockholder's equity attributable to Principal Life Insurance Company	12,690.9	13,133.3
Noncontrolling interest	17.8	15.2
Total stockholder's equity	12,708.7	13,148.5
Total liabilities and stockholder's equity	$255,348.3	$238,808.8

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Operations

	For the year ended December 31,
	2021	2020	2019
	(in millions)
Revenues
Premiums and other considerations	$4,714	$5,880.8	$7,473.3
Fees and other revenues	2,679.6	2,353.6	2,396.7
Net investment income	3,633.7	3,324.9	3,293.9
Net realized capital gains (losses) (1)	(18.5)	105.6	(112.2)
Total revenues	11,008.8	11,664.9	13,051.7
Expenses
Benefits, claims and settlement expenses	6,482.6	7,837.5	9,167.5
Dividends to policyholders	94.8	120.2	119.1
Operating expenses	2,744.6	2,479.7	2,502.3
Total expenses	9,322.0	10,437.4	11,788.9
Income before income taxes	1,686.8	1,227.5	1,262.8
Income taxes	233.2	160.1	140.2
Net income	1,453.6	1,067.4	1,122.6
Net income attributable to noncontrolling interest	24.3	19.4	9.7
Net income attributable to Principal Life Insurance Company	$1,429.3	$1,048	$1,112.9

(1) Includes realized and unrealized gains (losses). See Note 5, Investments, for further details.

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Comprehensive Income

	For the year ended December 31,
	2021	2020	2019
	(in millions)
Net income	$1,453.6	$1,067.4	$1,122.6
Other comprehensive income (loss), net:
Net unrealized gains (losses) on available-for-sale securities	(653.1)	1,396.7	2,533.7
Noncredit component of impairment losses on fixed maturities, available-for-sale	—	—	3.0
Net unrealized gains (losses) on derivative instruments	33.6	(35.2)	(14.6)
Net unrecognized postretirement benefit obligation	1.5	4.7	43.1
Other comprehensive income (loss)	(618.0)	1,366.2	2,565.2
Comprehensive income	835.6	2,433.6	3,687.8
Comprehensive income attributable to noncontrolling interest	24.3	19.4	9.7
Comprehensive income attributable to Principal Life Insurance Company	$811.3	$2,414.2	$3,678.1

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Stockholder's Equity

				Accumulated
		Additional		other		Total
	Common	paid-in	Retained	comprehensive	Noncontrolling	stockholder's
	stock	capital	earnings	income	interest	equity
	(in millions)
Balances as of January 1, 2019	$2.5	$6,331.6	$2,441.2	$55.5	$20.4	$8,851.2
Capital distributions to parent	—	(24.2)	—	—	—	(24.2)
Stock-based compensation	—	24.1	(2.3)	—	—	21.8
Dividends to parent	—	—	(1,145.0)	—	—	(1,145.0)
Distributions to noncontrolling interest	—	—	—	—	(14.0)	(14.0)
Contributions from noncontrolling interest	—	—	—	—	7.1	7.1
Effects of implementation of accounting change
related to leases, net	—	—	4.0	—	—	4.0
Net income	—	—	1,112.9	—	9.7	1,122.6
Other comprehensive income	—	—	—	2,565.2	—	2,565.2
Balances as of December 31, 2019	2.5	6,331.5	2,410.8	2,620.7	23.2	11,388.7
Capital distributions to parent	—	(14.1)	—	—	—	(14.1)
Stock-based compensation	—	26.8	(2.4)	—	—	24.4
Dividends to parent	—	—	(650.0)	—	—	(650.0)
Distributions to noncontrolling interest	—	—	—	—	(33.4)	(33.4)
Contributions from noncontrolling interest	—	—	—	—	6.0	6.0
Effects of implementation of accounting change
related to credit losses, net	—	—	(6.7)	—	—	(6.7)
Net income	—	—	1,048.0	—	19.4	1,067.4
Other comprehensive income	—	—	—	1,366.2	—	1,366.2
Balances as of December 31, 2020	2.5	6,344.2	2,799.7	3,986.9	15.2	13,148.5
Capital distributions to parent	—	(16.3)	—	—	—	(16.3)
Stock-based compensation	—	27.6	(2.4)	—	0.1	25.3
Dividends to parent	—	—	(1,250.0)	—	—	(1,250.0)
Distributions to noncontrolling interest	—	—	—	—	(27.5)	(27.5)
Contributions from noncontrolling interest	—	—	—	—	7.4	7.4
Purchase of subsidiary shares from noncontrolling
interest	—	(14.9)	—	—	(1.7)	(16.6)
Net liabilities transferred to affiliate due to change
in benefit plan sponsorship	—	0.3	—	2.0	—	2.3
Net income	—	—	1,429.3	—	24.3	1,453.6
Other comprehensive loss	—	—	—	(618.0)	—	(618.0)
Balances as of December 31, 2021	$2.5	$6,340.9	$2,976.6	$3,370.9	$17.8	$12,708.7

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Cash Flows

	For the year ended December 31,
	2021	2020	2019
	(in millions)
Operating activities
Net income	$1,453.6	$1,067.4	$1,122.6
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized capital (gains) losses	18.5	(105.6)	112.2
Depreciation and amortization expense	149.5	128.6	121.5
Amortization of deferred acquisition costs and contract costs	291.5	394.1	353.3
Additions to deferred acquisition costs and contract costs	(469.4)	(462.6)	(480.1)
Stock-based compensation	25.2	24.9	22.7
(Income) loss from equity method investments, net of dividends received	(54.2)	30.3	(40.6)
Changes in:
Accrued investment income	9.3	(21.2)	(51.0)
Net cash flows for trading securities and equity securities with operating intent	(7.9)	9.3	(58.6)
Premiums due and other receivables	(102.0)	55.8	(113.3)
Contractholder and policyholder liabilities and dividends	1,694.0	1,999.9	3,287.2
Current and deferred income taxes	161.5	423.1	187.1
Real estate acquired through operating activities	(73.7)	(16.5)	(64.7)
Real estate sold through operating activities	1.4	195.4	134.9
Other assets and liabilities	18.8	(218.7)	522.4
Other	428.2	459.3	398.9
Net adjustments	2,090.7	2,896.1	4,331.9
Net cash provided by operating activities	3,544.3	3,963.5	5,454.5
Investing activities
Fixed maturities available-for-sale and equity securities with intent to hold:
Purchases	(15,068.4)	(13,769.2)	(12,781.4)
Sales	1,701.7	1,969.3	1,509.6
Maturities	10,475.1	8,398.4	6,587.1
Mortgage loans acquired or originated	(5,016.8)	(3,006.9)	(3,366.5)
Mortgage loans sold or repaid	2,626.6	2,297.3	2,205.4
Real estate acquired	(281.4)	(230.6)	(127.4)
Real estate sold	133.7	2.3	94.9
Net purchases of property and equipment	(91.9)	(60.8)	(51.3)
Net change in other investments	(148.9)	(293.9)	(237.5)
Net cash used in investing activities	(5,670.3)	(4,694.1)	(6,167.1)
Financing activities
Payments for financing element derivatives	(39.9)	(30.9)	(26.9)
Purchase of subsidiary shares from noncontrolling interest	(16.6)	—	—
Dividends paid to parent	(1,250.0)	(650.0)	(1,145.0)
Distributions to parent	(16.3)	(14.1)	(24.2)
Issuance of long-term debt	—	13.7	12.0
Principal repayments of long-term debt	(1.8)	(65.8)	(32.2)
Investment contract deposits	8,868.3	9,817.3	8,727.6
Investment contract withdrawals	(8,760.5)	(8,786.0)	(7,709.4)
Net increase in banking operation deposits	2,922.9	569.7	623.4
Other	—	0.2	6.0
Net cash provided by financing activities	1,706.1	854.1	431.3
Net increase (decrease) in cash and cash equivalents	(419.9)	123.5	(281.3)
Cash and cash equivalents at beginning of period	1,648.5	1,525.0	1,806.3
Cash and cash equivalents at end of period	$1,228.6	$1,648.5	$1,525

Supplemental information:
Cash paid for interest	$2.2	$2.2	$6.1
Cash paid for (received from) income taxes	46.3	(202.8)	(62.9)

Supplemental disclosure of non-cash activities:
Changes from re-designation of other postretirement employee benefits ("OPEB") plan assets to cover non-retiree benefits:
Increases in equity securities re-designated from funded status of OPEB plan	$548.1	$—	$—
Increases in other investments re-designated from funded status of OPEB plan	117.5	—	—
Decrease in tax receivable re-designated from funded status of OPEB plan	(9.1)	—	—
Decrease in accumulated other comprehensive income ("AOCI") due to reclassifying
excess assets out of funded status of OPEB plan	9.1	—	—
Decrease in other assets due to reclassifying excess assets out of funded status of
OPEB plan	(665.6)	—	—
Assets received in kind for pension risk transfer transactions	109.5	1,325.2	1,225.8
Lease assets established upon adoption of accounting guidance	—	—	102.2
Lease liabilities established upon adoption of accounting guidance	—	—	97.2

See accompanying notes.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2021

1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal Life Insurance Company (“PLIC”) along with its consolidated subsidiaries is a diversified financial services organization offering businesses, individuals and institutional clients a wide range of financial products and services, including retirement and insurance in the U.S. We are a direct wholly owned subsidiary of Principal Financial Services, Inc. (“PFS”), which in turn is a direct wholly owned subsidiary of Principal Financial Group, Inc. (“PFG”).

Basis of Presentation

The accompanying consolidated financial statements include the accounts of PLIC and all other entities in which we directly or indirectly have a controlling financial interest as well as those variable interest entities (“VIEs”) in which we are the primary beneficiary. The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). All significant intercompany accounts and transactions have been eliminated.

Uncertainties, including those associated with the novel coronavirus (“COVID-19”), may impact our business, results of operations, financial condition and liquidity. Our use of estimates and assumptions affect amounts reported and disclosed and includes, but is not limited to, the fair value of investments in the absence of quoted market values, investment impairments and valuation allowances, the fair value of derivatives, deferred acquisition costs (“DAC”) and other actuarial balances, the liability for future policy benefits and claims, the value of other postretirement benefits and accounting for income taxes and the valuation of deferred tax assets. Our estimates and assumptions could change in the future as more information becomes known about the impact of COVID-19. Our results of operations and financial condition may also be impacted by other uncertainties including evolving regulatory, legislative and standard-setter accounting interpretations and guidance.

Certain reclassifications have been made to prior periods relating to the significant components of net deferred income taxes to conform to the current presentation. See Note 11, Income Taxes, under the caption “Net Deferred Income Taxes.”

We evaluated subsequent events through March 10, 2022, which was the date our consolidated financial statements were issued.

Consolidation

We have relationships with various special purpose entities and other legal entities that must be evaluated to determine if the entities meet the criteria of a VIE or a voting interest entity (“VOE”). This assessment is performed by reviewing contractual, ownership and other rights, including involvement of related parties, and requires use of judgment. First, we determine if we hold a variable interest in an entity by assessing if we have the right to receive expected losses and expected residual returns of the entity. If we hold a variable interest, then the entity is assessed to determine if it is a VIE. An entity is a VIE if the equity at risk is not sufficient to support its activities, if the equity holders lack a controlling financial interest or if the entity is structured with non-substantive voting rights. In addition to the previous criteria, if the entity is a limited partnership or similar entity, it is a VIE if the limited partners do not have the power to direct the entity’s most significant activities through substantive kick-out rights or participating rights. A VIE is evaluated to determine the primary beneficiary. The primary beneficiary of a VIE is the enterprise with (1) the power to direct the activities of a VIE that most significantly impact the entity's economic performance and (2) the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE. When we are the primary beneficiary, we are required to consolidate the entity in our financial statements. We reassess our involvement with VIEs on a quarterly basis. For further information about VIEs, refer to Note 4, Variable Interest Entities.

If an entity is not a VIE, it is considered a VOE. VOEs are generally consolidated if we own a greater than 50% voting interest. If we determine our involvement in an entity no longer meets the requirements for consolidation under either the VIE or VOE models, the entity is deconsolidated. Entities in which we have management influence over the operating and financing decisions but are not required to consolidate, other than investments accounted for at fair value under the fair value option, are reported using the equity method.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Recent Accounting Pronouncements

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Standards not yet adopted:
Targeted improvements to the accounting for long-duration insurance contracts
This authoritative guidance updates certain requirements in the accounting for long-duration insurance and annuity contracts.

1.The assumptions used to calculate the liability for future policy benefits on traditional and limited-payment contracts will be reviewed and updated periodically. Cash flow assumptions will be reviewed at least annually and updated when necessary with the impact recognized in net income. Discount rate assumptions are prescribed as the current upper-medium grade (low credit risk) fixed income instrument yield and will be updated quarterly with the impact recognized in other comprehensive income (“OCI”).
2.Market risk benefits, which are contracts or contract features that provide protection to the policyholder from capital market risk and expose us to other-than-nominal capital market risk, are measured at fair value. The periodic change in fair value is recognized in net income with the exception of the periodic change in fair value related to our own nonperformance risk, which is recognized in OCI.
3.DAC and other actuarial balances for all insurance and annuity contracts will be amortized on a constant basis over the expected term of the related contracts.
4.Additional disclosures are required, including disaggregated rollforwards of significant insurance liabilities and other account balances as well as disclosures about significant inputs, judgments, assumptions and methods used in measurement.

The guidance for the liability for future policy benefits for traditional and limited-payment contracts and DAC will be applied on a modified retrospective basis; that is, to contracts in force as of the beginning of the earliest period presented based on their existing carrying amounts. An entity may elect to apply the changes retrospectively. The guidance for market risk benefits will be applied retrospectively. Early adoption is permitted.
January 1, 2023
Our implementation and evaluation process to date includes, but is not limited to the following:

•identifying and documenting contracts and contract features in scope of the guidance;
•identifying the actuarial models, systems and processes to be updated;
•evaluating and selecting our systems solutions for implementing the new guidance;
•building models and evaluating preliminary output as models are developed;
•evaluating and finalizing our key accounting policies;
•assessing the impact to our chart of accounts;
•developing format and content of new disclosures;
•conducting financial dry runs using model output and updated chart of accounts;
•evaluating transition requirements and impacts and
•establishing and documenting appropriate internal controls.

This guidance will significantly change how we account for many of our insurance and annuity products. As we progress through our implementation, we will be able to better assess the impact to our consolidated financial statements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Standards adopted:
Simplifying the accounting for income taxes
This authoritative guidance simplifies the accounting for income taxes by removing certain exceptions, including exceptions related to the incremental approach for intraperiod tax allocation, calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. Also, the guidance clarifies the accounting for franchise taxes, transactions that result in a step-up in the tax basis of goodwill and enacted changes in tax laws or rates. It specifies that an entity is not required to allocate the consolidated amount of current and deferred tax expense to a legal entity that is not subject to tax in its separate financial statements, although an entity may elect to do so. The guidance will be applied based on varying transition methods defined by amendment. Early adoption is permitted.
	January 1, 2021	This guidance did not have a material impact on our consolidated financial statements.
Facilitation of the effects of reference rate reform on financial reporting
This authoritative guidance provides optional expedients and exceptions for contracts and hedging relationships affected by reference rate reform. An entity may elect not to apply certain modification accounting requirements to contracts affected by reference rate reform and instead account for the modified contract as a continuation of the existing contract. Also, an entity may apply optional expedients to continue hedge accounting for hedging relationships in which the critical terms change due to reference rate reform. This guidance eases the financial reporting impacts of reference rate reform on contracts and hedging relationships and is effective until December 31, 2022.
	March 12, 2020	We adopted the guidance upon issuance prospectively and elected the applicable optional expedients and exceptions for contracts and hedging relationships impacted by reference rate reform through December 31, 2022. The guidance did not have an impact on our consolidated financial statements upon adoption.
Goodwill impairment testing
This authoritative guidance simplifies how an entity is required to test goodwill for impairment by eliminating Step 2 (which measures a goodwill impairment loss by comparing the implied fair value of a reporting unit’s goodwill to the carrying amount of that goodwill) from the goodwill impairment test. A goodwill impairment loss will be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. Entities will continue to have the option to perform a qualitative assessment to determine if a quantitative impairment test is necessary.
January 1, 2020
This guidance reduces complexity and costs associated with performing a Step 2 test, should one be needed in the future. This guidance did not have a material impact on our consolidated financial statements at adoption.

Credit losses
This authoritative guidance requires entities to use a current expected credit loss (“CECL”) model to measure impairment for most financial assets that are not recorded at fair value through net income. Under the CECL model, an entity will estimate lifetime expected credit losses considering available relevant information about historical events, current conditions and reasonable and supportable forecasts. The CECL model does not apply to available-for-sale debt securities; however, the credit loss calculation and subsequent recoveries for available-for-sale securities are required to be recorded through an allowance. This guidance also expands the required credit loss disclosures.

January 1, 2020
We adopted the guidance using the modified retrospective approach. A cumulative effect adjustment of $6.7 million was recorded as a decrease to retained earnings. We recorded an offsetting increase in the allowance for credit loss for mortgage loans, reinsurance recoverables and commitments and a decrease for deferred tax impacts. See Note 5, Investments, for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Implementation costs in a cloud computing arrangement that is a service contract
This authoritative guidance aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. This guidance can be applied either retrospectively or prospectively and early adoption is permitted.
	January 1, 2019	The effective date of the guidance was January 1, 2020; however, we elected to early-adopt this guidance on a prospective basis, effective January 1, 2019. This guidance did not have a material impact on our consolidated financial statements.
Nonemployee share-based payment accounting
This authoritative guidance simplifies the accounting for share-based payments to nonemployees by generally aligning it with the accounting for share-based payments to employees. Under the guidance, the measurement of equity-classified nonemployee awards will be fixed at the grant date, where previously the measurement was fixed at performance completion date. The guidance will be applied to equity-classified nonemployee awards for which a measurement date has not been established as of the date of adoption.
	January 1, 2019	This guidance did not have a material impact on our consolidated financial statements.
Leases
This authoritative guidance requires lessee recognition of lease assets and lease liabilities on the consolidated statements of financial position. The concept of an operating lease, where the lease assets and liabilities are not reported on the consolidated statements of financial position, is eliminated under the new guidance. For lessors, the guidance modifies lease classification criteria and accounting for certain types of leases. Other key aspects of the guidance relate to the removal of the current real estate-specific guidance and new presentation and disclosure requirements. Lessees and lessors are required to recognize and measure leases using a modified retrospective approach, which includes certain optional practical expedients that may be elected. We elected the alternative transition method, which allows entities to initially apply the new standard at the adoption date and recognize a cumulative effect adjustment to the opening balance of retained earnings in the period of adoption.
	January 1, 2019	We adopted the guidance using the modified retrospective approach. A cumulative effect adjustment of $4.0 million was recorded as an increase to retained earnings. See Note 13, Contingencies, Guarantees, Indemnifications and Leases, for further details.
Targeted improvements to accounting for hedging activities
This authoritative guidance updated certain recognition and measurement requirements for hedge accounting. The objective of the guidance is to more closely align the economics of a company’s risk management activities in its financial results and reduce the complexity of applying hedge accounting. The updates included the expansion of hedging strategies that are eligible for hedge accounting, elimination of the separate measurement and reporting of hedge ineffectiveness, presentation of the changes in the fair value of the hedging instrument in the same consolidated statement of operations line as the earnings effect of the hedged item and simplification of hedge effectiveness assessments. This guidance also included new disclosures.
	January 1, 2019	This guidance did not have a material impact on our consolidated financial statements. See Note 6, Derivative Financial Instruments, for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Premium amortization on purchased callable debt securities
This authoritative guidance applies to entities that hold certain non-contingently callable debt securities, where the amortized cost basis is at a premium to the price repayable by the issuer at the earliest call date. Under the guidance the premium will be amortized to the first call date.
	January 1, 2019	This guidance did not have a material impact on our consolidated financial statements.

When we adopt new accounting standards, we have a process in place to perform a thorough review of the pronouncement, identify the financial statement and system impacts and create an implementation plan among our impacted business units to ensure we are compliant with the pronouncement on the date of adoption. This includes having effective processes and controls in place to support the reported amounts. Each of the standards listed above is in varying stages in our implementation process based on its issuance and adoption dates. We are on track to implement guidance by the respective effective dates.

Use of Estimates in the Preparation of Financial Statements

    The preparation of our consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the consolidated financial statements and accompanying notes. The most critical estimates include those used in determining:

•the fair value of investments in the absence of quoted market values;
•investment impairments and valuation allowances;
•the fair value of and accounting for derivatives;
•the DAC and other actuarial balances where the amortization is based on estimated gross profits (“EGPs”);
•the liability for future policy benefits and claims;
•the value of our other postretirement benefit obligation and
•accounting for income taxes and the valuation of deferred tax assets.

A description of such critical estimates is incorporated within the discussion of the related accounting policies that follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Actual results could differ from these estimates.

Closed Block

    We operate a closed block (“Closed Block”) for the benefit of individual participating dividend-paying policies in force at the time of the 1998 mutual insurance holding company (“MIHC”) formation. See Note 7, Closed Block, for further details.

Cash and Cash Equivalents

    Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.

Investments

Fixed maturities include bonds, asset-backed securities (“ABS”), redeemable preferred stock and certain non-redeemable preferred securities. Equity securities include mutual funds, common stock and non-redeemable preferred stock. We classify fixed maturities as either available-for-sale or trading at the time of the purchase and, accordingly, carry them at fair value. Equity securities are also carried at fair value. See Note 15, Fair Value Measurements, for methodologies related to the determination of fair value. Unrealized gains and losses related to fixed maturities, available-for-sale, excluding those in fair value hedging relationships, are reflected in stockholder’s equity, net of adjustments associated with DAC and related actuarial balances, derivatives in cash flow hedge relationships and applicable income taxes. Mark-to-market adjustments on fixed maturities, trading are reflected in net realized capital gains (losses). Unrealized gains and losses related to hedged portions of fixed maturities, available-for-sale in fair value hedging relationships are reflected in net investment income. Mark-to-market adjustments related to certain securities carried at fair value with an investment objective to realize economic value through mark-to-market changes are reflected in net investment income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

The amortized cost of fixed maturities includes cost adjusted for amortization of premiums and discounts, computed using the interest method. The amortized cost of fixed maturities, available-for-sale is adjusted for changes in fair value of the hedged portions of securities in fair value hedging relationships and excludes accrued interest receivable. Accrued interest receivable is reported in accrued investment income on the consolidated statements of financial position. Beginning in 2020, fixed maturities, available-for-sale are subject to an allowance for credit loss and changes in the allowance are reported in net income as a component of net realized capital gains (losses). Prior to 2020, the amortized cost of fixed maturities classified as available-for-sale was adjusted for declines in value that were other than temporary. Prior to 2020, impairments in value deemed to be other than temporary were primarily reported in net income as a component of net realized capital gains (losses), with noncredit impairment losses for certain fixed maturities, available-for-sale reported in OCI. Interest income, as well as prepayment fees and the amortization of the related premium or discount, is reported in net investment income. For loan-backed and structured securities, we recognize income using a constant effective yield based on currently anticipated cash flows.

Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method and net of valuation allowances. Amortized cost excludes accrued interest receivable. Interest income is accrued on the principal amount of the loan based on the loan’s contractual interest rate. Interest income, as well as prepayment of fees and the amortization of the related premium or discount, is reported in net investment income on the consolidated statements of operations. Accrued interest receivable is reported in accrued investment income on the consolidated statements of financial position. Any changes in the loan valuation allowances are reported in net realized capital gains (losses) on the consolidated statements of operations. See Note 5, Investments, for further details of our valuation allowance.

Our commercial and residential mortgage loan portfolios can include loans that have been modified. We assess loan modifications on a case-by-case basis to evaluate whether a troubled debt restructuring (“TDR”) has occurred. In response to COVID-19, the Coronavirus Aid, Relief and Economic Security Act, which was subsequently amended by the Consolidated Appropriations Act, 2021, (collectively the “CARES Act”) provides a temporary suspension of TDR accounting for certain COVID-19 related loan modifications where the loan was not more than 30 days past due as of December 31, 2019. We elected the TDR relief in the CARES Act beginning in the second quarter of 2020. The CARES Act TDR relief does not apply to modifications completed subsequent to the earlier of 60 days after the national emergency related to COVID-19 ends, or January 1, 2022. In addition, the Interagency Statement on Loan Modifications and Reporting for Financial Institutions Working with Customers Affected by the Coronavirus (As Revised on April 7, 2020) (“Interagency Statement”) provides additional guidance to determine if a short-term COVID-19 related loan modification is a TDR. We consider the CARES Act and the Interagency Statement when assessing loan modifications to determine whether a TDR has occurred. See Note 5, Investments, under the caption “Mortgage Loan Modifications” for further details.

Real estate investments are reported at cost less accumulated depreciation. The initial cost bases of properties acquired through loan foreclosures are the lower of the fair market values of the properties at the time of foreclosure or the outstanding loan balance. Buildings and land improvements are generally depreciated on the straight-line method over the estimated useful life of improvements and tenant improvement costs are depreciated on the straight-line method over the term of the related lease. We recognize impairment losses for properties when indicators of impairment are present and a property's expected undiscounted cash flows are not sufficient to recover the property's carrying value. In such cases, the cost basis of the property is reduced to fair value. Real estate expected to be disposed is carried at the lower of cost or fair value, less cost to sell, with valuation allowances established accordingly and depreciation no longer recognized. The carrying amount of real estate held for sale was $74.2 million and $1.2 million as of December 31, 2021 and 2020, respectively. Any impairment losses and any changes in valuation allowances are reported in net income.

Net realized capital gains and losses on sales of investments are determined on the basis of specific identification. In general, in addition to realized capital gains and losses on investment sales and periodic settlements on derivatives not designated as hedges, we report gains and losses related to the following in net realized capital gains (losses) on the consolidated statements of operations: mark-to-market adjustments on equity securities, mark-to-market adjustments on fixed maturities, trading, mark-to-market adjustments on certain investment funds, mark-to-market adjustments on derivatives not designated as hedges, cash flow hedge gains (losses) when the hedged item impacts realized capital gains (losses), changes in the valuation allowance for fixed maturities, available-for-sale and certain financing receivables, impairments of real estate held for investment, impairments of equity method investments and, prior to 2020, other-than-temporary impairments of securities and subsequent realized recoveries. Investment gains and losses on sales of certain real estate held for sale due to investment strategy and mark-to-market adjustments on certain securities carried at fair value with an investment objective to realize economic value through mark-to-market changes are reported as net investment income and are excluded from net realized capital gains (losses).

    Policy loans and certain other investments are reported at cost. Interests in unconsolidated entities, joint ventures and partnerships are generally accounted for using the equity method. We have other investments reported at fair value or for which the fair value option has been elected in prior periods. See Note 15, Fair Value Measurements, for detail on these investments.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Derivatives

Overview

    Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices or the values of securities. Derivatives generally used by us include swaps, options, futures and forwards. Derivative positions are either assets or liabilities in the consolidated statements of financial position and are measured at fair value, generally by obtaining quoted market prices or through the use of pricing models. See Note 15, Fair Value Measurements, for policies related to the determination of fair value. Fair values can be affected by changes in interest rates, foreign exchange rates, financial indices, values of securities, credit spreads, and market volatility and liquidity.

Accounting and Financial Statement Presentation

    We designate derivatives as either:

(a)    a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, including those denominated in a foreign currency (“fair value hedge”);
(b)    a hedge of a forecasted transaction or the exposure to variability of cash flows to be received or paid related to a recognized asset or liability, including those denominated in a foreign currency (“cash flow hedge”) or
(c)    a derivative not designated as a hedging instrument.

    Our accounting for the ongoing changes in fair value of a derivative depends on the intended use of the derivative and the designation, as described above, and is determined when the derivative contract is entered into or at the time of redesignation. Hedge accounting is used for derivatives that are specifically designated in advance as hedges and that reduce our exposure to an indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. Cash flows associated with derivatives are included within operating and financing activities in the consolidated statements of cash flows.

Fair Value Hedges. When a derivative is designated as a fair value hedge and is determined to be highly effective, changes in its fair value, along with changes in the fair value of the hedged asset, liability or firm commitment attributable to the hedged risk, are reported in the same consolidated statements of operations line item that is used to report the earnings effect of the hedged item. For fair value hedges of fixed maturities, available-for-sale, these changes in fair value are reported in net investment income. A fair value hedge determined to be highly effective may still result in a mismatch between the change in the fair value of the hedging instrument and the change in the fair value of the hedged item attributable to the hedged risk. Certain fair value hedges use the last-of-layer method to hedge a designated amount (the "last layer") within a closed portfolio of prepayable assets that is expected to remain outstanding for the length of the hedging relationship and is not expected to be impacted by prepayments, defaults or other factors that affect the timing and amount of cash flows. Prepayment risk is excluded when measuring the change in fair value attributable to the hedged risk under the last-of-layer method.

    Cash Flow Hedges. When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded as a component of OCI. At the time the variability of cash flows being hedged impacts net income, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in net income.

    Non-Hedge Derivatives. If a derivative does not qualify or is not designated for hedge accounting, all changes in fair value are reported in net income without considering the changes in the fair value of the economically associated assets or liabilities.

    Hedge Documentation and Effectiveness Testing. At inception, we formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. This process includes associating all derivatives designated as fair value or cash flow hedges with specific assets or liabilities on the consolidated statements of financial position or with specific firm commitments or forecasted transactions. Documentation of fair value hedges that use the last-of-layer method supports the expectation that the hedged last layer amount is anticipated to be outstanding at the end of the hedging relationship and includes expectations of prepayments, defaults or other factors that affect the timing and amount of cash flows. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a hedge is determined to be highly effective, the hedge may still result in a mismatch between the change in the fair value of the hedging instrument and the change in the fair value of the hedged item attributable to the hedged risk.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

    We use qualitative and quantitative methods to assess hedge effectiveness. Qualitative methods may include monitoring changes to terms and conditions and counterparty credit ratings. Quantitative methods may include statistical tests including regression analysis and minimum variance and dollar offset techniques. For last-of-layer method hedges, the assessment of hedge effectiveness includes confirming we expect the hedged last layer amount to be outstanding at the end of the hedging relationship.

    Termination of Hedge Accounting. We prospectively discontinue hedge accounting when (1) the criteria to qualify for hedge accounting is no longer met, e.g., a derivative is determined to no longer be highly effective in offsetting the change in fair value or cash flows of a hedged item; (2) the derivative expires, is sold, terminated or exercised or (3) we remove the designation of the derivative being the hedging instrument for a fair value or cash flow hedge.

    If it is determined that a derivative no longer qualifies as an effective hedge, the derivative will continue to be carried on the consolidated statements of financial position at its fair value, with changes in fair value recognized prospectively in net realized capital gains (losses). The asset or liability under a fair value hedge will no longer be adjusted for changes in fair value pursuant to hedging rules and the existing basis adjustment is amortized to the consolidated statements of operations line associated with the asset or liability. If a last-of-layer method hedging relationship is discontinued, the outstanding basis adjustment is allocated to the individual assets in the closed portfolio and those amounts are amortized consistent with the amortization of other discounts or premiums associated with those assets.

The component of AOCI related to discontinued cash flow hedges that are no longer highly effective is amortized to the consolidated statements of operations consistent with the net income impacts of the original hedged cash flows. If a cash flow hedge is discontinued because it is probable the hedged forecasted transaction will not occur, the deferred gain or loss is immediately reclassified from AOCI into net income.

    Embedded Derivatives. We purchase and issue certain financial instruments and products that contain a derivative that is embedded in the financial instrument or product. We assess whether this embedded derivative is clearly and closely related to the asset or liability that serves as its host contract. If we deem that the embedded derivative's terms are not clearly and closely related to the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the derivative is bifurcated from that contract and held at fair value on the consolidated statements of financial position, with changes in fair value reported in net income.

Contractholder and Policyholder Liabilities

    Contractholder and policyholder liabilities (contractholder funds, future policy benefits and claims and other policyholder funds) include reserves for investment contracts, individual and group annuities that provide periodic income payments, universal life insurance, variable universal life insurance, indexed universal life insurance, term life insurance, participating traditional individual life insurance, group dental and vision insurance, group critical illness, group accident, group short-term and long-term disability insurance, group life insurance, individual disability insurance and long-term care insurance. It also includes a provision for dividends on participating policies.

    Investment contracts are contractholders' funds on deposit with us and generally include reserves for pension and annuity contracts. Reserves on investment contracts are equal to the cumulative deposits less any applicable charges and withdrawals plus credited interest. Reserves for universal life, variable universal life and indexed universal life insurance contracts are equal to cumulative deposits less charges plus credited interest, which represents the account balances that accrue to the benefit of the policyholders.

We hold additional reserves on certain long-duration contracts where benefit features result in gains in early years followed by losses in later years; universal life, variable universal life and indexed universal life insurance contracts that contain no lapse guarantee features; and annuities with guaranteed minimum death benefits.

    Reserves for individual and group annuities that provide periodic income payments, nonparticipating term life insurance and disability income contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally varies by plan, year of issue and policy duration. Investment yield is based on our experience. Mortality, morbidity and withdrawal rate assumptions are based on our experience and are periodically reviewed against both industry standards and experience. For long-duration insurance contracts, significant changes in experience or assumptions may require us to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves may also be established for short-duration contracts to provide for expected future losses.

    Reserves for participating life insurance contracts are based on the net level premium reserve for death and endowment policy benefits. This net level premium reserve is calculated based on dividend fund interest rates and mortality rates guaranteed in calculating the cash surrender values described in the contract.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

    Participating business represented approximately 4%, 5% and 6% of our life insurance in force and 18%, 20% and 23% of the number of life insurance policies in force as of December 31, 2021, 2020 and 2019, respectively. Participating business represented approximately 26%, 30% and 31% of life insurance premiums for the years ended December 31, 2021, 2020 and 2019, respectively. The amount of dividends to policyholders is declared annually by our Board of Directors. The amount of dividends to be paid to policyholders is determined after consideration of several factors including interest, mortality, morbidity and other expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by us. At the end of the reporting period, we establish a dividend liability for the pro rata portion of the dividends expected to be paid on or before the next policy anniversary date.

    Some of our policies and contracts require payment of fees or other policyholder assessments in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue liabilities upon receipt and included in other policyholder funds in the consolidated statements of financial position. These unearned revenue reserves are amortized to net income over the estimated lives of these policies and contracts in relation to the emergence of EGPs.

Short-Duration Contracts

    We include the following group products in our short-duration insurance contracts disclosures: long-term disability (“LTD”), group life waiver, dental, vision, short-term disability (“STD”), critical illness, accident and group life.

Future policy benefits and claims include reserves for group life and disability insurance that provide periodic income payments. These reserves are computed using assumptions of mortality, morbidity and investment performance. These assumptions are based on our experience, industry results, emerging trends and future expectations. Future policy benefits and claims also include reserves for incurred but unreported group disability, dental, vision, critical illness, accident and life insurance claims. We recognize claims costs in the period the service was provided to our policyholders. However, claims costs incurred in a particular period are not known with certainty until after we receive, process and pay the claims. We determine the amount of this liability using actuarial methods based on historical claim payment patterns as well as emerging cost trends, where applicable, to determine our estimate of claim liabilities.

    We have defined claim frequency as follows for each short-duration product:

•LTD: Claim frequency is based on submitted reserve claim counts.
•Group Life Waiver: Claim frequency is based on submitted reserve claim counts, consistent with LTD.
•Dental and Vision: Claim frequency is based on the claim form, which may include one or more procedures.
•STD, Critical Illness and Accident: Claim frequency is based on submitted claims.
•Group Life: Claim frequency is based on submitted life claims (lives, not coverages).

We did not make any significant changes to our methodologies or assumptions used to calculate the liability for unpaid claims for short-duration contracts during 2021.
Liability for Unpaid Claims

    The liability for unpaid claims for both long-duration and short-duration contracts is an estimate of the ultimate net cost of reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, we believe the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in net income. Our liability for unpaid claims does not include any allocated claim adjustment expenses.

We incur claim adjustment expenses for both long-duration and short-duration contracts that cannot be allocated to a specific claim. Our claim adjustment expense liability is estimated using actuarial analyses based on historical trends of expenses and expected claim runout patterns.

See Note 9, Insurance Liabilities, under the caption “Liability for Unpaid Claims” for further details.

Recognition of Premiums and Other Considerations, Fees and Other Revenues and Benefits

    Products with fixed and guaranteed premiums and benefits consist principally of whole life and term life insurance policies and individual disability income. Premiums from these products are recognized as premium revenue when due. Related policy benefits and expenses for individual life products are associated with earned premiums and result in the recognition of profits over the expected term of the policies and contracts.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

    Immediate annuities with life contingencies include products with fixed and guaranteed annuity considerations and benefits and consist principally of group and individual single premium annuities with life contingencies. Annuity considerations from these products are recognized as premium revenue. However, the collection of these annuity considerations does not represent the completion of the earnings process, as we establish annuity reserves using estimates for mortality and investment assumptions, which include provision for adverse deviation as required by U.S. GAAP. We anticipate profits to emerge over the life of the annuity products as we earn investment income, pay benefits and release reserves.

    Group life, dental, vision, critical illness, accident and disability premiums are generally recorded as premium revenue over the term of the coverage. Certain group contracts contain experience premium refund provisions based on a pre-defined formula that reflects their claim experience. Experience premium refunds reduce revenue over the term of the coverage and are adjusted to reflect current experience. Related policy benefits and expenses are associated with earned premiums and result in the recognition of profits over the term of the policies and contracts. Fees for contracts providing claim processing or other administrative services are recorded as revenue over the period the service is provided.

    Universal life-type policies are insurance contracts with terms that are not fixed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for universal life-type insurance contracts consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values and investment income. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

    Investment contracts do not subject us to significant risks arising from policyholder mortality or morbidity and consist primarily of guaranteed investment contracts (“GICs”), funding agreements and certain deferred annuities. Amounts received as payments for investment contracts are established as investment contract liability balances and are not reported as premium revenues. Revenues for investment contracts consist of investment income and policy administration charges. Investment contract benefits that are charged to expense include benefit claims incurred in the period in excess of related investment contract liability balances and interest credited to investment contract liability balances.

    Fees and other revenues are earned for administrative services performed including recordkeeping, trust and custody and reporting services for retirement savings plans, insurance companies, endowments and other financial institutions and other products. Fees and other revenues received for performance of administrative services are recognized as revenue when earned, typically when the service is performed.

Deferred Acquisition Costs

Incremental direct costs of contract acquisition as well as certain costs directly related to acquisition activities (underwriting, policy issuance and processing, medical and inspection and sales force contract selling) for the successful acquisition of new and renewal insurance policies and investment contract business are capitalized to the extent recoverable. Commissions and other incremental direct costs for the acquisition of long-term service contracts are also capitalized to the extent recoverable. Maintenance costs and acquisition costs that are not deferrable are charged to net income as incurred.

DAC for universal life-type insurance contracts and certain investment contracts are amortized over the expected lifetime of the contracts in relation to EGPs or, in certain circumstances, estimated gross revenues (“EGR”). This amortization is adjusted in the current period when EGPs or EGRs are revised. EGRs include similar assumptions as the revenue component of EGPs and the changes of future estimates and reflection of actual experience and market conditions is done in the same manner as EGPs.

For individual variable universal life insurance, individual variable annuities and group annuities that have separate account U.S. equity investment options, we utilize a mean reversion methodology (reversion to the mean assumption), a common industry practice, to determine the future domestic equity market growth rate assumption used for the calculation of EGPs.

DAC for participating life insurance policies are amortized in proportion to estimated gross margins (“EGM”) rather than EGPs. EGMs include similar assumption items as EGPs. We stopped selling participating business in the early 2000s. Some products allow for underwritten death benefit increases and cost of living adjustments, resulting in a small amount of new DAC each year, and the amortization schedules are modified as appropriate.

DAC for non-participating term life insurance and individual disability policies are amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policyholder liabilities. Once these assumptions are made for a given policy or group of policies, they will not be changed over the life of the policy unless a loss recognition event occurs.

DAC on insurance policies and investment contracts are subject to recoverability testing at the time of policy issue and loss recognition testing on an annual basis, or when an event occurs that may warrant loss recognition. If loss recognition or impairment is necessary, DAC would be written off to the extent it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

DAC on short-duration group benefits policies are amortized over the estimated term of the underlying contracts.

Deferred Acquisition Costs on Internal Replacements

All insurance and investment contract modifications and replacements are reviewed to determine if the internal replacement results in a substantially changed contract. If so, the acquisition costs, sales inducements and unearned revenue associated with the new contract are deferred and amortized over the lifetime of the new contract. In addition, the existing DAC, sales inducement costs and unearned revenue balances associated with the replaced contract are written off. If an internal replacement results in a substantially unchanged contract, the acquisition costs, sales inducements and unearned revenue associated with the new contract are immediately recognized in the period incurred. In addition, the existing DAC, sales inducement costs or unearned revenue balance associated with the replaced contract is not written off, but instead is carried over to the new contract.

Long-Term Debt

    Long-term debt includes notes payable, nonrecourse mortgages and other debt with a maturity date greater than one year at the date of issuance. Current maturities of long-term debt are classified as long-term debt in our consolidated statements of financial position. Long-term debt is primarily recorded at the unpaid principal balance, net of unamortized discount, premium and issuance costs.

Reinsurance

We enter into reinsurance agreements with other companies in the normal course of business in order to limit losses and minimize exposure to significant risks. Assets and liabilities related to reinsurance ceded are reported on a gross basis. Premiums and expenses are reported net of reinsurance ceded. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. We are contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed. As of December 31, 2021 and 2020, we had $1,186.4 million and $1,094.9 million of net ceded reinsurance recoverables, respectively, which does not reflect potentially offsetting impacts of collateral. The reinsurance recoverable is recognized in premiums due and other receivables on the consolidated statements of financial position. As of December 31, 2021 and 2020, $578.0 million, or 95%, and $506.3 million, or 97%, were with our five largest ceded reinsurers, respectively.

    The effects of reinsurance on premiums and other considerations and policy and contract benefits were as follows:

	For the year ended December 31,
	2021	2020	2019
	(in millions)
Premiums and other considerations:
Direct	$5,364	$6,489.9	$8,035.7
Ceded	(650.0)	(609.1)	(562.4)
Net premiums and other considerations	$4,714	$5,880.8	$7,473.3

Benefits, claims and settlement expenses:
Direct	$7,147.6	$8,362.2	$9,743.9
Ceded	(665.0)	(524.7)	(576.4)
Net benefits, claims and settlement expenses	$6,482.6	$7,837.5	$9,167.5

Separate Accounts

The separate accounts are legally segregated and are not subject to the claims that arise out of any of our other business. The client, rather than us, directs the investments and bears the investment risk of these funds. The separate account assets represent the fair value of funds that are separately administered by us for contracts with equity, real estate and fixed income investments and are presented as a summary total within the consolidated statements of financial position. An equivalent amount is reported as separate account liabilities, which represent the obligation to return the monies to the client. We receive fees for mortality, withdrawal and expense risks, as well as administrative, maintenance and investment advisory services that are included in the consolidated statements of operations. Net deposits, net investment income and realized and unrealized capital gains and losses of the separate accounts are not reflected in the consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

As of December 31, 2021 and 2020, the separate accounts included a separate account valued at $95.1 million and $80.4 million, respectively, which primarily included shares of PFG common stock that were allocated and issued to eligible participants of qualified employee benefit plans administered by us as part of the policy credits issued under Principal Mutual Holding Company’s 2001 demutualization. In the consolidated statements of financial position, the separate account shares are recorded at fair value and are reported as separate account assets with a corresponding separate account liability. Changes in fair value of the separate account shares are reflected in both the separate account assets and separate account liabilities and do not impact our results of operations.

Income Taxes

    Our ultimate parent, PFG, files a U.S. consolidated income tax return that includes us and all of our qualifying subsidiaries. In addition, PFG files income tax returns in all states and foreign jurisdictions in which it conducts business. PFG allocates income tax expenses and benefits to companies in the group generally based upon pro rata contribution of taxable income or operating losses. We are taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to net income based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are provided for the tax effect of temporary differences in the financial reporting and income tax bases of assets and liabilities, net operating loss carryforwards and tax credit carryforwards using enacted income tax rates and laws. The effect on deferred income tax assets and deferred income tax liabilities of a change in tax rates is recognized in net income in the period in which the change is enacted. Subsequent to a change in tax rates and laws, any stranded tax effects remaining in AOCI will be released only if an entire portfolio is liquidated, sold or extinguished.

2. Related Party Transactions

Expense Reimbursements

We have entered into various related party transactions with our ultimate parent and its other affiliates. During the years ended December 31, 2021, 2020 and 2019, we received $647.2 million, $568.1 million and $607.1 million, respectively, of expense reimbursements from affiliated entities.

Cash Advance Agreement

We and our direct parent, PFS, are parties to a cash advance agreement, which allows us, collectively, to pool our available cash with other affiliates in order to more efficiently and effectively invest our cash. The cash advance agreement allows (i) us to advance cash to PFS in aggregate principal amounts not to exceed $1.0 billion, with such advanced amounts earning interest at the daily 30-day LIBOR rate (the “Internal Crediting Rate”); and (ii) PFS to advance cash to us in aggregate principal amounts not to exceed $1.0 billion, with such advance amounts paying interest at the Internal Crediting Rate plus 10 basis points to reimburse PFS for the costs incurred in maintaining short-term investing and borrowing programs. Under this cash advance agreement, we had a payable to PFS of $75.1 million and $56.4 million as of December 31, 2021 and 2020, respectively, and earned interest of $0.1 million, $0.0 million and $4.3 million during 2021, 2020 and 2019, respectively.

Reinsurance

We and an affiliated entity, Principal National Life Insurance Company, are parties to a reinsurance agreement to reinsure certain life insurance business. Under this agreement, we had an assumed reinsurance liability of $5,098.9 million and $4,523.5 million as of December 31, 2021 and 2020, respectively. In addition, we recognized premiums and other fees of $809.3 million, $749.3 million and $672.3 million for the years ended December 31, 2021, 2020 and 2019, respectively, associated with this agreement. Furthermore, we recognized expenses of $1,088.9 million, $1,038.9 million and $869.1 million for the years ended December 31, 2021, 2020 and 2019, respectively, associated with this agreement.

Notes Receivable

As of December 31, 2021, we had the following notes receivable from PFS related to the sale of interests in subsidiaries (1) a 10-year note with a par amount of $156.0 million, which bears interest at 2.87% with semi-annual principal and interest payments due in February and August each year and (2) a 10-year note with a par amount of $300.0 million, which bears interest at 2.885% with semi-annual principal and interest payments due in May and November each year. The carrying amount of the notes is included in premiums due and other receivables on the consolidated statements of financial position. We recorded interest income on these notes of $7.2 million, $8.5 million and $9.8 million for the years ended December 31, 2021, 2020 and 2019, respectively. Our ultimate parent, PFG, is a guarantor of the notes.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Distribution of Affiliated Products

We receive commission fees, distribution fees and service fees from Principal Securities, Inc. and Principal Global Investors, LLC (“PGI LLC”). Furthermore, we receive management and administrative fees for investments our products sold in the Principal Mutual Funds and Principal Variable Contracts. Fees and other revenues were $471.2 million, $395.8 million and $392.7 million for the years ended December 31, 2021, 2020 and 2019, respectively. In addition, we pay commission expense to affiliated registered representatives within Principal Securities, Inc. to sell proprietary products. Commission expense was $95.7 million, $80.4 million and $88.7 million for the years ended December 31, 2021, 2020 and 2019, respectively.

Benefit Plans

Effective January 2021, PFG became the sponsor of the Long-Term Care Assistance Plan for both employees and individual field agents. Prior to January 2021, we were the sponsor of this plan. In connection with the change in sponsorship, we transferred a $2.9 million benefit liability for the underfunded status of the plan to PFG. See Note 12, Employee and Agent Benefits, for further details.

PFG is the sponsor of the qualified defined contribution plans for both employees and individual field agents. We were allocated plan expenses from PFG of $36.5 million, $33.1 million and $32.9 million during 2021, 2020 and 2019, respectively.

PFG is also the sponsor of the nonqualified deferred compensation plans for select employees and individual field agents. We were allocated plan expenses from PFG of $2.1 million, $1.8 million and $1.9 million during 2021, 2020 and 2019, respectively.

PFG is the sponsor of the defined benefit pension plans for both employees and individual field agents. We were allocated $58.6 million, $51.0 million and $46.7 million of pension expense from PFG during 2021, 2020 and 2019, respectively.

Other Agreements

PGI LLC provides asset management services for us. We recognized $114.9 million, $101.1 million and $100.1 million of asset management fee expense for the years ended December 31, 2021, 2020 and 2019, respectively.

Pursuant to certain regulatory requirements or otherwise in the ordinary course of business, we guarantee certain payments of our affiliates and have agreements with affiliates to provide and/or receive management, administrative and other services, all of which, individually and in the aggregate, are immaterial to our business, financial condition and net income.

3. Goodwill and Other Intangible Assets

Goodwill

The carrying amount of goodwill did not change during 2021 and 2020.

Finite Lived Intangible Assets

Amortized intangible assets that continue to be subject to amortization over a weighted average remaining expected life of 13 years were as follows:

	December 31,
	2021	2020
	(in millions)
Gross carrying value	$41.4	$41.4
Accumulated amortization	27.0	24.2
Net carrying value	$14.4	$17.2

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

The amortization expense for intangible assets with finite useful lives was $2.8 million, $2.4 million and $2.6 million for 2021, 2020 and 2019, respectively. As of December 31, 2021, the estimated amortization expense for the next five years is as follows (in millions):

Year ending December 31:
2022	$2.8
2023	1.9
2024	1.5
2025	1.2
2026	1.0

4. Variable Interest Entities

We have relationships with various types of entities which may be VIEs. Certain VIEs are consolidated in our financial results. See Note 1, Nature of Operations and Significant Accounting Policies, under the caption “Consolidation” for further details of our consolidation accounting policies. We did not provide financial or other support to investees designated as VIEs for the periods ended December 31, 2021 and December 31, 2020.

Consolidated Variable Interest Entities

Real Estate

We invest in several real estate limited partnerships and limited liability companies. The entities invest in real estate properties. Certain of these entities are VIEs based on the combination of our significant economic interest and related voting rights. We determined we are the primary beneficiary as a result of our power to control the entities through our significant ownership. Due to the nature of these real estate investments, the investment balance will fluctuate as we purchase and sell interests in the entities and as capital expenditures are made to improve the underlying real estate.

Residential Mortgage Loans

We invest in ABS trusts. The trusts issue various collateralized mortgage obligation certificates and purchase residential mortgage loans. The trusts are considered VIEs due to insufficient equity to sustain themselves. We concluded we are the primary beneficiary as we purchase substantially all of the certificates and have the obligation to absorb losses that could potentially be significant to the VIEs.

Assets and Liabilities of Consolidated Variable Interest Entities

The carrying amounts of our consolidated VIE assets, which can only be used to settle obligations of consolidated VIEs, and liabilities of consolidated VIEs for which creditors do not have recourse were as follows:

	December 31, 2021		December 31, 2020
	Total	Total	Total	Total
	assets	liabilities	assets	liabilities
	(in millions)
Real estate (1)	$709.6	$36.1	$499	$21.3
Residential mortgage loans (2)	1,263.2	20.3	319.8	—
Total	$1,972.8	$56.4	$818.8	$21.3

(1) The assets of the real estate VIEs primarily include real estate and cash. Liabilities primarily include other liabilities.
(2) The assets of the residential mortgage loans VIEs primarily include residential mortgage loans. The liabilities include other liabilities as of December 31, 2021.

Unconsolidated Variable Interest Entities

We hold a variable interest in a number of VIEs where we are not the primary beneficiary. Our investments in these VIEs are reported in fixed maturities, available-for-sale; fixed maturities, trading and other investments in the consolidated statements of financial position and are described below.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Unconsolidated VIEs include certain commercial mortgage-backed securities (“CMBS”), residential mortgage-backed pass-through securities ("RMBS") and other ABS. All of these entities were deemed VIEs because the equity within these entities is insufficient to sustain them. We determined we are not the primary beneficiary in the entities within these categories of investments. This determination was based primarily on the fact we do not own the class of security that controls the unilateral right to replace the special servicer or equivalent function.

We invest in cash collateralized debt obligations, collateralized bond obligations, collateralized loan obligations and other collateralized structures, which are VIEs due to insufficient equity to sustain the entities. We have determined we are not the primary beneficiary of these entities primarily because we do not control the economic performance of the entities and were not involved with the design of the entities or because we do not have a potentially significant variable interest in the entities for which we are the asset manager.

We have invested in various VIE trusts and similar entities as a debt holder. Most of these entities are classified as VIEs due to insufficient equity to sustain them. In addition, we have an entity classified as a VIE based on the combination of our significant economic interest and lack of voting rights. We have determined we are not the primary beneficiary primarily because we do not control the economic performance of the entities and were not involved with the design of the entities.

We have invested in partnerships and other funds, which are classified as VIEs. The entities are VIEs as equity holders lack the power to control the most significant activities of the entities because the equity holders do not have either the ability by a simple majority to exercise substantive kick-out rights or substantive participating rights. We have determined we are not the primary beneficiary because we do not have the power to direct the most significant activities of the entities.

As previously discussed, we sponsor and invest in certain investment funds that are VIEs. We determined we are not the primary beneficiary of the VIEs for which we are the asset manager but do not have a potentially significant variable interest in the funds.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

The carrying value and maximum loss exposure for our unconsolidated VIEs were as follows:

		Maximum exposure to
	Asset carrying value	loss (1)
	(in millions)
December 31, 2021
Fixed maturities, available-for-sale:
Corporate	$142.1	$136.9
Residential mortgage-backed pass-through securities	2,342.3	2,296.9
Commercial mortgage-backed securities	5,513.7	5,388.7
Collateralized debt obligations (2)	3,533.5	3,539.1
Other debt obligations	7,441.8	7,368.3
Fixed maturities, trading:
Residential mortgage-backed pass-through securities	8.4	8.4
Commercial mortgage-backed securities	24.6	24.6
Collateralized debt obligations (2)	7.5	7.5
Other debt obligations	8.2	8.2
Other investments:
Other limited partnership and fund interests	862.6	1,447.0

December 31, 2020
Fixed maturities, available-for-sale:
Corporate	$296.9	$285.7
Residential mortgage-backed pass-through securities	2,294.3	2,175.4
Commercial mortgage-backed securities	4,893.4	4,694.2
Collateralized debt obligations (2)	4,019.7	4,038.5
Other debt obligations	7,031.5	6,819.0
Fixed maturities, trading:
Residential mortgage-backed pass-through securities	11.7	11.7
Commercial mortgage-backed securities	27.0	27.0
Collateralized debt obligations (2)	20.6	20.6
Other debt obligations	9.4	9.4
Other investments:
Other limited partnership and fund interests	652.4	1,115.2

(1)Our risk of loss is limited to our initial investment measured at amortized cost for fixed maturities, available-for-sale. Our risk of loss is limited to our investment measured at fair value for our fixed maturities, trading. Our risk of loss is limited to our carrying value plus any unfunded commitments and/or guarantees and similar provisions for our other investments. A carrying value of zero is used if distributions have been received in excess of our investment, resulting in a negative carrying value for the investment. Unfunded commitments are not liabilities on our consolidated statements of financial position because we are only required to fund additional equity when called upon to do so by the general partner or investment manager.
(2)Primarily consists of collateralized loan obligations backed by secured corporate loans.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

5. Investments

Fixed Maturities and Equity Securities

The amortized cost, gross unrealized gains and losses, allowance for credit loss and fair value of fixed maturities, available-for-sale were as follows:

		Gross	Gross	Allowance
	Amortized	unrealized	unrealized	for credit
	cost (1)	gains	losses	loss	Fair value
	(in millions)
December 31, 2021
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,826.8	$144.5	$34.3	$—	$1,937
Non-U.S. governments	821.6	127.5	2.0	—	947.1
States and political subdivisions	8,210.3	1,022.4	16.3	—	9,216.4
Corporate	39,345.7	3,750.2	126.3	4.5	42,965.1
Residential mortgage-backed pass-through securities	2,296.9	57.6	12.2	—	2,342.3
Commercial mortgage-backed securities	5,388.6	156.3	30.9	0.3	5,513.7
Collateralized debt obligations (2)	3,539.1	4.0	9.6	—	3,533.5
Other debt obligations	7,368.3	130.6	57.0	0.1	7,441.8
Total fixed maturities, available-for-sale	$68,797.3	$5,393.1	$288.6	$4.9	$73,896.9

December 31, 2020
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,729.4	$222.3	$10.4	$—	$1,941.3
Non-U.S. governments	771.4	176.3	—	—	947.7
States and political subdivisions	7,926.9	1,165.7	12.4	—	9,080.2
Corporate	38,054.2	5,368.9	63.6	—	43,359.5
Residential mortgage-backed pass-through securities	2,175.4	118.9	—	—	2,294.3
Commercial mortgage-backed securities	4,694.2	238.9	35.4	4.3	4,893.4
Collateralized debt obligations (2)	4,038.5	8.3	24.9	2.2	4,019.7
Other debt obligations	6,818.9	242.4	29.8	—	7,031.5
Total fixed maturities, available-for-sale	$66,208.9	$7,541.7	$176.5	$6.5	$73,567.6

(1)Amortized cost excludes accrued interest receivable of $538.6 million and $549.0 million as of December 31, 2021 and 2020, respectively.
(2)Primarily consists of collateralized loan obligations backed by secured corporate loans.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

The amortized cost and fair value of fixed maturities available-for-sale as of December 31, 2021, by expected maturity, were as follows:

	Amortized cost	Fair value
	(in millions)
Due in one year or less	$1,550.3	$1,565.4
Due after one year through five years	10,871.2	11,318.0
Due after five years through ten years	14,156.9	15,131.3
Due after ten years	23,626.0	27,050.9
Subtotal	50,204.4	55,065.6
Mortgage-backed and other asset-backed securities	18,592.9	18,831.3
Total	$68,797.3	$73,896.9

Actual maturities may differ because borrowers may have the right to call or prepay obligations. Our portfolio is diversified by industry, issuer and asset class. Credit concentrations are managed to established limits.

Net Investment Income

    Major components of net investment income were as follows:

	For the year ended December 31,
	2021	2020	2019
	(in millions)
Fixed maturities, available-for-sale	$2,483.8	$2,469	$2,406.5
Fixed maturities, trading	8.7	9.2	9.1
Equity securities	1.7	3.3	4.7
Mortgage loans	692.4	669.8	651.3
Real estate	194.4	180.8	191.0
Policy loans	36.2	38.2	39.7
Cash and cash equivalents	1.7	9.5	39.5
Derivatives	28.2	(1.9)	(2.0)
Other	362.0	106.8	106.0
Total	3,809.1	3,484.7	3,445.8
Investment expenses	(175.4)	(159.8)	(151.9)
Net investment income	$3,633.7	$3,324.9	$3,293.9

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Net Realized Capital Gains and Losses

Major components of net realized capital gains (losses) on investments were as follows:

	For the year ended December 31,
	2021	2020	2019
	(in millions)
Fixed maturities, available-for-sale:
Gross gains	$50.4	$118.7	$7.9
Gross losses	(26.9)	(45.0)	(11.4)
Net credit losses (1)	(34.5)	(22.6)	(43.5)
Hedging, net	(9.5)	(9.7)	(9.3)
Fixed maturities, trading (2)	(6.6)	6.2	14.4
Equity securities (3)	(0.5)	1.8	8.2
Mortgage loans	5.3	(14.3)	3.3
Derivatives	(4.2)	28.5	(58.2)
Other	8.0	42.0	(23.6)
Net realized capital gains (losses)	$(18.5)	$105.6	$(112.2)

(1)Upon adoption of authoritative guidance effective January 1, 2020, net credit losses include adjustments to the credit loss valuation allowance, write-offs and recoveries on available-for-sale securities. Prior to 2020, net credit losses included net other-than-temporary impairment losses and recoveries on available-for-sale securities.
(2)Unrealized gains (losses) on fixed maturities, trading still held at the reporting date were $(6.4) million, $6.9 million and $14.1 million for the years ended December 31, 2021, 2020 and 2019, respectively.
(3)Unrealized gains (losses) on equity securities still held at the reporting date were $(0.1) million, $1.9 million and $7.6 million for the years ended December 31, 2021, 2020 and 2019, respectively.

Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities, available-for-sale were $1,609.0 million, $1,968.8 million and $1,489.3 million in 2021, 2020 and 2019, respectively.

Allowance for Credit Loss

We have a process in place to identify fixed maturity securities that could potentially require an allowance for credit loss. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions and other similar factors. This process also involves monitoring late payments, pricing levels, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.

Each reporting period, all securities in an unrealized loss position are reviewed to determine whether a decline in value is due to credit. Relevant facts and circumstances considered include: (1) the extent the fair value is below cost; (2) the reasons for the decline in value; (3) the financial position and access to capital of the issuer, including the current and future impact of any specific events and (4) for structured securities, the adequacy of the expected cash flows. To the extent we determine an unrealized loss is due to credit, an allowance for credit loss is recognized through a reduction to net income.

We estimate the amount of the allowance for credit loss as the difference between amortized cost and the present value of the expected cash flows of the security. The present value is determined using the best estimate cash flows discounted at the effective interest rate implicit to the security at the date of purchase or the current yield to accrete an asset-backed or floating rate security. The methodology and assumptions for establishing the best estimate cash flows vary depending on the type of security. The ABS cash flow estimates are based on security specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity and prepayment speeds and structural support, including subordination and guarantees. The corporate security cash flow estimates are derived from scenario-based outcomes of expected corporate restructurings or liquidations using bond specific facts and circumstances including timing, security interests and loss severity. We do not measure a credit loss allowance on accrued interest receivable because we write off the accrued interest receivable balance to net investment income in a timely manner when we have concern regarding collectability.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Amounts on fixed maturities, available-for-sale deemed to be uncollectible are written off and removed from the allowance for credit loss. A write-off may also occur if we intend to sell a security or whether it is more likely than not we will be required to sell the security before the recovery of its amortized cost which, in some cases, may extend to maturity.

A rollforward of the allowance for credit loss by major security type was as follows.

	For the year ended December 31, 2021
					Residential
					mortgage-
					backed	Commercial	Collateralized
	U.S.		States and		pass-	mortgage-	debt	Other
	government	Non-U.S.	political		through	backed	obligations	debt
	and agencies	governments	subdivisions	Corporate	securities	securities	(1)	obligations	Total
	(in millions)
Beginning
balance	$—	$—	$—	$—	$—	$4.3	$2.2	$—	$6.5
Additions for
credit losses
not previously
recorded	—	—	—	16.9	—	0.4	—	0.1	17.4
Reductions for
securities sold
during the
period	—	—	—	(12.4)	—	—	—	—	(12.4)
Additional
increases
(decreases)
for credit
losses on
securities with
an allowance
recorded in the
previous period	—	—	—	—	—	2.4	0.4	—	2.8
Write-offs
charged against
allowance	—	—	—	—	—	(6.8)	(2.6)	—	(9.4)
Ending balance	$—	$—	$—	$4.5	$—	$0.3	$—	$0.1	$4.9

Accrued interest
written off to
net investment
income	$—	$—	$—	$0.2	$—	$—	$—	$—	$0.2

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

	For the year ended December 31, 2020
					Residential
					mortgage-
					backed	Commercial	Collateralized
	U.S.		States and		pass-	mortgage-	debt	Other
	government	Non-U.S.	political		through	backed	obligations	debt
	and agencies	governments	subdivisions	Corporate	securities	securities	(1)	obligations	Total
	(in millions)
Beginning
balance (2)	$—	$—	$—	$—	$—	$—	$—	$—	$—
Additions for
credit losses
not previously
recorded	—	—	—	7.0	—	2.9	0.1	—	10.0
Reductions for
securities sold
during the
period	—	—	—	(7.0)	—	—	—	—	(7.0)
Additional
increases
(decreases)
for credit
losses on
securities with
an allowance
recorded in the
previous period	—	—	—	—	—	4.0	2.1	—	6.1
Write-offs
charged against
allowance	—	—	—	—	—	(2.6)	—	—	(2.6)
Ending balance	$—	$—	$—	$—	$—	$4.3	$2.2	$—	$6.5

(1)Primarily consists of collateralized loan obligations backed by secured corporate loans.
(2)The allowance for credit loss associated with fixed maturities, available-for-sale was applied prospectively upon adoption of authoritative guidance effective January 1, 2020.

We did not write off any accrued interest to net investment income during the year ended December 31, 2020.

Other-Than-Temporary Impairments

Prior to the implementation of authoritative guidance in 2020, we had a process in place to identify fixed maturity securities that could potentially have an impairment that is other than temporary. This process involved monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions and other similar factors. This process also involved monitoring late payments, pricing levels, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.

Each reporting period, all securities were reviewed to determine whether an other-than-temporary decline in value existed and whether losses should be recognized. We considered relevant facts and circumstances in evaluating whether a credit or interest rate related impairment of a security was other than temporary. Relevant facts and circumstances considered include: (1) the extent and length of time the fair value was below cost; (2) the reasons for the decline in value; (3) the financial position and access to capital of the issuer, including the current and future impact of any specific events; (4) for structured securities, the adequacy of the expected cash flows and (5) our intent to sell a security or whether it is more likely than not we will be required to sell the security before the recovery of its amortized cost which, in some cases, may extend to maturity. To the extent we determined a security was deemed to be other than temporarily impaired, an impairment loss was recognized.

The way in which impairment losses on fixed maturities were recognized in the financial statements was dependent on the facts and circumstances related to the specific security. If we intended to sell a security or it was more likely than not that we would be required to sell a security before the recovery of its amortized cost, we recognized an other-than-temporary impairment in net income for the difference between amortized cost and fair value. If we did not expect to recover the amortized cost basis, we did not plan to sell the security and if it was not more likely than not that we would be required to sell a security before the recovery of its amortized cost, the recognition of the other-than-temporary impairment was bifurcated. We recognized the credit loss portion in net income and the noncredit loss portion in OCI (“bifurcated OTTI”).

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Prior to 2020, net realized capital gains (losses) included total other-than-temporary impairment losses, net of recoveries from the sale of previously impaired securities, as follows:

For the year ended
December 31, 2019
(in millions)
Net realized capital losses, excluding impairment losses on available-for-sale securities	$(68.7)
Net other-than-temporary impairment losses on available-for-sale securities	(38.3)
Other-than-temporary impairment losses on fixed maturities, available-for-sale reclassified
from other comprehensive income (1)	(5.2)
Net impairment losses on available-for-sale securities	(43.5)
Net realized capital losses	$(112.2)

(1) Represents the net impact of (a) gains resulting from reclassification of noncredit impairment losses for fixed maturities with bifurcated OTTI from net realized capital gains (losses) to OCI and (b) losses resulting from reclassification of previously recognized noncredit impairment losses from OCI to net realized capital gains (losses) for fixed maturities with bifurcated OTTI that had additional credit losses or fixed maturities that previously had bifurcated OTTI that have now been sold or are intended to be sold.

We estimated the amount of the credit loss component of a fixed maturity security impairment as the difference between amortized cost and the present value of the expected cash flows of the security. The present value was determined using the best estimate cash flows discounted at the effective interest rate implicit to the security at the date of purchase or the current yield to accrete an asset-backed or floating rate security. The methodology and assumptions for establishing the best estimate cash flows varied depending on the type of security. The ABS cash flow estimates were based on security specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity and prepayment speeds and structural support, including subordination and guarantees. The corporate security cash flow estimates were derived from scenario-based outcomes of expected corporate restructurings or liquidations using bond specific facts and circumstances including timing, security interests and loss severity.

The following table provides a rollforward of accumulated credit losses for fixed maturities with bifurcated credit losses prior to the implementation of new accounting guidance in 2020. The purpose of the table is to provide detail of (1) additions to the bifurcated credit loss amounts recognized in net realized capital gains (losses) during the period and (2) decrements for previously recognized bifurcated credit losses where the loss is no longer bifurcated and/or there has been a positive change in expected cash flows or accretion of the bifurcated credit loss amount.

For the year ended
December 31, 2019
(in millions)
Beginning balance	$(117.5)
Credit losses for which an other-than-temporary impairment was not previously recognized	(6.8)
Credit losses for which an other-than-temporary impairment was previously recognized	(11.8)
Reduction for credit losses previously recognized on fixed maturities now sold, paid down or
intended to be sold	54.3
Net reduction for positive changes in cash flows expected to be collected and amortization (1)	0.8
Ending balance	$(81.0)

(1) Amounts are recognized in net investment income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Available-for-Sale Securities in Unrealized Loss Positions Without an Allowance for Credit Loss

    For available-for-sale securities with unrealized losses for which an allowance for credit loss has not been recorded, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position were as follows:

	December 31, 2021
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses
	(in millions)
Fixed maturities, available-for-sale (1):
U.S. government and agencies	$128.2	$3.4	$386.3	$30.9	$514.5	$34.3
Non-U.S. governments	57.5	2.0	—	—	57.5	2.0
States and political subdivisions	681.0	10.3	100.3	6.0	781.3	16.3
Corporate	4,538.4	59.0	1,252.3	67.1	5,790.7	126.1
Residential mortgage-backed pass-
through securities	945.6	10.0	76.7	2.2	1,022.3	12.2
Commercial mortgage-backed
securities	1,293.3	15.4	289.8	15.3	1,583.1	30.7
Collateralized debt obligations (2)	1,571.0	2.8	423.9	6.7	1,994.9	9.5
Other debt obligations	3,837.3	48.0	211.0	8.9	4,048.3	56.9
Total fixed maturities, available-for-sale	$13,052.3	$150.9	$2,740.3	$137.1	$15,792.6	$288.0

(1)Fair value and gross unrealized losses are excluded for available-for-sale securities for which an allowance for credit loss has been recorded.
(2)Primarily consists of collateralized loan obligations backed by secured corporate loans.

Of the available-for-sale fixed maturities within our consolidated portfolio in a gross unrealized loss position, 91% were investment grade (rated AAA through BBB-) with an average price of 98 (carrying value/amortized cost) as of December 31, 2021. Gross unrealized losses in our fixed maturities portfolio increased during the year ended December 31, 2021, primarily due to an increase in interest rates, partially offset by tightening of credit spreads.
For those securities that had been in a continuous unrealized loss position for less than twelve months, our consolidated portfolio held 1,805 securities reflecting an average price of 99 as of December 31, 2021. Of this portfolio, 90% was investment grade (rated AAA through BBB-) as of December 31, 2021, with associated unrealized losses of $138.9 million. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

For those securities that had been in a continuous unrealized loss position greater than or equal to twelve months, our consolidated portfolio held 459 securities reflecting an average price of 95 and an average credit rating of A+ as of December 31, 2021. Corporate securities with unrealized losses had an average price of 95 and an average credit rating of BBB+. U.S. government and agency securities with unrealized losses had an average price of 93 and an average credit rating of AAA. Commercial mortgage-backed securities with unrealized losses had an average price of 95 and an average credit rating of AAA. Collateralized debt obligation securities with unrealized losses had an average price of 98 and an average credit rating of AA+. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Because we expected to recover our amortized cost, we did not record an allowance for credit loss on these securities as of December 31, 2021. Because it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be at maturity, we did not write down these investments to fair value.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

	December 31, 2020
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses
	(in millions)
Fixed maturities, available-for-sale (1):
U.S. government and agencies	$351.1	$10.4	$—	$—	$351.1	$10.4
States and political subdivisions	359.1	12.4	—	—	359.1	12.4
Corporate	1,406.0	38.7	267.9	24.9	1,673.9	63.6
Residential mortgage-backed pass-
through securities	17.6	—	1.6	—	19.2	—
Commercial mortgage-backed
securities	961.9	21.7	131.4	12.0	1,093.3	33.7
Collateralized debt obligations (2)	1,748.5	11.1	929.4	12.9	2,677.9	24.0
Other debt obligations	794.1	28.1	61.0	1.7	855.1	29.8
Total fixed maturities, available-for-sale	$5,638.3	$122.4	$1,391.3	$51.5	$7,029.6	$173.9

(1)Fair value and gross unrealized losses are excluded for available-for-sale securities for which an allowance for credit loss has been recorded.
(2)Primarily consists of collateralized loan obligations backed by secured corporate loans.

Of the available-for-sale fixed maturities within our consolidated portfolio in a gross unrealized loss position, 89% were investment grade (rated AAA through BBB-) with an average price of 98 (carrying value/amortized cost) as of December 31, 2020. Gross unrealized losses in our fixed maturities portfolio increased during the year ended December 31, 2020, primarily due to widening of credit spreads, partially offset by a decrease in interest rates.
For those securities that had been in a continuous unrealized loss position for less than twelve months, our consolidated portfolio held 619 securities reflecting an average price of 98 as of December 31, 2020. Of this portfolio, 89% was investment grade (rated AAA through BBB-) as of December 31, 2020, with associated unrealized losses of $98.4 million. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

For those securities that had been in a continuous unrealized loss position greater than or equal to twelve months, our consolidated portfolio held 198 securities reflecting an average price of 96 and an average credit rating of AA- as of December 31, 2020. Corporate securities with unrealized losses had an average price of 92 and an average credit rating of BB+. Collateralized debt obligation securities with unrealized losses had an average price of 99 and an average credit rating of AA+. Commercial mortgage-backed securities with unrealized losses had an average price of 92 and an average credit rating of AA+. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Because we expected to recover our amortized cost, we did not record an allowance for credit loss on these securities as of December 31, 2020. Because it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be at maturity, we did not write down these investments to fair value.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Net Unrealized Gains and Losses on Available-for-Sale Securities and Derivative Instruments

    The net unrealized gains and losses on investments in available-for-sale securities and the net unrealized gains and losses on derivative instruments in cash flow hedge relationships are reported as separate components of stockholder’s equity. The cumulative amount of net unrealized gains and losses on available-for-sale securities and derivative instruments in cash flow hedge relationships net of adjustments related to DAC and related actuarial balances, policyholder liabilities, noncontrolling interest and applicable income taxes was as follows:

	December 31, 2021	December 31, 2020
	(in millions)
Net unrealized gains on fixed maturities, available-for-sale (1)	$5,094.3	$7,387.1
Net unrealized gains on derivative instruments	80.1	38.9
Adjustments for assumed changes in amortization patterns	(266.1)	(437.3)
Adjustments for assumed changes in policyholder liabilities	(664.8)	(1,955.0)
Net unrealized gains on other investments and noncontrolling interest
adjustments	2.9	2.9
Provision for deferred income taxes	(891.9)	(1,062.6)
Net unrealized gains on available-for-sale securities and derivative instruments	$3,354.5	$3,974.0

(1)Excludes net unrealized gains (losses) on fixed maturities, available-for-sale included in fair value hedging relationships.

Financing Receivables

Mortgage Loans

Mortgage loans consist of commercial and residential mortgage loans. Our commercial mortgage loan portfolio consists primarily of non-recourse, fixed rate mortgages on stabilized properties. Our residential mortgage loan portfolio is composed of first lien and home equity mortgages.

Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method and net of valuation allowances. Amortized cost excludes accrued interest receivable. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Interest income, as well as prepayment of fees and the amortization of the related premium or discount, is reported in net investment income on the consolidated statements of operations. Accrued interest receivable is reported in accrued investment income on the consolidated statements of financial position. Any changes in the loan valuation allowances are reported in net realized capital gains (losses) on the consolidated statements of operations. Further details relating to our valuation allowance are included under the caption “Financing Receivables Valuation Allowance.”

Reinsurance Recoverables

Our reinsurance recoverables include amounts due from reinsurers for paid or unpaid claims, claims incurred but not reported or policy benefits. We cede life, disability, medical and long-term care insurance to other insurance companies through reinsurance. Reinsurance recoverables are reported with premiums due and other receivables in the consolidated statements of financial position.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Credit Quality Information for Financing Receivables

The amortized cost of our financing receivables by credit risk and vintage was as follows:

	As of December 31, 2021
	2021	2020	2019	2018	2017	Prior	Total
	(in millions)
Commercial mortgage
loans:
A- and above	$2,194.1	$1,676.5	$2,385.6	$2,334.9	$1,374.9	$4,336.8	$14,302.8
BBB+ thru BBB-	255.0	299.3	270.1	105.2	297.7	370.5	1,597.8
BB+ thru BB-	17.5	—	—	—	—	50.7	68.2
B+ and below	—	—	—	8.8	—	30.1	38.9
Total	$2,466.6	$1,975.8	$2,655.7	$2,448.9	$1,672.6	$4,788.1	$16,007.7

Residential mortgage
loans:
Performing	$1,973.0	$429.5	$123.5	$67.0	$80.2	$265.9	$2,939.1
Non-performing	—	1.8	0.6	—	0.8	2.0	5.2
Total	$1,973.0	$431.3	$124.1	$67.0	$81	$267.9	$2,944.3

Reinsurance recoverables							$1,189.1

	As of December 31, 2020
	2020	2019	2018	2017	2016	Prior	Total
	(in millions)
Commercial mortgage
loans:
A- and above	$1,699.6	$2,461.1	$2,410.1	$1,709.3	$1,421.8	$3,682.1	$13,384
BBB+ thru BBB-	141.8	181.5	323.0	263.3	67.3	498.8	1,475.7
BB+ thru BB-	23.7	69.0	—	—	9.1	43.9	145.7
B+ and below	—	—	—	—	—	30.1	30.1
Total	$1,865.1	$2,711.6	$2,733.1	$1,972.6	$1,498.2	$4,254.9	$15,035.5

Residential mortgage
loans:
Performing	$603.8	$292.6	$131.4	$134.3	$146.9	$198.7	$1,507.7
Non-performing	—	2.0	0.8	1.4	0.4	4.5	9.1
Total	$603.8	$294.6	$132.2	$135.7	$147.3	$203.2	$1,516.8

Reinsurance recoverables							$1,097.6

The amortized cost of commercial mortgage loans and residential mortgage loans excluded accrued interest receivable of $59.0 million and $7.2 million, respectively, as of December 31, 2021. The amortized cost of commercial mortgage loans and residential mortgage loans excluded accrued interest receivable of $58.7 million and $0.8 million, respectively, as of December 31, 2020.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Financing Receivables Credit Monitoring

Commercial Mortgage Loan Credit Risk Profile Based on Internal Rating

We actively monitor and manage our commercial mortgage loan portfolio. All commercial mortgage loans are analyzed regularly and substantially all are internally rated, based on a proprietary risk rating cash flow model, in order to monitor the financial quality of these assets. The model stresses expected cash flows at various levels and at different points in time depending on the durability of the income stream, which includes our assessment of factors such as location (macro and micro markets), tenant quality and lease expirations. Our internal rating analysis presents expected losses in terms of an S&P Global (“S&P”) bond equivalent rating for commercial mortgage loans. As the credit risk for commercial mortgage loans increases, we adjust our internal ratings downward with loans in the category “B+ and below” having the highest risk for credit loss. Internal ratings on commercial mortgage loans are updated at least annually and potentially more often for certain loans with material changes in collateral value or occupancy and for loans on an internal “watch list”.

Commercial mortgage loans that require more frequent and detailed attention are identified and placed on an internal “watch list”. Among the criteria that may indicate a potential problem are significant negative changes in ratios of loan to value or contract rents to debt service, major tenant vacancies or bankruptcies, borrower sponsorship problems, late payments, delinquent taxes and loan relief/restructuring requests.

Residential Mortgage Loan Credit Risk Profile Based on Performance Status

Our residential mortgage loan portfolio is monitored based on performance of the loans. Monitoring on a residential mortgage loan increases when the loan is delinquent or earlier if there is an indication of potential impairment. We define non-performing residential mortgage loans as loans 90 days or greater delinquent or on non-accrual status.

Non-Accrual Financing Receivables

Financing receivables are placed on non-accrual status if we have concern regarding the collectability of future payments or if a financing receivable has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow for commercial mortgage loans or number of days past due and other circumstances for residential mortgage loans. Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal, against the valuation allowance or according to the contractual terms. When a financing receivable is placed on non-accrual status, the accrued unpaid interest receivable is reversed against interest income. Accrual of interest resumes after factors resulting in doubts about collectability have improved.

The amortized cost of financing receivables on non-accrual status was as follows:

	December 31, 2021
			Amortized cost
	Beginning	Ending	of nonaccrual
	amortized cost	amortized cost	assets without
	on nonaccrual	on nonaccrual	a valuation
	status	status	allowance
	(in millions)
Commercial mortgage loans	$—	$8.7	$—
Residential mortgage loans	9.1	3.4	0.7
Total	$9.1	$12.1	$0.7

	December 31, 2020
			Amortized cost
	Beginning	Ending	of nonaccrual
	amortized cost	amortized cost	assets without
	on nonaccrual	on nonaccrual	a valuation
	status	status	allowance
	(in millions)
Residential mortgage loans	$5.5	$9.1	$0.7
Total	$5.5	$9.1	$0.7

During 2021 and 2020, $0.5 million and $0.0 million of interest income was recognized on non-accrual financing receivables, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

The aging of our financing receivables, based on amortized cost, was as follows:

	December 31, 2021
			90 days or
	30-59 days	60-89 days	more past	Total past
	past due	past due	due	due	Current	Total (1)
	(in millions)
Commercial mortgage loans	$—	$—	$—	$—	$16,007.7	$16,007.7
Residential mortgage loans	27.6	2.9	4.5	35.0	2,909.3	2,944.3
Total	$27.6	$2.9	$4.5	$35.0	$18,917	$18,952

	December 31, 2020
			90 days or
	30-59 days	60-89 days	more past	Total past
	past due	past due	due	due	Current	Total (1)
	(in millions)
Commercial mortgage loans	$—	$—	$—	$—	$15,035.5	$15,035.5
Residential mortgage loans	25.5	1.5	2.5	29.5	1,487.3	1,516.8
Total	$25.5	$1.5	$2.5	$29.5	$16,522.8	$16,552.3

(1)As of both December 31, 2021 and 2020, no reinsurance recoverables were considered past due.

We did not have any mortgage loans that were 90 days or more past due and still accruing interest as of December 31, 2021 and 2020.

Financing Receivables Valuation Allowance

We establish a valuation allowance to provide for the risk of credit losses inherent in our financing receivables. The valuation allowance is maintained at a level believed adequate by management to absorb estimated expected credit losses. The valuation allowance is based on amortized cost excluding accrued interest receivable and includes reserves for pools of financing receivables with similar risk characteristics. We do not measure a credit loss allowance on accrued interest receivable because we write off the uncollectible accrued interest receivable balance to net investment income in a timely manner, generally within 90 days. During 2021 and 2020, we did not write off any commercial mortgage loan accrued interest or residential mortgage loan accrued interest.

For commercial and residential mortgage loans, management's periodic evaluation and assessment of the valuation allowance adequacy is based on known and inherent risks in the portfolio, adverse situations that may affect a borrower's ability to repay, the estimated value of the underlying collateral, composition of the portfolio, portfolio delinquency information, underwriting standards, peer group information, current and forecasted economic conditions, loss experience and other relevant factors. For reinsurance recoverables, management’s periodic evaluation and assessment of the valuation allowance adequacy is based on known and inherent risks, adverse situations that may affect a reinsurer’s ability to repay, current and forecasted economic conditions, industry loss experience and other relevant factors.

Our commercial mortgage loans are pooled by risk rating level with an estimated loss ratio applied against each risk rating level. The loss ratio is generally based upon historical loss experience for each risk rating level as adjusted for certain current and forecasted environmental factors management believes to be relevant. Environmental factors are forecasted for two years or less with immediate reversion to historical experience. A commercial mortgage loan is evaluated individually if it does not continue to share similar risk characteristics of a pool. We analyze the need for an individual evaluation for any commercial mortgage loan that is delinquent for 60 days or more, in process of foreclosure, restructured, on the internal “watch list” or that currently is evaluated individually.

We estimate expected credit losses for certain commercial mortgage loan commitments where we have a contractual obligation to extend credit. The expected credit losses are estimated based on the commercial mortgage loan valuation allowance process described previously, adjusted for probability of funding. The estimated expected credit losses for commercial mortgage loan commitments are reported in other liabilities on the consolidated statements of financial position. The change in the credit loss liability for commitments is included in net realized capital gains (losses) on the consolidated statements of operations. Once funded, expected credit losses for commercial mortgage loans are included within the commercial mortgage loan valuation allowance described previously.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

We evaluate residential mortgage loans based on aggregated risk factors and historical loss experience by pool type. We adjust these quantitative factors for qualitative factors of present and forecasted conditions. Qualitative factors include items such as economic and business conditions, changes in the portfolio, value of underlying collateral and concentrations. A residential mortgage loan is evaluated individually if it does not continue to share similar risk characteristics of a pool. We analyze the need for an individual evaluation for any residential mortgage loan that is delinquent for 60 days or more, in process of foreclosure, restructured, on the internal “watch list” or that currently is evaluated individually.

As discussed previously, commercial and residential mortgage loans are evaluated individually if the asset does not continue to share similar risk characteristics of a pool. When we determine a commercial or residential mortgage loan is probable of foreclosure, a valuation allowance is established equal to the difference between the carrying amount of the mortgage loan and the estimated value of the collateral reduced by the cost to sell. For certain commercial mortgage loans where repayment is expected to be provided substantially through the operation or sale of the collateral and the borrower is experiencing financial difficulty, we elect to establish a valuation allowance equal to the difference between the carrying amount of the mortgage loan and the estimated value of the real estate collateral, which may be reduced by the cost to sell. Estimated value may also be based on either the present value of the expected future cash flows discounted at the asset's effective interest rate or the asset's observable market price. Subsequent changes in the estimated value are reflected in the valuation allowance. Amounts on financing receivables deemed to be uncollectible are charged off and removed from the valuation allowance. The change in the valuation allowance for loans is included in net realized capital gains (losses) on the consolidated statements of operations.

Our reinsurance recoverables are pooled by reinsurer risk rating with an estimated loss ratio applied against each risk rating level. The loss ratio is generally based upon industry historical loss experience and expected recovery timing as adjusted for certain current and forecasted environmental factors management believes to be relevant. Environmental factors are forecasted for five years or less with immediate reversion to industry historical experience. A reinsurance recoverable is evaluated individually if it does not continue to share similar risk characteristics of a pool. We analyze the need for an individual evaluation for any reinsurance recoverable based on past due payments and changes in reinsurer risk ratings. The change in the valuation allowance for reinsurance recoverables is included in benefits, claims and settlement expenses on the consolidated statements of operations.

A rollforward of our valuation allowance was as follows:

	For the year ended December 31, 2021

	Commercial	Residential	Reinsurance
	mortgage loans	mortgage loans	recoverables	Total
	(in millions)
Beginning balance	$40.5	$5.7	$2.7	$48.9
Provision (1)	1.5	(7.2)	—	(5.7)
Charge-offs	—	(0.5)	—	(0.5)
Recoveries	—	3.7	—	3.7
Ending balance	$42.0	$1.7	$2.7	$46.4

	For the year ended December 31, 2020

	Commercial	Residential	Reinsurance
	mortgage loans	mortgage loans	recoverables	Total
	(in millions)
Beginning balance (3)	$25.9	$2.6	$2.5	$31.0
Provision (2)	14.6	1.1	0.2	15.9
Charge-offs	—	(1.0)	—	(1.0)
Recoveries	—	3.0	—	3.0
Ending balance	$40.5	$5.7	$2.7	$48.9

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

	Commercial	Residential	Total
	(in millions)
For the year ended December 31, 2019 (4)
Beginning balance	$24.3	$2.5	$26.8
Provision	0.2	(3.4)	(3.2)
Charge-offs	—	(0.5)	(0.5)
Recoveries	—	3.2	3.2
Ending balance	$24.5	$1.8	$26.3
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$—	$1.2	$1.2
Collectively evaluated for impairment	24.5	0.6	25.1
Allowance ending balance	$24.5	$1.8	$26.3
Loan balance by basis of impairment method:
Individually evaluated for impairment	$—	$6.3	$6.3
Collectively evaluated for impairment	14,758.4	1,081.9	15,840.3
Loan ending balance	$14,758.4	$1,088.2	$15,846.6

(1)During the year ended December 31, 2021, certain valuation allowances for residential mortgage loans were released. This release was a result of further adjustments to our current and forecasted environmental factors management believed to be relevant as global economic activity improved from previously adverse impacts due to COVID-19.
(2)During the year ended December 31, 2020, COVID-19 adversely impacted global economic activity and contributed to significant volatility in financial markets. As a result, certain current and forecasted environmental factors management believed to be relevant were adjusted, resulting in an increase in the valuation allowance for commercial and residential mortgage loans.
(3)Upon adoption of authoritative guidance effective January 1, 2020, we updated accounting policies and methodology, adjusted the commercial and residential mortgage loan valuation allowance and established a valuation allowance for reinsurance recoverables. See Note 1, Nature of Operations and Significant Accounting Policies under the caption, “Recent Accounting Pronouncements” for further details.
(4)Prior to the implementation of authoritative guidance in 2020, only commercial and residential mortgage loans were included in the allowance rollforward and the allowance was based on either individual or collective evaluation.

Mortgage Loans

We periodically purchase mortgage loans as well as sell mortgage loans we have originated. Mortgage loans purchased were as follows:

	For the year ended December 31,
	2021	2020	2019
	(in millions)
Commercial mortgage loans:
Purchased	$—	$45.7	$133.9
Residential mortgage loans:
Purchased (1)	2,272.4	1,021.4	422.8

(1) Includes mortgage loans purchased by residential mortgage loan VIEs established in 2021 and 2020.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Our commercial mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

	December 31, 2021		December 31, 2020
	Amortized	Percent	Amortized	Percent
	cost	of total	cost	of total
	($ in millions)
Geographic distribution
New England	$587.1	3.7%	$595	4.0%
Middle Atlantic	4,550.2	28.4	4,451.8	29.6
East North Central	625.3	3.9	574.0	3.8
West North Central	339.4	2.1	268.1	1.8
South Atlantic	2,471.9	15.4	2,375.1	15.8
East South Central	379.8	2.4	317.4	2.1
West South Central	1,247.8	7.8	1,320.1	8.8
Mountain	928.0	5.8	938.9	6.2
Pacific	4,878.2	30.5	4,195.1	27.9
Total	$16,007.7	100.0%	$15,035.5	100.0%

Property type distribution
Office	$4,801	29.9%	$4,503.1	29.9%
Retail	1,625.5	10.2	1,819.2	12.1
Industrial	2,975.7	18.6	2,496.6	16.6
Apartments	6,255.2	39.1	5,977.0	39.8
Hotel	85.7	0.5	89.6	0.6
Mixed use/other	264.6	1.7	150.0	1.0
Total	$16,007.7	100.0%	$15,035.5	100.0%

Mortgage Loan Modifications

    We assess COVID-19 related loan modifications to determine if they are in scope of the CARES Act TDR relief and the Interagency Statement guidance, which was effective the second quarter of 2020. See Note 1, Nature of Operations and Significant Accounting Policies, under the caption “Investments” for further details. COVID-19 related loan modifications typically include delayed principal and interest payments. Based on the terms of the delayed principal and interest payments, past due status generally will not advance, and loans generally will not be placed on non-accrual status during the delay. We did not have a significant amount of COVID-19 related loan modifications that were in scope of the CARES Act TDR relief or the Interagency Statement guidance for the years ended December 31, 2021 and 2020.

We assess loan modifications outside the scope of the CARES Act TDR relief or Interagency Statement guidance on a case-by-case basis to evaluate whether a TDR has occurred. When we have commercial mortgage loan TDRs, they are modified to delay or reduce principal payments and to reduce or delay interest payments. The commercial mortgage loan modifications result in delayed cash receipts, a decrease in interest income and loan rates that are considered below market. When we have residential mortgage loan TDRs, they include modifications of interest-only payment periods, delays in principal balloon payments and interest rate reductions. Residential mortgage loan modifications result in delayed or decreased cash receipts and a decrease in interest income.

When we have commercial mortgage loan TDRs, they are reserved for in the mortgage loan valuation allowance at the estimated fair value of the underlying collateral reduced by the cost to sell.

When we have residential mortgage loan TDRs, they are specifically reserved for in the mortgage loan valuation allowance if losses result from the modification. Residential mortgage loans that have defaulted or have been discharged through bankruptcy are reduced to the expected collectible amount.

We did not have any significant loans that were modified and met the criteria of a TDR for the years ended December 31, 2021, 2020 and 2019.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Real Estate

    Depreciation expense on invested real estate was $67.4 million, $65.2 million and $60.3 million in 2021, 2020 and 2019, respectively. Accumulated depreciation was $652.0 million and $591.1 million as of December 31, 2021 and 2020, respectively.

Other Investments

    Other investments include interests in unconsolidated entities, joint ventures and partnerships and properties owned jointly with venture partners and operated by the partners. Such investments are generally accounted for using the equity method. In applying the equity method, we record our share of income or loss reported by the equity investees in net investment income. Summarized financial information for these unconsolidated entities was as follows:

		December 31,
		2021	2020
		(in millions)
Total assets		$106,743.2	$83,239.5
Total liabilities		11,862.3	10,072.1
Total equity		$94,880.9	$73,167.4
Net investment in unconsolidated entities		$957.1	$771.1

	For the year ended December 31,
	2021	2020	2019
	(in millions)
Total revenues	$17,674.2	$11,761.4	$10,548.6
Net income	14,083.1	7,350.8	6,991.8
Our share of net income of unconsolidated entities	229.6	46.4	55.3

In addition, other investments include $1,032.1 million and $973.6 million of cash surrender value of company owned life insurance as of December 31, 2021 and 2020, respectively.

Derivative assets are carried at fair value and reported as a component of other investments. See Note 6, Derivative Financial Instruments, for further details.

Securities Posted as Collateral

    As of December 31, 2021 and 2020, we posted $5,195.9 million and $4,604.9 million, respectively, in commercial mortgage loans and residential first lien mortgages to satisfy collateral requirements associated with our obligation under funding agreements with Federal Home Loan Bank of Des Moines (“FHLB Des Moines”). In addition, as of December 31, 2021 and 2020, we posted $2,507.0 million and $2,553.0 million, respectively, in fixed maturities, available-for-sale and trading securities to satisfy collateral requirements primarily associated with a reinsurance arrangement, our derivative credit support annex (collateral) agreements, Futures Commission Merchant (“FCM”) agreements, a lending arrangement and our obligation under funding agreements with FHLB Des Moines. Since we did not relinquish ownership rights on these instruments, they are reported as mortgage loans, fixed maturities, available-for-sale and fixed maturities, trading, respectively, on our consolidated statements of financial position. Of the securities posted as collateral, as of December 31, 2021 and 2020, $186.0 million and $133.4 million, respectively, could be sold or repledged by the secured party.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Balance Sheet Offsetting

Financial assets subject to master netting agreements or similar agreements were as follows:

		Gross amounts not offset in the
		consolidated statements
		of financial position
	Gross amount
	of recognized	Financial	Collateral
	assets (1)	instruments (2)	received	Net amount
	(in millions)
December 31, 2021
Derivative assets	$326.2	$(99.6)	$(219.2)	$7.4
December 31, 2020
Derivative assets	$393.6	$(122.1)	$(268.1)	$3.4

(1)The gross amount of recognized derivative assets is reported with other investments on the consolidated statements of financial position. The gross amounts of derivative assets are not netted against offsetting liabilities for presentation on the consolidated statements of financial position.
(2)Represents amount of offsetting derivative liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets for presentation on the consolidated statements of financial position.

Financial liabilities subject to master netting agreements or similar agreements were as follows:

		Gross amounts not offset in the
		consolidated statements
		of financial position
	Gross amount
	of recognized	Financial	Collateral
	liabilities (1)	instruments (2)	pledged	Net amount
	(in millions)
December 31, 2021
Derivative liabilities	$142.3	$(99.6)	$(41.9)	$0.8
December 31, 2020
Derivative liabilities	$161.3	$(122.1)	$(31.4)	$7.8

(1)    The gross amount of recognized derivative liabilities is reported with other liabilities on the consolidated statements of financial position. The above excludes $320.9 million and $414.4 million of derivative liabilities as of December 31, 2021 and December 31, 2020, respectively, which are primarily embedded derivatives that are not subject to master netting agreements or similar agreements. The gross amounts of derivative liabilities are not netted against offsetting assets for presentation on the consolidated statements of financial position.
(2)    Represents amount of offsetting derivative assets that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative liabilities for presentation on the consolidated statements of financial position.

The financial instruments that are subject to master netting agreements or similar agreements include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral or variation margin provisions, which are generally settled daily with each counterparty. See Note 6, Derivative Financial Instruments, for further details.

Repurchase and reverse repurchase agreements include provisions to setoff other repurchase and reverse repurchase balances with the same counterparty. Repurchase and reverse repurchase agreements also include collateral provisions with the counterparties. For reverse repurchase agreements we require the counterparties to pledge collateral with a value greater than the amount of cash transferred. We have the right but do not sell or repledge collateral received in reverse repurchase agreements. Repurchase agreements are structured as secured borrowings for all counterparties. We pledge fixed maturities available-for-sale, which the counterparties have the right to sell or repledge. Interest incurred on repurchase agreements is reported as part of operating expenses on the consolidated statements of operations. Net proceeds related to repurchase agreements are reported as a component of financing activities on the consolidated statements of cash flows. We did not have any outstanding repurchase or reverse repurchase agreements as of December 31, 2021 and December 31, 2020.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

6. Derivative Financial Instruments

    Derivatives are generally used to hedge or reduce exposure to market risks associated with assets held or expected to be purchased or sold and liabilities incurred or expected to be incurred. Derivatives are used to change the characteristics of our asset/liability mix consistent with our risk management activities. Derivatives are also used in asset replication strategies.

Types of Derivative Instruments

Interest Rate Contracts

Interest rate risk is the risk we will incur economic losses due to adverse changes in interest rates. Sources of interest rate risk include the difference between the maturity and interest rate changes of assets with the liabilities they support, timing differences between the pricing of liabilities and the purchase or procurement of assets and changing cash flow profiles from original projections due to prepayment options embedded within asset and liability contracts. We use various derivatives to manage our exposure to fluctuations in interest rates.

Interest rate swaps are contracts in which we agree with other parties to exchange, at specified intervals, the difference between fixed rate and/or floating rate interest amounts based upon designated market rates or rate indices and an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by any party. Cash is paid or received based on the terms of the swap. We use interest rate swaps primarily to more closely match the interest rate characteristics of assets and liabilities and to mitigate the risks arising from timing mismatches between assets and liabilities (including duration mismatches). We also use interest rate swaps to hedge against changes in the value of assets we anticipate acquiring and other anticipated transactions and commitments. Interest rate swaps are used to hedge against changes in the value of the guaranteed minimum withdrawal benefit (“GMWB”) liability. The GMWB rider on our variable annuity products provides for guaranteed minimum withdrawal benefits regardless of the actual performance of various equity and/or fixed income funds available with the product.

Interest rate options, including interest rate caps and interest rate floors, which can be combined to form interest rate collars, are contracts that entitle the purchaser to pay or receive the amounts, if any, by which a specified market rate exceeds a cap strike interest rate, or falls below a floor strike interest rate, respectively, at specified dates. We use interest rate options to manage prepayment risks in our assets and minimum guaranteed interest rates and lapse risks in our liabilities.

A swaption is an option to enter into an interest rate swap at a future date. We have purchased swaptions to hedge interest rate exposure for certain assets and liabilities. Swaptions not only hedge against the downside risk, but also allow us to take advantage of any upside benefits.

In exchange-traded futures transactions, we agree to purchase or sell a specified number of contracts, the values of which are determined by the values of designated classes of securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. We enter into exchange-traded futures with regulated futures commissions merchants who are members of a trading exchange. We use exchange-traded futures to hedge against changes in value of the GMWB liability.

Interest rate forwards, including to be announced (“TBA”) forwards and treasury forwards, are contracts to take delivery of a fixed income security at a specified price at a future date. TBA forwards deliver government guaranteed mortgage-backed securities and treasury forwards deliver U.S. Treasury bonds. At inception of these forward contracts we do not intend to take physical delivery. We have used TBA forwards to gain exposure to the investment risk and return of agency mortgage-backed security pools in order to reduce asset and liability duration mismatch. Treasury forwards are used to hedge against changes in the value of the GMWB liability.

Foreign Exchange Contracts

Foreign currency risk is the risk we will incur economic losses due to adverse fluctuations in foreign currency exchange rates. This risk arises from foreign currency-denominated funding agreements issued to nonqualified institutional investors in the international market and foreign currency-denominated fixed maturities we invest in. We use various derivatives to manage our exposure to fluctuations in foreign currency exchange rates.

Currency swaps are contracts in which we agree with other parties to exchange, at specified intervals, a series of principal and interest payments in one currency for that of another currency. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. The interest payments are primarily fixed-to-fixed rate; however, they may also be fixed-to-floating rate or floating-to-fixed rate. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date. We use currency swaps to reduce market risks from changes in currency exchange rates with respect to investments or liabilities denominated in foreign currencies that we either hold or intend to acquire or sell.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Currency forwards are contracts in which we agree with other parties to deliver or receive a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. We use currency forwards to hedge certain foreign-denominated real estate funds.

Equity Contracts

Equity risk is the risk that we will incur economic losses due to adverse fluctuations in common stock prices. We use various derivatives to manage our exposure to equity risk, which arises from products in which the return or interest we credit is tied to an external equity index as well as products subject to minimum contractual guarantees.

We purchase equity call spreads (“option collars”) to hedge the equity participation rates promised to contractholders in conjunction with our fixed deferred annuity and universal life products that credit interest based on changes in an external equity index. We use exchange-traded futures and equity put options to hedge against changes in the value of the GMWB liability related to the GMWB rider on our variable annuity product. The premium associated with certain options is paid quarterly over the life of the option contract.

We use exchange-traded futures to hedge against changes in value of the GMWB liability.

Credit Contracts

Credit risk relates to the uncertainty associated with the continued ability of a given obligor to make timely payments of principal and interest. We use credit default swaps to enhance the return on our investment portfolio by providing comparable exposure to fixed income securities that might not be available in the primary market. They are also used to hedge credit exposures in our investment portfolio. Credit derivatives are used to sell or buy credit protection on an identified name or names on an unfunded or synthetic basis in return for receiving or paying a quarterly premium. The premium generally corresponds to a referenced name's credit spread at the time the agreement is executed. In cases where we sell protection, we also buy a quality cash bond to match against the credit default swap, thereby entering into a synthetic transaction replicating a cash security. When selling protection, if there is an event of default by the referenced name, as defined by the agreement, we are obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced security in a principal amount equal to the notional value of the credit default swap.

Other Contracts

Embedded Derivatives. We purchase or issue certain financial instruments or products that contain a derivative instrument that is embedded in the financial instrument or product. When it is determined that the embedded derivative possesses economic characteristics that are not clearly or closely related to the economic characteristics of the host contract and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host instrument for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated statements of financial position, is carried at fair value.

We offer group annuity contracts that have guaranteed separate accounts as an investment option.

We have fixed deferred annuities and universal life products that credit interest based on changes in an external equity index. We also have certain variable annuity products with a GMWB rider, which allows the customer to make withdrawals of a specified annual amount, either for a fixed number of years or for the lifetime of the customer, even if the account value is fully exhausted. Declines in the equity markets may increase our exposure to benefits under contracts with the GMWB. We economically hedge the exposure in these contracts, as previously explained.

Exposure

    Our risk of loss is typically limited to the fair value of our derivative instruments and not to the notional or contractual amounts of these derivatives. We are also exposed to credit losses in the event of nonperformance of the counterparties. Our current credit exposure is limited to the value of derivatives that have become favorable to us. This credit risk is minimized by purchasing such agreements from financial institutions with high credit ratings and by establishing and monitoring exposure limits. We also utilize various credit enhancements, including collateral and credit triggers to reduce the credit exposure to our derivative instruments.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

    Derivatives may be exchange-traded or they may be privately negotiated contracts, which are usually referred to as over-the-counter (“OTC”) derivatives. Certain of our OTC derivatives are cleared and settled through central clearing counterparties (“OTC cleared”), while others are bilateral contracts between two counterparties (“bilateral OTC”). Our derivative transactions are generally documented under International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements. Management believes that such agreements provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Under such agreements, in connection with an early termination of a transaction, we are permitted to set off our receivable from a counterparty against our payables to the same counterparty arising out of all included transactions. For reporting purposes, we do not offset fair value amounts of bilateral OTC derivatives for the right to reclaim cash collateral or the obligation to return cash collateral against fair value amounts recognized for derivative instruments executed with the same counterparties under master netting agreements. OTC cleared derivatives have variation margin that is legally characterized as settlement of the derivative exposure, which reduces their fair value in the consolidated statements of financial position.

We posted $164.8 million and $122.6 million in cash and securities under collateral arrangements as of December 31, 2021 and December 31, 2020, respectively, to satisfy collateral and initial margin requirements associated with our derivative credit support agreements and FCM agreements.

Certain of our derivative instruments contain provisions that require us to maintain an investment grade rating from each of the major credit rating agencies on our debt. If the ratings on our debt were to fall below investment grade, it would be in violation of these provisions and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. The aggregate fair value, inclusive of accrued interest, of all derivative instruments with credit-risk-related contingent features that were in a liability position without regard to netting under derivative credit support annex agreements as of December 31, 2021 and December 31, 2020, was $145.7 million and $165.7 million, respectively. Cleared derivatives have contingent features that require us to post excess margin as required by the FCM. The terms surrounding excess margin vary by FCM agreement. With respect to derivatives containing collateral provisions, we posted collateral and initial margin of $164.8 million and $122.6 million as of December 31, 2021 and December 31, 2020, respectively, in the normal course of business, which reflects netting under derivative agreements. If the credit-risk-related contingent features underlying these agreements were triggered on December 31, 2021, we would be required to post an additional $48.4 million of collateral to our counterparties.

As of December 31, 2021 and December 31, 2020, we had received $204.4 million and $220.5 million, respectively, of cash collateral associated with our derivative credit support annex agreements and FCM agreements, for which we recorded a corresponding liability reflecting our obligation to return the collateral.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Notional amounts are used to express the extent of our involvement in derivative transactions and represent a standard measurement of the volume of our derivative activity. Notional amounts represent those amounts used to calculate contractual flows to be exchanged and are not paid or received, except for contracts such as currency swaps. Credit exposure represents the gross amount owed to us under derivative contracts as of the valuation date. The notional amounts and credit exposure of our derivative financial instruments by type were as follows:

	December 31, 2021	December 31, 2020
	(in millions)
Notional amounts of derivative instruments
Interest rate contracts:
Interest rate swaps	$47,927.4	$44,472.1
Interest rate options	2,373.9	2,083.9
Interest rate forwards	2,181.6	500.0
Interest rate futures	1,774.5	188.5
Swaptions	—	62.0
Foreign exchange contracts:
Currency swaps	958.9	807.5
Currency forwards	6.8	—
Equity contracts:
Equity options	2,378.2	1,857.7
Equity futures	150.4	201.0
Credit contracts:
Credit default swaps	295.0	295.0
Other contracts:
Embedded derivatives	9,430.5	9,280.9
Total notional amounts at end of period	$67,477.2	$59,748.6

Credit exposure of derivative instruments
Interest rate contracts:
Interest rate swaps	$205.9	$291
Interest rate options	24.5	51.0
Interest rate forwards	15.3	2.9
Foreign exchange contracts:
Currency swaps	51.1	22.2
Currency forwards	0.4	—
Equity contracts:
Equity options	37.3	33.2
Credit contracts:
Credit default swaps	2.7	3.4
Total gross credit exposure	337.2	403.7
Less: collateral received	234.0	269.5
Net credit exposure	$103.2	$134.2

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

The fair value of our derivative instruments classified as assets and liabilities was as follows:

	Derivative assets (1)		Derivative liabilities (2)
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
	(in millions)
Derivatives designated as hedging
instruments
Interest rate contracts	$4.1	$—	$19	$27.8
Foreign exchange contracts	48.4	21.1	17.2	43.4
Total derivatives designated as hedging
instruments	$52.5	$21.1	$36.2	$71.2

Derivatives not designated as hedging
instruments
Interest rate contracts	$233.4	$336	$13	$33.1
Foreign exchange contracts	0.4	—	—	5.7
Equity contracts	37.3	33.2	90.9	48.9
Credit contracts	2.6	3.3	2.2	2.4
Other contracts	—	—	320.9	414.4
Total derivatives not designated as hedging
instruments	273.7	372.5	427.0	504.5

Total derivative instruments	$326.2	$393.6	$463.2	$575.7

(1) The fair value of derivative assets is reported with other investments on the consolidated statements of financial position.
(2) The fair value of derivative liabilities is reported with other liabilities on the consolidated statements of financial position, with the exception of certain embedded derivative liabilities. Embedded derivatives with a net liability fair value of $320.9 million and $414.4 million as of December 31, 2021 and December 31, 2020, respectively, are reported with contractholder funds on the consolidated statements of financial position.

Credit Derivatives Sold

When we sell credit protection, we are exposed to the underlying credit risk similar to purchasing a fixed maturity security instrument. Our credit derivative contracts sold reference a single name or reference security (referred to as “single name credit default swaps”). These instruments are either referenced in an OTC credit derivative transaction or embedded within an investment structure that has been fully consolidated into our financial statements.

These credit derivative transactions are subject to events of default defined within the terms of the contract, which normally consist of bankruptcy, failure to pay, or modified restructuring of the reference entity and/or issue. If a default event occurs for a reference name or security, we are obligated to pay the counterparty an amount equal to the notional amount of the credit derivative transaction. As a result, our maximum future payment is equal to the notional amount of the credit derivative. In certain cases, we also may have purchased credit protection with identical underlyings to certain of our sold protection transactions. As of December 31, 2021 and December 31, 2020, we did not purchase credit protection relating to our sold protection transactions. In certain circumstances, our potential loss could also be reduced by any amount recovered in the default proceedings of the underlying credit name.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

The following tables show our credit default swap protection sold by types of contract, types of referenced/underlying asset class and external agency rating for the underlying reference security. The maximum future payments are undiscounted and have not been reduced by the effect of any offsetting transactions, collateral or recourse features described above.

	December 31, 2021
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)
	(in millions)
Single name credit default swaps
Corporate debt
A	$20.0	$0.4	$20.0	3.5
BBB	110.0	1.7	110.0	3.0
Sovereign
A	20.0	0.5	20.0	3.5
Total credit default swap protection sold	$150.0	$2.6	$150.0	3.1

	December 31, 2020
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)
	(in millions)
Single name credit default swaps
Corporate debt
A	$20.0	$0.5	$20.0	4.5
BBB	115.0	2.1	115.0	3.9
Sovereign
A	20.0	0.6	20.0	4.5
BBB	15.0	0.1	15.0	1.0
Total credit default swap protection sold	$170.0	$3.3	$170.0	3.8

Fair Value and Cash Flow Hedges

Fair Value Hedges

    We use fixed-to-floating rate interest rate swaps to more closely align the interest rate characteristics of certain assets and have used them to align the interest rate characteristics of certain liabilities. In general, these swaps are used in asset and liability management to modify duration, which is a measure of sensitivity to interest rate changes.

The net interest effect of interest rate swap transactions for derivatives in fair value hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

The following amounts were recorded on the consolidated statements of financial position related to cumulative basis adjustments for fair value hedges. The amortized cost includes the amortized cost basis and the fair value hedging basis adjustment.

			Cumulative amount of fair
			value hedging basis adjustment
Line item in the consolidated statements			increase/(decrease) included in the
of financial position in which the	Amortized cost of hedged item		amortized cost of the hedged item
hedged item is included	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
	(in millions)
Fixed maturities, available-for-sale (1):
Active hedging relationships	$1,859.9	$476.1	$(7.1)	$21.4
Discontinued hedging relationships	79.7	135.1	2.8	5.2
Total fixed maturities, available-for-sale in
active or discontinued hedging relationships	$1,939.6	$611.2	$(4.3)	$26.6

(1)These amounts include the amortized cost basis of closed portfolios used to designate last-of-layer hedging relationships in which the hedged last layer amount is expected to remain at the end of the hedging relationship. As of December 31, 2021 and December 31, 2020, the amortized cost basis of the closed portfolios used in these hedging relationships was $1,390.4 million and $0.0 million, respectively, the cumulative basis adjustments associated with these hedging relationships was $(3.9) million and $0.0 million, respectively, and the amount of the designated hedged items were $510.0 million and $0.0 million, respectively.

Cash Flow Hedges

    We utilized floating-to-fixed rate interest rate swaps to eliminate the variability in cash flows of recognized financial assets and liabilities and forecasted transactions.

    We enter into currency exchange swap agreements to convert both principal and interest payments of certain foreign denominated assets and liabilities into U.S. dollar denominated fixed-rate instruments to eliminate the exposure to future currency volatility on those items.

The net interest effect of interest rate swap and currency swap transactions for derivatives in cash flow hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.

The following table shows the effect of derivatives in cash flow hedging relationships on the consolidated statements of financial position.

		Amount of gain (loss) recognized in AOCI on derivatives
Derivatives in cash flow		for the year ended December 31,
hedging relationships	Related hedged item	2021	2020	2019
		(in millions)
Interest rate contracts	Fixed maturities, available-for-sale	$—	$(3.0)	$(9.9)
Interest rate contracts	Investment contracts	4.1	—	—
Foreign exchange contracts	Fixed maturities, available-for-sale	53.4	(37.1)	(9.4)
Total		$57.5	$(40.1)	$(19.3)

We expect to reclassify net gains of $21.7 million from AOCI into net income in the next 12 months, which includes both net deferred gains on discontinued hedges and net gains on periodic settlements of active hedges. Actual amounts may vary from this amount as a result of market conditions.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Effect of Fair Value and Cash Flow Hedges on Consolidated Statements of Operations

The following tables show the effect of derivatives in fair value and cash flow hedging relationships and the related hedged items on the consolidated statements of operations.

	For the year ended December 31, 2021
			Benefits,
	Net investment	Net realized	claims and
	income related	capital gains	settlement
	to hedges	(losses) related to	expenses
	of fixed	hedges of fixed	related to
	maturities,	maturities,	hedges of
	available-	available-	investment
	for-sale	for-sale	contracts
	(in millions)
Total amounts of consolidated statement of operations line items in
which the effects of fair value and cash flow hedges are reported	$3,633.7	$(18.5)	$6,482.6

Losses on fair value hedging relationships:
Interest rate contracts:
Loss recognized on hedged item	$(28.7)	$—	$—
Gain recognized on derivatives	28.6	—	—
Amortization of hedged item basis adjustments	(1.8)	—	—
Amounts related to periodic settlements on derivatives	(10.0)	—	—
Total loss recognized for fair value hedging relationships	$(11.9)	$—	$—

Gains (losses) on cash flow hedging relationships:
Interest rate contracts:
Gain (loss) reclassified from AOCI on derivatives	$15.4	$—	$(0.1)
Gain reclassified from AOCI as a result that a forecasted
transaction is no longer probable of occurring	—	1.0	—
Amounts related to periodic settlements on derivatives	—	—	(0.4)

Foreign exchange contracts:
Gain reclassified from AOCI on derivatives	—	9.2	—
Amounts related to periodic settlements on derivatives	9.6	—	—
Total gain (loss) recognized for cash flow hedging relationships	$25.0	$10.2	$(0.5)

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

	For the year ended December 31, 2020
			Benefits,
	Net investment	Net realized	claims and
	income related	capital gains	settlement
	to hedges	related to	expenses
	of fixed	hedges of fixed	related to
	maturities,	maturities,	hedges of
	available-	available-	investment
	for-sale	for-sale	contracts
	(in millions)
Total amounts of consolidated statement of operations line items in
which the effects of fair value and cash flow hedges are reported	$3,324.9	$105.6	$7,837.5

Losses on fair value hedging relationships:
Interest rate contracts:
Gain recognized on hedged item	$3.3	$—	$—
Loss recognized on derivatives	(3.9)	—	—
Amortization of hedged item basis adjustments	(2.5)	—	—
Amounts related to periodic settlements on derivatives	(6.2)	—	—
Total loss recognized for fair value hedging relationships	$(9.3)	$—	$—

Gains (losses) on cash flow hedging relationships:
Interest rate contracts:
Gain (loss) reclassified from AOCI on derivatives	$18.1	$2.7	$(0.1)
Gain reclassified from AOCI as a result that a forecasted
transaction is no longer probable of occurring	—	0.1	—

Foreign exchange contracts:
Gain reclassified from AOCI on derivatives	—	6.3	—
Amounts related to periodic settlements on derivatives	8.2	—	—
Total gain (loss) recognized for cash flow hedging relationships	$26.3	$9.1	$(0.1)

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

	For the year ended December 31, 2019
			Benefits,
	Net investment	Net realized	claims and
	income related	capital gains	settlement
	to hedges	(losses) related to	expenses
	of fixed	hedges of fixed	related to
	maturities,	maturities,	hedges of
	available-	available-	investment
	for-sale	for-sale	contracts
	(in millions)
Total amounts of consolidated statement of operations line items in
which the effects of fair value and cash flow hedges are reported	$3,293.9	$(112.2)	$9,167.5

Losses on fair value hedging relationships:
Interest rate contracts:
Gain recognized on hedged item	$5.7	$—	$—
Loss recognized on derivatives	(6.0)	—	—
Amortization of hedged item basis adjustments	(4.2)	—	—
Amounts related to periodic settlements on derivatives	(3.4)	—	—
Total loss recognized for fair value hedging relationships	$(7.9)	$—	$—

Gains (losses) on cash flow hedging relationships:
Interest rate contracts:
Gain (loss) reclassified from AOCI on derivatives	$19.8	$(0.6)	$(0.1)
Gain reclassified from AOCI as a result that a forecasted
transaction is no longer probable of occurring	—	0.1	—

Foreign exchange contracts:
Gain reclassified from AOCI on derivatives	—	9.5	—
Amounts related to periodic settlements on derivatives	7.4	—	—
Total gain (loss) recognized for cash flow hedging relationships	$27.2	$9.0	$(0.1)

Derivatives Not Designated as Hedging Instruments

    Our use of futures, certain swaptions and swaps, option collars, options and forwards are effective from an economic standpoint, but they have not been designated as hedges for financial reporting purposes. As such, periodic changes in the market value of these instruments, which includes mark-to-market gains and losses as well as periodic and final settlements, primarily flow directly into net realized capital gains (losses) on the consolidated statements of operations.

The following table shows the effect of derivatives not designated as hedging instruments, including fair value changes of embedded derivatives that have been bifurcated from the host contract, on the consolidated statements of operations.

	Amount of gain (loss) recognized in
	net income on derivatives for the
	year ended December 31,
Derivatives not designated as hedging instruments	2021	2020	2019
	(in millions)
Interest rate contracts	$(33.8)	$342.7	$218.0
Foreign exchange contracts	(4.7)	7.7	(1.3)
Equity contracts	(81.1)	(95.8)	(132.9)
Credit contracts	0.1	1.8	(3.6)
Other contracts	86.0	(247.3)	(145.3)
Total	$(33.5)	$9.1	$(65.1)

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

7. Closed Block

In connection with the 1998 MIHC formation, we formed a Closed Block to provide reasonable assurance to policyholders included therein that, after the formation of the MIHC, assets would be available to maintain dividends in aggregate in accordance with the 1997 policy dividend scales, if the experience underlying such scales continued. Our assets were allocated to the Closed Block in an amount that produces cash flows which, together with anticipated revenue from policies and contracts included in the Closed Block, were expected to be sufficient to support the Closed Block policies. This includes, but is not limited to, provisions for payment of claims, certain expenses, charges and taxes, and to provide for continuation of policy and contract dividends in aggregate in accordance with the 1997 dividend scales, if the experience underlying such scales continues, and to allow for appropriate adjustments in such scales, if such experience changes. Due to adjustable life policies being included in the Closed Block, the Closed Block is charged with amounts necessary to properly fund for certain adjustments, such as face amount and premium increases, that are made to these policies after the Closed Block inception date. These amounts are referred to as Funding Adjustment Charges and are treated as capital transfers from the Closed Block.

Assets allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block. Closed Block assets and liabilities are carried on the same basis as other similar assets and liabilities. We will continue to pay guaranteed benefits under all policies, including the policies within the Closed Block, in accordance with their terms. If the assets allocated to the Closed Block, the investment cash flows from those assets and the revenues from the policies included in the Closed Block, including investment income thereon, prove to be insufficient to pay the benefits guaranteed under the policies included in the Closed Block, we will be required to make such payments from our general funds. No additional policies were added to the Closed Block, nor was the Closed Block affected in any other way, as a result of the demutualization.

A policyholder dividend obligation (“PDO”) is required to be established for higher than expected earnings in the Closed Block that will need to be paid as dividends unless future performance of the Closed Block is less favorable than originally expected. A model of the Closed Block was established to produce the pattern of expected earnings, assets and liabilities in the Closed Block. These projections are utilized to determine ratios that will allow us to compare actual cumulative earnings to expected cumulative earnings and determine the amount of the PDO. As of December 31, 2021 and 2020, the PDO was $210.7 million and $298.2 million, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Closed Block liabilities and assets designated to the Closed Block were as follows:

	December 31, 2021	December 31, 2020
	(in millions)
Closed Block liabilities
Future policy benefits and claims	$3,286.0	$3,423.2
Other policyholder funds	5.3	6.0
Policyholder dividends payable	176.6	189.0
Policyholder dividends obligation	210.7	298.2
Other liabilities	8.8	8.7
Total Closed Block liabilities	3,687.4	3,925.1

Assets designated to the Closed Block
Fixed maturities, available-for-sale	2,191.6	2,353.3
Fixed maturities, trading	2.4	2.6
Equity securities	1.0	1.1
Mortgage loans	554.9	565.9
Policy loans	425.2	456.8
Other investments	48.4	61.7
Total investments	3,223.5	3,441.4
Cash and cash equivalents	19.7	23.2
Accrued investment income	32.6	35.4
Premiums due and other receivables	8.4	8.3
Deferred tax asset	24.6	24.2
Total assets designated to the Closed Block	3,308.8	3,532.5
Excess of Closed Block liabilities over assets designated to the Closed Block	378.6	392.6
Amounts included in accumulated other comprehensive income	0.6	0.9
Maximum future earnings to be recognized from Closed Block assets and
liabilities	$379.2	$393.5

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

    Closed Block revenues and expenses were as follows:

	For the year ended December 31,
	2021	2020	2019
	(in millions)
Revenues
Premiums and other considerations	$196.1	$217.6	$227.6
Net investment income	137.6	143.6	154.4
Net realized capital gains (losses)	(4.6)	16.0	7.4
Total revenues	329.1	377.2	389.4

Expenses
Benefits, claims and settlement expenses	212.0	212.8	204.4
Dividends to policyholders	92.6	117.8	116.3
Operating expenses	2.3	2.7	2.9
Total expenses	306.9	333.3	323.6
Closed Block revenues, net of Closed Block expenses, before income taxes	22.2	43.9	65.8
Income taxes	3.9	8.4	12.9
Closed Block revenues, net of Closed Block expenses and income taxes	18.3	35.5	52.9
Funding adjustments	(4.0)	(2.2)	(3.0)
Closed Block revenues, net of Closed Block expenses, income taxes and
funding adjustments	$14.3	$33.3	$49.9

The change in maximum future earnings of the Closed Block was as follows:

	For the year ended December 31,
	2021	2020	2019
	(in millions)
Beginning of year	$393.5	$426.9	$476.8
Effects of implementation of accounting changes (1)	—	0.1	—
End of year	379.2	393.5	426.9
Change in maximum future earnings	$(14.3)	$(33.3)	$(49.9)

(1)Includes the effects of implementation of accounting changes related to credit losses in 2020.

    We charge the Closed Block with U.S. federal income taxes, payroll taxes, state and local premium taxes and other state or local taxes, licenses and fees as provided in the plan of reorganization.

8. Deferred Acquisition Costs

    Acquisition costs deferred and amortized were as follows:

	For the year ended December 31,
	2021	2020	2019
	(in millions)
Balance at beginning of year	$3,398.5	$3,509.9	$3,680.4
Costs deferred during the year	461.2	456.6	473.0
Amortized to expense during the year (1)	(284.2)	(386.9)	(345.8)
Adjustment related to unrealized (gains) losses on available-for-sale
securities and derivative instruments	173.6	(181.1)	(297.7)
Balance at end of year	$3,749.1	$3,398.5	$3,509.9

(1) Includes adjustments for revisions to EGPs.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

9. Insurance Liabilities

Contractholder Funds

    Major components of contractholder funds in the consolidated statements of financial position were as follows:

	December 31,
	2021	2020
	(in millions)
Liabilities for investment contracts:
Liabilities for individual annuities	$10,652.3	$12,864.1
GICs	12,206.0	11,858.0
Funding agreements	11,685.5	9,407.3
Other investment contracts	997.1	1,047.3
Total liabilities for investment contracts	35,540.9	35,176.7
Universal life and other reserves	7,416.4	7,296.6
Total contractholder funds	$42,957.3	$42,473.3

    Our GICs and funding agreements contain provisions limiting or prohibiting early surrenders, which typically include penalties for early surrenders, minimum notice requirements or, in the case of funding agreements with survivor options, minimum pre-death holding periods and specific maximum amounts.

Funding agreements include those issued directly to nonqualified institutional investors and those issued to the
FHLB Des Moines under their membership funding programs. As of December 31, 2021 and 2020, $4,252.4 million and $4,252.5 million, respectively, of liabilities were outstanding with respect to issuances under the program with FHLB Des Moines. In addition, we have five separate programs where the funding agreements have been issued directly or indirectly to unconsolidated special purpose entities. Claims for principal and interest under funding agreements are afforded equal priority to claims of life insurance and annuity policyholders under insolvency provisions of Iowa Insurance Laws.

We were authorized to issue up to $4.0 billion of funding agreements under a program established in 1998 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. As of both December 31, 2021 and 2020, $75.0 million of liabilities were outstanding with respect to the issuance outstanding under this program. We were also authorized to issue up to Euro 4.0 billion (approximately USD$5.3 billion) of funding agreements under a program established in 2006 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. The unaffiliated entity is an unconsolidated special purpose entity. As of December 31, 2021 and 2020, $0.0 million and $122.4 million, respectively, of liabilities were outstanding with respect to issuances outstanding under this program. We do not anticipate any new issuance activity under either of these programs due to the existence of the program established in 2011 described below.

In addition, we were authorized to issue up to $7.0 billion of funding agreements under a program established in 2001 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated special purpose entity. As of both December 31, 2021 and 2020, $201.8 million of liabilities were being held with respect to issuances outstanding under this program. We do not anticipate any new issuance activity under this program, given our December 2005 termination of the dealership agreement for this program and the availability of the program established in 2011 described below.

We were authorized to issue up to $5.0 billion of funding agreements under a program that was originally established in 2011 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated special purpose entity. In June 2015, this program was amended to authorize issuance of up to an additional $4.0 billion in recognition of the use of nearly all $5.0 billion of existing issuance authorization. In November 2017, this program was amended to authorize issuance of up to an additional $4.0 billion. In February 2021, this program was amended to authorize issuance of up to an additional $4.0 billion. As of December 31, 2021 and 2020, $7,156.3 million and $4,755.8 million, respectively, of liabilities were being held with respect to issuances outstanding under this program. Our payment obligations on each funding agreement issued under this program are guaranteed by PFG. The program established in 2011 is not registered with the United States Securities and Exchange Commission (“SEC”).

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Liability for Unpaid Claims

The liability for unpaid claims is reported in future policy benefits and claims within our consolidated statements of financial position. Activity associated with unpaid claims was as follows:

	For the year ended December 31,
	2021	2020	2019

	(in millions)
Balance at beginning of year	$2,534.9	$2,365.5	$2,252.7
Less: reinsurance recoverable	436.9	403.8	404.3
Net balance at beginning of year	2,098.0	1,961.7	1,848.4
Incurred:
Current year	1,572.5	1,376.8	1,361.3
Prior years	7.2	26.6	0.8
Total incurred	1,579.7	1,403.4	1,362.1
Payments:
Current year	1,025.0	863.8	869.4
Prior years	435.4	403.3	379.4
Total payments	1,460.4	1,267.1	1,248.8
Net balance at end of year	2,217.3	2,098.0	1,961.7
Plus: reinsurance recoverable	442.1	436.9	403.8
Balance at end of year	$2,659.4	$2,534.9	$2,365.5

Amounts not included in the rollforward above:
Claim adjustment expense liabilities	$59.5	$57.8	$57.9

    Incurred liability adjustments relating to prior years, which affected current operations during 2021, 2020 and 2019, resulted in part from developed claims for prior years being different than were anticipated when the liabilities for unpaid claims were originally estimated. These trends have been considered in establishing the current year liability for unpaid claims.

Short-Duration Contracts

Claims Development

    The following tables present undiscounted information about claims development by incurral year, including separate information about incurred claims and paid claims net of reinsurance for the periods indicated. The tables also include information on incurred but not reported claims and the cumulative number of reported claims.

The tables present information for the number of years for which claims incurred typically remain outstanding, but do not exceed ten years. The data is disaggregated into groupings of claims with similar characteristics, such as duration of the claim payment period and average claim amount, and with consideration to the overall size of the groupings. Outstanding liabilities equal total net incurred claims less total net paid claims plus outstanding liabilities for net unpaid claims of prior years.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

LTD and Group Life Waiver Claims

											Incurred	Cumulative
											but not	number of
											reported	reported
	Net incurred claims (1)										claims	claims
	December 31,
	2012	2013	2014	2015	2016	2017	2018	2019	2020	2021	2021	2021
	($ in millions)
Incurral
year
2012	$217.9	$200.0	$191.1	$189.5	$181.8	$174.8	$173.3	$171.9	$173.1	$172.2	$0.1	6,445
2013		219.3	203.3	188.4	190.7	182.3	179.5	177.1	173.4	174.5	0.1	7,051
2014			242.2	231.4	214.4	218.1	206.2	201.9	202.0	199.3	0.1	7,603
2015				231.0	227.2	217.2	215.3	208.2	210.0	211.8	0.1	7,180
2016					229.8	228.4	219.4	219.5	214.4	218.7	0.1	6,163
2017						238.4	239.7	243.1	245.8	245.2	0.1	6,080
2018							239.4	245.1	239.2	239.8	5.0	5,763
2019								255.2	248.4	240.4	7.5	5,917
2020									252.1	231.0	3.6	5,850
2021										259.7	97.3	3,271
Total net incurred claims										$2,192.6

	Net cumulative paid claims (1)
	December 31,
	2012	2013	2014	2015	2016	2017	2018	2019	2020	2021
	(in millions)
Incurral
year
2012	$13.8	$55.1	$80.8	$93.7	$104.6	$112.9	$120	$126.1	$131.5	$136.3
2013		12.5	55.0	81.4	97.0	106.4	116.4	123.2	129.0	134.9
2014			16.1	66.0	96.3	111.8	122.3	132.4	140.8	147.2
2015				16.9	67.0	98.0	114.6	126.8	137.1	146.5
2016					16.2	70.6	105.6	124.9	136.8	147.2
2017						17.8	76.5	115.0	135.9	151.7
2018							20.1	79.9	115.7	135.7
2019								19.2	79.7	117.5
2020									20.6	78.8
2021										19.8
Total net paid claims										1,215.6
All outstanding liabilities for unpaid claims prior to 2012 net of reinsurance										242.0
Total outstanding liabilities for unpaid claims net of reinsurance										$1,219.0

	(1) 2012-2020 unaudited.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Dental, Vision, STD, Critical Illness and Accident Claims

			Incurred	Cumulative
			but not	number of
			reported	reported
	Net incurred claims (1)		claims	claims
	December 31,
	2020	2021	2021	2021
	($ in millions)
Incurral year
2020	$679.8	$663.7	$—	3,079,517
2021		826.0	49.2	3,564,753
Total net incurred claims		$1,489.7

	Net cumulative
	paid claims (1)
	December 31,
	2020	2021
	(in millions)
Incurral year
2020	$609.5	$663.2
2021		753.4
Total net paid claims		1,416.6
All outstanding liabilities for unpaid claims prior to 2020 net of
reinsurance		—
Total outstanding liabilities for unpaid claims net of reinsurance		$73.1

(1) 2020 unaudited.
Group Life Claims

			Incurred	Cumulative
			but not	number of
			reported	reported
	Net incurred claims (1)		claims	claims
	December 31,
	2020	2021	2021	2021
	($ in millions)
Incurral year
2020	$270.6	$278.2	$0.9	6,251
2021		317.6	27.3	6,274
Total net incurred claims		$595.8

	Net cumulative
	paid claims (1)
	December 31,
	2020	2021
	(in millions)
Incurral year
2020	$219.3	$276.5
2021		243.9
Total net paid claims		520.4
All outstanding liabilities for unpaid claims prior to 2020 net of
reinsurance		4.8
Total outstanding liabilities for unpaid claims net of reinsurance		$80.2

(1) 2020 unaudited.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Reconciliation of Unpaid Claims to Liability for Unpaid Claims

    Our reconciliation of net outstanding liabilities for unpaid claims of short-duration contracts to the liability for unpaid claims follows:

	December 31, 2021
		Dental, Vision, STD,
	LTD and Group	Critical Illness and
	Life Waiver	Accident	Group Life	Consolidated
	(in millions)
Net outstanding liabilities for unpaid claims	$1,219.0	$73.1	$80.2	$1,372.3

Reconciling items:
Reinsurance recoverable on unpaid claims	46.5	—	—	46.5
Impact of discounting	(208.0)	—	—	(208.0)
Liability for unpaid claims - short-duration
contracts	$1,057.5	$73.1	$80.2	1,210.8
Insurance contracts other than short-duration				1,448.6
Liability for unpaid claims				$2,659.4

Claim Duration and Payout

    Our historical average percentage of claims paid in each year from incurral was as follows:

	December 31, 2021 (1)
		Dental, Vision, STD,
	LTD and Group Life	Critical Illness and
Year	Waiver	Accident	Group Life
1	7.9%	91.8%	80.3%
2	24.6	8.0	17.7
3	15.3
4	8.3
5	5.8
6	5.0
7	4.2
8	3.4
9	3.3
10	2.7

(1) Unaudited.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Discounting

    The following table provides the carrying amount of liabilities reported at present value for short-duration contract unpaid claims. We use a range of discount rates to derive the present value of the unpaid claims. The ranges of discount rates as well as the aggregate amount of discount deducted to derive the liabilities for unpaid claims and interest accretion recognized are also disclosed. Interest accretion is included in benefits, claims and settlement expenses within our consolidated statements of operations.

				Dental, Vision, STD,
	LTD and Group			Critical Illness and
	Life Waiver			Accident			Group Life
	($ in millions)
Carrying amount of liabilities for unpaid claims
December 31, 2021	$1,057.5			$73.1			$80.2
December 31, 2020	1,047.6			70.4			54.1
Range of discount rates
December 31, 2021	2.8	-	7.0%	—	-	—%	—	-	—%
December 31, 2020	2.8	-	7.0	—	-	—	—	-	—
Aggregate amount of discount
December 31, 2021	$208.0			$—			$—
December 31, 2020	214.5			—			—
Interest accretion
For the year ended:
December 31, 2021	$33.8			$—			$—
December 31, 2020	33.9			—			—
December 31, 2019	34.2			—			—

10. Debt

Short-Term Debt

The components of short-term debt were as follows:

			December 31, 2021
	Financing			Short-term debt
Obligor/Applicant	structure	Maturity	Capacity	outstanding
			(in millions)
PFG, PFS, PLIC as co-borrowers	Credit facility	November 2023	$600.0	$—
PFG, PFS, PLIC and Principal Financial Services V
(UK) Ltd as co-borrowers	Credit facility	November 2023	200.0	—
Total			$800.0	$—

			December 31, 2020
	Financing			Short-term debt
Obligor/Applicant	structure	Maturity	Capacity	outstanding
			(in millions)
PFG, PFS, PLIC as co-borrowers	Credit facility	November 2023	$600.0	$—
PFG, PFS, PLIC and Principal Financial Services V
(UK) Ltd as co-borrowers	Credit facility	November 2023	200.0	—
Total			$800.0	$—

    Our revolving credit facilities are committed and available for general corporate purposes. These credit facilities also provide 100% back-stop support for our commercial paper program, of which we had no outstanding balances as of both December 31, 2021 and 2020.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Long-Term Debt

    The components of long-term debt were as follows:

	December 31, 2021
		Net unamortized
		discount,
		premium and
		debt issuance	Carrying
	Principal	costs	amount
	(in millions)
Non-recourse mortgages and notes payable	$53.8	$0.2	$54.0
Total long-term debt	$53.8	$0.2	$54.0

	December 31, 2020
		Net unamortized
		discount,
		premium and
		debt issuance	Carrying
	Principal	costs	amount
	(in millions)
Non-recourse mortgages and notes payable	$55.6	$0.3	$55.9
Total long-term debt	$55.6	$0.3	$55.9

The non-recourse mortgages and notes payable are primarily financings for real estate developments. Outstanding principal balances as of December 31, 2021, ranged from $3.1 million to $14.4 million per development with interest rates ranging from 3.5% to 4.8%. Outstanding principal balances as of December 31, 2020, ranged from $3.1 million to $15.1 million per development with interest rates ranging from 3.5% to 4.8%. Outstanding debt is secured by the underlying real estate properties, which were reported as real estate on our consolidated statements of financial position with a carrying value of $198.3 million and $194.1 million as of December 31, 2021 and 2020, respectively.

As of December 31, 2021, future annual maturities of long-term debt were as follows (in millions):

Year ending December 31:
2022	$2.1
2023	24.6
2024	17.5
2025	0.4
2026	6.5
Thereafter	2.9
Total future maturities of long-term debt	$54.0

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

11. Income Taxes

Income Taxes (Benefits)

    Our income taxes (benefits) were as follows:

	For the year ended December 31,
	2021	2020	2019
	(in millions)
Current income taxes (benefits):
U.S. federal	$96.9	$19.1	$24.5
State	11.4	12.6	8.0
Tax benefit of operating loss carryforward	—	(0.1)	(0.3)
Total current income taxes	108.3	31.6	32.2
Deferred income taxes (benefits):
U.S. federal	124.4	128.5	113.2
State	0.5	—	(5.2)
Total deferred income taxes	124.9	128.5	108.0
Income taxes	$233.2	$160.1	$140.2

    Our income before income taxes was as follows:

	For the year ended December 31,
	2021	2020	2019
	(in millions)
Domestic	$1,686.8	$1,227.5	$1,262.8
Total income before income taxes	$1,686.8	$1,227.5	$1,262.8

Effective Income Tax Rate

Our provision for income taxes may not have the customary relationship of taxes to income. A reconciliation between the U.S. corporate income tax rate and the effective income tax rate was as follows:

	For the year ended December 31,
	2021	2020	2019
U.S. corporate income tax rate	21%	21%	21%
Dividends received deduction	(4)	(6)	(6)
Tax credits	(3)	(3)	(4)
Interest exclusion from taxable income	(1)	(1)	(1)
Low income housing tax credit amortization	1	1	1
Other	—	1	—
Effective income tax rate	14%	13%	11%

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Unrecognized Tax Benefits

    Our changes in unrecognized tax benefits were as follows:

	For the year ended December 31,
	2021	2020	2019
	(in millions)
Balance at beginning of period	$45.8	$57.2	$37.2
Additions based on tax positions related to the current year	1.3	1.3	0.1
Additions for tax positions of prior years	—	17.4	23.1
Reductions for tax positions related to the current year	(3.2)	(3.2)	(3.2)
Settlements	—	(13.4)	—
Expired statute of limitations	—	(13.5)	—
Balance at end of period (1)	$43.9	$45.8	$57.2

(1) Our 2021 effective income tax rate would not be impacted if unrecognized tax benefits were recognized. We recognize interest and penalties related to uncertain tax positions in operating expenses within the consolidated statements of operations.

As of December 31, 2021, 2020 and 2019, we had recognized $1.2 million, $1.1 million and $0.8 million of accumulated pre-tax interest and penalties related to unrecognized tax benefits, respectively. We do not believe there is a reasonable possibility the total amount of the unrecognized tax benefits will significantly increase or decrease in the next twelve months considering recent settlements and the status of current and pending Internal Revenue Service (“IRS”) examinations.

Net Deferred Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Our significant components of net deferred income taxes were as follows:

	December 31,
	2021	2020
	(in millions)
Deferred income tax assets:
Insurance liabilities	$—	$352.5
Tax credit carryforwards	—	4.3
Employee benefits	54.2	14.3
Other deferred income tax assets	—	19.6
Gross deferred income tax assets	54.2	390.7
Valuation allowance	(2.8)	—
Total deferred income tax assets	51.4	390.7
Deferred income tax liabilities:
Deferred acquisition costs	(594.5)	(530.3)
Investments, including derivatives	(278.0)	(260.0)
Net unrealized gains on available-for-sale securities	(1,070.7)	(1,555.5)
Real estate	(141.7)	(158.4)
Insurance liabilities	(21.6)	—
Intangible assets	(7.7)	(8.3)
Gain on sale of discontinued operations (1)	(189.5)	(196.6)
Other deferred income tax liabilities	(21.2)	—
Total deferred income tax liabilities	(2,324.9)	(2,709.1)
Total net deferred income tax liabilities	$(2,273.5)	$(2,318.4)

(1)Represents a deferred intercompany gain on the sale of PGI LLC to PFS, which was allocated to stockholder’s equity as the result of a taxable common control transaction on the standalone financials of the transferring entity.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Our net deferred income taxes by jurisdiction were as follows:

	December 31,
	2021	2020
	(in millions)
Deferred income tax liabilities:
U.S. federal	$(2,245.1)	$(2,285.0)
State	(28.4)	(33.4)
Total net deferred income tax liabilities	$(2,273.5)	$(2,318.4)

In management’s judgment, total deferred income tax assets are more likely than not to be realized. Included in the deferred income tax asset are tax carryforwards available to offset future taxable income or income taxes. As of December 31, 2021 and 2020, we had tax credit carryforwards for U.S. federal income tax purposes of $0.0 million and $4.3 million, respectively. Foreign and general business tax credit carryovers were generated during and since the period we utilized net operating losses, primarily attributable to our captive reinsurance companies that joined PFG’s consolidated U.S. federal income tax return beginning in 2012 and 2013. Alternative minimum tax credit carryforwards became refundable for the 2018 tax year under the 2020 CARES Act and were fully recovered. In addition, the foreign tax and general business credit carryforwards were fully utilized in 2020 and 2021, respectively.

As of both December 31, 2021 and 2020, state net operating loss carryforwards were $0.3 million and will expire between 2032 and 2040. As of December 31, 2021, all accumulated state net operating loss carryforwards are anticipated to be utilized before expiration; therefore, no valuation allowance has been provided for the related deferred income tax assets.

Other Tax Information

Income tax returns are filed in U.S. federal jurisdiction as well as various states where we and one or more of our subsidiaries conduct business. Although determined by jurisdiction, with few exceptions our tax uncertainties relate primarily to the U.S. federal jurisdiction. The IRS has completed examination of PFG’s consolidated U.S. federal income tax returns for years prior to 2015. IRS claims for refund for tax years 2004 through 2008, following settlement of a partnership matter with the Department of Justice in March 2019, were finalized in 2020 and have been received in full as of December 31, 2021. IRS claims for refund filed for tax years 2006 through 2008 were received in September 2020. In 2019, an IRS 30-day letter on examination of tax years 2009 through 2012 was received, the proposed adjustments found acceptable, and associated tax settlements subsequently occurred in 2020 prior to expiration of the extended statute of limitations. As of December 31, 2021 and 2020, we had $16.8 million and $58.4 million, respectively, of current income tax receivables associated with outstanding audit issues.

The IRS is currently auditing PFG’s consolidated U.S. federal income tax returns for tax years 2015-2018. The U.S. federal statute of limitations expired for years prior to 2009, except for pending audit issues. The extended statute expired on June 30, 2021, for 2009 through 2012 although effectively settled, and the original statute has expired for both 2013 and 2014. Tax years 2015 and forward remain open through statute extensions or the normal statute of limitations. The ultimate settlement of earlier tax years can be adjusted into subsequent tax years regardless of statute status. We do not expect the results of these audits, subsequent related adjustments or developments in other tax areas for all open tax years to significantly change the possible increase in the amount of unrecognized tax benefits, but the outcome of tax reviews is uncertain and unforeseen results can occur.

We believe we have adequate defenses against, or sufficient provisions for, contested issues, but final resolution could take several years depending on whether legal remedies are pursued. Consequently, we do not believe issues that might arise in tax years subsequent to 2014 will have a material impact on our net income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

12. Employee and Agent Benefits

PFG provides a U.S. qualified defined benefit pension plan, covering U.S. employees that meet certain eligibility requirements and certain agents contracted on or before December 31, 2018. A final average pay benefit formula has been in place for plan participants employed prior to January 1, 2002. For agents, this formula ended on December 31, 2018, and for employees the formula will end on December 31, 2022. The final average pay benefit is based on the years of service and generally the employee's or agent's average annual compensation during the last five years prior to the earliest of termination, retirement or the formula end date. A cash balance benefit was added on January 1, 2002. A participant's cash balance account is credited with an amount based on the participant’s salary, age and service. These credits accrue with interest. For plan participants hired on and after January 1, 2002, only the cash balance benefit applies. For pre-2002 participants, the pension benefit earned prior to the final average pay formula end date is the greater of the final average pay benefit or the cash balance benefit earned before the end date. They will also earn a new cash balance benefit for service after the formula end date. We reflect pension expense through our expense allocation agreement with PFG.

In addition, PFG sponsors non-qualified defined benefit plans subject to Section 409A of the Internal Revenue Code. This plan is for certain highly compensated employees and agents to replace the benefit that cannot be provided by the qualified defined benefit pension plan due to IRS limits. These nonqualified plans generally parallel the qualified plan but offer different payment options. No agent will become a new participant in the nonqualified plan after December 31, 2018.

We provide certain health care, life insurance and long-term care benefits for retired employees, their beneficiaries and covered dependents ("other postretirement benefits"). While virtually all U.S. employees continue to have access to the postretirement health care and life insurance benefits, only those U.S. employees that were hired prior to January 1, 2002, and retired prior to January 1, 2011, (post-65 medical) or January 1, 2020, (life insurance and pre-65 medical) were eligible to receive subsidized benefits. All others pay the full cost of coverage. The long-term care plan was subsidized only for those who retired prior to January 1, 2000, and is no longer accessible. The subsidy level for all benefits varies by plan, age, service and retirement date. Our policy is to fund the cost of providing retiree benefits in the years the employees are providing service, taking into account the funded status of the trust. PFG is the sponsor of the post-65 retiree medical plan for both employees and individual field agents.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Obligations and Funded Status

    The combined funded status, reconciled to amounts recognized in the consolidated statements of financial position relating to the other postretirement employee benefits plans, was as follows:

	December 31,
	2021	2020
	(in millions)
Change in benefit obligation
Benefit obligation at beginning of year	$(92.5)	$(86.3)
Interest cost	(1.8)	(2.4)
Actuarial gain (loss)	6.4	(10.2)
Participant contributions	(6.1)	(6.0)
Benefits paid	11.9	11.4
Plan amendments	—	1.0
Plan transfer due to change in sponsorship	2.9	—
Benefit obligation at end of year	$(79.2)	$(92.5)

Change in plan assets
Fair value of plan assets at beginning of year	$751.1	$705.3
Actual return on plan assets	(0.8)	49.8
Employer contribution	1.5	1.4
Participant contributions	6.1	6.0
Benefits paid	(11.9)	(11.4)
Assets re-designated for non-retiree benefits	(656.5)	—
Fair value of plan assets at end of year	$89.5	$751.1

Amount recognized in statement of financial position
Other assets	$10.3	$661.5
Other liabilities	—	(2.9)
Total	$10.3	$658.6

Amount recognized in accumulated other comprehensive income
Total net actuarial gain	$(20.7)	$(17.0)
Prior service cost	—	0.7
Pre-tax accumulated other comprehensive income	$(20.7)	$(16.3)

Other Postretirement Plan Changes and Plan Gains/Losses

For the year ended December 31, 2021, the other postretirement benefit plans had an actuarial gain primarily due to an increase in the discount rate and actual, along with projected, medical claim costs being lower than previously expected. For the year ended December 31, 2020, the other postretirement benefit plans had an actuarial loss primarily due to a decrease in the discount rate and a higher than expected number of retirees electing medical coverage with the elimination of subsidized benefits.

Effective January 1, 2021, the Long-Term Care Assistance Plan merged with the Principal Welfare Plan for Medicare Eligible Retirees and PFG became the plan sponsor. The result of the plan merger was a liability of $2.9 million moving to PFG. In addition, the net unrecognized actuarial loss of $2.0 million and the prior period service cost of $0.7 million from the long-term care plan moved to PFG with the plan merger.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Effective January 1, 2021, $656.5 million of assets in excess of the expected liability to cover the postretirement medical benefits for retirees were re-designated for non-retiree benefits. The elections were made pursuant to plan provisions, which provide for assets in excess of 125% of expected liabilities to fund other benefits covered under the plans. The re-designated assets, net of associated tax receivable impacts related to a tax adjustment to accumulated other comprehensive income, are not included as part of the asset balances presented in the footnote as they no longer qualify as plan assets in accordance with U.S. GAAP. The re-designated assets are included in equity securities and other investments on our consolidated statements of financial position beginning January 1, 2021.

Information for Other Postretirement Benefit Plans With an Accumulated Postretirement Benefit Obligation
in Excess of Plan Assets

	December 31,
	2021	2020
	(in millions)
Accumulated postretirement benefit obligation	$—	$2.9
Fair value of plan assets	—	—

Components of Other Postretirement Benefits Net Periodic Benefit Cost

	For the year ended December 31,
	2021	2020	2019
	(in millions)
Interest cost	$1.8	$2.4	$3.2
Expected return on plan assets	(3.5)	(34.8)	(32.0)
Amortization of prior service (benefit) cost	—	0.1	(0.1)
Recognized net actuarial (gain) loss	(0.4)	0.2	0.3
Net periodic benefit income	$(2.1)	$(32.1)	$(28.6)

The components of net periodic benefit cost including the service cost component are included in operating expenses on the consolidated statements of operations.

For the other postretirement benefit plans, actuarial gains and losses were amortized with use of the corridors allowed.

For the other postretirement benefit plans, amounts recognized in pre-tax accumulated other comprehensive (income) loss were as follows:

	For the year ended December 31,
	2021	2020
	(in millions)
Other changes recognized in accumulated other comprehensive income
Net actuarial gain	$(4.1)	$(4.8)
Prior service benefit	(0.7)	(1.0)
Amortization of gain (loss)	0.4	(0.2)
Amortization of prior service cost	—	(0.1)
Total recognized in pre-tax accumulated other comprehensive income	$(4.4)	$(6.1)
Total recognized in net periodic benefit cost and pre-tax accumulated
other comprehensive income	$(6.5)	$(38.2)

Net actuarial (gain) loss and net prior service cost benefit have been recognized in AOCI.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Assumptions

Weighted-average assumptions used for other postretirement benefit plans to determine benefit obligations as disclosed under the Obligations and Funded Status section

	December 31,
	2021	2020
Discount rate	2.55%	2.15%
Rate of compensation increase	N/A	N/A

Weighted average assumptions used for other postretirement benefit plans to determine net periodic benefit cost

	For the year ended December 31,
	2021	2020	2019
Discount rate (1)	2.15%	2.95%	3.95%
Expected long-term return on plan assets	4.25%	4.95%	5.20%
Rate of compensation increase	N/A	N/A	N/A %

(1)During the second quarter 2020, subsidy increases provided under the long-term care plan were capped at 5% per calendar year. This change was remeasured as of March 31, 2020. A discount rate of 2.95% was used until the remeasurement date at which time a discount rate of 2.90% was used.

For other postretirement benefits, the discount rate is determined by projecting future benefit payments inherent in the accumulated postretirement benefit obligation, and discounting those cash flows using a spot yield curve for high quality corporate bonds. The plans’ expected benefit payments are discounted to determine a present value using the yield curve and the discount rate is the level rate that produces the same present value. The 4.25% expected long-term return on plan assets for 2021 was based on the weighted average expected long-term asset returns for the medical, life and long-term care plans. The expected long-term rates for the home office medical/life and agent medical/life plans were 4.25% and 4.25%, respectively.

Assumed Health Care Cost Trend Rates Used to Determine Net Periodic Benefit Cost

	December 31,
	2021	2020
Health care cost trend rate assumed for next year under age 65	7.00%	6.75%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.50%	4.50%
Year that the rate reaches the ultimate trend rate (under age 65)	2030	2029

Other Postretirement Benefit Plan Assets

Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.

•Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets.
•Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset, either directly or indirectly.
•Level 3 – Fair values are based on significant unobservable inputs for the asset.

Our other postretirement benefit plan assets consist of cash, investments in fixed income security portfolios and investments in equity security portfolios. Because of the nature of cash, its carrying amount approximates fair value. The fair value of fixed income investment funds, U.S. equity portfolios and international equity portfolios is based on quoted prices in active markets for identical assets.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

The fair value of the other postretirement benefit plans’ assets by asset category as of the most recent measurement date was as follows:

	December 31, 2021
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Asset category
Cash and cash equivalents	$0.5	$0.5	$—	$—
Fixed income security portfolios (1)	41.8	41.8	—	—
U.S. equity portfolios (2)	32.9	32.9	—	—
International equity portfolios (3)	14.3	14.3	—	—
Total	$89.5	$89.5	$—	$—

	December 31, 2020
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Asset category
Cash and cash equivalents	$0.4	$0.4	$—	$—
Fixed income security portfolios (1)	610.1	590.8	19.3	—
U.S. equity portfolios (2)	93.8	28.5	65.3	—
International equity portfolios (3)	46.8	13.8	33.0	—
Total	$751.1	$633.5	$117.6	$—

(1)The portfolios invest in various fixed income securities, primarily of U.S. origin. These include, but are not limited to, corporate bonds, residential mortgage-backed securities, commercial mortgage-backed securities, U.S. Treasury securities, agency securities, asset-backed securities and collateralized mortgage obligations.
(2)The portfolios invest primarily in publicly traded equity securities of large U.S. companies.
(3)The portfolios invest primarily in publicly traded equity securities of non-U.S. companies.

As of December 31, 2020, $117.6 million of assets in cash, fixed income security portfolios, U.S. equity portfolios and international equity portfolios were included in a trust owned life insurance contract. Effective January 1, 2021, these assets were redesignated for other welfare benefits.

    We have established an investment policy that provides the investment objectives and guidelines for the other postretirement benefit plans. Our investment strategy is to achieve the following:

•Obtain a reasonable long-term return consistent with the level of risk assumed and at a cost of operation within prudent levels. Performance benchmarks are monitored.
•Ensure sufficient liquidity to meet the emerging benefit liabilities for the plans.
•Provide for diversification of assets in an effort to avoid the risk of large losses and maximize the investment return to the other postretirement benefit plans consistent with market and economic risk.

    In administering the other postretirement benefit plans’ asset allocation strategies, we consider the projected liability stream of benefit payments, the relationship between current and projected assets of the plan and the projected actuarial liabilities streams, the historical performance of capital markets adjusted for the perception of future short- and long-term capital market performance and the perception of future economic conditions.

According to our investment policy, the target asset allocation for the other postretirement benefit plans is:

Asset category	Target allocation
Fixed income security portfolios	50%
U.S. equity portfolios	35%
International equity portfolios	15%

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Estimated Future Benefit Payments

The estimated future benefit payments, which reflect expected future service are:

Other postretirement
benefits (gross benefit
payments, including
prescription drug benefits)
(in millions)
Year ending December 31:
2022	$12.5
2023	11.4
2024	10.4
2025	9.4
2026	8.2
2027-2031	30.8

    The above table reflects the total estimated future benefits to be paid from the plan, including both our share of the benefit cost and the participants' share of the cost, which is funded by their contributions to the plan. The assumptions used in calculating the estimated future benefit payments are the same as those used to measure the benefit obligation for the year ended December 31, 2021.

13. Contingencies, Guarantees, Indemnifications and Leases

Litigation and Regulatory Contingencies

We are regularly involved in litigation, both as a defendant and as a plaintiff, but primarily as a defendant. Litigation naming us as a defendant ordinarily arises out of our business operations as a provider of asset management and accumulation products and services, individual life insurance, specialty benefits insurance and our investment activities. Some of the lawsuits may be class actions, or purport to be, and some may include claims for unspecified or substantial punitive and treble damages.

We may discuss such litigation in one of three ways. We accrue a charge to income and disclose legal matters for which the chance of loss is probable and for which the amount of loss can be reasonably estimated. We may disclose contingencies for which the chance of loss is reasonably possible and provide an estimate of the possible loss or range of loss or a statement that such an estimate cannot be made. Finally, we may voluntarily disclose loss contingencies for which the chance of loss is remote in order to provide information concerning matters that potentially expose us to possible losses.

In addition, regulatory bodies such as state insurance departments, the SEC, the Financial Industry Regulatory Authority, the Department of Labor and other regulatory agencies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, Employee Retirement Income Security Act (“ERISA”) and laws governing the activities of broker-dealers. We receive requests from regulators and other governmental authorities relating to industry issues and may receive additional requests, including subpoenas and interrogatories, in the future.

On November 12, 2014, Frederick Rozo filed a class action lawsuit in the United States District Court for the Southern District of Iowa against us and PFG. PFG was later dismissed as a defendant. The Plaintiff alleged that defendants breached fiduciary duties and engaged in prohibited transactions under ERISA in connection with a general account guaranteed product known as the Principal Fixed Income Option (“PFIO”). On May 12, 2017, the district court certified a nationwide class of participants and beneficiaries who had funds invested in one of the PFIO contracts. On September 25, 2018, the district court granted our motion for summary judgment. On February 3, 2020, the Eighth Circuit Court of Appeals reversed that ruling and remanded the case back to the district court. A bench trial was held before the district court November 3-10, 2020. The court issued its ruling on April 8, 2021, and found in favor of us on all claims. The Plaintiff has appealed this ruling to the Eighth Circuit Court of Appeals. We will continue to aggressively defend the case.

While the outcome of any pending or future litigation or regulatory matter cannot be predicted, management does not believe any such matter will have a material adverse effect on our business or financial position. As of December 31, 2021, we had no estimated loss accrued related to the legal matter discussed above because we believe the chance of loss from this matter is not probable and the amount of loss cannot be reasonably estimated.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

To the extent such matters present a reasonably possible chance of loss, we are generally not able to estimate the possible loss or range of loss associated therewith. The outcome of such matters is always uncertain and unforeseen results can occur. It is possible that such outcomes could require us to pay damages or make other expenditures or establish accruals in amounts that we could not estimate at December 31, 2021.

Guarantees and Indemnifications

    In the normal course of business, we have provided guarantees to our ultimate parent, PFG, related to benefit payments of the nonqualified pension plans and the nonqualified deferred compensation plans. We also provided guarantees to third parties primarily related to a former subsidiary. The terms of these agreements range in duration and often are not explicitly defined. The maximum exposure under these agreements as of December 31, 2021, was approximately $259.0 million. At inception, the fair value of such guarantees was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. Should we be required to perform under these guarantees, we generally could recover a portion of the loss from third parties through recourse provisions included in agreements with such parties, the sale of assets held as collateral that can be liquidated in the event performance is required under the guarantees or other recourse generally available to us; therefore, such guarantees would not result in a material adverse effect on our business or financial position. While the likelihood is remote, such outcomes could materially affect net income in a particular quarter or annual period.

We are also subject to various other indemnification obligations issued in conjunction with divestitures, acquisitions and financing transactions whose terms range in duration and often are not explicitly defined. Certain portions of these indemnifications may be capped, while other portions are not subject to such limitations; therefore, the overall maximum amount of the obligation under the indemnifications cannot be reasonably estimated. At inception, the fair value of such indemnifications was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. While we are unable to estimate with certainty the ultimate legal and financial liability with respect to these indemnifications, we believe that performance under these indemnifications would not result in a material adverse effect on our business or financial position. While the likelihood is remote, performance under these indemnifications could materially affect net income in a particular quarter or annual period.

Guaranty Funds

Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. A state’s fund assesses its members based on their pro rata market share of written premiums in the state for the classes of insurance for which the insolvent insurer was engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments when an assessment is probable, can be reasonably estimated and when the event obligating us to pay has occurred. While we cannot predict the amount and timing of any future assessments, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. As of December 31, 2021 and 2020, the liability balance for guaranty fund assessments, which is not discounted, was $21.0 million and $21.1 million, respectively, and was reported within other liabilities in the consolidated statements of financial position. As of December 31, 2021 and 2020, $9.7 million and $9.6 million, respectively, related to premium tax offsets were included in premiums due and other receivables in the consolidated statements of financial position.

Leases

    As a lessee, we lease office space, data processing equipment, office furniture and office equipment under various operating leases. We also lease buildings and hardware storage equipment under finance leases. Lease assets and liabilities are recognized at the commencement of a lease based on the present value of lease payments over the lease term. We generally use our incremental borrowing rate based on the information available at the lease commencement date to determine the present value of lease payments. Lease term may include options to extend or terminate the lease when it is reasonably certain we will exercise the option. Leases with an initial term of twelve months or less are not recorded on the consolidated statements of financial position. We recognize lease expense for leases on a straight-line basis over the lease term. Some of our lease agreements include payments for property taxes, insurance, utilities or common area maintenance, which are not based on an index or rate. These payments are recognized in net income in the period in which the obligation has occurred.

    We sublease certain office space to third parties, which are primarily operating leases. We record sublease income on a straight-line basis over the lease term.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

    The lease assets and liabilities were as follows:

	December 31,
	2021	2020
	(in millions)
Assets
Operating lease assets (1)	$125.6	$128.8
Finance lease assets (1)	94.2	49.5
Total lease assets	$219.8	$178.3

Liabilities
Operating lease liabilities (2)	$118.3	$119.8
Finance lease liabilities (2)	94.8	50.1
Total lease liabilities	$213.1	$169.9

(1)Operating and finance lease assets are primarily reported within property and equipment on the consolidated statements of financial position.
(2)Operating and finance lease liabilities are reported within other liabilities on the consolidated statements of financial position.

The lease cost was as follows:

	For the year ended December 31,
	2021	2020	2019
	(in millions)
Finance lease cost (1):
Amortization of right-of-use assets	$30.5	$20.4	$14.5
Interest on lease liabilities	1.0	1.0	1.0
Operating lease cost (1)	37.6	30.5	29.4
Other lease cost (1) (2)	7.3	5.8	5.0
Sublease income (3)	(1.7)	(1.6)	(1.7)
Total lease cost	$74.7	$56.1	$48.2

(1)Finance, operating and other lease costs are primarily included in operating expenses on the consolidated statements of operations.
(2)Other lease cost primarily reflects variable and short-term lease costs.
(3)Sublease income is included in fees and other revenues on the consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Payments for operating leases for the years ended December 31, 2021, 2020 and 2019, were $36.0 million, $40.7 million and $31.6 million, respectively. Payments for finance leases for the years ended December 31, 2021, 2020 and 2019, were $31.4 million, $21.2 million and $15.1 million, respectively. The following represents future payments due by period for lease obligations:

	Operating leases	Finance leases	Total
	(in millions)
For the twelve months ending December 31:
2022	$27.5	$32.8	$60.3
2023	23.1	31.4	54.5
2024	18.3	23.7	42.0
2025	15.1	7.9	23.0
2026	11.9	0.5	12.4
2027 and thereafter	35.5	—	35.5
Total lease payments	131.4	96.3	227.7
Less: interest	13.1	1.5	14.6
Present value of lease liabilities	$118.3	$94.8	$213.1

    The weighted-average remaining lease term and weighted-average discount rates were as follows:

	For the year ended December 31,
	2021	2020	2019
Weighted-average remaining lease term (in years):
Operating leases	7.8	8.1	7.6
Finance leases	3.2	3.0	2.6

Weighted-average discount rate:
Operating leases	2.2%	2.4%	3.1%
Finance leases	1.1%	1.8%	2.7%
14. Stockholder's Equity

Other Comprehensive Income (Loss)

	For the year ended December 31, 2021
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized losses on available-for-sale securities during the period	$(2,313.3)	$490.5	$(1,822.8)
Reclassification adjustment for losses included in net income (1)	20.5	(4.3)	16.2
Adjustments for assumed changes in amortization patterns	171.4	(36.0)	135.4
Adjustments for assumed changes in policyholder liabilities	1,288.6	(270.5)	1,018.1
Net unrealized losses on available-for-sale securities	(832.8)	179.7	(653.1)

Net unrealized gains on derivative instruments during the period	66.7	(14.0)	52.7
Reclassification adjustment for gains included in net income (3)	(25.5)	5.4	(20.1)
Adjustments for assumed changes in amortization patterns	(0.2)	—	(0.2)
Adjustments for assumed changes in policyholder liabilities	1.6	(0.4)	1.2
Net unrealized gains on derivative instruments	42.6	(9.0)	33.6

Unrecognized postretirement benefit obligation during the period	2.3	(0.5)	1.8
Amortization of amounts included in net periodic benefit cost (4)	(0.4)	0.1	(0.3)
Net unrecognized postretirement benefit obligation	1.9	(0.4)	1.5

Other comprehensive loss	$(788.3)	$170.3	$(618)

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

	For the year ended December 31, 2020
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized gains on available-for-sale securities during the period	$3,268.3	$(690.8)	$2,577.5
Reclassification adjustment for gains included in net income (1)	(41.4)	9.4	(32.0)
Adjustments for assumed changes in amortization patterns	(179.0)	37.6	(141.4)
Adjustments for assumed changes in policyholder liabilities	(1,275.1)	267.7	(1,007.4)
Net unrealized gains on available-for-sale securities	1,772.8	(376.1)	1,396.7

Net unrealized losses on derivative instruments during the period	(28.1)	6.5	(21.6)
Reclassification adjustment for gains included in net income (3)	(27.1)	5.1	(22.0)
Adjustments for assumed changes in amortization patterns	2.7	(0.5)	2.2
Adjustments for assumed changes in policyholder liabilities	7.8	(1.6)	6.2
Net unrealized losses on derivative instruments	(44.7)	9.5	(35.2)

Unrecognized postretirement benefit obligation during the period	5.7	(1.2)	4.5
Amortization of amounts included in net periodic benefit cost (4)	0.3	(0.1)	0.2
Net unrecognized postretirement benefit obligation	6.0	(1.3)	4.7

Other comprehensive income	$1,734.1	$(367.9)	$1,366.2

	For the year ended December 31, 2019
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized gains on available-for-sale securities during the period	$4,107.0	$(865.2)	$3,241.8
Reclassification adjustment for losses included in net income (1)	51.0	(10.6)	40.4
Adjustments for assumed changes in amortization patterns	(293.0)	61.5	(231.5)
Adjustments for assumed changes in policyholder liabilities	(654.4)	137.4	(517.0)
Net unrealized gains on available-for-sale securities	3,210.6	(676.9)	2,533.7

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	5.2	(1.1)	4.1
Adjustments for assumed changes in amortization patterns	(1.4)	0.3	(1.1)
Noncredit component of impairment losses on fixed maturities,
available-for-sale (2)	3.8	(0.8)	3.0

Net unrealized losses on derivative instruments during the period	(0.5)	—	(0.5)
Reclassification adjustment for gains included in net income (3)	(28.7)	6.1	(22.6)
Adjustments for assumed changes in amortization patterns	3.1	(0.6)	2.5
Adjustments for assumed changes in policyholder liabilities	7.9	(1.9)	6.0
Net unrealized losses on derivative instruments	(18.2)	3.6	(14.6)

Unrecognized postretirement benefit obligation during the period	54.3	(11.4)	42.9
Amortization of amounts included in net periodic benefit cost (4)	0.2	—	0.2
Net unrecognized postretirement benefit obligation	54.5	(11.4)	43.1

Other comprehensive income	$3,250.7	$(685.5)	$2,565.2

(1)     Pre-tax reclassification adjustments relating to available-for-sale securities are reported in net realized capital gains (losses) on the consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

(2) Prior to 2020, represents the net impact of (1) unrealized gains resulting from reclassification of previously recognized noncredit impairment losses from OCI to net realized capital gains (losses) for fixed maturities with bifurcated OTTI that had additional credit losses or fixed maturities that previously had bifurcated OTTI that have now been sold or are intended to be sold and (2) unrealized losses resulting from reclassification of noncredit impairment losses for fixed maturities with bifurcated OTTI from net realized capital gains (losses) to OCI.
(3) See Note 6, Derivative Financial Instruments, under the caption “Effect of Fair Value and Cash Flow Hedges on Consolidated Statements of Operations” for further details.
(4) Amount is comprised of amortization of prior service cost (benefit) and recognized net actuarial (gain) loss, which is reported in operating expenses on the consolidated statements of operations. See Note 12, Employee and Agent Benefits, under the caption “Components of Net Periodic Benefit Cost” for further details.

Accumulated Other Comprehensive Income

		Noncredit
	Net unrealized	component of	Net unrealized	Unrecognized	Accumulated
	gains on	impairment losses	gains on	postretirement	other
	available-for-sale	on fixed maturities	derivative	benefit	comprehensive
	securities (1)	available-for-sale (2)	instruments	obligation	income
	(in millions)
Balances as of January 1, 2019	$69.2	$(47.1)	$68.3	$(34.9)	$55.5
Other comprehensive income during
the period, net of adjustments	2,493.3	—	8.0	42.9	2,544.2
Amounts reclassified from AOCI	40.4	3.0	(22.6)	0.2	21.0
Other comprehensive income	2,533.7	3.0	(14.6)	43.1	2,565.2
Balances as of December 31, 2019	2,602.9	(44.1)	53.7	8.2	2,620.7
Other comprehensive income during
the period, net of adjustments	1,428.7	—	(13.2)	4.5	1,420.0
Amounts reclassified from AOCI	(32.0)	—	(22.0)	0.2	(53.8)
Other comprehensive income	1,396.7	—	(35.2)	4.7	1,366.2
Effects of implementation of
accounting change related to
credit losses, net	(44.1)	44.1	—	—	—
Balances as of December 31, 2020	3,955.5	—	18.5	12.9	3,986.9
Other comprehensive loss during
the period, net of adjustments	(669.3)	—	53.7	1.8	(613.8)
Amounts reclassified from AOCI	16.2	—	(20.1)	(0.3)	(4.2)
Other comprehensive loss	(653.1)	—	33.6	1.5	(618.0)
Net assets transferred to affiliate due
to change in benefit plan
sponsorship	—	—	—	2.0	2.0
Balances as of December 31, 2021	$3,302.4	$—	$52.1	$16.4	$3,370.9

(1)Net unrealized losses on available-for-sale debt securities for which an allowance for credit loss has been recorded were $0.6 million and $2.6 million as of December 31, 2021 and 2020, respectively.
(2)Prior to the implementation of authoritative guidance in 2020, the noncredit component of impairment losses on fixed maturities, available-for-sale was included as a separate component of stockholder’s equity.

Dividend Limitations

Under Iowa law, we may pay dividends or make other distributions only from the earned surplus arising from our business and must receive the prior approval of the Commissioner of Insurance of the State of Iowa (“the Commissioner”) to pay stockholder dividends or make any other distribution if such distribution would exceed certain statutory limitations. Iowa law gives the Commissioner discretion to disapprove requests for distributions in excess of these limitations. Extraordinary dividends include those made, together with dividends and other distributions, within the preceding twelve months that exceed the greater of (i) 10% of our statutory policyholder surplus as of the previous year-end or (ii) the statutory net gain from operations from the previous calendar year, not to exceed earned surplus. Based on this limitation and 2021 statutory results, we could pay approximately $961.7 million in ordinary stockholder dividends in 2022 without prior regulatory approval. However, because the dividend test is based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2022, some or all of such dividends may be extraordinary and require regulatory approval.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

15. Fair Value Measurements

We use fair value measurements to record fair value of certain assets and liabilities and to estimate fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment contracts, are excluded from these fair value disclosure requirements.

Valuation Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

•Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.
•Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.
•Level 3 – Fair values are based on at least one significant unobservable input for the asset or liability.

Determination of Fair Value

The following discussion describes the valuation methodologies and inputs used for assets and liabilities measured at fair value on a recurring basis. The techniques utilized in estimating the fair value of financial instruments are reliant on the assumptions used. Care should be exercised in deriving conclusions about our business, its value or financial position based on the fair value information of financial instruments presented below.

Fair value estimates are made based on available market information and judgments about the financial instrument at a specific point in time. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. We validate prices through an investment analyst review process, which includes validation through direct interaction with external sources, review of recent trade activity or use of internal models. In circumstances where broker quotes are used to value an instrument, we generally receive one non-binding quote. Broker quotes are validated through an investment analyst review process, which includes validation through direct interaction with external sources and use of internal models or other relevant information. We did not make any significant changes to our valuation processes during 2021.

Fixed Maturities

Fixed maturities include bonds, ABS, redeemable preferred stock and certain non-redeemable preferred securities. When available, the fair value of fixed maturities is based on quoted prices of identical assets in active markets. These are reflected in Level 1 and primarily include U.S. Treasury bonds and actively traded redeemable corporate preferred securities.

When quoted prices of identical assets in active markets are not available, our first priority is to obtain prices from third party pricing vendors. We have regular interaction with these vendors to ensure we understand their pricing methodologies and to confirm they are utilizing observable market information. Their methodologies vary by asset class and include inputs such as estimated cash flows, benchmark yields, reported trades, broker quotes, credit quality, industry events and economic events. Fixed maturities with validated prices from pricing services, which includes the majority of our public fixed maturities in all asset classes, are generally reflected in Level 2. Also included in Level 2 are corporate bonds when quoted market prices are not available, for which an internal model using substantially all observable inputs or a matrix pricing valuation approach is used. In the matrix approach, securities are grouped into pricing categories that vary by sector, rating and average life. Each pricing category is assigned a risk spread based on studies of observable public market data from the investment professionals assigned to specific security classes. The expected cash flows of the security are then discounted back at the current Treasury curve plus the appropriate risk spread. Although the matrix valuation approach provides a fair valuation of each pricing category, the valuation of an individual security within each pricing category may also be impacted by company specific factors.

If we are unable to price a fixed maturity security using prices from third party pricing vendors or other sources specific to the asset class, we may obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information, to the extent available and where at least one significant unobservable input is utilized. These are reflected in Level 3 in the fair value hierarchy and can include fixed maturities across all asset classes. As of December 31, 2021, approximately 1% of our total fixed maturities were Level 3 securities valued using internal pricing models.

The primary inputs, by asset class, for valuations of the majority of our Level 2 investments from third party pricing vendors or our internal pricing valuation approach are described below.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

U.S. Government and Agencies/Non-U.S. Governments. Inputs include recently executed market transactions, interest rate yield curves, maturity dates, market price quotations and credit spreads relating to similar instruments.

States and Political Subdivisions. Inputs include Municipal Securities Rulemaking Board reported trades, U.S. Treasury and other benchmark curves, material event notices, new issue data and obligor credit ratings.

Corporate. Inputs include recently executed transactions, market price quotations, benchmark yields, issuer spreads and observations of equity and credit default swap curves related to the issuer. For private placement corporate securities valued through the matrix valuation approach inputs include the current Treasury curve and risk spreads based on sector, rating and average life of the issuance.

RMBS, CMBS, Collateralized Debt Obligations and Other Debt Obligations. Inputs include cash flows, priority of the tranche in the capital structure, expected time to maturity for the specific tranche, reinvestment period remaining and performance of the underlying collateral including prepayments, defaults, deferrals, loss severity of defaulted collateral and, for RMBS, prepayment speed assumptions. Other inputs include market indices and recently executed market transactions.

Equity Securities

Equity securities include mutual funds, common stock and non-redeemable preferred stock. Fair values of equity securities are determined using quoted prices in active markets for identical assets when available, which are reflected in Level 1. When quoted prices are not available, we may utilize internal valuation methodologies appropriate for the specific asset that use observable inputs such as underlying share prices or the net asset value (“NAV”), which are reflected in Level 2. Fair values might also be determined using broker quotes or through the use of internal models or analysis that incorporate significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities, which are reflected in Level 3.

Derivatives

The fair values of exchange-traded derivatives are determined through quoted market prices, which are reflected in Level 1. Exchange-traded derivatives include futures that are settled daily, which reduces their fair value in the consolidated statements of financial position. The fair values of OTC cleared derivatives are determined through market prices published by the clearinghouses, which are reflected in Level 2. The clearinghouses utilize the secured overnight financing rate (“SOFR”) curve in their valuation. Variation margin associated with OTC cleared derivatives is settled daily, which reduces their fair value in the consolidated statements of financial position. The fair values of bilateral OTC derivative instruments are determined using either pricing valuation models that utilize market observable inputs or broker quotes. The majority of our bilateral OTC derivatives are valued with models that use market observable inputs, which are reflected in Level 2. Significant inputs include contractual terms, interest rates, currency exchange rates, credit spread curves, equity prices and volatilities. These valuation models consider projected discounted cash flows, relevant swap curves and appropriate implied volatilities. Certain bilateral OTC derivatives utilize unobservable market data, primarily independent broker quotes that are nonbinding quotes based on models that do not reflect the result of market transactions, which are reflected in Level 3.

Our non-cleared derivative contracts are generally documented under ISDA Master Agreements, which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Collateral arrangements are bilateral and based on current ratings of each entity. We utilize the SOFR curve to value our positions. Counterparty credit risk is routinely monitored to ensure our adjustment for nonperformance risk is appropriate. Our centrally cleared derivative contracts are conducted with regulated centralized clearinghouses, which provide for daily exchange of cash collateral or variation margin equal to the difference in the daily market values of those contracts that eliminates the nonperformance risk on these trades.

Interest Rate Contracts. For non-cleared contracts, which include interest rate swaps and have included swaptions, we use discounted cash flow valuation techniques to determine the fair value using observable swap curves as the inputs. These are reflected in Level 2. We have forward contracts for which we obtain prices from third party pricing vendors. These are reflected in Level 2. For centrally cleared contracts we use published prices from clearinghouses. These are reflected in Level 2. In addition, we had interest rate options that were valued using broker quotes. These were reflected in Level 3.

Foreign Exchange Contracts. We use discounted cash flow valuation techniques that utilize observable swap curves and exchange rates as the inputs to determine the fair value of foreign currency swaps. These are reflected in Level 2. Currency forwards are valued using observable market inputs, including forward currency exchange rates. These are reflected in Level 2. In addition, we had a limited number of non-standard currency swaps that were valued using broker quotes. These were reflected within Level 3.

Equity Contracts. We use an option pricing model using observable implied volatilities, dividend yields, index prices and swap curves as the inputs to determine the fair value of equity options. These are reflected in Level 2.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Credit Contracts. We use either the ISDA Credit Default Swap Standard discounted cash flow model that utilizes observable default probabilities and recovery rates as inputs to determine the fair value of credit default swaps. These are reflected in Level 2. In addition, we have a limited number of credit default swaps that are valued using broker quotes. These are reflected within Level 3.

Other Investments

Other investments reported at fair value include invested assets of consolidated sponsored investment funds, unconsolidated sponsored investment funds, other investment funds reported at fair value, equity method real estate investments for which the fair value option was elected and certain redeemable and nonredeemable preferred stock. In addition, in 2019 we had commercial mortgage loans of a consolidated VIE for which the fair value option was elected.

The fair value of investment funds is determined using the NAV of the fund. The NAV of the fund represents the price at which we would be able to initiate a transaction. Investments for which the NAV represents a quoted price in an active market for identical assets are reflected in Level 1. Investments that do not have a quoted price in an active market are reflected in Level 2.

Commercial mortgage loans of a consolidated VIE were valued using the more observable fair value of the liabilities of the consolidated collateralized financing entity under the measurement alternative guidance and were reflected in Level 2. The liabilities were affiliated so were not reflected in our consolidated results. The trust was unwound in the third quarter of 2019.

Equity method real estate investments for which the fair value option was elected were reflected in Level 3. The equity method real estate investments consisted of underlying real estate and debt. The real estate fair value was estimated using a discounted cash flow valuation model that utilized public real estate market data inputs such as transaction prices, market rents, vacancy levels, leasing absorption, market cap rates and discount rates. The debt fair value was estimated using a discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements. The last equity method real estate investment for which the fair value option was elected was sold in the third quarter of 2021.

The fair value of certain redeemable and nonredeemable preferred stock is based on an internal model using unobservable inputs, which is reflected in Level 3. The redeemable preferred stock was sold in the third quarter of 2020.

Cash Equivalents

Certain cash equivalents are reported at fair value on a recurring basis and include money market instruments and other short-term investments with maturities of three months or less. Fair values of these cash equivalents may be determined using public quotations, when available, which are reflected in Level 1. When public quotations are not available, because of the highly liquid nature of these assets, carrying amounts may be used to approximate fair values, which are reflected in Level 2.

Separate Account Assets

Separate account assets include equity securities, debt securities, cash equivalents and derivative instruments, for which fair values are determined as previously described, and are reflected in Level 1, Level 2 and Level 3. Separate account assets also include commercial mortgage loans, for which the fair value is estimated by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of the loans. The market clearing spreads vary based on mortgage type, weighted average life, rating and liquidity. These are reflected in Level 3. Finally, separate account assets include real estate, for which the fair value is estimated using discounted cash flow valuation models that utilize various public real estate market data inputs. In addition, each property is appraised annually by an independent appraiser. The real estate included in separate account assets is recorded net of related mortgage encumbrances for which the fair value is estimated using discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements. The real estate within the separate accounts is reflected in Level 3.

Investment and Universal Life Contracts

Certain universal life, annuity and other investment contracts include embedded derivatives that have been bifurcated from the host contract and are measured at fair value on a recurring basis, which are reflected in Level 3. The key assumptions for calculating the fair value of the embedded derivative liabilities are market assumptions (such as equity market returns, interest rate levels, market volatility and correlations) and policyholder behavior assumptions (such as lapse, mortality, utilization and withdrawal patterns). Risk margins are included in the policyholder behavior assumptions. The assumptions are based on a combination of historical data and actuarial judgment. The embedded derivative liabilities are valued using models that incorporate a spread reflecting our own creditworthiness.

The assumption for our own nonperformance risk for investment contracts and any embedded derivatives bifurcated from certain universal life, annuity and investment contracts is based on the current market credit spreads for debt-like instruments we have issued and are available in the market.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Assets and Liabilities Measured at Fair Value on a Recurring Basis

    Assets and liabilities measured at fair value on a recurring basis were as follows:

	December 31, 2021
	Assets/	Amount
	(liabilities)	measured at	Fair value hierarchy level
	measured at	net asset
	fair value	value (4)	Level 1	Level 2	Level 3
	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,937.0	$—	$1,587.0	$350.0	$—
Non-U.S. governments	947.1	—	—	947.1	—
States and political subdivisions	9,216.4	—	—	9,124.0	92.4
Corporate	42,965.1	—	41.5	42,089.3	834.3
Residential mortgage-backed pass-
through securities	2,342.3	—	—	2,342.3	—
Commercial mortgage-backed securities	5,513.7	—	—	5,494.5	19.2
Collateralized debt obligations (1)	3,533.5	—	—	3,447.7	85.8
Other debt obligations	7,441.8	—	—	7,399.7	42.1
Total fixed maturities, available-for-sale	73,896.9	—	1,628.5	71,194.6	1,073.8
Fixed maturities, trading	233.3	—	0.5	227.9	4.9
Equity securities	508.2	—	463.5	44.7	—
Derivative assets (2)	326.2	—	—	325.6	0.6
Other investments	94.1	92.7	—	—	1.4
Cash equivalents	753.0	—	—	753.0	—
Sub-total excluding separate account
assets	75,811.7	92.7	2,092.5	72,545.8	1,080.7

Separate account assets	147,529.0	8,942.9	114,735.5	22,904.6	946.0
Total assets	$223,340.7	$9,035.6	$116,828	$95,450.4	$2,026.7

Liabilities
Investment and universal life contracts (3)	$(320.9)	$—	$—	$—	$(320.9)
Derivative liabilities (2)	(142.3)	—	—	(142.3)	—
Total liabilities	$(463.2)	$—	$—	$(142.3)	$(320.9)

Net assets	$222,877.5	$9,035.6	$116,828	$95,308.1	$1,705.8

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

	December 31, 2020
	Assets/	Amount
	(liabilities)	measured at	Fair value hierarchy level
	measured at	net asset
	fair value	value (4)	Level 1	Level 2	Level 3
	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,941.3	$—	$1,623.9	$317.4	$—
Non-U.S. governments	947.7	—	—	947.7	—
States and political subdivisions	9,080.2	—	—	9,080.2	—
Corporate	43,359.5	—	—	43,068.7	290.8
Residential mortgage-backed pass-
through securities	2,294.3	—	—	2,294.3	—
Commercial mortgage-backed securities	4,893.4	—	—	4,880.2	13.2
Collateralized debt obligations (1)	4,019.7	—	—	3,992.5	27.2
Other debt obligations	7,031.5	—	—	7,002.3	29.2
Total fixed maturities, available-for-sale	73,567.6	—	1,623.9	71,583.3	360.4
Fixed maturities, trading	233.2	—	0.5	232.7	—
Equity securities	71.2	—	27.2	44.0	—
Derivative assets (2)	393.6	—	—	393.0	0.6
Other investments	105.7	75.7	—	—	30.0
Cash equivalents	894.0	—	—	894.0	—
Sub-total excluding separate account
assets	75,265.3	75.7	1,651.6	73,147.0	391.0

Separate account assets	134,135.1	155.8	102,212.4	22,873.7	8,893.2
Total assets	$209,400.4	$231.5	$103,864.0	$96,020.7	$9,284.2

Liabilities
Investment and universal life contracts (3)	$(414.4)	$—	$—	$—	$(414.4)
Derivative liabilities (2)	(161.3)	—	—	(155.6)	(5.7)
Total liabilities	$(575.7)	$—	$—	$(155.6)	$(420.1)

Net assets	$208,824.7	$231.5	$103,864.0	$95,865.1	$8,864.1

(1)Primarily consists of collateralized loan obligations backed by secured corporate loans.
(2) Within the consolidated statements of financial position, derivative assets are reported with other investments and derivative liabilities are reported with other liabilities. The amounts are presented gross in the tables above to reflect the presentation on the consolidated statements of financial position; however, are presented net for purposes of the rollforward in the Changes in Level 3 Fair Value Measurements tables. Refer to Note 6, Derivative Financial Instruments, for further information on fair value by class of derivative instruments.
(3) Includes bifurcated embedded derivatives that are reported at net asset (liability) fair value within the same line item in the consolidated statements of financial position in which the host contract is reported.
(4) Certain investments are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy. Other investments using the NAV practical expedient consist of certain fund interests that are restricted until maturity with unfunded commitments totaling $10.2 million and $15.1 million as of December 31, 2021 and December 31, 2020, respectively. Separate account assets using the NAV practical expedient consist of hedge funds and a real estate fund with varying investment strategies that also have a variety of redemption terms and conditions. We do not have unfunded commitments associated with these funds.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Changes in Level 3 Fair Value Measurements

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) was as follows:

	For the year ended December 31, 2021

	Beginning			Net			Ending
	asset/	Total realized/unrealized		purchases,			asset/
	(liability)	gains (losses)		sales,			(liability)
	balance		Included in	issuances			balance
	as of	Included	other	and	Transfers	Transfers	as of
	January 1,	in net	comprehensive	settlements	into	out of	December 31,
	2021	income (2)	income (3)	(4)	Level 3	Level 3	2021
	(in millions)
Assets
Fixed maturities, available-
for-sale:
States and political
subdivisions	$—	$—	$12.5	$(0.4)	$80.3	$—	$92.4
Corporate	290.8	(21.9)	7.8	381.8	175.8	—	834.3
Commercial mortgage-backed
securities	13.2	(1.0)	(0.4)	7.4	—	—	19.2
Collateralized debt obligations	27.2	(2.0)	1.7	397.4	72.1	(410.6)	85.8
Other debt obligations	29.2	—	0.4	16.9	20.6	(25.0)	42.1
Total fixed maturities,
available-for-sale	360.4	(24.9)	22.0	803.1	348.8	(435.6)	1,073.8
Fixed maturities, trading	—	—	—	4.9	—	—	4.9
Other investments	30.0	12.4	—	(41.0)	—	—	1.4
Separate account assets (1)	8,893.2	313.8	—	(8,261.0)	—	—	946.0

Liabilities
Investment and universal life
contracts	(414.4)	67.0	—	26.5	—	—	(320.9)

Derivatives
Net derivative assets (liabilities)	(5.1)	(5.0)	—	10.7	—	—	0.6

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

	For the year ended December 31, 2020

	Beginning			Net			Ending
	asset/	Total realized/unrealized		purchases,			asset/
	(liability)	gains (losses)		sales,			(liability)
	balance		Included in	issuances			balance
	as of	Included	other	and	Transfers	Transfers	as of
	January 1,	in net	comprehensive	settlements	into	out of	December 31,
	2020	income (2)	income (3)	(4)	Level 3	Level 3	2020
	(in millions)
Assets
Fixed maturities, available-
for-sale:
Corporate	$81.7	$(0.9)	$5.2	$118	$342	$(255.2)	$290.8
Commercial mortgage-backed
securities	12.9	(1.3)	1.4	(0.1)	0.3	—	13.2
Collateralized debt obligations	199.0	(2.3)	(21.8)	182.5	—	(330.2)	27.2
Other debt obligations	91.3	—	(1.4)	(37.9)	46.1	(68.9)	29.2
Total fixed maturities,
available-for-sale	384.9	(4.5)	(16.6)	262.5	388.4	(654.3)	360.4
Fixed maturities, trading	0.3	—	—	—	—	(0.3)	—
Other investments	34.2	6.3	—	(10.5)	—	—	30.0
Separate account assets (1)	8,966.7	463.5	—	(537.0)	—	—	8,893.2

Liabilities
Investment and universal life
contracts	(151.2)	(244.0)	—	(19.2)	—	—	(414.4)

Derivatives
Net derivative assets (liabilities)	11.6	9.8	—	—	—	(26.5)	(5.1)

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

	For the year ended December 31, 2019

	Beginning			Net			Ending
	asset/	Total realized/unrealized		purchases,			asset/
	(liability)	gains (losses)		sales,			(liability)
	balance		Included in	issuances			balance
	as of	Included in	other	and	Transfers	Transfers	as of
	January 1,	in net	comprehensive	settlements	into	out of	December 31,
	2019	income (2)	income	(4)	Level 3	Level 3	2019
	(in millions)
Assets
Fixed maturities, available-
for-sale:
Non-U.S. governments	$4.6	$—	$—	$(4.6)	$—	$—	$—
Corporate	57.9	—	2.5	17.2	4.1	—	81.7
Commercial mortgage-backed
securities	9.5	(3.8)	3.4	2.4	3.7	(2.3)	12.9
Collateralized debt obligations	8.3	(2.6)	0.9	122.5	69.9	—	199.0
Other debt obligations	58.5	—	0.8	100.0	8.3	(76.3)	91.3
Total fixed maturities,
available-for-sale	138.8	(6.4)	7.6	237.5	86.0	(78.6)	384.9
Fixed maturities, trading	—	—	—	0.3	—	—	0.3
Other investments	17.2	5.9	—	1.1	10.0	—	34.2
Separate account assets (1)	8,444.0	735.5	—	(212.1)	—	(0.7)	8,966.7

Liabilities
Investment and universal life
contracts	(5.3)	(132.9)	—	(13.0)	—	—	(151.2)

Derivatives
Net derivative assets (liabilities)	3.5	(0.2)	—	8.3	—	—	11.6

(1) Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.
(2) Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized capital gains (losses) within the consolidated statements of operations. Realized and unrealized gains (losses) on certain securities with an investment objective to realize economic value through mark-to-market changes are reported in net investment income within the consolidated statements of operations. Changes in unrealized gains (losses) included in net income relating to positions still held were:

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

	For the year ended December 31,
	2021	2020	2019
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$(4.6)	$—	$—
Commercial mortgage-backed securities	(1.0)	(1.2)	(2.9)
Collateralized debt obligations	(2.0)	(2.2)	(2.6)
Total fixed maturities, available-for-sale	(7.6)	(3.4)	(5.5)
Other investments	12.5	5.3	6.0
Separate account assets	90.5	385.5	697.1

Liabilities
Investment and universal life contracts	65.9	(251.1)	(134.0)

Derivatives
Net derivative assets (liabilities)	—	9.9	3.9

(3) Changes in unrealized gains (losses) included in OCI relating to positions still held were:

	For the year ended December 31,
	2021	2020
	(in millions)
Assets
Fixed maturities, available-for-sale:
States and political subdivisions	$12.5	$—
Corporate	(0.7)	11.9
Commercial mortgage-backed securities	(0.4)	1.5
Collateralized debt obligations	1.9	(0.3)
Total fixed maturities, available-for-sale	13.3	13.1

(4) Gross purchases, sales, issuances and settlements were:

	For the year ended December 31, 2021
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
States and political subdivisions	$—	$—	$—	$(0.4)	$(0.4)
Corporate	626.6	(84.3)	—	(160.5)	381.8
Commercial mortgage-backed securities	7.7	—	—	(0.3)	7.4
Collateralized debt obligations	422.7	—	—	(25.3)	397.4
Other debt obligations	45.1	—	—	(28.2)	16.9
Total fixed maturities, available-for-sale	1,102.1	(84.3)	—	(214.7)	803.1
Fixed maturities, trading	4.9	—	—	—	4.9
Other investments	—	(41.0)	—	—	(41.0)
Separate account assets (5)	38.5	(8,206.2)	(191.5)	98.2	(8,261.0)

Liabilities
Investment and universal life contracts	—	—	(16.4)	42.9	26.5

Derivatives
Net derivative assets (liabilities)	—	10.7	—	—	10.7

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

	For the year ended December 31, 2020
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$169.2	$(5.5)	$—	$(45.7)	$118.0
Commercial mortgage-backed securities	—	—	—	(0.1)	(0.1)
Collateralized debt obligations	182.0	—	—	0.5	182.5
Other debt obligations	14.3	—	—	(52.2)	(37.9)
Total fixed maturities, available-for-sale	365.5	(5.5)	—	(97.5)	262.5
Other investments	0.5	(11.0)	—	—	(10.5)
Separate account assets (5)	309.2	(656.7)	(396.1)	206.6	(537.0)

Liabilities
Investment and universal life contracts	—	—	(41.0)	21.8	(19.2)

	For the year ended December 31, 2019
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$—	$—	$—	$(4.6)	$(4.6)
Corporate	41.9	(1.4)	—	(23.3)	17.2
Commercial mortgage-backed securities	2.4	—	—	—	2.4
Collateralized debt obligations	124.7	—	—	(2.2)	122.5
Other debt obligations	107.7	—	—	(7.7)	100.0
Total fixed maturities, available-for-sale	276.7	(1.4)	—	(37.8)	237.5
Fixed maturities, trading	0.5	—	—	(0.2)	0.3
Other investments	6.0	(4.9)	—	—	1.1
Separate account assets (5)	279.2	(524.4)	(280.4)	313.5	(212.1)

Liabilities
Investment and universal life contracts	—	—	(17.8)	4.8	(13.0)

Derivatives
Net derivative assets (liabilities)	1.9	6.4	—	—	8.3

(5)    Issuances and settlements include amounts related to mortgage encumbrances associated with real estate in our separate accounts.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Transfers

Transfers of assets and liabilities measured at fair value on a recurring basis between fair value hierarchy levels were as follows:

	For the year ended December 31, 2021
	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 3	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-sale:
States and political subdivisions	$—	$80.3	$—	$—
Corporate	—	175.8	—	—
Collateralized debt obligations	—	72.1	—	410.6
Other debt obligations	—	20.6	—	25.0
Total fixed maturities, available-for-sale	—	348.8	—	435.6

	For the year ended December 31, 2020
	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 3	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$—	$342	$—	$255.2
Commercial mortgage-backed securities	—	0.3	—	—
Collateralized debt obligations	—	—	—	330.2
Other debt obligations	—	46.1	—	68.9
Total fixed maturities, available-for-sale	—	388.4	—	654.3
Fixed maturities, trading	—	—	—	0.3

Derivatives
Net derivative assets (liabilities)	—	—	—	26.5

	For the year ended December 31, 2019
	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 3	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$—	$4.1	$—	$—
Commercial mortgage-backed securities	—	3.7	—	2.3
Collateralized debt obligations	—	69.9	—	—
Other debt obligations	—	8.3	—	76.3
Total fixed maturities, available-for-sale	—	86.0	—	78.6
Other investments	—	10.0	—	—
Separate account assets	—	—	—	0.7

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Assets transferred into Level 3 during 2021, 2020 and 2019, primarily included those assets for which we are now unable to obtain pricing from a recognized third party pricing vendor as well as assets that were previously priced using a matrix valuation approach that may no longer be relevant when applied to asset-specific situations. In addition, other investments transferred from Level 2 into Level 3 during 2019, included certain redeemable preferred stock for which at least one significant unobservable input is now used to determine fair value.

Assets transferred out of Level 3 during 2021, 2020 and 2019, included those for which we are now able to obtain pricing from a recognized third party pricing vendor or from internal models using substantially all market observable information.

Quantitative Information about Level 3 Fair Value Measurements

The following table provides quantitative information about the significant unobservable inputs used for recurring fair value measurements categorized within Level 3, excluding assets and liabilities for which significant quantitative unobservable inputs are not developed internally, which primarily consists of those valued using broker quotes. Refer to “Assets and liabilities measured at fair value on a recurring basis” for a complete valuation hierarchy summary.

	December 31, 2021
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$829.9	Discounted cash flow	Discount rate (1)	0.9%-15.5%	6.8%
			Illiquidity premium	0 basis points ("bps")-70bps	6bps
		Market comparables	Potential loss severity	39.4%	39.4%
			Probability of default	100.0%	100.0%
Commercial mortgage-backed securities	3.5	Discounted cash flow	Discount rate (1)	3.7%	3.7%
Collateralized debt obligations	45.9	Discounted cash flow	Discount rate (1)	3.0%-5.3%	4.0%
			Illiquidity premium	0bps-385bps	255bps
Other debt obligations	22.1	Discounted cash flow	Discount rate (1)	3.0%-10.0%	3.3%
			Illiquidity premium	225bps-500bps	237bps
Fixed maturities, trading	4.9	Discounted cash flow	Discount rate (1)	7.5%	7.5%

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

	December 31, 2021
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Separate account assets	946.0	Discounted cash flow - mortgage loans	Discount rate (1)	1.4%	1.4%
			Credit spread rate	120bps	120bps
		Discounted cash flow - real estate	Discount rate (1)	5.3%-10.0%	6.6%
			Terminal capitalization rate	4.3%-9.3%	5.6%
			Average market rent growth rate	1.6%-3.6%	2.7%
		Discounted cash flow - real estate debt	Loan to value	40.1%-58.5%	46.0%
			Market interest rate	2.5%-3.1%	2.7%

Liabilities
Investment and universal life contracts (6)	(320.9)	Discounted cash flow	Long duration interest rate	1.9% (3)	1.9%
			Long-term equity market volatility	19.8%-32.5%	22.5%
			Nonperformance risk	0.3%-1.1%	0.9%
			Utilization rate	See note (4)
			Lapse rate	1.3%-9.0%	4.7%
			Mortality rate	See note (5)

	December 31, 2020
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$286.1	Discounted cash flow	Discount rate (1)	0.9%-11.7%	7.3%
			Illiquidity premium	0bps-60bps	19bps
			Comparability adjustment	0bps-769bps	359bps
			Potential loss severity	54.6%	54.6%
			Probability of default	100.0%	100.0%
Commercial mortgage-backed securities	1.1	Discounted cash flow	Potential loss severity	78.4%	78.4%
			Probability of default	100.0%	100.0%

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

	December 31, 2020
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Collateralized debt obligations	0.7	Discounted cash flow	Potential loss severity	40.5%	40.5%
			Probability of default	100.0%	100.0%
Other debt obligations	0.8	Discounted cash flow	Discount rate (1)	10.0%	10.0%
			Illiquidity premium	500bps	500bps
Other investments	28.5	Discounted cash flow - real estate	Discount rate (1)	6.5%	6.5%
			Terminal capitalization rate	5.3%	5.3%
			Average market rent growth rate	2.6%	2.6%
		Discounted cash flow - real estate debt	Loan to value	52.6%	52.6%
			Credit spread	3.3%	3.3%
Separate account assets	8,893.2	Discounted cash flow - mortgage loans	Discount rate (1)	1.2%	1.2%
			Illiquidity premium	60bps	60bps
			Credit spread rate	110bps	110bps
		Discounted cash flow - real estate	Discount rate (1)	5.6%-11.9%	6.9%
			Terminal capitalization rate	4.5%-9.3%	5.7%
			Average market rent growth rate	1.5%-4.8%	3.0%
		Discounted cash flow - real estate debt	Loan to value	6.3%-74.2%	47.5%
			Market interest rate	2.0%-5.0%	3.4%

Liabilities
Investment and universal life contracts (6)	(414.4)	Discounted cash flow	Long duration interest rate	1.3%-1.4% (3)	1.4%
			Long-term equity market volatility	17.6%-26.9%	19.7%
			Nonperformance risk	0.1%-1.3%	0.9%
			Utilization rate	See note (4)
			Lapse rate	1.3%-9.3%	5.6%
			Mortality rate	See note (5)

(1)Represents market comparable interest rate or an index adjusted rate used as the base rate in the discounted cash flow analysis prior to any illiquidity or other adjustments, where applicable.
(2)Revenue multiples are amounts used when we have determined market participants would use such multiples to value the investments.
(3)Represents the range of rate curves used in the valuation analysis that we have determined market participants would use when pricing the instrument. Derived from interpolation between various observable swap rates.
(4)This input factor is the number of contractholders taking withdrawals as well as the amount and timing of the withdrawals and a range does not provide a meaningful presentation.
(5)This input is based on an appropriate industry mortality table and a range does not provide a meaningful presentation.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

(6)Includes bifurcated embedded derivatives that are reported at net asset (liability) fair value within the same line item in the consolidated statements of financial position in which the host contract is reported.

Market comparable discount rates are used as the base rate in the discounted cash flows used to determine the fair value of certain assets. The use of a higher or lower discount rate would have caused the fair value of the assets to significantly decrease or increase, respectively. Additionally, we may adjust the base discount rate or the modeled price by applying an illiquidity premium given the highly structured nature of certain assets. The use of a higher or lower illiquidity premium would have caused significant decreases or increases, respectively, in the fair value of the asset.

Embedded derivatives within our investment and universal life contracts liability can be in either an asset or liability position, depending on certain inputs at the reporting date. Increases to an asset or decreases to a liability are described as increases to fair value. The use of a higher or lower market volatility would have caused significant decreases or increases, respectively, in the fair value of embedded derivatives in investment and universal life contracts. Long duration interest rates are used as the mean return when projecting the growth in the value of associated account value and impact the discount rate used in the discounted future cash flows valuation. The amount of claims will increase if account value is not sufficient to cover guaranteed withdrawals. The use of higher or lower risk-free rates would have caused the fair value of the embedded derivative to significantly increase or decrease, respectively. The use of a higher or lower rate for our own credit risks, which impact the rates used to discount future cash flows, would have significantly increased or decreased, respectively, the fair value of the embedded derivative.

The use of a lower or higher mortality rate assumption would have caused the fair value of the embedded derivative to decrease or increase, respectively. The use of a lower or higher overall lapse rate assumption would have caused the fair value of the embedded derivative to decrease or increase, respectively. The lapse rate assumption may vary dynamically based on the relationship of the guarantee and associated account value. A stronger or weaker dynamic lapse rate assumption would have caused the fair value of the embedded derivative to decrease or increase, respectively. The utilization rate assumption includes how many contractholders will take withdrawals, when they will take them and how much of their benefit they will take. The use of a higher or lower assumption of the number of contractholders taking withdrawals would have caused the fair value of the embedded derivative to decrease or increase, respectively. Assuming contractholders take withdrawals earlier or later would have caused the fair value of the embedded derivative to decrease or increase, respectively. Assuming contractholders take more or less of their benefit would have caused the fair value of the embedded derivative to decrease or increase, respectively.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

No significant assets and liabilities were measured at fair value on a nonrecurring basis for the years ended December 31, 2021, 2020 and 2019.

Fair Value Option

We elected fair value accounting for:
•Certain commercial mortgage loans of a consolidated VIE for which it was not practicable for us to determine the carrying value. The consolidated VIE was unwound in the third quarter of 2019.
•Certain real estate ventures that were subject to the equity method of accounting because the nature of the investments was to add value to the properties and generate income from the operations of the properties. Other equity method real estate investments were not fair valued because the investments mainly generated income from the operations of the underlying properties. The last equity method real estate investment for which the fair value option was elected was sold in the third quarter of 2021.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

The following tables present information regarding the assets and liabilities for which the fair value option was elected.

	December 31,
	2021	2020
	(in millions)
Real estate ventures (1)
Fair value	$—	$28.5

(1)Reported with other investments in the consolidated statements of financial position.

	For the year ended December 31,
	2021	2020	2019
	(in millions)
Commercial mortgage loans of consolidated VIEs
Change in fair value pre-tax gain (loss) (1) (2)	$—	$—	$0.1
Interest income (3)	—	—	0.3

Real estate ventures
Change in fair value pre-tax gain (4)	12.5	5.3	6.0

(1)None of the change in fair value related to instrument-specific credit risk.
(2)Reported in net realized capital gains (losses) on the consolidated statements of operations.
(3)Reported in net investment income on the consolidated statements of operations and recorded based on the effective interest rates as determined at the closing of the loan.
(4)Reported in net investment income on the consolidated statements of operations.

Financial Instruments Not Reported at Fair Value

The carrying value and estimated fair value of financial instruments not recorded at fair value on a recurring basis but required to be disclosed at fair value were as follows:

	December 31, 2021
			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3
	(in millions)
Assets (liabilities)
Mortgage loans	$18,908.3	$19,842.3	$—	$—	$19,842.3
Policy loans	705.0	888.9	—	—	888.9
Other investments	290.4	281.2	—	185.0	96.2
Cash and cash equivalents	475.6	475.6	475.6	—	—
Investment contracts	(35,249.5)	(35,534.9)	—	(7,454.3)	(28,080.6)
Long-term debt	(54.0)	(38.0)	—	—	(38.0)
Separate account liabilities	(131,096.8)	(130,152.8)	—	—	(130,152.8)
Bank deposits (1)	(373.3)	(372.8)	—	(372.8)	—
Cash collateral payable	(204.4)	(204.4)	(204.4)	—	—

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

	December 31, 2020
			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3
	(in millions)
Assets (liabilities)
Mortgage loans	$16,506.1	$17,925.7	$—	$—	$17,925.7
Policy loans	723.8	966.7	—	—	966.7
Other investments	285.2	276.4	—	185.0	91.4
Cash and cash equivalents	754.5	754.5	754.5	—	—
Investment contracts	(34,788.3)	(36,085.5)	—	(5,276.9)	(30,808.6)
Long-term debt	(55.9)	(41.2)	—	—	(41.2)
Separate account liabilities	(119,133.1)	(118,117.1)	—	—	(118,117.1)
Bank deposits (1)	(423.5)	(429.7)	—	(429.7)	—
Cash collateral payable	(219.9)	(219.9)	(219.9)	—	—

(1)Excludes deposit liabilities without defined or contractual maturities.

16. Statutory Insurance Financial Information

We, the largest indirect subsidiary of PFG, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa (the “Iowa Insurance Division”). The Iowa Insurance Division recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company to determine its solvency under the Iowa Insurance Law. The National Association of Insurance Commissioners' (“NAIC”) Accounting Practices and Procedures Manual has been adopted as a component of prescribed practices by the State of Iowa. The Commissioner has the right to permit other specific practices that deviate from prescribed practices. Statutory accounting practices differ from U.S. GAAP primarily due to charging policy acquisition costs to expense as incurred, establishing reserves using different actuarial assumptions, valuing investments on a different basis and not admitting certain assets, including certain net deferred income tax assets.

We cede certain term and universal life insurance statutory reserves to our affiliated reinsurance subsidiaries on a funds withheld coinsurance basis. The reserves are secured by cash, invested assets and financing provided by highly rated third parties. As of December 31, 2021 and 2020, our affiliated reinsurance subsidiaries assumed statutory reserves of $10,085.7 million and $8,978.2 million from us, respectively. In the states of Vermont and Delaware, the affiliated reinsurers had permitted and prescribed practices allowing for the admissibility of certain assets backing these reserves. As of December 31, 2021 and 2020, assets admitted under these practices totaled $4,146.0 million and $3,731.0 million, respectively.

    Life and health insurance companies are subject to certain risk-based capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. As of December 31, 2021, we met the minimum RBC requirements.

Our statutory net income and statutory capital and surplus were as follows:

	As of or for the year ended December 31,
	2021	2020	2019
	(in millions)
Statutory net income	$864.0	$915.9	$989.3
Statutory capital and surplus	5,375.2	5,682.4	5,193.4

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

17. Revenues from Contracts with Customers

Administrative Service Fee Revenue

    We offer service and trust agreements for defined contribution retirement plans, including 401(k) plans, 403(b) plans, and employee stock ownership plans. The investment components of these service agreements are in the form of mutual fund offerings. In addition, plan sponsor retirement plan trust and custody services are also available through an affiliated trust company.

•Fees and other revenues are earned for administrative activities performed for the defined contribution retirement plans including recordkeeping and reporting as well as trust and custody, asset management and investment services. The majority of these activities are performed daily over time. Fee-for-service transactions are also provided upon client request. These services are considered distinct or grouped into a bundle until a distinct performance obligation is identified. Some performance obligations are considered a series of distinct services, which are substantially the same and have the same pattern of transfer to the customer.

•Fees and other revenues can be based on a fixed contractual rate for these services or can be variable based upon contractual rates applied to the market value of the client's investment portfolio each day. If the consideration for this series of performance obligations is based on daily market value, it is considered variable each day as the services are performed over time. The consideration becomes unconstrained and thus recognized as revenue for each day’s series of distinct services once the market value of the clients’ investment portfolios is determined at market close or carried over at the end of the day for days when the market is closed. Additionally, fixed fees and other revenues are recognized point-in-time as fee-for-service transactions upon completion.

We offer administrative services performed for our fee-for-service products, nonqualified benefit plans, separate accounts and dental networks.

•Fees and other revenues are earned for administrative services performed, which include recordkeeping and reporting services. Services within contracts are not distinct on their own; however, we combine the services into a distinct bundle and account for the bundle as a single performance obligation, which is satisfied over time utilizing the output method as services are rendered. The transaction price corresponds with the performance completed to date, for which the value is recognized as revenue during the period. Variability of consideration is resolved at the end of each period and payments are due when billed.

Deposit Account Fee Revenue

    We offer individual retirement accounts (“IRAs”) through Principal Bank, which are primarily funded by retirement savings rolled over from qualified retirement plans. The IRAs are held in savings accounts, money market accounts and certificates of deposit. Revenues are earned through fees as the performance of establishing and maintaining IRA accounts is completed. Fee-for-service transactions are also provided upon client request. The establishment fees and annual maintenance fees are accrued into earnings over a period of time using the average account life. Upfront and recurring bank fees are related to performance obligations that have the same pattern of transfer to the customer and are recognized in income over time with control transferred to the customers utilizing the output method. These fees are based on a fixed contractual rate. Fixed fees and other revenues are also recognized point-in-time as fee-for-service transactions upon completion.

Commission Income

Commission income is earned through sponsored brokerage services. Performance obligations are satisfied at a point in time, upon delivery of a placed case, and the transaction price calculated per the compensation schedule is recognized as revenue. Additionally, commission income is earned on advisory services provided to customers. The revenues are earned over time as the service is performed based upon contractual rates applied to the market value of the clients’ portfolios.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Disaggregation of Revenues from Contracts with Customers

    The following table summarizes the disaggregation of revenues from contracts with customers and reconciles totals to those reported in the consolidated financial statements. Revenues from contracts with customers are included in fees and other revenues on the consolidated statements of operations.

	For the year ended December 31,
	2021	2020	2019

	(in millions)
Administrative service fee revenue	$432.7	$280.9	$283.2
Deposit account fee revenue	9.2	8.4	9.3
Commission income	34.6	27.0	26.9
Other fee revenue	3.8	2.4	2.5
Total revenues from contracts with customers	480.3	318.7	321.9
Fees and other revenues not within the scope of revenue
recognition guidance (1)	2,199.3	2,034.9	2,074.8
Total fees and other revenues per consolidated statements of
operations	$2,679.6	$2,353.6	$2,396.7

(1)     Fees and other revenues not within the scope of the revenue recognition guidance primarily represent revenue on contracts accounted for under the financial instruments or insurance contracts standards.

Contract Costs

    Sales compensation and other incremental costs of obtaining a contract are capitalized and amortized over the period of contract benefit if the costs are expected to be recovered. The contract cost asset, which is included in other assets on the consolidated statements of financial position, was $41.8 million and $40.9 million as of December 31, 2021 and 2020, respectively.
We apply the practical expedient for certain costs where we recognize the incremental costs of obtaining these contracts as an expense when incurred if the amortization period of the assets is one year or less. These costs, along with costs that are not deferrable, are included in operating expenses on the consolidated statements of operations.

Deferred contract costs consist primarily of commissions and variable compensation. We amortize capitalized contract costs on a straight-line basis over the expected contract life, reflecting lapses as they are incurred. Deferred contract costs are subject to impairment testing on an annual basis, or when a triggering event occurs that could warrant an impairment. To the extent future revenues less future maintenance expenses are not adequate to cover the asset balance, an impairment is recognized. For the years ended December 31, 2021, 2020 and 2019, $7.3 million, $7.2 million and $7.5 million, respectively, of amortization expense was recorded in operating expenses on the consolidated statements of operations and no impairment loss was recognized in relation to the costs capitalized.

18. Stock-Based Compensation Plans

As of December 31, 2021, our ultimate parent, PFG, sponsored the 2021 Stock Incentive Plan, the 2014 Stock Incentive Plan, the Employee Stock Purchase Plan, the Amended and Restated 2010 Stock Incentive Plan and the Stock Incentive Plan ("Stock-Based Compensation Plans"), which resulted in expense to us. No new grants will be made under the 2014 Stock Incentive Plan, the Amended and Restated 2010 Stock Incentive Plan or the Stock Incentive Plan. Under the terms of the 2021 Stock Incentive Plan grants may be nonqualified stock options, incentive stock options qualifying under Section 422 of the Internal Revenue Code, restricted stock, restricted stock units, stock appreciation rights, performance shares, performance units or other stock-based awards. To date, PFG has not granted any incentive stock options, restricted stock or performance units under any plans. As part of our fair value process, for each stock-based compensation plan, we assess the impact of material nonpublic information on PFG’s share price or expected volatility, as applicable, at the time of grant. No awards in 2021 required a fair value adjustment.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

For awards with graded vesting, we use an accelerated expense attribution method. The compensation cost that was charged against net income for stock-based awards granted under the Stock-Based Compensation Plans was as follows:

	For the year ended December 31,
	2021	2020	2019
	(in millions)
Compensation cost	$25.2	$24.4	$21.9
Related income tax benefit	4.3	4.0	4.1
Capitalized as part of an asset	1.4	1.5	1.7

Nonqualified Stock Options
    Nonqualified stock options were granted to certain employees under the 2014 Stock Incentive Plan, the Amended and Restated 2010 Stock Incentive Plan and the Stock Incentive Plan. Options outstanding were granted at an exercise price equal to the fair market value of PFG common stock on the date of grant and expire ten years after the grant date. These options have graded vesting over a three-year period, except in the case of specific types of terminations.

    The fair value of stock options is estimated using the Black-Scholes option pricing model. The following is a summary of the assumptions used in this model for the stock options granted during the period:

	For the year ended December 31,
Options	2021	2020	2019
Expected volatility	34.2%	25.7%	23.3%
Expected term (in years)	7.0	7.0	7.0
Risk-free interest rate	1.2%	1.3%	2.6%
Expected dividend yield	3.82%	4.33%	4.07%
Weighted average estimated fair value	$15.67	$9.64	$10.00

We determine expected volatility based on a combination of historical volatility using daily price observations and implied volatility from traded options on PFG common stock. We believe that incorporating both historical and implied volatility into our expected volatility assumption calculation better reflects market expectations. The expected term represents the period of time that options granted are expected to be outstanding. We determine expected term using historical exercise and employee termination data. The risk-free rate for periods within the expected term of the option is based on the U.S. Treasury risk-free interest rate in effect at the time of grant. The dividend yield is based on historical dividend distributions compared to the closing price of PFG common shares on the grant date.

    As of December 31, 2021, we had $2.4 million of total unrecognized compensation cost related to nonvested stock options. The cost is expected to be recognized over a weighted-average service period of approximately 1.8 years.

Performance Share Awards

    Performance share awards were granted to certain employees under the 2014 Stock Incentive Plan and the Amended and Restated 2010 Stock Incentive Plan. The performance share awards are treated as an equity award and are paid in shares. Whether the performance shares are earned depends upon the participant's continued employment through the performance period (except in the case of specific types of terminations) and PFG’s performance against three-year goals set at the beginning of the performance period. Performance goals based on various PFG factors must be achieved for any of the performance shares to be earned. If the performance requirements are not met, the performance shares will be forfeited, no compensation cost will be recognized and any previously recognized compensation cost will be reversed. These awards have no maximum contractual term. Dividend equivalents are credited on performance shares outstanding as of the record date. These dividend equivalents are only paid on the shares released.

The fair value of performance share awards is determined based on the closing stock price of PFG common shares on the grant date. The weighted-average grant-date fair value of performance share awards granted during 2021, 2020 and 2019 was $58.68, $51.73 and $53.09, respectively.

As of December 31, 2021, we had $4.0 million of total unrecognized compensation cost related to nonvested performance share awards granted. The cost is expected to be recognized over a weighted-average service period of approximately 1.8 years.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2021

Restricted Stock Units
    Restricted stock units were granted to certain employees and agents under the 2021 Stock Incentive Plan and the 2014 Stock Incentive Plan. Restricted stock units are treated as equity awards and are paid in shares. Under these plans, awards have graded or cliff vesting over a three-year service period. When service for PFG ceases (except in the case of specific types of terminations), all vesting stops and unvested units are forfeited. These awards have no maximum contractual term. Dividend equivalents are credited on restricted stock units outstanding as of the record date. These dividend equivalents are only paid on the shares released.

The fair value of restricted stock units is determined based on the closing stock price of PFG common shares on the grant date. The weighted-average grant-date fair value of restricted stock units granted during 2021, 2020 and 2019 was $59.38, $49.33 and $53.19, respectively.

As of December 31, 2021, we had $22.1 million of total unrecognized compensation cost related to nonvested restricted stock unit awards granted under these plans. The cost is expected to be recognized over a weighted-average period of approximately 1.7 years.

Employee Stock Purchase Plan

    Under the Employee Stock Purchase Plan, participating employees have the opportunity to purchase shares of PFG common stock on a quarterly basis. Employees may purchase up to $25,000 in PFG stock value annually. Employees were able to purchase shares of PFG common stock at a price equal to 85% of the shares' fair market value as of the beginning or end of the purchase period, whichever was lower, through 2021. Beginning January 2022, employees may purchase shares of PFG common stock at a price equal to 90% of the shares' fair market value as of the end of the purchase period.

    We recognize compensation expense for the fair value of the discount granted to employees participating in the employee stock purchase plan in the period of grant. Shares of the Employee Stock Purchase Plan are treated as an equity award. The weighted-average fair value of the discount on the stock purchased was $15.64, $11.33 and $11.37 during 2021, 2020 and 2019, respectively.

19. Subsequent Event

On January 31, 2022, we entered into a Master Transaction Agreement with Sutton Cayman, Ltd., a limited company organized under the laws of the Cayman Islands and an affiliate of Talcott Resolution Life, Inc., a subsidiary of Sixth Street, pursuant to which we will cede 100% of our in-force U.S. retail fixed annuity and universal life insurance with secondary guarantee blocks of business (the “Reinsurance Transaction”). The Reinsurance Transaction will be structured through 100% coinsurance with funds withheld. We will retain administration of the ceded business. The Reinsurance Transaction is expected to close during the second quarter of 2022 with economics effective as of January 1, 2022, subject to regulatory approval.

PART C
OTHER INFORMATION

Item 27. Exhibits
Unless otherwise noted, documents containing Accession Numbers below have previously been filed with the Securities and Exchange Commission and are incorporated herein by reference.

(a)	Resolution of Board of Directors of the Depositor – Filed as EX-99.b(1) on 01/11/11(Accession No. 0000898745-11-000017)

(b)	Custodian Agreements - N/A

(c)	Underwriting Contracts
	(1)	Distribution Agreement – Filed as EX-99 b.(3a) on 03/30/11 (Accession No. 0000898745-11-000175)
	(2)	Selling Agreement – Filed as EX-99.b(3b) on 03/30/11 (Accession No. 0000898745-11-000175)

(d)	Contracts
	(1)	Form of Variable Annuity Contract – Filed as EX-99.b(3a) on 01/11/11(Accession No. 0000898745-11-000017)
	(2)	Amendment to Fixed Account Endorsement – Filed as EX-99.b.(3c) on 01/11/11(Accession No. 0000898745-11-000017)
	(3)	Amendment to GMWB Rider – Filed as EX-99.b(4e) on 03/30/11 (Accession No. 0000898745-11-000175)
	(4)	Amendment to Contract Data Page – Filed as EX-99.b(4f) on 03/30/11 (Accession No. 0000898745-11-000175)
	(5)	Amendment to Partial Annuitization Endorsement – Filed as EX-99.b(3g) on 01/11/11(Accession No. 0000898745-11-000017)

(e)	Applications
	(1)	Form of Variable Annuity Application – Filed as EX-99.b(5a) on 03/30/11 (Accession No. 0000898745-11-000175)
	(2)	Form of Variable Annuity Application with Principal Connection – Filed as EX-99.b(5b) on 03/30/11 (Accession No. 0000898745-11-000175)

(f)	Depositor's Certificate of Incorporation and By-laws
	(1)	Articles of Incorporation of the Depositor – Filed as EX-99.b(5a) on 01/11/11(Accession No. 0000898745-11-000017)
	(2)	Bylaws of Depositor – Filed as EX-99.b(5b) on 01/11/11(Accession No. 0000898745-11-000017)

(g)	Reinsurance Contracts
The Depositor maintains reinsurance arrangements in the normal course of business, none of which are material.

(h)	Participation Agreements
1. Principal Variable Contracts Funds, Inc.
	(a)	Principal Variable Contracts Funds, Inc. Participation Agreement dated 01/05/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
	(b)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment No. 1 dated 06/01/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
	(c)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment No. 2 dated 01/01/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
	(d)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment No. 3 (letter) dated 06/17/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
	(e)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment No. 4 and Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
	(f)	Principal Variable Contracts Fund, Inc. Participation Agreement Amendment No. 5 dated 02/09/2015 (filed with the Commission on 04/30/2015 Accession No. 0000009713-15-000053)
	(g)	Principal Variable Contracts Fund, Inc. Participation Agreement Amendment No. 6 dated 08/10/2016 (filed with the Commission on 04/28/2017 Accession No. 0000009713-17-000053)
	(h)	Principal Variable Contracts Fund, Inc. Rule 12b-1 Compensation Letter dated 12/30/2009 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
	(i)	Principal Variable Contracts Fund, Inc. Amendment to Rule 12b-1 Compensation Letter dated 11/09/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
	(j)	Principal Variable Contracts Funds, Inc. Rule 22c-2 Agreement dated 04/16/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
	(k)	Principal Variable Contracts Funds, Inc. Rule 22c-2 Agreement Amendment No. 1 and Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

(i)	Administrative Contracts - N/A

(j)	Other Material Contracts - N/A

(k)	Legal Opinion - Filed as Ex-99.(B)(9) on 04/28/2020 (Accession No. 0000009713-20-000043)

(l)	Other Opinions
(1) Consent of Ernst & Young LLP *
(2)
Powers of Attorney - Filed as Ex-99.(10B) on 04/27/2018 Accession No. 0000009713-18-000055), filed as Ex-99.(B)(10b) on 04/28/2020 (Accession No. 0000009713-20-000043) for J. S. Auerbach, filed as Ex-99(B)10(B) on 04/29/2021 (Accession No. 0000009713-21-000075) for M. E. Beams, C. S. Richer and A. Rivera and filed herein *

(3) Opinion of Counsel *

(m)	Financial Statement Schedules

Principal Life Insurance Company
Report of Independent Auditors on Schedules *
Schedule I - Summary of Investments - Other Than Investments in Related Parties As of December 31, 2021 *
Schedule III - Supplementary Insurance Information as of December 31, 2021, 2020 and 2019 and for each of the years then ended *
Schedule IV - Reinsurance as of December 31, 2021, 2020 and 2019 and for each of the years then ended *

All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

* Filed herewith
    ** To be filed by amendment

Item 28. Officers and Directors of the Depositor
Principal Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:
DIRECTORS:

Name and Principal Business Address	Positions and Offices
JONATHAN S. AUERBACH PayPal 2211 North First Street San Jose, CA 95131	Director Member, Nominating and Governance Committee
MARY E. BEAMS 20 Green Lane Weston, MA 02493	Director Member, Audit Committee
JOCELYN CARTER-MILLER 8701 Banyan Court Tamarac, FL 33321	Director Chair, Human Resources Committee Member, Executive, Nominating and Governance Committee
MICHAEL T. DAN 563 Love Road Lyndhurst, VA 22952	Director Member, Human Resources and Nominating and Governance Committees
SANDRA L. HELTON 1040 North Lake Shore Drive #26A Chicago, IL 60611	Director Chair, Audit Committee Member, Executive Committee
ROGER C. HOCHSCHILD Discover Financial Services 2500 Lake Cook Road Riverwoods, IL 60015	Director Chair, Nominating and Governance Committee
DANIEL J. HOUSTON Principal Financial Group Des Moines, IA 50392	Director Chairman of the Board and Chair, Executive Committee Principal Life: Chairman, President and Chief Executive Officer
SCOTT M. MILLS BET Networks 1515 Broadway, 22nd Floor New York, NY 10036	Director Member, Audit, Executive and Human Resources Committees
CLAUDIO MURUZABAL 791 Crandon Boulevard, #1508 Key Biscayne, FL 33149	Director Member, Human Resources and Nominating and Governance Committees
DIANE C. NORDIN 140 Monument Street Concord, MA 01742	Director Member, Audit Committee
BLAIR C. PICKERELL Lower House 1 29 Mt. Kellett Road The Peak Hong Kong	Director Member, Nominating and Governance Committee
CLARE S. RICHER 169 Marlborough St. Apt 1 Boston, MA 02116	Director Member, Audit Committee
ALFREDO RIVERA The Coca-Cola Company One Coca-Cola Plaza Atlanta, GA 30313	Director Member, Audit and Human Resources Committees

EXECUTIVE OFFICERS (OTHER THAN DIRECTORS)

Name and Principal Business Address	Positions and Offices
KAMAL BHATIA(1)	Senior Executive Director and Chief Operating Officer, Principal Global Investors
DAVID M. BLAKE(1)	Senior Executive Director - Fixed Income
WEE YEE (THOMAS) CHEONG(3)	Executive Vice President, Principal Asia
JON N. COUTURE(1)	Executive Vice President and Chief Human Resources Officer
NOREEN M. FIERRO(1)	Senior Vice President and Chief Compliance Officer
AMY C. FRIEDRICH(1)	President U.S. Insurance Solutions
GINA L. GRAHAM(1)	Vice President and Treasurer
PATRICK G. HALTER(1)	President - Principal Global Asset Management
KARA M. HOOGENSEN(1)	Senior Vice President Specialty Benefits
KATHLEEN B. KAY(1)	Executive Vice President and Chief Information Officer
MARK S. LAGOMARCINO(1)	Senior Vice President, General Counsel and Secretary
CHRISTOPHER J. LITTLEFIELD(1)	President - Retirement and Income Solutions
KENNETH A. MCCULLUM(1)	Senior Vice President and Chief Risk Officer
BARBARA A. MCKENZIE(1)	Senior Executive Director - Investments
DENNIS J. MENKEN(1)	Senior Vice President and Chief Investment Officer - Principal Life Insurance Company
JOEL M. PITZ(1)	Senior Vice President and Controller
SRINIVAS D. REDDY(1)	Senior Vice President - Retirement and Income Solutions
NATHAN P. SCHELHAAS(1)	Senior Vice President - Head of Life Protection Solutions
ELLEN W. SHUMWAY(1)	Senior Executive Director - Strategy and Investments
DEANNA D. STRABLE(1)	Executive Vice President and Chief Financial Officer
ROBERTO WALKER(2)	Executive Vice President, Principal Latin America
BETHANY A. WOOD(1)	Executive Vice President and Chief Marketing Officer

(1)	711 High Street
Des Moines, IA 50392

(2)	Principal Vida Chile
Av Apoquindo 3600
Las Condes
Santiago, Chile

(3)	Unit 1001-2 Central Plaza
18 Harbour Road
Wan Chai, Hong Kong

Item 29. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The Registrant is a separate account of Principal Life Insurance Company (the "Depositor") and is operated as a unit investment trust. Registrant supports benefits payable under Depositor's variable annuity contracts by investing assets allocated to various investment options in shares of Principal Variable Contracts Funds, Inc. and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the "series" type. No person is directly or indirectly controlled by the Registrant.
The Depositor is wholly-owned by Principal Financial Services, Inc. Principal Financial Services, Inc. (an Iowa corporation) an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code. In turn, Principal Financial Services, Inc. is a wholly-owned subsidiary of Principal Financial Group, Inc., a publicly traded company that filed consolidated financial statements with the SEC. A list of persons directly or indirectly controlled by or under common control with Depositor as of December 31, 2021 appears below:
None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, only the separate financial statements of Registrant and the consolidated financial statements of Depositor are being filed with this Registration Statement.

Principal Life Insurance Company - Organizational Structure
(December 31, 2021)

	Organized in	% Owned
PRINCIPAL FINANCIAL GROUP, INC.	Delaware	Publicly Held
-->Principal Financial Services, Inc.*#	Iowa	100
-->PFG DO Brasil LTDA*#	Brazil	100
-->Brasilprev Seguros E Previdencia S.A.*	Brazil	50
-->Principal Global Investors Participacoes, LTDA*#	Brazil	100
-->Claritas Investments LTD*#	Cayman Islands	100
-->Claritas Administracao de Recursos LTDA*#	Brazil	100
-->PFG Do Brasil 2 Participacoes LTDA*#	Brazil	100
-->Ciclic Corretora de Seguros S.A.*#	Brazil	50.01
-->Principal International, LLC.*#	Iowa	100
-->Principal International (Asia) Limited*#	Hong Kong	100
-->Principal Asia Pacific Investment Consulting (Beijing) Limited*#	China	100
-->Principal International (South Asia) SDN, BHD*#	Malaysia	100
-->Principal Nominee Company (Hong Kong) Limited*#	Hong Kong	100
-->Principal Asset Management Company (Asia) Limited*#	Hong Kong	100
-->Principal Trust Company (Hong Kong) Limited*	Hong Kong	100
-->Principal Insurance Company (Hong Kong) Limited*#	Hong Kong	100
-->Principal Asset Management Berhad*	Malaysia	60
-->CIMB Wealth Advisors Berhad*	Malaysia	100
-->PT Principal Asset Management	Indonesia	99
-->Principal Asset Management (S) PTE LTD*#	Singapore	100
-->Principal Asset Management Company Limited*	Thailand	100
-->PT Principal Asset Management*	Indonesia	99
-->Principal Trust Company (Asia) Limited*#	Hong Kong	100
-->Principal Investment & Retirement Services Limited*#	Hong Kong	100
-->Principal Consulting (India) Private Limited*#	India	100
-->Principal Global Investors Holding Company, LLC*#	Delaware	100
-->Principal Global Financial Services (Europe) II LTD*#	United Kingdom	100
-->Principal Global Investors (Europe) Limited*	Wales/United Kingdom	100
-->Principal Global Investors (EU) Limited*	Ireland	100
-->Principal Global Investors (Switzerland) GMBH*	Switzerland	100
-->Principal Global Investors (Ireland) Limited*#	Ireland	100
-->PGI Origin Holding Company LTD*#<	Wales/United Kingdom	100
-->Origin Asset Management LLP*#<	Wales/United Kingdom	88.02
-->PGI Finisterre Holding Company LTD*	Wales/United Kingdom	100
-->Finisterre Holdings Limited*	Malta	100
-->Finisterre Capital UK Limited*	Wales/United Kingdom	100
-->Finisterre Capital LLP*	Wales/United Kingdom	86
-->Finisterre Malta Limited*	Malta	100
-->Principal Corporate Secretarial Services Limited	Wales/United Kingdom	100
-->Principal Real Estate Europe Limited	Wales/United Kingdom	100

-->Principal Real Estate Limited	Wales/United Kingdom	100
-->INTERNOS Real Estate Limited	Wales/United Kingdom	100
-->Principal Real Estate B.V.	Netherlands	100
-->Principal Real Estate GmbH	Germany	100
-->Principal Real Estate Kapitalverwaltungsgesellschaft mbH	Germany	94.9
-->Principal Real Estate S.ã.r.l.	Luxembourg	100
-->Principal Real Estate SAS	France	100
→ Principal Real Estate S.L.U.	Spain	100
-->Principal Real Estate Spezialfondsgesellschaft mbH	Germany	94.9
-->Principal Global Investors (Singapore) Limited*#	Singapore	100
-->Principal Global Investors (Hong Kong) Limited*#	Hong Kong	100
-->Principal Global Investors Holding Company (US), LLC*#	Delaware	100
-->Spectrum Asset Management, Inc.*#<	Connecticut	100
-->SAMI Brokerage LLC	Connecticut	100
--> Post Advisory Group, LLC*#<	Delaware	76.01
--> Principal Commercial Funding, LLC*#<	Delaware	100
-->Principal Enterprise Capital, LLC*#	Delaware	100
-->Principal Global Investors, LLC*#<	Delaware	100
-->Principal Real Estate Investors, LLC*#	Delaware	100
-->Principal Global Investors Trust Company*#	Oregon	100
-->Principal Shareholder Services, Inc.*#	Washington	100
-->Principal Funds Distributor, Inc.*#	Washington	100
-->Principal Islamic Asset Management SDN. BHD*#	Malaysia	60
-->Principal Financial Group (Mauritius) LTD*#	Mauritius	100
-->Principal Life Insurance Company+#	Iowa	100
-->Principal Real Estate Fund Investors, LLC*#<	Delaware	100
-->Principal Development Investors, LLC*#<	Delaware	100
-->Principal Real Estate Holding Company, LLC*#<	Delaware	100
-->GAVI PREHC HC, LLC*#<	Delaware	100
-->Principal Holding Company, LLC*#<	Iowa	100
-->Petula Associates, LLC*<	Iowa	100
-->Principal Real Estate Portfolio, Inc.*#<	Delaware	100
-->GAVI PREPI HC, LLC*#<	Delaware	100
-->Petula Prolix Development Company, LLC*#<	Iowa	100
-->Principal Commercial Acceptance, LLC*#<	Delaware	100
-->Principal Generation Plant, LLC*#<	Delaware	100
-->Principal Bank*#<	Iowa	100
-->Principal Advised Services, LLC	Delaware	100
-->Equity FC, LTD*#<	Iowa	100
-->Principal Dental Services, Inc.*#<	Arizona	100
-->Employers Dental Services, Inc.*#<	Arizona	100
-->First Dental Health*#<	California	100
-->Delaware Charter Guarantee & Trust Company*#<	Delaware	100
-->Preferred Product Network, Inc.*#<	Delaware	100
-->Principal Reinsurance Company of Vermont*#	Vermont	100
-->Principal Life Insurance Company of Iowa*#<	Iowa	100
-->Principal Reinsurance Company of Delaware*#<	Delaware	100
-->Principal Reinsurance Company of Delaware II*#<	Delaware	100
-->Principal International Holding Company, LLC*#	Delaware	100
-->Principal Global Services Private Limited*#	India	100
-->Principal Global Services (Philippines) LLC	Philippines	100
-->Veloxiti Commercial Contracting, Inc.	Delaware	40
-->CCB Principal Asset Management Company, LTD*	China	25
-->Principal Financial Services I (US), LLC*#	Delaware	100
-->Principal Financial Services II (US), LLC*#	Delaware	100
-->Principal Financial Services I (UK) LLP *#	Wales/United Kingdom	100
-->Principal Financial Services IV (UK) LLP*#	United Kingdom	100
-->Principal Financial Services V (UK) LTD.*#	United Kingdom	100

-->Principal Financial Services II (UK) LTD.*#	Wales/United Kingdom	100
-->Principal Financial Services III (UK) LTD.*#	Wales/United Kingdom	100
-->Principal Financial Services Asia (UK) LTD*#	United Kingdom	100
-->Principal Global Investors Asia (UK) Ltd	United Kingdom	100
-->Principal International Asia (UK) Ltd	United Kingdom	100
-->Principal Global Investors (Australia) Service Company Pty Limited*#	Australia	100
-->Principal Global Investors (Australia) Limited*#	Australia	100
-->Principal Global Investors (Japan) Limited*#	Japan	100
-->Principal International India LTD*#	United Kingdom	100
-->Principal Financial Services VI (UK) LTD*#	United Kingdom	100
-->Principal Global Financial Services (Europe) LTD*#	United Kingdom	100
-->Liongate Limited*	Malta	100
-->Principal Financial Services Latin America LTD.*#	Wales/United Kingdom	100
-->Principal International Latin America LTD.*#	United Kingdom	100
-->Principal International Mexico, LLC*#	Delaware	100
-->Principal Mexico Servicios, S.A. de C.V.*#	Mexico	100
-->Principal Financial Group, S.A. de C. V. Grupo Financiero*#	Mexico	100
-->Principal Afore, S. A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Fondos de Inversion S.A. de C.V., Operadora de Fondos de Inversion, Principal Grupo Financiero*#	Mexico	100
-->Principal Seguros, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal International South America I LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD., Agencia En Chile*#	Chile/United Kingdom	100
-->Principal International de Chile, S.A.*#	Chile	100
-->Principal Compania de Seguros de Vida Chile S.A.*#	Chile	100
-->Principal Administradora General de Fondos S.A.*#	Chile	100
-->Principal Ahorro e Inversiones S.A.*#	Chile	100
-->Principal Servicios Corporativos Chile LTDA*#	Chile	100
-->Principal Servicios de Administracion S.A.*#	Chile	100
-->Hipotecaria Security Principal, S.A.*	Chile	49
-->Principal Holding Company Chile S.A.*#	Chile	100
-->Principal Chile Limitada*#	Chile	100
-->Administradora de Fondos de Pensiones Cuprum S.A.*#	Chile	97
-->Inversiones Cuprum Internacional S.A.*#	Chile	100
-->Principal National Life Insurance Company+#	Iowa	100
-->Principal Securities, Inc.	Iowa	100
-->Diversified Dental Services, Inc.*#	Nevada	100
-->Principal Innovations, Inc.	Delaware	90.55
-->RobustWealth, Inc.	Delaware	100
→ Principal Workforce, LLC	Delaware	100
→ Principal Financial Services (Asia) Pte Ltd	Singapore	100

+ Consolidated financial statements are filed with the SEC.
* Not required to file financial statements with the SEC.
# Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SEC.
= Separate Financial statements are filed with SEC.
< Included in the financial statements of Principal Life Insurance Company filed with the SEC.

Item 30.    Indemnification

Sections 490.851 through 490.859 of the Iowa Business Corporation Act permit corporations to indemnify directors and officers where (A) all of the following apply: the director or officer (i) acted in good faith; (ii) reasonably believed that (a) in the case of conduct in the individual's official capacity, that the individual's conduct was in the best interests of the corporation or (b) in all other cases, that the individual's conduct was at least not opposed to the best interests of the corporation; and (iii) in the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful; and (B) the individual engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the corporation's articles of incorporation.

Unless ordered by a court pursuant to the Iowa Business Corporation Act, a corporation shall not indemnify a director or officer in either of the following circumstances: (A) in connection with a proceeding by or in the right of the corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct (above) or (B) in connection with any proceeding with respect to conduct for which the director was adjudged liable on the basis that the director receive a financial benefit to which he or she was not entitled, whether or not involving action in the director's official capacity.

Registrant's By-Laws provide that it shall indemnify directors and officers against damages, awards, settlements and costs reasonably incurred or imposed in connection with any suit or proceeding to which such person is or may be made a party by reason of being a director or officer of the Registrant. Such rights of indemnification are in addition to any rights to indemnity to which the person may be entitled under Iowa law and are subject to any limitations imposed by the Board of Directors. The Board has provided that certain procedures must be followed for indemnification of officers, and that there is no indemnity of officers when there is a final adjudication of liability based upon acts which constitute gross negligence or willful misconduct.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.    Principal Underwriters
(a)    Other Activity
Principal Securities, Inc. acts as principal underwriter for variable annuity contracts issued by Principal Life Insurance Company Separate Account B, a registered unit investment trust and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.
(b)    Management

(b1) Name and principal	(b2) Positions and offices
business address	with principal underwriter

Meaghan Alvarez	Vice President and Chief Compliance Officer
Principal Financial Group(1)

Carla Beitzel	Vice President, Distribution (PPN)
Principal Financial Group(1)

Jess Beltran	Chief Supervision Officer
Principal Financial Group(1)

Chad Claire	Chief Information Officer
Principal Financial Group(1)

Amy C. Friedrich	Director
Principal Financial Group(1)

William Froehlich	Vice President, Operations
Principal Financial Group(1)

Gina L. Graham	Vice President and Treasurer
Principal Financial Group(1)

Grady Holt	Vice President - Advisory Services
Principal Financial Group(1)

(b1) Name and principal	(b2) Positions and offices
business address	with principal underwriter
Chantel M. Kramme	Counsel
Principal Financial Group(1)

Kenneth A. McCullum	Director
Principal Financial Group(1)

Alex P. Montz	Assistant Corporate Secretary
Principal Financial Group(1)

Michael F. Murray	Chairman, President and Chief Executive Officer
Principal Financial Group(1)

Doug Rants	Chief Information Security Officer
Principal Financial Group(1)

Marty Richardson	Vice President
Principal Financial Group(1)

David A. Rigler	Chief Financial Officer
Principal Financial Group(1)

Craig Spadafora	Senior Vice President
Principal Financial Group(1)

Deanna D. Strable-Soethout	Director
Principal Financial Group(1)

Dan VanWinkle	AML Officer
Principal Financial Group(1)

Matt Vitek	Counsel
Principal Financial Group(1)

Traci L. Weldon	Senior Vice President
Principal Financial Group(1)

Dan L. Westholm	Assistant Vice President - Treasury
Principal Financial Group(1)

Clint L. Woods	Vice President, Associate General Counsel and Assistant Corporate Secretary
Principal Financial Group(1)

(1) 655 9th Street
Des Moines, IA 50309
(c)    Compensation from the Registrant

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts & Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Compensation
Principal Securities, Inc.	$43,776,045	0	0	0

Item 32.    Location of Accounts and Records
All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal Financial Group, Des Moines, Iowa 50392.
Item 33.    Management Services
N/A
Item 32.    Fee Representation
Principal Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Life Insurance Company Separate Account B, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, and its seal to be hereunto affixed and attested, in the City of Des Moines and State of Iowa, on the 28th day of April, 2022.

PRINCIPAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
(Registrant)

	By :	/s/ D. J. Houston
D. J. Houston
Chairman, President and Chief Executive Officer

PRINCIPAL LIFE INSURANCE COMPANY
(Depositor)

	By :	/s/ D. J. Houston
D. J. Houston
Chairman of the Board
Director, Chairman, President and Chief Executive Officer

Attest:

/s/ Clint Woods
Clint Woods
Assistant Corporate Secretary and Governance Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ D. J. Houston	Director, Chairman of the Board	April 28, 2022
D. J. Houston	Chairman, President, and Chief Executive Officer

/s/ J. M. Pitz	Senior Vice President and Controller	April 28, 2022
J. M. Pitz	(Principal Accounting Officer)

/s/ D. D. Strable-Soethout	Executive Vice President and Chief Financial Officer (Principal Financial Officer)	April 28, 2022
D. D. Strable-Soethout

/s/ J. S. Auerbach	Director	April 28, 2022
J. S. Auerbach

/s/ M. E. Beams	Director	April 28, 2022
M. E. Beams

/s/ J. Carter-Miller	Director	April 28, 2022
J. Carter-Miller

/s/ M. T. Dan	Director	April 28, 2022
M. T. Dan

/s/ S. L. Helton	Director	April 28, 2022
S. L. Helton

/s/ R. C. Hochschild	Director	April 28, 2022
R. C. Hochschild

/s/ S. M. Mills	Director	April 28, 2022
S. M. Mills

/s/ C. Muruzabal	Director	April 28, 2022
C. Muruzabal

/s/ D. C. Nordin	Director	April 28, 2022
D. C. Nordin

/s/ B. C. Pickerell	Director	April 28, 2022
B. C. Pickerell

/s/ C. S. Richer	Director	April 28, 2022
C. S. Richer

/s/ A. Rivera	Director	April 28, 2022
A. Rivera

*By	/s/ D. J. Houston
D. J. Houston
Director, Chairman of the Board
Chairman, President and Chief Executive Officer

*
Pursuant to Powers of Attorney
Filed as Ex-99.(10B) on 04/27/2018 Accession No. 0000009713-18-000055), filed as Ex-99.(B)(10b) on 04/28/2020 (Accession No. 0000009713-20-000043) for J. S. Auerbach, filed as Ex-99(B)10(B) on 04/29/2021 (Accession No. 0000009713-21-000075) for M. E. Beams, C. S. Richer and A. Rivera and filed herein